UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF
and Schwab Fundamental Index ETFs
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: August 31, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
August 31, 2025

Schwab U.S. REIT ETF

Ticker Symbol: SCHH

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2025, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. REIT ETF	$4	0.07% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (01/13/2011) 1,2	-0.93%	-1.51%	6.31%	4.68%
S&P 500 ® Index 3	9.21%	15.88%	14.74%	14.60%
Dow Jones Equity All REIT Capped Index 4	-0.92%	-1.47%	6.39%	N/A
REIT Spliced Index	-0.92%	-1.47%	6.39%	4.75%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a
product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF
is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow
Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
4
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
Schwab U.S. REIT ETF | Semiannual Report
1
REG125436-01  00317433

Statistics

Net Assets (millions)	$8,397
Number of Holdings (excludes derivatives)	123
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	4%
Weighted Average Market Cap (millions)	$44,831
Price/Earnings Ratio (P/E)	35.0
Price/Book Ratio (P/B)	2.3
Industry Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this
report
use the Global Industry Classification Standard (GICS) which was
developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. REIT ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. REIT ETF | Semiannual Report
3

Semiannual Report |
August 31, 2025

Schwab Fundamental U.S. Broad Market ETF

Ticker Symbol: FNDB

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2025, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Broad Market ETF	$13	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Broad Market ETF (08/15/2013) 1,2	5.64%	10.73%	15.86%	12.76%
Russell 3000 ® Index 3	9.29%	15.84%	14.11%	13.98%
RAFI Fundamental High Liquidity US All Index 4	5.73%	10.97%	N/A	N/A
Russell RAFI™ US Index	5.87%	10.84%	16.13%	13.03%
Fundamental US All Spliced Index	5.73%	10.97%	16.13%	13.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US All Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental
U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 3000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US All Index. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High
Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental U.S. Broad Market ETF | Semiannual Report
1
REG125417-01  00317414

Statistics

Net Assets (thousands)	$981,955
Number of Holdings (excludes derivatives)	1,650
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	7%
Weighted Average Market Cap (millions)	$553,907
Price/Earnings Ratio (P/E)	19.9
Price/Book Ratio (P/B)	2.5
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co.,
Inc
.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Amount is less than 0.05%.
2
Schwab Fundamental U.S. Broad Market ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Broad Market ETF | Semiannual Report
3

Semiannual Report |
August 31, 2025

Schwab Fundamental U.S. Large Company ETF

Ticker Symbol: FNDX

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2025, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company ETF	$13	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company ETF (08/15/2013) 1,2	5.48%	10.97%	15.98%	13.01%
Russell 1000 ® Index 3	9.25%	16.24%	14.34%	14.33%
RAFI Fundamental High Liquidity US Large Index 4	5.57%	11.21%	N/A	N/A
Russell RAFI™ US Large Company Index	5.65%	11.10%	16.25%	13.27%
Fundamental US Large Spliced Index	5.57%	11.21%	16.26%	13.27%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are
bought and
sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI
Fundamental
High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i)
make no representation or
warranty
as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental U.S. Large Company ETF | Semiannual Report
1
REG125418-01  00317415

Statistics

Net Assets (millions)	$19,828
Number of Holdings (excludes derivatives)	737
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	7%
Weighted Average Market Cap (millions)	$595,457
Price/Earnings Ratio (P/E)	20.0
Price/ Book Ratio (P/B)	2.6
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have
changed
since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was deve
loped by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental U.S. Large Company ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Large Company ETF | Semiannual Report
3

Semiannual Report |
August 31, 2025

Schwab Fundamental U.S. Small Company ETF

Ticker Symbol: FNDA

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2025, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company ETF	$13	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company ETF (08/15/2013) 1,2	7.59%	7.27%	13.96%	9.67%
S&P 500 ® Index 3	9.21%	15.88%	14.74%	14.60%
RAFI Fundamental High Liquidity US Small Index 4	7.70%	7.52%	N/A	N/A
Russell RAFI™ US Small Company Index	8.75%	7.61%	14.22%	9.91%
Fundamental US Small Spliced Index	7.70%	7.52%	14.15%	9.87%
Russell 2000 ® Index	10.22%	8.17%	10.13%	8.88%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental U.S. Small Company ETF | Semiannual Report
1
REG125419-01  00317416

Statistics

Net Assets (millions)	$8,933
Number of Holdings (excludes derivatives)	980
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	13%
Weighted Average Market Cap (millions)	$8,592
Price/Earnings Ratio (P/E)	19.8
Price/Book Ratio (P/B)	1.8
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed
by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental U.S. Small Company ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Small Company ETF | Semiannual Report
3

Semiannual Report |
August 31, 2025

Schwab Fundamental International Equity ETF

Ticker Symbol: FNDF

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2025, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity ETF	$14	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity ETF (08/15/2013) 1,2,3	19.08%	18.03%	14.19%	8.54%
MSCI EAFE ® Index (Net) 4,5	14.44%	13.87%	10.15%	7.40%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 4,6	18.93%	17.98%	N/A	N/A
Russell RAFI™ Developed ex US Large Company Index (Net) 4	18.91%	18.02%	14.24%	8.58%
Fundamental Developed ex US Large Spliced Index	18.93%	17.98%	14.22%	8.57%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.
Schwab Fundamental International Equity ETF | Semiannual Report
1
REG125415-01  00317412

Statistics

Net Assets ( millions )	$17,311
Number of Holdings (excludes derivatives)	930
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	7%
Weighted Average Market Cap (millions)	$76,851
Price/Earnings Ratio (P/E)	14.0
Price/Book Ratio (P/B)	1.3
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed
by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a
service mark
of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental International Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental International Equity ETF | Semiannual Report
3

Semiannual Report |
August 31, 2025

Schwab Fundamental International Small Equity ETF

Ticker Symbol: FNDC

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2025, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity ETF	$22	0.39% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity ETF (08/15/2013) 1,2,3	24.01%	21.90%	10.63%	7.78%
MSCI EAFE ® Index (Net) 4,5	14.44%	13.87%	10.15%	7.40%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 4,6	24.05%	22.20%	N/A	N/A
Russell RAFI™ Developed ex US Small Company Index (Net) 4	24.05%	22.03%	10.88%	8.03%
Fundamental Developed ex US Small Spliced Index	24.05%	22.20%	10.91%	8.04%
S&P Developed ex-U.S. Small Cap Index (Net) 4	22.53%	18.34%	7.28%	6.88%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.
Schwab Fundamental International Small Equity ETF | Semiannual Report
1
REG125416-01  00317413

Statistics

Net Assets (millions)	$3,000
Number of Holdings (excludes derivatives)	1,700
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	17%
Weighted Average Market Cap (millions)	$5,704
Price/ Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	1.2
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive
property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental International Small Equity ETF | Se
mia
nnual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental International Small Equity ETF | Semiannual Report
3

Semiannual Report |
August 31, 2025

Schwab Fundamental Emerging Markets Equity ETF

Ticker Symbol: FNDE

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of March 1, 2025, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of
Additional
Information (SAI), reports to
shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity ETF	$21	0.39% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more
or
less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity ETF (08/15/2013) 1,2,3	13.47%	18.51%	11.69%	9.26%
MSCI Emerging Markets Index (Net) 4,5	16.37%	16.80%	5.21%	6.92%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 4,6	13.77%	18.69%	N/A	N/A
Russell RAFI™ Emerging Markets Large Company Index (Net) 4	14.24%	18.95%	12.15%	9.79%
Fundamental Emerging Markets Spliced Index	13.77%	18.69%	12.09%	9.76%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity
Emerging
Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental Emerging
Markets
Equity ETF | Semiannual Report
1
REG125414-01  00317411

Statistics

Net Assets (millions)	$7,288
Number of Holdings (excludes derivatives )	383
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	9%
Weighted Average Market Cap (millions)	$137,183
Price/ Earnings Ratio (P/E)	10.0
Price/Book Ratio (P/B)	1.3
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have
changed
since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental Emerging Markets Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy
voting
policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental Emerging Markets Equity ETF | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | August 31, 2025
Schwab U.S. REIT ETF

    Ticker Symbol SCHH

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
1

Schwab U.S. REIT ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 8/31/25*	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]
Per-Share Data
Net asset value at beginning of period	$22.09	$20.05	$19.96	$23.30	$19.48	$21.15
Income (loss) from investment operations:
Net investment income (loss)[2]	0.34	0.64	0.64	0.60	0.43	0.42
Net realized and unrealized gains (losses)	(0.55)	2.08	0.12	(3.45)	3.79	(1.54)
Total from investment operations	(0.21)	2.72	0.76	(2.85)	4.22	(1.12)
Less distributions:
Distributions from net investment income	(0.26)	(0.68)	(0.67)	(0.49)	(0.40)	(0.55)
Net asset value at end of period	$21.62	$22.09	$20.05	$19.96	$23.30	$19.48
Total return	(0.93%)[3]	13.75%	4.06%	(12.22%)	21.56%	(4.98%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%[4]	0.07%	0.07%	0.07%[5]	0.07%	0.07%
Net investment income (loss)	3.23%[4]	3.04%	3.34%	2.82%[5]	1.81%	2.33%
Portfolio turnover rate[6]	4%[3]	8%	6%	6%	5%	59%
Net assets, end of period (x 1,000,000)	$8,397	$7,694	$6,361	$5,780	$6,648	$4,892

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Data Center REITs 7.8%
Digital Realty Trust, Inc.	2,010,094	336,972,158
Equinix, Inc.	407,002	319,980,903
		656,953,061

Diversified REITs 2.3%
Alexander & Baldwin, Inc.	462,400	8,942,816
American Assets Trust, Inc.	300,636	6,283,292
Armada Hoffler Properties, Inc.	508,041	3,698,539
Broadstone Net Lease, Inc.	1,201,075	22,327,984
CTO Realty Growth, Inc.	182,798	3,158,749
Essential Properties Realty Trust, Inc.	1,254,537	39,292,099
Gladstone Commercial Corp.	293,719	3,950,521
Global Net Lease, Inc.	1,218,430	9,589,044
WP Carey, Inc.	1,390,337	93,291,613
		190,534,657

Health Care REITs 15.5%
Alexandria Real Estate Equities, Inc.	977,530	80,587,573
American Healthcare REIT, Inc.	1,013,036	43,347,810
CareTrust REIT, Inc.	1,344,111	46,250,860
Community Healthcare Trust, Inc.	159,320	2,455,121
Global Medical REIT, Inc.	397,802	2,983,515
Healthcare Realty Trust, Inc.	2,231,320	38,780,342
Healthpeak Properties, Inc.	4,411,109	79,135,295
LTC Properties, Inc.	291,547	10,641,466
Medical Properties Trust, Inc. (a)	3,810,196	17,145,882
National Health Investors, Inc.	296,492	23,212,359
Omega Healthcare Investors, Inc.	1,837,469	78,221,055
Sabra Health Care REIT, Inc.	1,510,350	28,862,789
Sila Realty Trust, Inc.	350,595	8,743,839
Ventas, Inc.	2,865,447	195,079,632
Welltower, Inc.	3,828,304	644,226,997
		1,299,674,535

Hotel & Resort REITs 2.4%
Apple Hospitality REIT, Inc.	1,403,687	18,332,152
DiamondRock Hospitality Co.	1,309,768	11,211,614
Host Hotels & Resorts, Inc.	4,404,671	75,804,388
Park Hotels & Resorts, Inc.	1,270,676	14,943,150
Pebblebrook Hotel Trust	753,577	8,394,848
RLJ Lodging Trust	951,551	7,326,942
Ryman Hospitality Properties, Inc.	381,143	37,653,117
Service Properties Trust (b)	1,065,221	2,876,097
Summit Hotel Properties, Inc.	692,435	3,794,544
Sunstone Hotel Investors, Inc.	1,261,663	11,960,565
Xenia Hotels & Resorts, Inc.	627,910	8,872,368
		201,169,785

Industrial REITs 11.5%
Americold Realty Trust, Inc.	1,662,888	24,012,103
EastGroup Properties, Inc.	332,942	56,453,646
First Industrial Realty Trust, Inc.	840,832	44,227,763
Innovative Industrial Properties, Inc.	177,661	10,066,272
Lineage, Inc.	377,830	15,834,855
LXP Industrial Trust	1,875,513	17,029,658
Plymouth Industrial REIT, Inc.	251,593	5,535,046
Prologis, Inc.	5,718,117	650,607,351
Rexford Industrial Realty, Inc.	1,499,253	62,084,067
STAG Industrial, Inc.	1,185,097	43,670,824
SECURITY	NUMBER OF SHARES	VALUE ($)
Terreno Realty Corp.	656,306	37,914,798
		967,436,383

Integrated Telecommunication Services 0.1%
Uniti Group, Inc.	937,594	5,906,842

Multi-Family Residential REITs 9.0%
Apartment Investment & Management Co., Class A	825,906	6,466,844
AvalonBay Communities, Inc.	902,821	176,817,493
Camden Property Trust	678,348	75,961,409
Centerspace	105,937	6,303,252
Elme Communities	560,360	9,570,949
Equity Residential	2,171,161	143,557,165
Essex Property Trust, Inc.	408,787	110,458,335
Independence Realty Trust, Inc.	1,481,602	26,831,812
Mid-America Apartment Communities, Inc.	743,228	108,377,507
NexPoint Residential Trust, Inc.	139,237	4,805,069
UDR, Inc.	1,914,202	75,744,973
Veris Residential, Inc.	513,759	8,081,429
		752,976,237

Office REITs 3.6%
Brandywine Realty Trust	1,098,986	4,681,680
BXP, Inc.	924,846	67,060,583
COPT Defense Properties	715,343	20,587,572
Cousins Properties, Inc.	1,065,719	31,428,053
Douglas Emmett, Inc.	1,064,370	17,253,438
Easterly Government Properties, Inc.	267,171	6,115,544
Empire State Realty Trust, Inc., Class A	870,283	6,657,665
Highwoods Properties, Inc.	684,616	21,585,942
Hudson Pacific Properties, Inc. *	2,155,620	6,057,292
JBG SMITH Properties	464,468	9,958,194
Kilroy Realty Corp.	675,872	28,109,517
NET Lease Office Properties	93,799	2,778,326
Paramount Group, Inc. *	1,166,424	8,398,253
Piedmont Realty Trust, Inc., Class A	792,064	6,708,782
SL Green Realty Corp.	450,776	25,644,647
Vornado Realty Trust	1,060,594	40,334,390
		303,359,878

Other Specialized REITs 7.7%
EPR Properties	482,824	26,193,202
Farmland Partners, Inc.	260,351	2,869,068
Four Corners Property Trust, Inc.	637,426	16,502,959
Gaming & Leisure Properties, Inc.	1,745,006	83,777,738
Iron Mountain, Inc.	1,873,349	172,966,313
Lamar Advertising Co., Class A	558,529	71,072,815
Millrose Properties, Inc., Class A	763,593	26,962,469
Outfront Media, Inc.	879,465	16,428,406
Safehold, Inc.	290,634	4,783,836
VICI Properties, Inc.	6,709,439	226,644,850
		648,201,656

Retail REITs 15.1%
Acadia Realty Trust	830,468	16,617,665
Agree Realty Corp.	697,186	50,713,310
Brixmor Property Group, Inc.	1,943,294	54,392,799
Curbline Properties Corp.	602,008	13,563,240
Federal Realty Investment Trust	492,921	49,563,206
Getty Realty Corp.	324,136	9,267,048
InvenTrust Properties Corp.	493,052	14,678,158
See financial notes
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
3

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kimco Realty Corp.	4,295,318	96,601,702
Kite Realty Group Trust	1,395,029	31,834,562
Macerich Co.	1,603,858	29,510,987
NETSTREIT Corp.	519,286	9,497,741
NNN REIT, Inc.	1,193,358	51,206,992
Phillips Edison & Co., Inc.	795,957	28,009,727
Realty Income Corp.	5,734,017	336,930,839
Regency Centers Corp.	1,037,324	75,205,990
Simon Property Group, Inc.	1,948,176	351,957,476
SITE Centers Corp.	300,683	3,692,387
Tanger, Inc.	718,572	24,560,791
Urban Edge Properties	797,490	16,500,068
		1,264,304,688

Self Storage REITs 6.8%
CubeSmart	1,447,362	59,226,053
Extra Space Storage, Inc.	1,347,400	193,459,692
National Storage Affiliates Trust	447,176	14,412,483
Public Storage	1,002,493	295,324,413
Smartstop Self Storage REIT, Inc.	197,624	7,191,537
		569,614,178

Single-Family Residential REITs 4.3%
American Homes 4 Rent, Class A	2,017,769	72,276,485
Equity LifeStyle Properties, Inc.	1,213,934	73,188,081
Invitation Homes, Inc.	3,619,403	113,251,120
Sun Communities, Inc.	761,822	96,652,357
UMH Properties, Inc.	497,430	7,804,677
		363,172,720

Telecom Tower REITs 11.9%
American Tower Corp.	2,884,776	588,061,588
Crown Castle, Inc.	2,764,877	274,109,906
SBA Communications Corp.	682,231	139,755,020
		1,001,926,514

Timber REITs 1.9%
PotlatchDeltic Corp.	454,480	19,101,794
Rayonier, Inc.	890,164	23,393,510
Weyerhaeuser Co.	4,605,027	119,132,049
		161,627,353
Total Common Stocks (Cost $8,215,384,419)		8,386,858,487

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (c)	3,986,136	3,986,136
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (c)(d)	15,048,540	15,048,540
		19,034,676
Total Short-Term Investments (Cost $19,034,676)		19,034,676
Total Investments in Securities (Cost $8,234,419,095)		8,405,893,163

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 09/19/25	255	9,452,850	183,262

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,714,128.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at August 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Hotel & Resort REITs 0.0%
Service Properties Trust	$—	$336,440	($69,025 )	($187,172 )	($33,799 )	$2,876,097	1,065,221	$19,876
See financial notes
4
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$8,386,858,487	$—	$—	$8,386,858,487
Short-Term Investments[1]	19,034,676	—	—	19,034,676
Futures Contracts[2]	183,262	—	—	183,262
Total	$8,406,076,425	$—	$—	$8,406,076,425

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
5

Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of August 31, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $10,953,236)		$2,876,097
Investments in securities, at value - unaffiliated issuers (cost $8,223,465,859) including securities on loan of $14,714,128		8,403,017,066
Cash		977,659
Deposit with broker for futures contracts		976,927
Receivables:
Dividends		5,322,544
Variation margin on future contracts		36,850
Income from securities on loan	+	9,557
Total assets		8,413,216,700

Liabilities
Collateral held for securities on loan		15,048,540
Payables:
Deferred dividend income		974,132
Management fees	+	500,346
Total liabilities		16,523,018
Net assets		$8,396,693,682

Net Assets by Source
Capital received from investors		$9,230,883,618
Total distributable loss	+	(834,189,936)
Net assets		$8,396,693,682

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,396,693,682		388,400,000		$21.62

See financial notes
6
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2025 through August 31, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$129,512,116
Other Interest		28,704
Dividends received from securities - affiliated issuers		19,876
Securities on loan, net	+	59,624
Total investment income		129,620,320

Expenses
Management fees		2,742,952
Total expenses	–	2,742,952
Net investment income		126,877,368

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(189,693)
Net realized losses on sales of securities - unaffiliated issuers		(35,448,303)
Net realized gains on sales of in-kind redemptions - affiliated issuers		2,521
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		38,281,383
Net realized losses on futures contracts	+	(1,653,866)
Net realized gains		992,042
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(33,799)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(176,142,932)
Net change in unrealized appreciation (depreciation) on futures contracts	+	47,555
Net change in unrealized appreciation (depreciation)		(176,129,176)
Net realized and unrealized losses		(175,137,134)
Decrease in net assets resulting from operations		($48,259,766 )
See financial notes
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
7

Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/25-8/31/25		3/1/24-2/28/25
Net investment income		$126,877,368	$215,295,835
Net realized gains		992,042	192,923,506
Net change in unrealized appreciation (depreciation)	+	(176,129,176)	458,181,267
Increase (decrease) in net assets resulting from operations		($48,259,766 )	$866,400,608

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($94,200,390 )	($228,593,610 )

TRANSACTIONS IN FUND SHARES
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		50,900,000	$1,068,933,677	84,650,000	$1,838,697,766
Shares redeemed	+	(10,750,000)	(223,995,407)	(53,700,000)	(1,143,464,459)
Net transactions in fund shares		40,150,000	$844,938,270	30,950,000	$695,233,307

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		348,250,000	$7,694,215,568	317,300,000	$6,361,175,263
Total increase	+	40,150,000	702,478,114	30,950,000	1,333,040,305
End of period		388,400,000	$8,396,693,682	348,250,000	$7,694,215,568
See financial notes
8
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. REIT ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Ariel Opportunities ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF	Schwab Core Bond ETF
Schwab Short-Term U.S. Treasury ETF	Schwab Government Money Market ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer.  Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab U.S. REIT ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. real estate investment trusts classified as equities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds.” For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
9

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
10
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting  fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of August 31, 2025, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2025, the fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of August 31, 2025, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
11

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. A non-recurring dividend with a payable date of August 29, 2025, and an ex-date of September 2, 2025, is presented in the Statement of Assets and Liabilities as Deferred dividend income payable.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date.  Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
12
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of the fund in this report that is owned by other funds in the Schwab Funds Complex as of August 31, 2025, as applicable:
Schwab MarketTrack All Equity Portfolio	0.6%
Schwab MarketTrack Balanced Portfolio	0.2%
Schwab MarketTrack Conservative Portfolio	0.0%*
Schwab MarketTrack Growth Portfolio	0.5%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.2%
Schwab Target 2030 Index Fund	0.7%
Schwab Target 2035 Index Fund	0.7%
Schwab Target 2040 Index Fund	0.8%
Schwab Target 2045 Index Fund	0.6%
Schwab Target 2050 Index Fund	0.8%
Schwab Target 2055 Index Fund	0.6%
Schwab Target 2060 Index Fund	0.7%
Schwab Target 2065 Index Fund	0.2%
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
13

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2025, the fund’s purchases and sales of securities with other funds in the Schwab Funds Complex was $13,729,996 and $52,297,402, respectively, and includes net realized losses of $16,405,185.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of August 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$183,262	$183,262

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

14
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	($1,653,866 )	($1,653,866 )
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$47,555	$47,555

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2025, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$15,765,514	431

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$379,015,583	$311,852,382

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2025, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$1,009,777,033	$169,056,783
For the period ended August 31, 2025, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2025, if any, are disclosed in the fund’s Statement of Operations.
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
15

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

 9. Federal Income Taxes:
As of August 31, 2025, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$8,402,952,728	$629,725,218	($626,601,521 )	$3,123,697

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and the realization for tax purposes of unrealized appreciation or depreciation on futures contracts. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2025, the fund had capital loss carryforwards of $896,242,345.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2025. The tax basis components of distributions paid during the fiscal year ended February 28, 2025 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$228,593,610
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
16
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
17

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
18
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
19

Schwab U.S. REIT ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. REIT ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
20
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Fund had closely tracked its index in 2024, performing in its expected performance range. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking U.S. REIT indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
21

Schwab U.S. REIT ETF
investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
22
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

MFR63740-14
00317406

Semiannual Holdings and Financial Statements | August 31, 2025
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market ETF	FNDB
Schwab Fundamental U.S. Large Company ETF	FNDX
Schwab Fundamental U.S. Small Company ETF	FNDA
Schwab Fundamental International Equity ETF	FNDF
Schwab Fundamental International Small Equity ETF	FNDC
Schwab Fundamental Emerging Markets Equity ETF	FNDE
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 8/31/25*	3/1/24– 2/28/25[1,2]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]
Per-Share Data
Net asset value at beginning of period	$24.07	$21.17	$18.11	$18.78	$16.09	$12.39
Income (loss) from investment operations:
Net investment income (loss)[3]	0.22	0.40	0.38	0.36	0.33	0.31
Net realized and unrealized gains (losses)	1.12	2.90	3.05	(0.68)	2.67	3.71
Total from investment operations	1.34	3.30	3.43	(0.32)	3.00	4.02
Less distributions:
Distributions from net investment income	(0.20)	(0.40)	(0.37)	(0.35)	(0.31)	(0.32)
Net asset value at end of period	$25.21	$24.07	$21.17	$18.11	$18.78	$16.09
Total return	5.64%[4]	15.74%	19.24%	(1.63%)	18.80%	33.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[5]	0.25%	0.25%	0.25%[6]	0.25%	0.25%
Net investment income (loss)	1.90%[5]	1.78%	2.03%	2.02%	1.79%	2.36%
Portfolio turnover rate[7]	7%[4]	11%	11%	12%	13%	14%
Net assets, end of period (x 1,000)	$981,955	$917,218	$705,005	$486,280	$425,341	$284,726

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Adient PLC *	13,695	339,636
American Axle & Manufacturing Holdings, Inc. *	13,875	80,753
Aptiv PLC *	878	69,827
BorgWarner, Inc.	16,454	703,573
Dana, Inc.	17,081	344,353
Dorman Products, Inc. *	508	82,189
Ford Motor Co.	370,210	4,357,372
Fox Factory Holding Corp. *	2,244	64,919
General Motors Co.	111,048	6,506,302
Gentex Corp.	9,295	260,353
Gentherm, Inc. *	1,621	59,604
Goodyear Tire & Rubber Co. *	44,734	379,344
Harley-Davidson, Inc.	7,164	208,616
LCI Industries	1,447	152,543
Lear Corp.	6,445	708,950
Modine Manufacturing Co. *	673	91,616
Patrick Industries, Inc.	1,417	158,491
Phinia, Inc.	2,256	131,931
Rivian Automotive, Inc., Class A *	1,139	15,456
Standard Motor Products, Inc.	817	31,708
Tesla, Inc. *	8,151	2,721,374
Thor Industries, Inc.	4,428	485,309
Visteon Corp.	1,019	126,315
Winnebago Industries, Inc.	3,173	114,165
		18,194,699

Banks 6.7%
Ameris Bancorp	1,208	88,522
Associated Banc-Corp.	4,455	120,151
Atlantic Union Bankshares Corp.	3,032	108,333
Axos Financial, Inc. *	785	71,600
Bancorp, Inc. *	270	20,585
Bank of America Corp.	201,282	10,213,049
Bank of Hawaii Corp.	980	66,758
Bank OZK	3,074	161,293
BankUnited, Inc.	3,734	146,335
Banner Corp.	845	56,640
Berkshire Hills Bancorp, Inc.	650	16,985
BOK Financial Corp.	581	64,729
Brookline Bancorp, Inc.	1,282	14,038
Cadence Bank	3,549	133,584
Capitol Federal Financial, Inc.	2,267	14,690
Cathay General Bancorp	2,018	100,718
Citigroup, Inc.	102,998	9,946,517
Citizens Financial Group, Inc.	16,140	843,799
City Holding Co.	240	30,835
Columbia Banking System, Inc.	3,175	84,995
Comerica, Inc.	6,546	462,017
Commerce Bancshares, Inc.	1,783	110,439
Community Financial System, Inc.	933	55,877
Cullen/Frost Bankers, Inc.	976	125,933
Customers Bancorp, Inc. *	852	61,080
CVB Financial Corp.	3,195	64,315
Dime Community Bancshares, Inc.	506	15,565
Eagle Bancorp, Inc.	1,027	19,944
East West Bancorp, Inc.	2,388	251,074
Eastern Bankshares, Inc.	1,944	33,262
Enterprise Financial Services Corp.	684	41,888
FB Financial Corp.	267	14,333
Fifth Third Bancorp	18,624	852,421
SECURITY	NUMBER OF SHARES	VALUE ($)
First Bancorp/Southern Pines NC	741	40,451
First Busey Corp.	1,519	37,519
First Citizens BancShares, Inc., Class A	110	218,230
First Commonwealth Financial Corp.	2,327	41,304
First Financial Bancorp	2,515	66,597
First Financial Bankshares, Inc.	1,324	49,213
First Hawaiian, Inc.	4,049	105,072
First Horizon Corp.	12,036	272,014
First Interstate BancSystem, Inc., Class A	2,714	88,802
First Merchants Corp.	1,349	56,010
Flagstar Financial, Inc.	15,989	204,979
FNB Corp.	9,156	152,814
Fulton Financial Corp.	3,976	78,168
Glacier Bancorp, Inc.	1,829	89,895
Hancock Whitney Corp.	2,010	126,469
Hilltop Holdings, Inc.	2,492	87,419
Home BancShares, Inc.	3,338	99,339
HomeStreet, Inc. *	1,249	17,324
Hope Bancorp, Inc.	5,443	60,581
Huntington Bancshares, Inc.	35,663	635,158
Independent Bank Corp.	870	62,214
International Bancshares Corp.	1,015	72,613
JPMorgan Chase & Co.	56,935	17,161,348
KeyCorp	37,487	725,748
Lakeland Financial Corp.	410	28,065
M&T Bank Corp.	3,319	669,310
National Bank Holdings Corp., Class A	340	13,335
NBT Bancorp, Inc.	882	39,046
Northwest Bancshares, Inc.	3,566	45,110
OceanFirst Financial Corp.	942	17,323
Old National Bancorp	5,102	116,785
Pacific Premier Bancorp, Inc.	2,837	69,478
Park National Corp.	248	42,599
Pathward Financial, Inc.	438	34,808
Pinnacle Financial Partners, Inc.	1,031	100,234
PNC Financial Services Group, Inc.	10,753	2,230,602
Preferred Bank	158	14,915
Prosperity Bancshares, Inc.	1,827	126,301
Provident Financial Services, Inc.	2,861	56,762
Regions Financial Corp.	26,273	719,617
Renasant Corp.	1,497	58,578
S&T Bancorp, Inc.	907	35,836
Seacoast Banking Corp. of Florida	1,032	32,106
ServisFirst Bancshares, Inc.	485	42,753
Simmons First National Corp., Class A	4,419	91,827
Southside Bancshares, Inc.	483	15,089
SouthState Corp.	1,650	168,399
Synovus Financial Corp.	3,549	183,164
Texas Capital Bancshares, Inc. *	937	81,116
Towne Bank	1,367	50,155
TriCo Bancshares	316	14,353
Triumph Financial, Inc. *	219	13,466
Truist Financial Corp.	41,222	1,930,014
Trustmark Corp.	1,490	60,002
U.S. Bancorp	49,511	2,417,622
UMB Financial Corp.	978	119,218
United Bankshares, Inc.	3,004	115,173
United Community Banks, Inc.	2,110	70,474
Valley National Bancorp	13,937	145,781
Veritex Holdings, Inc.	1,367	46,956
WaFd, Inc.	2,531	79,600
Webster Financial Corp.	3,120	194,126
Wells Fargo & Co.	117,614	9,665,519
WesBanco, Inc.	1,933	63,402
Westamerica BanCorp	252	12,603
Western Alliance Bancorp	1,874	167,817
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	1,080	148,273
WSFS Financial Corp.	1,151	67,092
Zions Bancorp NA	6,675	387,217
		65,763,606

Capital Goods 7.1%
3M Co.	16,029	2,492,990
A.O. Smith Corp.	3,117	222,211
AAON, Inc.	386	32,019
AAR Corp. *	1,258	95,180
Acuity, Inc.	919	300,026
Advanced Drainage Systems, Inc.	1,131	162,830
Aebi Schmidt Holding AG	1,494	18,361
AECOM	3,533	441,236
AeroVironment, Inc. *	91	21,963
AGCO Corp.	4,130	446,825
Air Lease Corp.	3,584	215,793
Alamo Group, Inc.	304	64,284
Albany International Corp., Class A	925	58,747
Allison Transmission Holdings, Inc.	2,501	218,362
American Woodmark Corp. *	1,119	72,254
AMETEK, Inc.	2,499	461,815
API Group Corp. *	4,170	148,786
Apogee Enterprises, Inc.	1,204	52,946
Applied Industrial Technologies, Inc.	637	167,900
Arcosa, Inc.	1,233	122,005
Armstrong World Industries, Inc.	685	134,102
Astec Industries, Inc.	690	31,940
ATI, Inc. *	1,383	107,238
Atkore, Inc.	2,154	125,341
Atmus Filtration Technologies, Inc.	598	26,623
Axon Enterprise, Inc. *	24	17,935
AZZ, Inc.	599	67,621
BlueLinx Holdings, Inc. *	1,164	96,158
Boeing Co. *	4,792	1,124,587
Boise Cascade Co.	2,942	255,954
Builders FirstSource, Inc. *	5,871	814,190
BWX Technologies, Inc.	1,101	178,406
Carlisle Cos., Inc.	890	343,442
Carrier Global Corp.	12,204	795,701
Caterpillar, Inc.	9,209	3,858,939
Chart Industries, Inc. *	423	84,329
CNH Industrial NV	20,884	239,122
Columbus McKinnon Corp.	1,627	24,372
Comfort Systems USA, Inc.	293	206,090
Construction Partners, Inc., Class A *	379	45,442
Core & Main, Inc., Class A *	3,053	197,590
Crane Co.	704	130,451
CSW Industrials, Inc.	109	29,816
Cummins, Inc.	3,737	1,488,970
Curtiss-Wright Corp.	499	238,597
Deere & Co.	5,778	2,765,582
DNOW, Inc. *	6,186	98,976
Donaldson Co., Inc.	2,601	207,222
Douglas Dynamics, Inc.	511	17,205
Dover Corp.	2,592	463,605
Ducommun, Inc. *	220	20,068
DXP Enterprises, Inc. *	181	22,603
Dycom Industries, Inc. *	664	167,640
Eaton Corp. PLC	4,520	1,578,113
EMCOR Group, Inc.	803	497,860
Emerson Electric Co.	10,884	1,436,688
Enerpac Tool Group Corp.	685	29,003
EnerSys	1,485	152,435
Enpro, Inc.	335	73,288
Esab Corp.	806	92,988
ESCO Technologies, Inc.	337	67,707
SECURITY	NUMBER OF SHARES	VALUE ($)
Everus Construction Group, Inc. *	1,752	137,427
Fastenal Co.	15,578	773,604
Federal Signal Corp.	813	99,991
Ferguson Enterprises, Inc.	2,613	603,995
Flowserve Corp.	2,958	158,726
Fluor Corp. *	5,297	217,283
Fortive Corp.	4,702	225,038
Fortune Brands Innovations, Inc.	4,564	267,085
Franklin Electric Co., Inc.	896	87,683
FTAI Aviation Ltd.	550	84,618
Gates Industrial Corp. PLC *	6,609	168,926
GATX Corp.	847	142,559
GE Vernova, Inc.	494	302,807
Generac Holdings, Inc. *	1,287	238,417
General Dynamics Corp.	6,283	2,039,273
General Electric Co.	5,994	1,649,549
Gibraltar Industries, Inc. *	1,106	69,225
GMS, Inc. *	1,778	195,456
Graco, Inc.	2,341	199,898
GrafTech International Ltd. *	4,404	43,515
Granite Construction, Inc.	1,208	130,162
Greenbrier Cos., Inc.	1,729	80,623
Griffon Corp.	830	63,213
Hayward Holdings, Inc. *	3,487	56,071
HEICO Corp.	519	161,938
Helios Technologies, Inc.	1,088	59,013
Herc Holdings, Inc.	1,083	141,646
Hexcel Corp.	2,066	130,468
Hillenbrand, Inc.	3,655	92,800
Hillman Solutions Corp. *	6,262	61,869
Honeywell International, Inc.	14,025	3,078,488
Howmet Aerospace, Inc.	3,168	551,549
Hubbell, Inc.	687	296,090
Huntington Ingalls Industries, Inc.	1,816	491,755
IDEX Corp.	1,171	192,630
Illinois Tool Works, Inc.	4,870	1,288,846
Ingersoll Rand, Inc.	3,673	291,746
Insteel Industries, Inc.	594	22,798
ITT, Inc.	1,432	243,798
Janus International Group, Inc. *	2,143	22,180
JBT Marel Corp.	661	94,715
JELD-WEN Holding, Inc. *	15,613	99,767
Johnson Controls International PLC	13,392	1,431,471
Kadant, Inc.	145	46,876
Kennametal, Inc.	5,044	108,093
Kratos Defense & Security Solutions, Inc. *	1,291	84,999
L3Harris Technologies, Inc.	6,083	1,688,762
Lennox International, Inc.	289	161,222
Leonardo DRS, Inc.	678	28,245
Lincoln Electric Holdings, Inc.	1,005	243,843
Lindsay Corp.	255	34,994
Lockheed Martin Corp.	6,803	3,099,651
Manitowoc Co., Inc. *	2,366	23,423
Masco Corp.	5,602	411,131
MasTec, Inc. *	1,566	284,527
Masterbrand, Inc. *	8,456	107,476
McGrath RentCorp	512	62,203
Mercury Systems, Inc. *	1,019	68,833
Middleby Corp. *	1,276	174,621
Miller Industries, Inc.	311	13,090
Moog, Inc., Class A	597	116,922
MRC Global, Inc. *	2,444	36,856
MSC Industrial Direct Co., Inc., Class A	2,074	187,137
Mueller Industries, Inc.	2,756	264,411
Mueller Water Products, Inc., Class A	2,584	68,114
MYR Group, Inc. *	601	112,549
NEXTracker, Inc., Class A *	316	21,254
Nordson Corp.	815	183,448
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Northrop Grumman Corp.	3,774	2,226,811
NPK International, Inc. *	1,809	18,814
nVent Electric PLC	2,712	245,138
Oshkosh Corp.	3,054	425,636
Otis Worldwide Corp.	4,713	407,109
Owens Corning	3,252	488,353
PACCAR, Inc.	13,087	1,308,438
Parker-Hannifin Corp.	1,325	1,006,139
Pentair PLC	2,509	269,793
Primoris Services Corp.	1,559	184,819
Proto Labs, Inc. *	442	22,016
Quanex Building Products Corp.	2,312	49,176
Quanta Services, Inc.	1,672	631,949
RBC Bearings, Inc. *	192	74,872
Regal Rexnord Corp.	1,765	263,567
Resideo Technologies, Inc. *	9,079	309,140
REV Group, Inc.	1,463	77,846
Rockwell Automation, Inc.	1,838	631,224
RTX Corp.	24,989	3,963,255
Rush Enterprises, Inc., Class A	3,583	205,664
Sensata Technologies Holding PLC	7,590	246,979
Simpson Manufacturing Co., Inc.	673	128,624
SiteOne Landscape Supply, Inc. *	953	136,508
Snap-on, Inc.	1,287	418,584
Spirit AeroSystems Holdings, Inc., Class A *	1,395	58,018
SPX Technologies, Inc. *	379	70,915
Standex International Corp.	249	50,813
Stanley Black & Decker, Inc.	8,142	604,869
Sterling Infrastructure, Inc. *	313	87,180
Sunrun, Inc. *	1,031	16,465
Tennant Co.	583	47,829
Terex Corp.	3,168	158,210
Textron, Inc.	6,277	503,164
Timken Co.	2,503	193,307
Titan International, Inc. *	2,383	21,018
Titan Machinery, Inc. *	1,264	25,280
Toro Co.	2,500	202,650
TransDigm Group, Inc.	387	541,367
Trex Co., Inc. *	1,507	92,876
Trinity Industries, Inc.	3,358	95,434
Tutor Perini Corp. *	1,332	78,508
UFP Industries, Inc.	3,057	308,665
United Rentals, Inc.	1,259	1,204,032
V2X, Inc. *	299	17,193
Valmont Industries, Inc.	493	180,990
Vertiv Holdings Co., Class A	1,127	143,749
VSE Corp.	280	45,472
Wabash National Corp.	5,405	59,941
Watsco, Inc.	562	226,138
Watts Water Technologies, Inc., Class A	456	126,266
WESCO International, Inc.	2,247	493,981
Westinghouse Air Brake Technologies Corp.	2,658	514,323
WillScot Holdings Corp.	4,132	100,160
Woodward, Inc.	879	216,955
Worthington Enterprises, Inc.	1,359	89,422
WW Grainger, Inc.	602	610,127
Xylem, Inc.	2,589	366,499
Zurn Elkay Water Solutions Corp.	1,576	71,487
		69,955,620

Commercial & Professional Services 1.3%
ABM Industries, Inc.	3,726	183,207
ACCO Brands Corp.	7,285	29,286
Alight, Inc., Class A	15,354	59,574
Amentum Holdings, Inc. *	3,232	80,638
Automatic Data Processing, Inc.	3,992	1,213,768
Barrett Business Services, Inc.	320	15,616
SECURITY	NUMBER OF SHARES	VALUE ($)
Booz Allen Hamilton Holding Corp., Class A	2,088	227,007
Brady Corp., Class A	1,087	84,873
BrightView Holdings, Inc. *	1,695	24,408
Brink's Co.	1,158	129,742
Broadridge Financial Solutions, Inc.	1,199	306,488
CACI International, Inc., Class A *	559	268,163
Casella Waste Systems, Inc., Class A *	387	38,143
CBIZ, Inc. *	735	47,437
Cintas Corp.	2,842	596,905
Civeo Corp.	626	14,867
Clarivate PLC *	8,070	35,104
Clean Harbors, Inc. *	682	165,187
Concentrix Corp.	3,872	204,287
Conduent, Inc. *	17,030	47,343
Copart, Inc. *	4,652	227,064
CoreCivic, Inc. *	6,431	130,421
CSG Systems International, Inc.	981	62,941
Dayforce, Inc. *	262	18,280
Deluxe Corp.	2,444	48,049
Ennis, Inc.	752	13,739
Enviri Corp. *	2,876	32,499
Equifax, Inc.	1,037	255,413
ExlService Holdings, Inc. *	1,739	76,133
Exponent, Inc.	493	35,190
FTI Consulting, Inc. *	798	134,575
Genpact Ltd.	5,078	230,237
GEO Group, Inc. *	5,933	123,050
Healthcare Services Group, Inc. *	3,091	48,250
Heidrick & Struggles International, Inc.	364	18,495
HNI Corp.	1,890	84,937
Huron Consulting Group, Inc. *	307	42,047
ICF International, Inc.	496	48,717
Insperity, Inc.	905	49,974
Interface, Inc.	1,008	26,934
Jacobs Solutions, Inc.	3,520	514,730
KBR, Inc.	3,153	159,100
Kelly Services, Inc., Class A	5,161	73,441
Kforce, Inc.	1,261	41,109
Korn Ferry	1,834	135,973
Leidos Holdings, Inc.	3,406	616,213
ManpowerGroup, Inc.	8,301	351,962
Maximus, Inc.	2,145	188,588
MillerKnoll, Inc.	5,038	106,352
MSA Safety, Inc.	465	79,329
OPENLANE, Inc. *	4,091	118,312
Parsons Corp. *	858	68,726
Paychex, Inc.	3,685	513,892
Paycom Software, Inc.	344	78,140
Pitney Bowes, Inc.	1,971	23,889
Republic Services, Inc.	2,360	552,169
Resources Connection, Inc.	3,039	15,529
Robert Half, Inc.	6,161	229,929
Rollins, Inc.	2,224	125,745
Science Applications International Corp.	2,078	244,581
SS&C Technologies Holdings, Inc.	4,313	382,391
Steelcase, Inc., Class A	7,457	124,830
Tetra Tech, Inc.	3,548	129,218
TransUnion	2,220	196,248
TriNet Group, Inc.	1,186	85,890
TrueBlue, Inc. *	6,409	38,262
TTEC Holdings, Inc. *	5,110	19,367
UL Solutions, Inc., Class A	253	15,982
UniFirst Corp.	551	97,979
Veralto Corp.	2,022	214,716
Verisk Analytics, Inc.	1,296	347,484
Verra Mobility Corp. *	1,539	38,244
Vestis Corp.	11,618	54,372
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Waste Management, Inc.	5,685	1,287,027
		12,748,707

Consumer Discretionary Distribution & Retail 4.7%
1-800-Flowers.com, Inc., Class A *(a)	2,098	11,749
Abercrombie & Fitch Co., Class A *	1,119	104,660
Academy Sports & Outdoors, Inc.	4,969	266,090
Advance Auto Parts, Inc.	9,723	593,006
A-Mark Precious Metals, Inc.	2,611	61,123
Amazon.com, Inc. *	65,522	15,004,538
American Eagle Outfitters, Inc.	11,390	147,387
America's Car-Mart, Inc. *	299	13,398
Arko Corp.	2,426	12,130
Asbury Automotive Group, Inc. *	1,124	282,731
AutoNation, Inc. *	2,659	582,534
AutoZone, Inc. *	157	659,169
Bath & Body Works, Inc.	9,067	264,847
Best Buy Co., Inc.	14,615	1,076,249
Boot Barn Holdings, Inc. *	486	86,396
Buckle, Inc.	1,518	85,904
Burlington Stores, Inc. *	728	211,615
Caleres, Inc.	3,030	45,450
Camping World Holdings, Inc., Class A	1,716	30,047
CarMax, Inc. *	6,831	419,082
Coupang, Inc., Class A *	5,290	151,188
Designer Brands, Inc., Class A	5,667	21,025
Dick's Sporting Goods, Inc.	1,699	361,547
Dillard's, Inc., Class A	168	89,524
eBay, Inc.	18,913	1,713,707
Etsy, Inc. *	2,189	116,039
Five Below, Inc. *	1,405	203,865
Floor & Decor Holdings, Inc., Class A *	1,241	101,663
Foot Locker, Inc. *(a)	17,838	440,599
GameStop Corp., Class A *	5,800	129,978
Gap, Inc.	11,347	249,747
Genesco, Inc. *	1,069	34,187
Genuine Parts Co.	4,771	664,743
Group 1 Automotive, Inc.	959	445,724
Guess?, Inc.	1,692	28,442
Haverty Furniture Cos., Inc.	879	19,821
Home Depot, Inc.	16,466	6,697,875
Kohl's Corp. (a)	49,374	743,572
Lithia Motors, Inc.	1,711	576,059
LKQ Corp.	16,214	528,901
Lowe's Cos., Inc.	15,032	3,879,158
Macy's, Inc.	42,636	564,074
MarineMax, Inc. *	1,305	34,387
Monro, Inc.	1,839	30,491
Murphy USA, Inc.	647	243,595
National Vision Holdings, Inc. *	5,790	132,823
ODP Corp. *	10,441	211,535
Ollie's Bargain Outlet Holdings, Inc. *	1,031	130,772
OneWater Marine, Inc., Class A *	822	13,834
O'Reilly Automotive, Inc. *	10,494	1,088,018
Penske Automotive Group, Inc.	1,163	214,469
Petco Health & Wellness Co., Inc. *	6,391	25,500
Pool Corp.	653	202,894
QVC Group, Inc. *(a)(b)	13,126	112,621
RH *	489	110,353
Ross Stores, Inc.	4,724	695,184
Sally Beauty Holdings, Inc. *	10,656	147,692
Shoe Carnival, Inc.	826	17,263
Signet Jewelers Ltd.	2,702	237,911
Sleep Number Corp. *	2,402	25,293
Sonic Automotive, Inc., Class A	1,319	108,409
Stitch Fix, Inc., Class A *	3,499	18,510
TJX Cos., Inc.	14,717	2,010,489
SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	9,387	579,741
Ulta Beauty, Inc. *	978	481,890
Upbound Group, Inc.	3,542	90,002
Urban Outfitters, Inc. *	3,120	209,290
Valvoline, Inc. *	3,514	136,273
Victoria's Secret & Co. *	5,191	119,497
Wayfair, Inc., Class A *	1,263	94,220
Williams-Sonoma, Inc.	2,311	434,907
Zumiez, Inc. *	1,528	26,266
		45,703,672

Consumer Durables & Apparel 1.7%
Acushnet Holdings Corp.	814	62,393
Beazer Homes USA, Inc. *	1,501	37,765
Brunswick Corp.	4,387	278,969
Capri Holdings Ltd. *	14,102	290,360
Carter's, Inc.	3,602	102,873
Cavco Industries, Inc. *	188	99,732
Century Communities, Inc.	2,103	138,546
Champion Homes, Inc. *	1,142	86,175
Columbia Sportswear Co.	1,615	89,988
Crocs, Inc. *	1,375	119,900
Deckers Outdoor Corp. *	1,647	197,031
DR Horton, Inc.	10,531	1,784,794
Ethan Allen Interiors, Inc.	768	22,664
G-III Apparel Group Ltd. *	3,895	105,165
GoPro, Inc., Class A *	30,134	47,009
Green Brick Partners, Inc. *	824	57,548
Hanesbrands, Inc. *	29,134	183,836
Hasbro, Inc.	4,686	380,363
Helen of Troy Ltd. *	2,595	63,707
Hooker Furnishings Corp.	1,172	11,708
Hovnanian Enterprises, Inc., Class A *	179	25,124
Installed Building Products, Inc.	381	99,753
iRobot Corp. *	4,544	15,404
KB Home	3,367	213,973
Kontoor Brands, Inc.	1,075	83,044
La-Z-Boy, Inc.	2,230	82,443
Leggett & Platt, Inc.	19,440	186,818
Lennar Corp., Class A	10,528	1,401,698
Levi Strauss & Co., Class A	3,075	68,788
LGI Homes, Inc. *	1,405	86,984
M/I Homes, Inc. *	1,228	180,835
Malibu Boats, Inc., Class A *	856	28,419
MasterCraft Boat Holdings, Inc. *	801	17,574
Mattel, Inc. *	8,988	164,480
Meritage Homes Corp.	3,763	292,347
Mohawk Industries, Inc. *	3,591	476,490
Movado Group, Inc.	858	15,676
Newell Brands, Inc.	48,773	288,736
NIKE, Inc., Class B	32,225	2,493,248
NVR, Inc. *	82	665,647
Oxford Industries, Inc.	879	38,720
Peloton Interactive, Inc., Class A *	3,553	27,003
Polaris, Inc.	5,100	288,558
PulteGroup, Inc.	8,007	1,057,084
PVH Corp.	4,644	391,582
Ralph Lauren Corp.	940	279,114
SharkNinja, Inc. *	808	94,504
Skechers USA, Inc., Class A *	3,774	238,064
Smith & Wesson Brands, Inc.	2,854	23,317
Somnigroup International, Inc.	3,034	254,704
Sonos, Inc. *	4,317	60,093
Steven Madden Ltd.	3,287	95,455
Sturm Ruger & Co., Inc.	761	26,384
Tapestry, Inc.	6,696	681,787
Taylor Morrison Home Corp. *	5,316	358,139
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Toll Brothers, Inc.	3,218	447,302
TopBuild Corp. *	554	233,101
Topgolf Callaway Brands Corp. *	8,452	80,801
Tri Pointe Homes, Inc. *	6,111	215,902
Under Armour, Inc., Class A *	19,704	98,520
VF Corp.	25,910	392,018
Whirlpool Corp. (a)	6,506	606,034
Wolverine World Wide, Inc.	1,752	55,959
YETI Holdings, Inc. *	1,906	67,015
		17,159,167

Consumer Services 1.7%
ADT, Inc.	22,656	197,334
Adtalem Global Education, Inc. *	965	126,367
Airbnb, Inc., Class A *	805	105,077
Aramark	6,282	245,689
BJ's Restaurants, Inc. *	397	13,323
Bloomin' Brands, Inc.	7,601	55,867
Booking Holdings, Inc.	336	1,881,281
Boyd Gaming Corp.	2,094	179,791
Bright Horizons Family Solutions, Inc. *	606	71,532
Brightstar Lottery PLC	6,583	109,541
Brinker International, Inc. *	509	79,394
Caesars Entertainment, Inc. *	7,812	209,127
Carnival Corp. *	11,624	370,689
Cheesecake Factory, Inc.	907	55,744
Chegg, Inc. *	15,801	23,227
Chipotle Mexican Grill, Inc. *	6,633	279,515
Choice Hotels International, Inc. (a)	382	45,680
Churchill Downs, Inc.	775	80,391
Cracker Barrel Old Country Store, Inc.	2,587	154,754
Darden Restaurants, Inc.	2,555	528,732
Dave & Buster's Entertainment, Inc. *	1,776	45,590
Dine Brands Global, Inc.	838	20,070
Domino's Pizza, Inc.	565	258,939
DoorDash, Inc., Class A *	677	166,034
Expedia Group, Inc.	1,605	344,754
Flutter Entertainment PLC *	617	189,524
Frontdoor, Inc. *	958	58,199
Golden Entertainment, Inc.	990	24,621
Graham Holdings Co., Class B	139	150,961
Grand Canyon Education, Inc. *	788	158,837
H&R Block, Inc.	2,743	138,110
Hilton Grand Vacations, Inc. *	2,414	114,713
Hilton Worldwide Holdings, Inc.	1,794	495,252
Hyatt Hotels Corp., Class A	482	69,543
Jack in the Box, Inc.	2,001	38,619
Las Vegas Sands Corp.	6,540	376,900
Laureate Education, Inc. *	6,112	167,958
Light & Wonder, Inc. *	1,266	117,067
Marriott International, Inc., Class A	2,175	582,595
Marriott Vacations Worldwide Corp.	2,298	179,589
Matthews International Corp., Class A	1,166	28,649
McDonald's Corp.	9,845	3,086,801
MGM Resorts International *	13,325	528,869
Papa John's International, Inc.	639	31,126
Penn Entertainment, Inc. *	10,803	218,545
Perdoceo Education Corp.	1,834	60,045
Planet Fitness, Inc., Class A *	720	75,456
Red Rock Resorts, Inc., Class A	1,175	72,697
Royal Caribbean Cruises Ltd.	682	247,716
Sabre Corp. *	5,233	9,367
Service Corp. International	2,902	229,983
Six Flags Entertainment Corp. *	718	16,291
Starbucks Corp.	23,162	2,042,657
Strategic Education, Inc.	744	60,524
Stride, Inc. *	551	89,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Roadhouse, Inc.	931	160,644
Travel & Leisure Co.	3,322	209,984
United Parks & Resorts, Inc. *	1,088	57,207
Vail Resorts, Inc.	1,086	177,887
Wendy's Co.	6,544	69,432
Wingstop, Inc.	96	31,500
Wyndham Hotels & Resorts, Inc.	1,620	140,308
Wynn Resorts Ltd.	1,220	154,635
Yum! Brands, Inc.	4,580	673,123
		16,984,294

Consumer Staples Distribution & Retail 3.0%
Albertsons Cos., Inc., Class A	24,197	470,874
Andersons, Inc.	4,820	197,138
BJ's Wholesale Club Holdings, Inc. *	2,753	268,913
Casey's General Stores, Inc.	980	484,630
Chefs' Warehouse, Inc. *	652	41,167
Costco Wholesale Corp.	5,296	4,995,823
Dollar General Corp.	15,974	1,737,332
Dollar Tree, Inc. *	11,784	1,286,459
Grocery Outlet Holding Corp. *	5,062	91,673
Ingles Markets, Inc., Class A	2,395	162,117
Kroger Co.	40,834	2,770,178
Maplebear, Inc. *	314	13,618
Performance Food Group Co. *	7,165	726,531
PriceSmart, Inc.	1,337	143,407
SpartanNash Co.	4,903	131,400
Sprouts Farmers Market, Inc. *	1,518	213,340
Sysco Corp.	12,559	1,010,623
Target Corp.	26,368	2,530,801
U.S. Foods Holding Corp. *	9,505	737,588
United Natural Foods, Inc. *	6,608	186,874
Village Super Market, Inc., Class A	467	16,943
Walmart, Inc.	113,360	10,993,653
Weis Markets, Inc.	1,599	114,568
		29,325,650

Energy 8.0%
Antero Midstream Corp.	4,969	88,399
Antero Resources Corp. *	9,527	304,102
APA Corp.	27,481	638,109
Archrock, Inc.	3,352	82,996
Baker Hughes Co.	26,676	1,211,090
Berry Corp.	7,748	25,878
Bristow Group, Inc. *	496	19,101
Cactus, Inc., Class A	688	28,862
California Resources Corp.	3,358	166,825
Cheniere Energy, Inc.	3,397	821,463
Chevron Corp.	88,367	14,191,740
Chord Energy Corp.	2,034	223,516
Civitas Resources, Inc.	4,449	163,634
CNX Resources Corp. *	6,081	177,565
Comstock Resources, Inc. *	2,992	48,261
ConocoPhillips	57,512	5,691,963
Core Laboratories, Inc.	905	10,417
Core Natural Resources, Inc.	2,069	153,644
Coterra Energy, Inc.	26,152	639,155
Crescent Energy Co., Class A	6,005	57,288
CVR Energy, Inc. *	3,483	106,197
Delek U.S. Holdings, Inc.	9,095	252,022
Devon Energy Corp.	36,045	1,301,224
Diamondback Energy, Inc.	3,266	485,850
Dorian LPG Ltd.	1,784	57,052
DT Midstream, Inc.	1,213	126,370
EOG Resources, Inc.	19,320	2,411,522
EQT Corp.	11,811	612,282
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Expand Energy Corp.	9,272	897,344
Expro Group Holdings NV *	3,116	38,857
Exxon Mobil Corp.	165,966	18,968,254
Green Plains, Inc. *	9,933	110,356
Gulfport Energy Corp. *	287	49,947
Halliburton Co.	30,749	698,925
Helix Energy Solutions Group, Inc. *	5,773	38,044
Helmerich & Payne, Inc.	5,935	123,982
HF Sinclair Corp.	20,307	1,033,220
International Seaways, Inc.	1,422	64,587
Kinder Morgan, Inc.	59,780	1,612,864
Kodiak Gas Services, Inc.	388	13,887
Kosmos Energy Ltd. *	32,918	58,923
Liberty Energy, Inc.	8,479	95,389
Magnolia Oil & Gas Corp., Class A	4,257	105,914
Marathon Petroleum Corp.	29,945	5,381,416
Matador Resources Co.	3,035	152,843
Murphy Oil Corp.	9,864	245,219
Nabors Industries Ltd. *	1,305	48,650
New Fortress Energy, Inc. (a)	3,516	8,649
Noble Corp. PLC	2,318	66,805
Northern Oil & Gas, Inc.	2,226	58,232
NOV, Inc.	16,265	216,162
Occidental Petroleum Corp.	29,724	1,415,160
Oceaneering International, Inc. *	2,169	52,924
Oil States International, Inc. *	3,183	17,825
ONEOK, Inc.	10,696	816,960
Ovintiv, Inc.	19,024	801,291
Par Pacific Holdings, Inc. *	5,229	181,133
Patterson-UTI Energy, Inc.	20,851	121,144
PBF Energy, Inc., Class A	24,065	657,456
Peabody Energy Corp.	13,205	229,767
Permian Resources Corp.	6,365	90,956
Phillips 66	29,811	3,982,153
ProPetro Holding Corp. *	5,335	27,209
Range Resources Corp.	5,304	181,768
REX American Resources Corp. *	354	22,150
RPC, Inc.	6,123	29,207
Schlumberger NV	40,226	1,481,926
Select Water Solutions, Inc.	2,303	19,622
SM Energy Co.	6,200	177,010
Summit Midstream Corp. *	471	10,842
Talos Energy, Inc. *	7,392	73,033
Targa Resources Corp.	2,724	456,978
TechnipFMC PLC	7,117	261,621
Texas Pacific Land Corp.	63	58,809
Tidewater, Inc. *	331	19,926
Transocean Ltd. *	14,436	43,741
Valaris Ltd. *	893	44,355
Valero Energy Corp.	32,329	4,914,331
Vital Energy, Inc. *	3,051	54,369
W&T Offshore, Inc. (a)	8,250	15,015
Weatherford International PLC	1,286	81,925
Williams Cos., Inc.	21,339	1,235,101
World Kinect Corp.	22,709	608,828
		78,369,531

Equity Real Estate Investment Trusts (REITs) 1.9%
Acadia Realty Trust	1,635	32,716
Agree Realty Corp.	678	49,318
Alexander & Baldwin, Inc.	2,244	43,399
Alexandria Real Estate Equities, Inc.	3,556	293,157
American Assets Trust, Inc.	1,492	31,183
American Healthcare REIT, Inc.	674	28,840
American Homes 4 Rent, Class A	3,658	131,030
American Tower Corp.	5,424	1,105,682
Americold Realty Trust, Inc.	7,111	102,683
SECURITY	NUMBER OF SHARES	VALUE ($)
Apple Hospitality REIT, Inc.	7,160	93,510
AvalonBay Communities, Inc.	1,829	358,210
Brandywine Realty Trust	8,203	34,945
Brixmor Property Group, Inc.	6,212	173,874
Broadstone Net Lease, Inc.	3,384	62,909
BXP, Inc.	4,870	353,124
Camden Property Trust	1,620	181,408
CareTrust REIT, Inc.	1,103	37,954
Centerspace	220	13,090
COPT Defense Properties	2,850	82,023
Cousins Properties, Inc.	3,840	113,242
Crown Castle, Inc.	8,834	875,803
CubeSmart	2,784	113,921
Curbline Properties Corp.	623	14,036
DiamondRock Hospitality Co.	7,129	61,024
Digital Realty Trust, Inc.	3,869	648,599
Diversified Healthcare Trust	12,645	48,177
Douglas Emmett, Inc.	6,830	110,714
Easterly Government Properties, Inc.	1,262	28,887
EastGroup Properties, Inc.	391	66,298
Elme Communities	2,027	34,621
Empire State Realty Trust, Inc., Class A	6,197	47,407
EPR Properties	1,914	103,835
Equinix, Inc.	759	596,718
Equity LifeStyle Properties, Inc.	1,918	115,636
Equity Residential	6,373	421,383
Essential Properties Realty Trust, Inc.	1,132	35,454
Essex Property Trust, Inc.	852	230,219
Extra Space Storage, Inc.	1,570	225,421
Federal Realty Investment Trust	1,439	144,691
First Industrial Realty Trust, Inc.	1,574	82,792
Four Corners Property Trust, Inc.	1,132	29,308
Gaming & Leisure Properties, Inc.	3,665	175,957
Global Net Lease, Inc.	6,195	48,755
Healthcare Realty Trust, Inc.	8,164	141,890
Healthpeak Properties, Inc.	13,501	242,208
Highwoods Properties, Inc.	3,775	119,026
Host Hotels & Resorts, Inc.	20,848	358,794
Hudson Pacific Properties, Inc. *	29,189	82,021
Independence Realty Trust, Inc.	2,552	46,217
Innovative Industrial Properties, Inc.	255	14,448
InvenTrust Properties Corp.	1,359	40,457
Invitation Homes, Inc.	7,607	238,023
Iron Mountain, Inc.	3,683	340,051
JBG SMITH Properties	5,527	118,499
Kilroy Realty Corp.	4,069	169,230
Kimco Realty Corp.	9,669	217,456
Kite Realty Group Trust	2,959	67,524
Lamar Advertising Co., Class A	1,484	188,839
Lineage, Inc.	525	22,003
LTC Properties, Inc.	853	31,135
LXP Industrial Trust	7,418	67,355
Macerich Co.	6,981	128,450
Medical Properties Trust, Inc. (a)	36,920	166,140
Mid-America Apartment Communities, Inc.	1,838	268,017
Millrose Properties, Inc., Class A	2,102	74,222
National Health Investors, Inc.	696	54,490
National Storage Affiliates Trust	1,092	35,195
NNN REIT, Inc.	2,731	117,187
Omega Healthcare Investors, Inc.	3,811	162,234
Outfront Media, Inc.	5,040	94,147
Paramount Group, Inc. *	6,936	49,939
Park Hotels & Resorts, Inc.	13,144	154,573
Peakstone Realty Trust	2,266	28,824
Pebblebrook Hotel Trust	5,390	60,045
Phillips Edison & Co., Inc.	1,861	65,489
Piedmont Realty Trust, Inc., Class A	5,808	49,194
PotlatchDeltic Corp.	3,220	135,337
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Prologis, Inc.	7,544	858,356
Public Storage	1,475	434,520
Rayonier, Inc.	3,769	99,049
Realty Income Corp.	6,575	386,347
Regency Centers Corp.	2,642	191,545
Rexford Industrial Realty, Inc.	1,875	77,644
RLJ Lodging Trust	9,902	76,245
Ryman Hospitality Properties, Inc.	617	60,953
Sabra Health Care REIT, Inc.	5,482	104,761
SBA Communications Corp.	1,083	221,853
Service Properties Trust (b)	38,053	102,743
Sila Realty Trust, Inc.	543	13,542
Simon Property Group, Inc.	4,103	741,248
SITE Centers Corp.	331	4,065
SL Green Realty Corp.	2,227	126,694
STAG Industrial, Inc.	2,549	93,931
Summit Hotel Properties, Inc.	2,557	14,012
Sun Communities, Inc.	1,951	247,523
Sunstone Hotel Investors, Inc.	7,189	68,152
Tanger, Inc.	1,742	59,542
Terreno Realty Corp.	660	38,128
UDR, Inc.	4,862	192,389
Urban Edge Properties	2,763	57,167
Ventas, Inc.	7,976	543,006
Veris Residential, Inc.	1,825	28,707
VICI Properties, Inc.	8,972	303,074
Vornado Realty Trust	5,101	193,991
Welltower, Inc.	5,012	843,419
Weyerhaeuser Co.	30,333	784,715
WP Carey, Inc.	3,614	242,499
Xenia Hotels & Resorts, Inc.	4,439	62,723
		19,003,155

Financial Services 8.1%
Acadian Asset Management, Inc.	791	40,317
Affiliated Managers Group, Inc.	1,540	346,223
AGNC Investment Corp. (a)	14,680	143,277
Ally Financial, Inc.	21,994	902,854
American Express Co.	8,075	2,675,086
Ameriprise Financial, Inc.	1,832	943,132
Annaly Capital Management, Inc.	14,818	313,993
Apollo Commercial Real Estate Finance, Inc.	6,823	72,256
Apollo Global Management, Inc.	1,509	205,571
Arbor Realty Trust, Inc. (a)	6,018	71,855
ARES Management Corp., Class A	679	121,677
Artisan Partners Asset Management, Inc., Class A	2,269	106,167
B Riley Financial, Inc. *(a)	4,182	23,022
Bank of New York Mellon Corp.	21,245	2,243,472
Berkshire Hathaway, Inc., Class B *	33,978	17,090,254
BGC Group, Inc., Class A	5,965	58,517
Blackrock, Inc.	2,039	2,298,238
Blackstone Mortgage Trust, Inc., Class A	6,059	118,514
Blackstone, Inc.	5,219	894,537
Block, Inc. *	5,401	430,136
Bread Financial Holdings, Inc.	5,449	360,669
BrightSpire Capital, Inc.	3,765	21,837
Capital One Financial Corp.	27,639	6,280,134
Carlyle Group, Inc.	5,552	358,437
Charles Schwab Corp. (c)	14,896	1,427,633
Chimera Investment Corp.	6,497	92,062
Claros Mortgage Trust, Inc.	12,511	46,291
CME Group, Inc.	3,322	885,346
Cohen & Steers, Inc.	460	33,976
Coinbase Global, Inc., Class A *	206	62,735
Corebridge Financial, Inc.	13,342	463,901
SECURITY	NUMBER OF SHARES	VALUE ($)
Corpay, Inc. *	1,184	385,593
Credit Acceptance Corp. *	218	112,211
DigitalBridge Group, Inc.	9,472	108,076
Donnelley Financial Solutions, Inc. *	812	46,097
Enact Holdings, Inc.	364	13,705
Encore Capital Group, Inc. *	1,785	74,684
Enova International, Inc. *	889	107,836
Equitable Holdings, Inc.	6,981	371,808
Essent Group Ltd.	2,080	130,499
Euronet Worldwide, Inc. *	1,276	118,910
Evercore, Inc., Class A	960	308,688
EZCORP, Inc., Class A *	1,122	18,704
FactSet Research Systems, Inc.	326	121,702
Federal Agricultural Mortgage Corp., Class C	146	30,597
Federated Hermes, Inc.	3,232	171,619
Fidelity National Information Services, Inc.	10,998	767,770
FirstCash Holdings, Inc.	977	143,883
Fiserv, Inc. *	5,356	740,092
Franklin BSP Realty Trust, Inc.	3,126	36,105
Franklin Resources, Inc.	19,403	497,881
Global Payments, Inc.	9,133	811,193
Goldman Sachs Group, Inc.	7,211	5,373,998
Green Dot Corp., Class A *	1,725	24,012
Hamilton Lane, Inc., Class A	100	15,434
Houlihan Lokey, Inc.	622	123,933
Interactive Brokers Group, Inc., Class A	1,433	89,190
Intercontinental Exchange, Inc.	5,418	956,819
Invesco Ltd.	23,429	512,861
Jack Henry & Associates, Inc.	1,141	186,280
Jackson Financial, Inc., Class A	3,321	328,115
Janus Henderson Group PLC	4,419	195,850
Jefferies Financial Group, Inc.	4,392	284,821
KKR & Co., Inc.	4,444	619,894
KKR Real Estate Finance Trust, Inc.	1,654	15,928
Ladder Capital Corp.	4,192	48,711
LendingClub Corp. *	1,259	21,630
loanDepot, Inc., Class A *	9,420	20,159
LPL Financial Holdings, Inc.	1,107	403,479
MarketAxess Holdings, Inc.	387	71,146
Mastercard, Inc., Class A	4,524	2,693,092
MFA Financial, Inc.	5,125	52,275
MGIC Investment Corp.	7,712	214,625
Moelis & Co., Class A	1,761	126,986
Moody's Corp.	1,149	585,714
Morgan Stanley	27,057	4,071,537
Morningstar, Inc.	221	57,995
Mr. Cooper Group, Inc. *	1,397	263,376
MSCI, Inc.	440	249,797
Nasdaq, Inc.	3,792	359,254
Navient Corp.	12,016	164,739
NCR Atleos Corp. *	2,353	93,226
Nelnet, Inc., Class A	352	45,271
New York Mortgage Trust, Inc.	3,343	24,136
NMI Holdings, Inc., Class A *	1,235	48,597
Northern Trust Corp.	5,205	683,312
OneMain Holdings, Inc.	10,060	622,312
Oppenheimer Holdings, Inc., Class A	255	18,505
PayPal Holdings, Inc. *	21,882	1,535,898
Paysafe Ltd. *	1,032	14,562
PennyMac Financial Services, Inc.	1,207	132,891
PennyMac Mortgage Investment Trust	4,443	54,693
Piper Sandler Cos.	286	95,464
PJT Partners, Inc., Class A	222	39,738
PRA Group, Inc. *	1,297	22,166
PROG Holdings, Inc.	5,041	177,645
Radian Group, Inc.	4,592	160,169
Raymond James Financial, Inc.	2,760	467,654
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ready Capital Corp. (a)	7,491	31,912
Redwood Trust, Inc.	2,977	18,219
Regional Management Corp.	481	21,087
Rithm Capital Corp.	21,752	269,290
Rocket Cos., Inc., Class A (a)	3,091	54,927
S&P Global, Inc.	2,760	1,513,694
SEI Investments Co.	2,986	263,604
Shift4 Payments, Inc., Class A *	125	11,304
SLM Corp.	11,446	358,031
Starwood Property Trust, Inc.	10,977	222,504
State Street Corp.	9,427	1,083,822
Stifel Financial Corp.	1,588	183,081
StoneX Group, Inc. *	993	101,455
Synchrony Financial	32,050	2,446,697
T. Rowe Price Group, Inc.	10,191	1,096,755
Toast, Inc., Class A *	1,309	59,036
TPG RE Finance Trust, Inc.	1,763	16,484
TPG, Inc.	956	57,695
Tradeweb Markets, Inc., Class A	509	62,790
Two Harbors Investment Corp.	3,457	34,570
Victory Capital Holdings, Inc., Class A	791	56,382
Virtu Financial, Inc., Class A	3,217	134,857
Virtus Investment Partners, Inc.	246	49,552
Visa, Inc., Class A	10,177	3,580,065
Voya Financial, Inc.	2,998	225,120
Walker & Dunlop, Inc.	1,107	94,150
Western Union Co.	31,278	271,180
WEX, Inc. *	734	125,771
World Acceptance Corp. *	108	18,514
		79,080,209

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	50,805	3,414,604
Archer-Daniels-Midland Co.	52,216	3,270,810
B&G Foods, Inc.	7,885	35,561
Boston Beer Co., Inc., Class A *	299	66,106
Brown-Forman Corp., Class B	6,989	209,251
Bunge Global SA	17,905	1,507,959
Calavo Growers, Inc.	779	21,306
Cal-Maine Foods, Inc.	1,332	154,033
Campbell's Co.	7,097	226,607
Coca-Cola Co.	46,755	3,225,627
Coca-Cola Consolidated, Inc.	803	94,144
Conagra Brands, Inc.	24,591	470,426
Constellation Brands, Inc., Class A	3,679	595,777
Darling Ingredients, Inc. *	6,564	222,913
Flowers Foods, Inc.	9,102	136,894
Fresh Del Monte Produce, Inc.	4,480	162,534
General Mills, Inc.	20,045	988,820
Hain Celestial Group, Inc. *	19,907	35,833
Hershey Co.	2,563	470,951
Hormel Foods Corp.	11,226	285,589
Ingredion, Inc.	2,510	325,145
J&J Snack Foods Corp.	313	34,921
J.M. Smucker Co.	4,925	544,262
John B Sanfilippo & Son, Inc.	507	32,904
Kellanova	5,952	473,184
Keurig Dr. Pepper, Inc.	23,842	693,564
Kraft Heinz Co.	40,114	1,121,989
Lamb Weston Holdings, Inc.	3,577	205,785
Marzetti Co.	428	78,153
McCormick & Co., Inc. - Non Voting Shares	4,562	321,028
MGP Ingredients, Inc.	394	11,651
Molson Coors Beverage Co., Class B	9,201	464,559
Mondelez International, Inc., Class A	31,679	1,946,358
Monster Beverage Corp. *	7,705	480,869
Nomad Foods Ltd.	7,171	111,437
SECURITY	NUMBER OF SHARES	VALUE ($)
PepsiCo, Inc.	28,206	4,192,822
Philip Morris International, Inc.	25,193	4,210,506
Pilgrim's Pride Corp.	1,320	58,674
Post Holdings, Inc. *	1,606	181,719
Seaboard Corp.	35	138,922
Seneca Foods Corp., Class A *	219	24,791
Simply Good Foods Co. *	1,434	41,055
TreeHouse Foods, Inc. *	3,568	65,437
Tyson Foods, Inc., Class A	29,398	1,669,218
Universal Corp.	2,010	112,460
WK Kellogg Co.	4,392	100,665
		33,237,823

Health Care Equipment & Services 5.4%
Abbott Laboratories	26,846	3,561,390
Acadia Healthcare Co., Inc. *	3,557	81,669
AdaptHealth Corp. *	4,254	40,370
Addus HomeCare Corp. *	337	38,812
agilon health, Inc. *	16,309	20,875
Align Technology, Inc. *	1,346	191,078
AMN Healthcare Services, Inc. *	5,721	118,882
Astrana Health, Inc. *	936	29,915
Avanos Medical, Inc. *	1,438	17,170
Baxter International, Inc.	21,454	529,699
Becton Dickinson & Co.	5,764	1,112,337
Boston Scientific Corp. *	7,707	813,088
BrightSpring Health Services, Inc. *	636	15,067
Brookdale Senior Living, Inc. *	9,060	69,762
Cardinal Health, Inc.	4,500	669,510
Cencora, Inc.	1,494	435,665
Centene Corp. *	42,516	1,234,665
Chemed Corp.	278	127,310
Cigna Group	16,324	4,911,402
Claritev Corp. *	893	61,537
Clover Health Investments Corp. *	3,469	9,089
Community Health Systems, Inc. *	24,877	68,660
Concentra Group Holdings Parent, Inc.	4,237	100,841
CONMED Corp.	769	41,803
Cooper Cos., Inc. *	2,685	180,956
Cross Country Healthcare, Inc. *	2,088	27,937
CVS Health Corp.	129,374	9,463,708
DaVita, Inc. *	2,368	326,216
DENTSPLY SIRONA Inc	12,162	173,917
Dexcom, Inc. *	1,620	122,051
Edwards Lifesciences Corp. *	7,714	627,457
Elevance Health, Inc.	10,576	3,370,042
Embecta Corp.	2,345	33,956
Encompass Health Corp.	1,765	214,906
Enhabit, Inc. *	2,183	17,202
Enovis Corp. *	2,283	70,545
Ensign Group, Inc.	657	112,859
Envista Holdings Corp. *	7,753	164,209
Evolent Health, Inc., Class A *	1,747	16,859
Fulgent Genetics, Inc. *	875	19,399
GE HealthCare Technologies, Inc.	12,773	941,753
Globus Medical, Inc., Class A *	991	60,719
Haemonetics Corp. *	946	51,595
HCA Healthcare, Inc.	5,152	2,081,202
HealthEquity, Inc. *	493	44,040
Henry Schein, Inc. *	6,033	419,776
Hologic, Inc. *	6,180	414,802
Humana, Inc.	9,019	2,738,710
ICU Medical, Inc. *	449	57,319
IDEXX Laboratories, Inc. *	558	361,076
Insulet Corp. *	133	45,204
Integer Holdings Corp. *	556	59,976
Integra LifeSciences Holdings Corp. *	4,170	63,092
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intuitive Surgical, Inc. *	1,134	536,716
Labcorp Holdings, Inc.	6,216	1,727,986
Lantheus Holdings, Inc. *	226	12,407
LivaNova PLC *	825	46,505
Masimo Corp. *	603	84,245
McKesson Corp.	1,634	1,121,970
Merit Medical Systems, Inc. *	558	50,521
Molina Healthcare, Inc. *	1,871	338,333
National HealthCare Corp.	450	51,066
Neogen Corp. *	3,674	21,125
OmniAb, Inc., Class A *(d)	52	0
OmniAb, Inc., Class B *(d)	52	0
Omnicell, Inc. *	1,189	38,749
Option Care Health, Inc. *	3,763	107,923
Owens & Minor, Inc. *	15,045	73,720
Pediatrix Medical Group, Inc. *	2,703	46,519
Penumbra, Inc. *	138	37,624
Premier, Inc., Class A	7,075	183,242
Privia Health Group, Inc. *	1,462	33,684
Quest Diagnostics, Inc.	3,611	655,902
QuidelOrtho Corp. *	3,553	101,936
RadNet, Inc. *	269	19,303
ResMed, Inc.	1,256	344,785
Select Medical Holdings Corp.	3,985	51,845
Solventum Corp. *	3,682	269,117
STERIS PLC	1,352	331,321
Stryker Corp.	2,929	1,146,440
Surgery Partners, Inc. *	1,859	42,181
Teladoc Health, Inc. *	6,889	53,252
Teleflex, Inc.	1,148	145,119
Tenet Healthcare Corp. *	2,963	546,170
UnitedHealth Group, Inc.	21,495	6,660,656
Universal Health Services, Inc., Class B	3,089	560,901
Varex Imaging Corp. *	1,737	20,062
Veeva Systems, Inc., Class A *	518	139,446
Waystar Holding Corp. *	289	10,947
Zimmer Biomet Holdings, Inc.	5,077	538,670
Zimvie, Inc. *	2,468	46,596
		52,779,063

Household & Personal Products 1.2%
BellRing Brands, Inc. *	453	18,596
Central Garden & Pet Co. *	369	13,443
Central Garden & Pet Co., Class A *	2,734	90,304
Church & Dwight Co., Inc.	3,597	335,096
Clorox Co.	2,096	247,747
Colgate-Palmolive Co.	12,108	1,017,920
Coty, Inc., Class A *	11,638	49,811
Edgewell Personal Care Co.	2,901	69,682
elf Beauty, Inc. *	193	24,125
Energizer Holdings, Inc.	2,881	79,400
Estee Lauder Cos., Inc., Class A	8,760	803,555
Herbalife Ltd. *	13,839	135,345
Interparfums, Inc.	243	27,930
Kenvue, Inc.	40,760	844,140
Kimberly-Clark Corp.	6,785	876,215
Medifast, Inc. *	2,393	33,574
Nu Skin Enterprises, Inc., Class A	8,429	102,581
Procter & Gamble Co.	43,622	6,850,399
Reynolds Consumer Products, Inc.	1,953	45,329
Spectrum Brands Holdings, Inc.	1,958	111,586
USANA Health Sciences, Inc. *	784	25,017
WD-40 Co.	142	30,678
		11,832,473

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 2.7%
Aflac, Inc.	14,267	1,524,572
Allstate Corp.	8,974	1,825,760
American Financial Group, Inc.	3,182	432,307
American International Group, Inc.	32,855	2,671,769
AMERISAFE, Inc.	357	16,486
Aon PLC, Class A	2,914	1,069,438
Arthur J Gallagher & Co.	1,414	428,088
Assurant, Inc.	1,129	243,424
Brighthouse Financial, Inc. *	499	23,583
Brown & Brown, Inc.	1,697	164,524
Chubb Ltd.	6,780	1,864,975
Cincinnati Financial Corp.	3,748	575,693
CNA Financial Corp.	787	38,996
CNO Financial Group, Inc.	5,650	223,005
Employers Holdings, Inc.	1,132	48,970
Erie Indemnity Co., Class A	232	82,216
Fidelity National Financial, Inc.	8,209	491,473
First American Financial Corp.	5,506	363,396
Genworth Financial, Inc., Class A *	33,577	287,755
Globe Life, Inc.	2,377	332,661
Hanover Insurance Group, Inc.	1,083	187,879
Hartford Insurance Group, Inc.	8,155	1,078,988
Horace Mann Educators Corp.	1,117	51,360
Kemper Corp.	2,065	110,787
Kinsale Capital Group, Inc.	76	34,766
Lincoln National Corp.	9,574	411,012
Loews Corp.	4,702	455,154
Markel Group, Inc. *	253	495,642
Marsh & McLennan Cos., Inc.	5,671	1,167,149
Mercury General Corp.	849	65,653
MetLife, Inc.	22,467	1,827,915
Old Republic International Corp.	10,131	404,936
Primerica, Inc.	669	180,188
Principal Financial Group, Inc.	9,164	737,794
ProAssurance Corp. *	708	16,857
Progressive Corp.	6,082	1,502,619
Prudential Financial, Inc.	12,853	1,409,460
Reinsurance Group of America, Inc.	1,290	251,279
RLI Corp.	1,205	81,615
Safety Insurance Group, Inc.	600	44,406
Selective Insurance Group, Inc.	1,248	97,631
Stewart Information Services Corp.	1,662	121,060
Travelers Cos., Inc.	7,677	2,084,382
Unum Group	5,293	369,769
W.R. Berkley Corp.	4,696	336,656
White Mountains Insurance Group Ltd.	58	106,150
Willis Towers Watson PLC	1,776	580,379
		26,920,577

Materials 3.8%
AdvanSix, Inc.	1,219	26,160
Air Products & Chemicals, Inc.	3,448	1,014,091
Albemarle Corp.	4,454	378,234
Alcoa Corp.	13,155	423,459
Alpha Metallurgical Resources, Inc. *	956	142,626
Amcor PLC	88,665	765,179
AptarGroup, Inc.	1,239	172,556
Ardagh Metal Packaging SA	4,180	15,424
Ashland, Inc.	2,552	143,295
Avery Dennison Corp.	1,903	326,650
Avient Corp.	3,030	113,322
Axalta Coating Systems Ltd. *	5,291	165,397
Balchem Corp.	356	57,704
Ball Corp.	9,803	516,030
Cabot Corp.	1,561	127,315
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Carpenter Technology Corp.	476	114,659
Celanese Corp.	7,097	338,030
CF Industries Holdings, Inc.	8,328	721,455
Chemours Co.	15,245	234,773
Clearwater Paper Corp. *	1,213	26,164
Cleveland-Cliffs, Inc. *	54,734	588,391
Coeur Mining, Inc. *	5,313	69,866
Commercial Metals Co.	6,447	371,799
Compass Minerals International, Inc. *	1,976	37,643
Corteva, Inc.	15,574	1,155,435
CRH PLC	17,133	1,935,172
Crown Holdings, Inc.	4,085	405,967
Dow, Inc.	59,065	1,454,771
DuPont de Nemours, Inc.	21,395	1,645,703
Eagle Materials, Inc.	736	169,942
Eastman Chemical Co.	6,636	466,776
Ecolab, Inc.	2,754	762,968
Ecovyst, Inc. *	8,326	75,683
Element Solutions, Inc.	5,238	134,721
Ferroglobe PLC	4,476	18,710
FMC Corp.	7,434	290,669
Freeport-McMoRan, Inc.	33,250	1,476,300
Graphic Packaging Holding Co.	11,383	253,499
Greif, Inc., Class A	2,096	136,890
Hawkins, Inc.	301	50,366
HB Fuller Co.	1,940	118,437
Hecla Mining Co.	10,105	85,994
Huntsman Corp.	22,483	250,910
Ingevity Corp. *	2,112	123,299
Innospec, Inc.	850	74,452
International Flavors & Fragrances, Inc.	6,103	412,014
International Paper Co.	20,695	1,028,128
Kaiser Aluminum Corp.	966	75,222
Knife River Corp. *	1,125	91,125
Koppers Holdings, Inc.	1,652	47,875
Linde PLC	6,363	3,043,359
Louisiana-Pacific Corp.	2,185	207,815
LSB Industries, Inc. *	1,848	15,375
LyondellBasell Industries NV, Class A	20,583	1,159,852
Magnera Corp. *	1,518	18,823
Martin Marietta Materials, Inc.	706	435,178
Materion Corp.	573	63,488
Mativ Holdings, Inc.	4,658	58,551
Metallus, Inc. *	1,981	32,548
Minerals Technologies, Inc.	1,436	93,986
Mosaic Co.	30,967	1,034,298
MP Materials Corp. *	1,020	72,563
Myers Industries, Inc.	1,349	22,582
NewMarket Corp.	199	164,565
Newmont Corp.	23,530	1,750,632
Nucor Corp.	16,422	2,442,444
O-I Glass, Inc. *	16,408	213,140
Olin Corp.	14,201	335,996
Olympic Steel, Inc.	994	33,508
Orion SA	4,071	42,949
Packaging Corp. of America	2,474	539,233
PPG Industries, Inc.	6,740	749,690
Quaker Chemical Corp.	407	59,044
Rayonier Advanced Materials, Inc. *	5,157	28,725
Reliance, Inc.	2,832	837,309
Royal Gold, Inc.	526	94,459
RPM International, Inc.	2,419	303,125
Ryerson Holding Corp.	5,917	134,908
Scotts Miracle-Gro Co.	1,572	96,238
Sealed Air Corp.	5,972	193,911
Sensient Technologies Corp.	1,111	126,054
Sherwin-Williams Co.	1,849	676,420
Silgan Holdings, Inc.	2,869	134,613
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonoco Products Co.	5,532	261,387
Southern Copper Corp.	1,452	139,475
Steel Dynamics, Inc.	7,975	1,044,087
Stepan Co.	1,539	76,996
SunCoke Energy, Inc.	3,919	30,255
Sylvamo Corp.	1,505	69,426
Tredegar Corp. *	1,703	13,334
TriMas Corp.	1,819	70,341
Trinseo PLC	6,370	15,288
Tronox Holdings PLC	15,612	66,819
Vulcan Materials Co.	1,501	437,031
Warrior Met Coal, Inc.	2,555	156,213
Westlake Corp.	1,609	141,302
Worthington Steel, Inc.	1,760	58,608
		37,427,193

Media & Entertainment 7.1%
Advantage Solutions, Inc. *	8,411	15,308
Alphabet, Inc., Class A	75,473	16,068,956
Alphabet, Inc., Class C	61,427	13,116,507
Altice USA, Inc., Class A *	57,960	135,626
AMC Entertainment Holdings, Inc., Class A *	3,005	8,444
AMC Networks, Inc., Class A *	6,001	42,367
Angi, Inc. *	780	13,822
Cable One, Inc.	379	61,201
Cargurus, Inc. *	1,483	51,312
Cars.com, Inc. *	2,252	29,389
Charter Communications, Inc., Class A *	7,088	1,882,431
Cinemark Holdings, Inc.	1,474	38,029
Clear Channel Outdoor Holdings, Inc. *	12,417	15,397
Comcast Corp., Class A	196,541	6,676,498
EchoStar Corp., Class A *	3,818	235,914
Electronic Arts, Inc.	4,869	837,225
EW Scripps Co., Class A *	15,871	47,454
Fox Corp., Class A	14,914	890,366
Gannett Co., Inc. *	6,623	27,221
Gray Media, Inc.	14,947	91,625
IAC, Inc. *	2,168	79,392
iHeartMedia, Inc., Class A *	22,638	48,219
Interpublic Group of Cos., Inc.	14,448	387,784
John Wiley & Sons, Inc., Class A	1,858	75,398
Liberty Broadband Corp., Class C *	760	46,254
Liberty Media Corp.-Liberty Formula One, Class C *	1,376	137,462
Lionsgate Studios Corp. *	6,991	44,952
Live Nation Entertainment, Inc. *	266	44,286
Match Group, Inc.	4,234	158,098
Meta Platforms, Inc., Class A	20,576	15,199,491
Netflix, Inc. *	2,080	2,513,160
New York Times Co., Class A	2,265	135,538
News Corp., Class A	13,323	391,829
Nexstar Media Group, Inc.	2,170	443,830
Omnicom Group, Inc.	7,103	556,378
Paramount Skydance Corp. *	92,188	1,355,164
Pinterest, Inc., Class A *	2,633	96,447
Roku, Inc. *	946	91,346
Scholastic Corp.	2,664	68,358
Shutterstock, Inc.	1,251	26,183
Sinclair, Inc.	5,164	74,723
Sirius XM Holdings, Inc.	16,128	381,266
Snap, Inc., Class A *	5,866	41,883
Starz Entertainment Corp. *	617	7,879
Take-Two Interactive Software, Inc. *	1,255	292,754
TEGNA, Inc.	12,006	254,527
Thryv Holdings, Inc. *	1,652	21,245
TKO Group Holdings, Inc.	235	44,547
Trade Desk, Inc., Class A *	580	31,703
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TripAdvisor, Inc. *	3,533	61,545
Walt Disney Co.	37,706	4,463,636
Warner Bros Discovery, Inc. *	136,341	1,587,009
Warner Music Group Corp., Class A	1,153	38,453
WideOpenWest, Inc. *	3,071	15,631
Yelp, Inc. *	2,840	89,801
Ziff Davis, Inc. *	2,605	99,537
ZoomInfo Technologies, Inc. *	4,487	48,908
		69,739,708

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	26,155	5,503,012
Agilent Technologies, Inc.	4,454	559,690
Amgen, Inc.	11,513	3,312,405
Amneal Pharmaceuticals, Inc. *	1,827	17,466
Avantor, Inc. *	16,397	220,868
Azenta, Inc. *	888	27,120
Biogen, Inc. *	7,062	933,738
BioMarin Pharmaceutical, Inc. *	1,463	85,249
Bio-Rad Laboratories, Inc., Class A *	460	137,025
Bio-Techne Corp.	1,345	73,477
Bristol-Myers Squibb Co.	85,800	4,048,044
Bruker Corp.	1,870	63,543
Charles River Laboratories International, Inc. *	1,028	167,883
Collegium Pharmaceutical, Inc. *	428	16,606
Corcept Therapeutics, Inc. *	749	52,220
Danaher Corp.	7,030	1,446,915
Elanco Animal Health, Inc. *	14,769	271,011
Eli Lilly & Co.	2,255	1,651,968
Emergent BioSolutions, Inc. *	4,505	37,392
Exact Sciences Corp. *	813	38,552
Exelixis, Inc. *	3,227	120,754
Fortrea Holdings, Inc. *	7,219	71,107
Gilead Sciences, Inc.	31,117	3,515,288
Halozyme Therapeutics, Inc. *	858	62,763
Illumina, Inc. *	2,013	201,219
Incyte Corp. *	2,213	187,242
Innoviva, Inc. *	1,096	22,391
IQVIA Holdings, Inc. *	3,409	650,471
Ironwood Pharmaceuticals, Inc. *	17,447	23,030
Jazz Pharmaceuticals PLC *	1,620	206,955
Johnson & Johnson	54,849	9,717,597
Medpace Holdings, Inc. *	128	60,865
Merck & Co., Inc.	56,099	4,719,048
Mettler-Toledo International, Inc. *	251	326,561
Moderna, Inc. *	23,148	557,635
Myriad Genetics, Inc. *	2,797	17,817
Neurocrine Biosciences, Inc. *	645	90,042
Organon & Co.	28,749	270,816
Pacira BioSciences, Inc. *	606	16,162
Pfizer, Inc.	283,872	7,028,671
Prestige Consumer Healthcare, Inc. *	912	62,052
Regeneron Pharmaceuticals, Inc.	1,784	1,035,969
Repligen Corp. *	276	33,760
Revvity, Inc.	2,380	214,462
Royalty Pharma PLC, Class A	5,290	190,334
Sotera Health Co. *	1,158	18,956
Supernus Pharmaceuticals, Inc. *	994	44,849
Thermo Fisher Scientific, Inc.	5,374	2,647,877
United Therapeutics Corp. *	502	152,990
Vertex Pharmaceuticals, Inc. *	1,624	635,016
Viatris, Inc.	88,276	931,312
Vir Biotechnology, Inc. *	1,898	9,376
Waters Corp. *	836	252,305
West Pharmaceutical Services, Inc.	863	213,118
SECURITY	NUMBER OF SHARES	VALUE ($)
Zoetis, Inc.	4,349	680,184
		53,653,178

Real Estate Management & Development 0.3%
Anywhere Real Estate, Inc. *	18,548	113,328
CBRE Group, Inc., Class A *	7,189	1,165,481
Compass, Inc., Class A *	14,310	129,935
CoStar Group, Inc. *	1,948	174,327
Cushman & Wakefield PLC *	12,395	195,469
eXp World Holdings, Inc.	7,035	76,189
Howard Hughes Holdings, Inc. *	265	20,212
Jones Lang LaSalle, Inc. *	2,132	651,475
Kennedy-Wilson Holdings, Inc.	5,648	49,702
Marcus & Millichap, Inc.	1,035	33,731
Newmark Group, Inc., Class A	4,326	78,776
Opendoor Technologies, Inc. *(a)	57,534	256,026
Zillow Group, Inc., Class C *	1,828	154,119
		3,098,770

Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc. *	9,452	1,537,179
Allegro MicroSystems, Inc. *	803	24,773
Alpha & Omega Semiconductor Ltd. *	489	14,068
Amkor Technology, Inc.	6,391	154,598
Analog Devices, Inc.	6,283	1,578,981
Applied Materials, Inc.	12,923	2,077,501
Axcelis Technologies, Inc. *	650	52,026
Broadcom, Inc.	21,167	6,294,854
Cirrus Logic, Inc. *	1,283	146,506
Cohu, Inc. *	1,994	39,681
Diodes, Inc. *	2,063	112,299
Enphase Energy, Inc. *	1,212	45,692
Entegris, Inc.	1,447	121,172
First Solar, Inc. *	975	190,310
FormFactor, Inc. *	1,343	39,202
GLOBALFOUNDRIES, Inc. *	1,701	56,796
Ichor Holdings Ltd. *	1,484	25,005
Intel Corp. *	364,008	8,863,595
KLA Corp.	1,207	1,052,504
Lam Research Corp.	20,203	2,023,330
Lattice Semiconductor Corp. *	933	61,933
MACOM Technology Solutions Holdings, Inc. *	125	16,019
Marvell Technology, Inc.	4,159	261,456
MaxLinear, Inc. *	2,605	40,951
Microchip Technology, Inc.	10,931	710,515
Micron Technology, Inc.	30,866	3,673,363
MKS, Inc.	1,615	166,894
Monolithic Power Systems, Inc.	156	130,379
NVIDIA Corp.	21,378	3,723,620
ON Semiconductor Corp. *	8,858	439,268
Onto Innovation, Inc. *	397	42,082
Penguin Solutions, Inc. *	1,745	42,107
Photronics, Inc. *	2,511	56,924
Power Integrations, Inc.	1,255	56,600
Qorvo, Inc. *	5,214	472,910
QUALCOMM, Inc.	21,601	3,471,929
Rambus, Inc. *	688	50,754
Semtech Corp. *	995	57,800
Silicon Laboratories, Inc. *	958	128,707
Skyworks Solutions, Inc.	5,924	443,945
Synaptics, Inc. *	991	69,231
Teradyne, Inc.	3,491	412,776
Texas Instruments, Inc.	14,409	2,917,534
Ultra Clean Holdings, Inc. *	2,035	48,881
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Display Corp.	375	51,971
		41,998,621

Software & Services 5.2%
Accenture PLC, Class A	9,689	2,518,849
ACI Worldwide, Inc. *	1,646	81,230
Adobe, Inc. *	4,326	1,543,084
Akamai Technologies, Inc. *	3,664	289,932
Alarm.com Holdings, Inc. *	549	32,188
Amdocs Ltd.	4,204	359,736
AppLovin Corp., Class A *	277	132,569
ASGN, Inc. *	2,580	139,965
Autodesk, Inc. *	981	308,721
Bentley Systems, Inc., Class B	506	28,159
Blackbaud, Inc. *	570	38,025
Cadence Design Systems, Inc. *	1,121	392,832
CCC Intelligent Solutions Holdings, Inc. *	2,021	20,008
Cognizant Technology Solutions Corp., Class A	19,219	1,388,573
Commvault Systems, Inc. *	331	61,780
Consensus Cloud Solutions, Inc. *	507	13,471
Crowdstrike Holdings, Inc., Class A *	40	16,948
Datadog, Inc., Class A *	112	15,308
DigitalOcean Holdings, Inc. *	392	12,787
Docusign, Inc. *	174	13,339
Dolby Laboratories, Inc., Class A	1,434	102,789
Dropbox, Inc., Class A *	5,067	147,247
DXC Technology Co. *	24,301	351,149
Dynatrace, Inc. *	713	36,078
EPAM Systems, Inc. *	977	172,304
Fair Isaac Corp. *	70	106,515
Fortinet, Inc. *	2,952	232,529
Gartner, Inc. *	584	146,695
Gen Digital, Inc.	11,677	352,645
Globant SA *	237	15,941
GoDaddy, Inc., Class A *	1,244	184,498
Guidewire Software, Inc. *	222	48,178
HubSpot, Inc. *	20	9,663
InterDigital, Inc.	294	79,883
International Business Machines Corp.	16,516	4,021,481
Intuit, Inc.	1,548	1,032,516
Kyndryl Holdings, Inc. *	9,632	306,201
LiveRamp Holdings, Inc. *	2,192	61,201
Manhattan Associates, Inc. *	294	63,339
Microsoft Corp.	54,593	27,661,727
NCR Voyix Corp. *	8,352	110,079
Okta, Inc. *	484	44,901
Oracle Corp.	19,712	4,457,475
Palantir Technologies, Inc., Class A *	793	124,271
Palo Alto Networks, Inc. *	1,229	234,149
Progress Software Corp. *	664	30,737
PTC, Inc. *	537	114,650
Qualys, Inc. *	392	53,238
RingCentral, Inc., Class A *	797	24,316
Roper Technologies, Inc.	872	458,942
Salesforce, Inc.	4,924	1,261,775
ServiceNow, Inc. *	218	200,006
Snowflake, Inc., Class A *	254	60,620
SPS Commerce, Inc. *	163	17,979
Synopsys, Inc. *	810	488,851
Teradata Corp. *	4,244	89,039
Twilio, Inc., Class A *	1,148	121,240
Tyler Technologies, Inc. *	139	78,240
Unisys Corp. *	2,827	11,054
Unity Software, Inc. *	1,768	69,677
Verint Systems, Inc. *	1,467	29,912
VeriSign, Inc.	735	200,927
SECURITY	NUMBER OF SHARES	VALUE ($)
Workday, Inc., Class A *	441	101,792
Zoom Communications, Inc., Class A *	2,260	184,009
		51,107,962

Technology Hardware & Equipment 6.7%
Advanced Energy Industries, Inc.	671	100,435
Amphenol Corp., Class A	9,463	1,030,142
Apple, Inc.	162,381	37,695,125
Arista Networks, Inc. *	2,925	399,409
Arrow Electronics, Inc. *	6,233	787,415
Avnet, Inc.	12,262	669,137
Badger Meter, Inc.	190	34,755
Belden, Inc.	840	109,368
Benchmark Electronics, Inc.	2,261	91,774
Calix, Inc. *	883	52,494
CDW Corp.	2,742	451,772
Ciena Corp. *	3,329	312,826
Cisco Systems, Inc.	106,757	7,375,841
Cognex Corp.	3,158	138,763
Coherent Corp. *	1,916	173,341
CommScope Holding Co., Inc. *	13,548	217,310
Corning, Inc.	19,531	1,309,163
Crane NXT Co.	970	57,938
CTS Corp.	829	35,224
Dell Technologies, Inc., Class C	4,510	550,897
ePlus, Inc.	972	70,344
F5, Inc. *	868	271,806
Flex Ltd. *	11,703	627,515
Hewlett Packard Enterprise Co.	77,962	1,759,602
HP, Inc.	50,447	1,439,757
Ingram Micro Holding Corp.	1,251	24,482
Insight Enterprises, Inc. *	1,321	171,941
IPG Photonics Corp. *	1,352	110,621
Itron, Inc. *	760	93,434
Jabil, Inc.	3,981	815,428
Keysight Technologies, Inc. *	2,556	417,727
Kimball Electronics, Inc. *	1,198	34,586
Knowles Corp. *	2,994	63,922
Littelfuse, Inc.	574	149,142
Lumentum Holdings, Inc. *	1,716	227,902
Methode Electronics, Inc.	3,197	24,713
Motorola Solutions, Inc.	1,103	521,123
NetApp, Inc.	4,293	484,207
NETGEAR, Inc. *	704	19,128
NetScout Systems, Inc. *	3,122	77,707
Novanta, Inc. *	264	30,732
OSI Systems, Inc. *	333	76,607
PC Connection, Inc.	841	54,001
Plexus Corp. *	857	117,418
Pure Storage, Inc., Class A *	842	65,348
Ralliant Corp. *	1,567	65,516
Rogers Corp. *	660	51,784
Sandisk Corp. *	3,361	176,352
Sanmina Corp. *	3,224	378,884
ScanSource, Inc. *	1,130	49,325
Seagate Technology Holdings PLC	6,525	1,092,285
Super Micro Computer, Inc. *	3,593	149,253
TD SYNNEX Corp.	3,370	498,996
TE Connectivity PLC	6,743	1,392,429
Teledyne Technologies, Inc. *	545	293,303
Trimble, Inc. *	3,607	291,518
TTM Technologies, Inc. *	4,389	195,618
Viasat, Inc. *	10,253	331,479
Viavi Solutions, Inc. *	7,194	81,148
Vishay Intertechnology, Inc.	9,844	152,188
Vontier Corp.	3,317	142,332
Western Digital Corp.	13,203	1,060,729
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xerox Holdings Corp.	36,632	145,795
Zebra Technologies Corp., Class A *	887	281,259
		66,172,515

Telecommunication Services 2.7%
Array Digital Infrastructure, Inc.	606	32,621
AT&T, Inc.	385,544	11,292,584
Cogent Communications Holdings, Inc.	749	28,634
Frontier Communications Parent, Inc. *	10,463	387,968
GCI Liberty, Inc. *(d)	188	0
GCI Liberty, Inc., Class C *	152	5,569
IDT Corp., Class B	280	17,940
IHS Holding Ltd. *	5,214	37,802
Iridium Communications, Inc.	2,492	62,026
Liberty Global Ltd., Class C *	37,335	446,153
Liberty Latin America Ltd., Class C *	25,737	212,073
Lumen Technologies, Inc. *	224,235	1,114,448
Shenandoah Telecommunications Co.	1,313	17,397
Telephone & Data Systems, Inc.	7,736	310,136
T-Mobile U.S., Inc.	7,712	1,943,347
Uniti Group, Inc.	12,637	79,613
Verizon Communications, Inc.	232,121	10,266,712
		26,255,023

Transportation 2.0%
Alaska Air Group, Inc. *	4,263	267,631
Allegiant Travel Co. *	1,097	68,738
American Airlines Group, Inc. *	13,121	175,428
ArcBest Corp.	1,585	116,910
Avis Budget Group, Inc. *	3,687	583,394
CH Robinson Worldwide, Inc.	5,708	734,620
Covenant Logistics Group, Inc., Class A	555	13,392
CSX Corp.	58,044	1,887,010
Delta Air Lines, Inc.	3,634	224,509
Expeditors International of Washington, Inc.	6,157	742,165
FedEx Corp.	10,684	2,468,752
Forward Air Corp. *	2,444	73,393
Genco Shipping & Trading Ltd.	1,637	27,567
Global Ship Lease, Inc., Class A	947	28,457
GXO Logistics, Inc. *	4,247	223,605
Heartland Express, Inc.	3,029	26,019
Hertz Global Holdings, Inc. *	51,716	296,333
Hub Group, Inc., Class A	4,370	163,525
JB Hunt Transport Services, Inc.	2,773	402,057
JetBlue Airways Corp. *	21,951	117,438
Kirby Corp. *	1,087	105,656
Knight-Swift Transportation Holdings, Inc.	7,799	342,376
Landstar System, Inc.	1,536	203,259
Lyft, Inc., Class A *	1,109	17,988
Marten Transport Ltd.	3,487	41,286
Matson, Inc.	1,756	182,712
Norfolk Southern Corp.	6,615	1,852,068
Old Dominion Freight Line, Inc.	2,598	392,220
RXO, Inc. *	4,657	76,049
Ryder System, Inc.	3,160	592,563
Saia, Inc. *	393	116,509
Schneider National, Inc., Class B	2,722	67,288
SkyWest, Inc. *	1,478	179,429
Southwest Airlines Co.	5,496	180,818
Sun Country Airlines Holdings, Inc. *	952	12,614
Uber Technologies, Inc. *	4,076	382,125
U-Haul Holding Co., Non Voting Shares	3,135	163,772
Union Pacific Corp.	13,495	3,017,077
United Airlines Holdings, Inc. *	2,046	214,830
United Parcel Service, Inc., Class B	28,592	2,500,085
SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	5,038	145,346
XPO, Inc. *	1,120	145,264
		19,572,277

Utilities 3.4%
AES Corp.	46,598	630,937
ALLETE, Inc.	1,781	114,251
Alliant Energy Corp.	5,902	384,043
Ameren Corp.	6,320	630,610
American Electric Power Co., Inc.	13,971	1,551,060
American States Water Co.	545	40,619
American Water Works Co., Inc.	2,984	428,234
Atmos Energy Corp.	2,309	383,594
Avista Corp.	3,060	111,812
Black Hills Corp.	2,607	155,925
California Water Service Group	1,151	54,016
CenterPoint Energy, Inc.	17,968	677,573
Chesapeake Utilities Corp.	344	42,512
Clearway Energy, Inc., Class C	2,690	80,189
CMS Energy Corp.	7,362	526,898
Consolidated Edison, Inc.	10,846	1,065,403
Constellation Energy Corp.	2,926	901,149
Dominion Energy, Inc.	27,362	1,638,984
DTE Energy Co.	5,051	690,219
Duke Energy Corp.	22,425	2,746,838
Edison International	14,692	824,662
Entergy Corp.	11,626	1,024,134
Essential Utilities, Inc.	4,768	188,384
Evergy, Inc.	9,128	650,461
Eversource Energy	12,038	771,275
Exelon Corp.	37,000	1,616,160
FirstEnergy Corp.	18,144	791,441
H2O America	708	35,662
Hawaiian Electric Industries, Inc. *	12,243	158,669
IDACORP, Inc.	1,149	143,740
MDU Resources Group, Inc.	5,510	89,758
MGE Energy, Inc.	595	50,664
National Fuel Gas Co.	2,665	231,162
New Jersey Resources Corp.	2,578	121,914
NextEra Energy, Inc.	30,046	2,164,814
NiSource, Inc.	10,286	434,789
Northwest Natural Holding Co.	1,476	61,298
Northwestern Energy Group, Inc.	2,128	122,381
NRG Energy, Inc.	6,094	887,043
OGE Energy Corp.	6,045	269,970
ONE Gas, Inc.	1,807	138,236
Ormat Technologies, Inc.	900	82,701
Otter Tail Corp.	1,027	86,258
PG&E Corp.	36,899	563,817
Pinnacle West Capital Corp.	3,806	340,104
Portland General Electric Co.	4,024	172,147
PPL Corp.	23,924	872,508
Public Service Enterprise Group, Inc.	10,186	838,613
Sempra	13,358	1,102,837
Southern Co.	24,467	2,258,304
Southwest Gas Holdings, Inc.	2,212	176,695
Spire, Inc.	1,894	145,080
Talen Energy Corp. *	160	60,627
TXNM Energy, Inc.	2,748	155,647
UGI Corp.	15,723	544,645
Unitil Corp.	252	11,834
Vistra Corp.	5,047	954,438
WEC Energy Group, Inc.	7,046	750,469
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xcel Energy, Inc.	15,268	1,105,251
		33,853,458
Total Common Stocks (Cost $712,619,704)		979,936,951

INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Core S&P Total U.S. Stock Market ETF	3,500	494,585
Total Investment Companies (Cost $418,596)		494,585

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (e)	469,177	469,177
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (e)(f)	2,124,995	2,124,995
		2,594,172
Total Short-Term Investments (Cost $2,594,172)		2,594,172
Total Investments in Securities (Cost $715,632,472)		983,025,708

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/19/25	5	1,618,188	8,086

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,070,257.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at August 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	$—	$45,481	($285 )	($98 )	$30,289	$112,621	13,126	$—

Consumer Services 0.0%
Cracker Barrel Old Country Store Inc	106,114	16,287	(6,588)	(6,910)	45,851	—	—	1,291

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	—	26,068	(1,228)	188	(7,319)	102,743	38,053	708

Financial Services 0.2%
Charles Schwab Corp.	1,084,232	130,080	(24,010)	12,407	224,924	1,427,633	14,896	7,865
Total	$1,190,346	$217,916	($32,111 )	$5,587	$293,745	$1,642,997		$9,864
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$900,902,865	$—	$—	$900,902,865
Health Care Equipment & Services	52,779,063	—	0 *	52,779,063
Telecommunication Services	26,255,023	—	0 *	26,255,023
Investment Companies[1]	494,585	—	—	494,585
Short-Term Investments[1]	2,594,172	—	—	2,594,172
Futures Contracts[2]	8,086	—	—	8,086
Total	$983,033,794	$—	$0	$983,033,794

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Assets and Liabilities

As of August 31, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,195,346)		$1,642,997
Investments in securities, at value - unaffiliated issuers (cost $714,437,126) including securities on loan of $2,070,257		981,382,711
Cash		1,103
Deposit with broker for futures contracts		149,432
Receivables:
Dividends		1,752,305
Investments sold		141,302
Income from securities on loan		3,319
Foreign tax reclaims	+	7
Total assets		985,073,176

Liabilities
Collateral held for securities on loan		2,124,995
Payables:
Investments bought		768,375
Management fees		210,083
Variation margin on futures contracts		13,291
Deferred dividend income	+	1,076
Total liabilities		3,117,820
Net assets		$981,955,356

Net Assets by Source
Capital received from investors		$717,526,889
Total distributable earnings	+	264,428,467
Net assets		$981,955,356

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$981,955,356		38,950,000		$25.21

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Operations

For the period March 1, 2025 through August 31, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $330)		$9,750,663
Dividends received from securities - affiliated issuers		9,864
Other Interest		2,221
Securities on loan, net	+	13,295
Total investment income		9,776,043

Expenses
Management fees		1,133,263
Total expenses	–	1,133,263
Net investment income		8,642,780

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(7,747)
Net realized losses on sales of securities - unaffiliated issuers		(3,637,631)
Net realized gains on sales of in-kind redemptions - affiliated issuers		13,334
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		28,770,953
Net realized gains on futures contracts	+	110,352
Net realized gains		25,249,261
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		293,745
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		18,504,814
Net change in unrealized appreciation (depreciation) on futures contracts	+	32,430
Net change in unrealized appreciation (depreciation)		18,830,989
Net realized and unrealized gains		44,080,250
Increase in net assets resulting from operations		$52,723,030
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/25-8/31/25		3/1/24-2/28/25
Net investment income		$8,642,780	$14,470,146
Net realized gains		25,249,261	21,590,419
Net change in unrealized appreciation (depreciation)	+	18,830,989	81,689,418
Increase in net assets resulting from operations		$52,723,030	$117,749,983

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($7,777,780 )	($14,326,670 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,050,000	$71,034,603	6,550,000	$148,418,403
Shares redeemed	+	(2,200,000)	(51,242,023)	(1,750,000)	(39,629,674)
Net transactions in fund shares		850,000	$19,792,580	4,800,000	$108,788,729

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,100,000	$917,217,526	33,300,000	$705,005,484
Total increase	+	850,000	64,737,830	4,800,000	212,212,042
End of period		38,950,000	$981,955,356	38,100,000	$917,217,526

[1]
For the period ended February 28, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 8/31/25*	3/1/24– 2/28/25[1,2]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]
Per-Share Data
Net asset value at beginning of period	$24.63	$21.54	$18.30	$18.99	$16.16	$12.56
Income (loss) from investment operations:
Net investment income (loss)[3]	0.23	0.42	0.39	0.37	0.34	0.33
Net realized and unrealized gains (losses)	1.10	3.09	3.23	(0.69)	2.81	3.62
Total from investment operations	1.33	3.51	3.62	(0.32)	3.15	3.95
Less distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.38)	(0.37)	(0.32)	(0.35)
Net asset value at end of period	$25.75	$24.63	$21.54	$18.30	$18.99	$16.16
Total return	5.48%[4]	16.42%	20.06%	(1.61%)	19.61%	32.40%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[5]	0.25%	0.25%	0.25%[6]	0.25%	0.25%
Net investment income (loss)	1.88%[5]	1.81%	2.05%	2.07%	1.84%	2.49%
Portfolio turnover rate[7]	7%[4]	10%	10%	12%	11%	13%
Net assets, end of period (x 1,000,000)	$19,828	$18,138	$14,508	$10,373	$9,889	$5,863

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Adient PLC *	301,692	7,481,962
Aptiv PLC *	18,909	1,503,833
BorgWarner, Inc.	357,843	15,301,367
Dana, Inc.	370,497	7,469,219
Ford Motor Co.	8,062,195	94,892,035
General Motors Co.	2,416,360	141,574,532
Gentex Corp.	205,162	5,746,588
Goodyear Tire & Rubber Co. *	983,904	8,343,506
Harley-Davidson, Inc.	155,522	4,528,801
Lear Corp.	140,068	15,407,480
Tesla, Inc. *	177,375	59,220,191
Thor Industries, Inc.	97,057	10,637,447
		372,106,961

Banks 6.6%
Bank of America Corp.	4,376,503	222,063,762
Citigroup, Inc.	2,238,064	216,129,841
Citizens Financial Group, Inc.	351,077	18,354,306
Comerica, Inc.	142,306	10,043,957
East West Bancorp, Inc.	51,902	5,456,976
Fifth Third Bancorp	405,090	18,540,969
First Citizens BancShares, Inc., Class A	2,406	4,773,287
First Horizon Corp.	262,431	5,930,941
Flagstar Financial, Inc.	347,498	4,454,924
Huntington Bancshares, Inc.	775,936	13,819,420
JPMorgan Chase & Co.	1,237,706	373,069,343
KeyCorp	815,393	15,786,009
M&T Bank Corp.	72,059	14,531,418
PNC Financial Services Group, Inc.	233,631	48,464,415
Regions Financial Corp.	571,560	15,655,028
Synovus Financial Corp.	77,397	3,994,459
Truist Financial Corp.	895,580	41,931,056
U.S. Bancorp	1,075,180	52,501,039
Webster Financial Corp.	34,702	2,159,158
Wells Fargo & Co.	2,555,736	210,030,385
Zions Bancorp NA	145,231	8,424,850
		1,306,115,543

Capital Goods 6.7%
3M Co.	347,851	54,101,266
A.O. Smith Corp.	67,625	4,820,986
Acuity, Inc.	19,875	6,488,591
AECOM	76,651	9,572,943
AGCO Corp.	89,541	9,687,441
Air Lease Corp.	78,064	4,700,233
Allison Transmission Holdings, Inc.	53,131	4,638,868
AMETEK, Inc.	54,666	10,102,277
Atkore, Inc.	29,519	1,717,711
Boeing Co. *	104,108	24,432,065
Boise Cascade Co.	64,065	5,573,655
Builders FirstSource, Inc. *	127,739	17,714,845
Carlisle Cos., Inc.	19,471	7,513,664
Carrier Global Corp.	265,311	17,298,277
Caterpillar, Inc.	200,447	83,995,311
CNH Industrial NV	448,013	5,129,749
Cummins, Inc.	81,233	32,366,477
Curtiss-Wright Corp.	5,708	2,729,280
Deere & Co.	125,715	60,172,228
Donaldson Co., Inc.	55,662	4,434,592
Dover Corp.	56,719	10,144,760
SECURITY	NUMBER OF SHARES	VALUE ($)
Eaton Corp. PLC	98,262	34,307,195
EMCOR Group, Inc.	17,434	10,809,080
Emerson Electric Co.	236,965	31,279,380
Everus Construction Group, Inc. *	9,977	782,596
Fastenal Co.	338,628	16,816,266
Ferguson Enterprises, Inc.	57,029	13,182,253
Fluor Corp. *	113,486	4,655,196
Fortive Corp.	104,036	4,979,163
Fortune Brands Innovations, Inc.	99,097	5,799,156
Gates Industrial Corp. PLC *	82,562	2,110,285
GE Vernova, Inc.	10,837	6,642,756
Generac Holdings, Inc. *	27,726	5,136,242
General Dynamics Corp.	136,894	44,431,686
General Electric Co.	130,466	35,904,243
Graco, Inc.	50,688	4,328,248
Honeywell International, Inc.	305,142	66,978,669
Howmet Aerospace, Inc.	68,697	11,960,148
Hubbell, Inc.	14,951	6,443,731
Huntington Ingalls Industries, Inc.	39,347	10,654,774
IDEX Corp.	25,863	4,254,464
Illinois Tool Works, Inc.	106,025	28,059,516
Ingersoll Rand, Inc.	81,096	6,441,455
ITT, Inc.	31,227	5,316,397
Johnson Controls International PLC	291,508	31,159,290
L3Harris Technologies, Inc.	132,380	36,751,336
Lennox International, Inc.	3,490	1,946,931
Lincoln Electric Holdings, Inc.	22,134	5,370,372
Lockheed Martin Corp.	148,133	67,493,839
Masco Corp.	122,518	8,991,596
MasTec, Inc. *	34,093	6,194,357
Middleby Corp. *	27,628	3,780,892
MSC Industrial Direct Co., Inc., Class A	23,198	2,093,156
Mueller Industries, Inc.	59,762	5,733,566
Nordson Corp.	17,630	3,968,337
Northrop Grumman Corp.	81,974	48,367,939
nVent Electric PLC	59,791	5,404,508
Oshkosh Corp.	66,356	9,248,036
Otis Worldwide Corp.	103,451	8,936,097
Owens Corning	70,531	10,591,640
PACCAR, Inc.	284,593	28,453,608
Parker-Hannifin Corp.	28,794	21,864,724
Pentair PLC	55,259	5,942,000
Quanta Services, Inc.	36,286	13,714,657
Regal Rexnord Corp.	38,481	5,746,368
Resideo Technologies, Inc. *	198,887	6,772,102
Rockwell Automation, Inc.	39,800	13,668,514
RTX Corp.	543,760	86,240,336
Rush Enterprises, Inc., Class A	76,610	4,397,414
Sensata Technologies Holding PLC	164,934	5,366,952
Snap-on, Inc.	27,820	9,048,177
Stanley Black & Decker, Inc.	177,357	13,175,852
Textron, Inc.	136,120	10,911,379
Timken Co.	54,201	4,185,943
Toro Co.	55,391	4,489,994
TransDigm Group, Inc.	8,391	11,738,002
UFP Industries, Inc.	67,440	6,809,417
United Rentals, Inc.	27,471	26,271,616
Watsco, Inc.	12,290	4,945,250
WESCO International, Inc.	48,894	10,748,857
Westinghouse Air Brake Technologies Corp.	57,708	11,166,498
WillScot Holdings Corp.	63,204	1,532,065
WW Grainger, Inc.	13,069	13,245,432
Xylem, Inc.	56,069	7,937,128
		1,323,012,295

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.0%
ABM Industries, Inc.	81,035	3,984,491
Amentum Holdings, Inc. *	22,463	560,452
Automatic Data Processing, Inc.	86,662	26,349,581
Booz Allen Hamilton Holding Corp., Class A	45,236	4,918,058
Broadridge Financial Solutions, Inc.	26,383	6,744,023
CACI International, Inc., Class A *	12,236	5,869,854
Cintas Corp.	61,763	12,972,083
Concentrix Corp.	83,612	4,411,369
Copart, Inc. *	99,684	4,865,576
Equifax, Inc.	22,889	5,637,561
Genpact Ltd.	108,107	4,901,571
Jacobs Solutions, Inc.	76,400	11,171,972
KBR, Inc.	68,553	3,459,184
Leidos Holdings, Inc.	73,937	13,376,682
ManpowerGroup, Inc.	180,313	7,645,271
Maximus, Inc.	25,808	2,269,039
Paychex, Inc.	80,144	11,176,482
Republic Services, Inc.	51,142	11,965,694
Robert Half, Inc.	133,940	4,998,641
Science Applications International Corp.	45,902	5,402,665
SS&C Technologies Holdings, Inc.	93,854	8,321,096
TransUnion	48,365	4,275,466
Veralto Corp.	28,802	3,058,484
Verisk Analytics, Inc.	27,936	7,490,200
Waste Management, Inc.	123,684	28,000,821
		203,826,316

Consumer Discretionary Distribution & Retail 4.7%
Academy Sports & Outdoors, Inc.	108,128	5,790,254
Advance Auto Parts, Inc.	211,178	12,879,746
Amazon.com, Inc. *	1,425,153	326,360,037
American Eagle Outfitters, Inc.	154,146	1,994,649
Asbury Automotive Group, Inc. *	24,607	6,189,645
AutoNation, Inc. *	57,622	12,623,828
AutoZone, Inc. *	3,391	14,237,215
Bath & Body Works, Inc.	196,920	5,752,033
Best Buy Co., Inc.	318,216	23,433,426
Burlington Stores, Inc. *	15,951	4,636,637
CarMax, Inc. *	150,061	9,206,242
Dick's Sporting Goods, Inc.	36,502	7,767,626
eBay, Inc.	411,364	37,273,692
Foot Locker, Inc. *(a)	388,024	9,584,193
Gap, Inc.	246,903	5,434,335
Genuine Parts Co.	103,501	14,420,794
Group 1 Automotive, Inc.	20,779	9,657,664
Home Depot, Inc.	358,147	145,683,455
Kohl's Corp. (a)	1,073,821	16,171,744
Lithia Motors, Inc.	37,118	12,496,888
LKQ Corp.	353,117	11,518,677
Lowe's Cos., Inc.	327,385	84,484,973
Macy's, Inc.	926,864	12,262,411
Murphy USA, Inc.	13,879	5,225,444
ODP Corp. *	226,921	4,597,420
O'Reilly Automotive, Inc. *	229,054	23,748,319
Penske Automotive Group, Inc.	25,115	4,631,457
Pool Corp.	14,333	4,453,407
QVC Group, Inc. *(a)(b)	285,242	2,447,376
Ross Stores, Inc.	102,577	15,095,231
Signet Jewelers Ltd.	40,062	3,527,459
TJX Cos., Inc.	320,266	43,751,538
Tractor Supply Co.	205,428	12,687,233
Ulta Beauty, Inc. *	21,323	10,506,482
SECURITY	NUMBER OF SHARES	VALUE ($)
Williams-Sonoma, Inc.	50,319	9,469,533
		930,001,063

Consumer Durables & Apparel 1.6%
Brunswick Corp.	95,105	6,047,727
Capri Holdings Ltd. *	306,708	6,315,118
Carter's, Inc.	78,488	2,241,617
Crocs, Inc. *	17,450	1,521,640
Deckers Outdoor Corp. *	35,815	4,284,548
DR Horton, Inc.	228,921	38,797,531
Hanesbrands, Inc. *	617,941	3,899,208
Hasbro, Inc.	102,392	8,311,159
KB Home	72,913	4,633,621
Leggett & Platt, Inc.	423,063	4,065,635
Lennar Corp., Class A	229,481	30,553,100
M/I Homes, Inc. *	16,195	2,384,876
Mattel, Inc. *	105,211	1,925,361
Meritage Homes Corp.	81,815	6,356,207
Mohawk Industries, Inc. *	78,839	10,461,147
Newell Brands, Inc.	1,062,036	6,287,253
NIKE, Inc., Class B	700,375	54,188,014
NVR, Inc. *	1,770	14,368,241
Polaris, Inc.	112,653	6,373,907
PulteGroup, Inc.	174,312	23,012,670
PVH Corp.	102,301	8,626,020
Ralph Lauren Corp.	20,601	6,117,055
Skechers USA, Inc., Class A *	81,760	5,157,421
Somnigroup International, Inc.	65,960	5,537,342
Tapestry, Inc.	145,452	14,809,923
Taylor Morrison Home Corp. *	116,931	7,877,641
Toll Brothers, Inc.	69,784	9,699,976
TopBuild Corp. *	6,981	2,937,326
Tri Pointe Homes, Inc. *	132,555	4,683,168
VF Corp.	563,506	8,525,846
Whirlpool Corp. (a)	140,936	13,128,188
		323,128,486

Consumer Services 1.5%
ADT, Inc.	269,295	2,345,559
Aramark	136,651	5,344,421
Booking Holdings, Inc.	7,310	40,929,056
Caesars Entertainment, Inc. *	170,057	4,552,426
Carnival Corp. *	255,635	8,152,200
Chipotle Mexican Grill, Inc. *	141,840	5,977,138
Darden Restaurants, Inc.	55,537	11,492,827
Domino's Pizza, Inc.	12,341	5,655,880
Expedia Group, Inc.	35,323	7,587,380
Flutter Entertainment PLC *	13,296	4,084,132
Hilton Worldwide Holdings, Inc.	38,865	10,729,072
Las Vegas Sands Corp.	143,934	8,294,916
Marriott International, Inc., Class A	47,352	12,683,707
Marriott Vacations Worldwide Corp.	50,029	3,909,766
McDonald's Corp.	214,066	67,118,254
MGM Resorts International *	291,863	11,584,042
Penn Entertainment, Inc. *	236,520	4,784,800
Royal Caribbean Cruises Ltd.	7,428	2,697,998
Service Corp. International	62,704	4,969,292
Starbucks Corp.	503,617	44,413,983
Texas Roadhouse, Inc.	10,712	1,848,356
Vail Resorts, Inc.	24,150	3,955,770
Yum! Brands, Inc.	99,513	14,625,426
		287,736,401

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 3.1%
Albertsons Cos., Inc., Class A	526,264	10,241,097
Andersons, Inc.	65,591	2,682,672
BJ's Wholesale Club Holdings, Inc. *	59,687	5,830,226
Casey's General Stores, Inc.	21,383	10,574,321
Costco Wholesale Corp.	115,160	108,632,731
Dollar General Corp.	347,316	37,774,088
Dollar Tree, Inc. *	256,837	28,038,895
Kroger Co.	887,855	60,232,083
Performance Food Group Co. *	156,099	15,828,439
SpartanNash Co.	106,623	2,857,496
Sprouts Farmers Market, Inc. *	33,109	4,653,139
Sysco Corp.	272,933	21,962,919
Target Corp.	573,277	55,023,127
U.S. Foods Holding Corp. *	206,617	16,033,479
United Natural Foods, Inc. *	140,706	3,979,166
Walmart, Inc.	2,463,702	238,929,820
		623,273,698

Energy 8.2%
Antero Resources Corp. *	203,908	6,508,743
APA Corp.	597,502	13,873,996
Baker Hughes Co.	578,540	26,265,716
California Resources Corp.	47,598	2,364,669
Cheniere Energy, Inc.	74,243	17,953,442
Chevron Corp.	1,922,527	308,757,836
Chord Energy Corp.	33,036	3,630,326
Civitas Resources, Inc.	68,286	2,511,559
CNX Resources Corp. *	76,271	2,227,113
ConocoPhillips	1,251,174	123,828,691
Coterra Energy, Inc.	568,251	13,888,054
Delek U.S. Holdings, Inc.	99,258	2,750,439
Devon Energy Corp.	785,556	28,358,572
Diamondback Energy, Inc.	70,880	10,544,109
EOG Resources, Inc.	421,309	52,587,789
EQT Corp.	247,827	12,847,352
Expand Energy Corp.	201,941	19,543,850
Exxon Mobil Corp.	3,611,235	412,728,048
Halliburton Co.	668,635	15,198,074
Helmerich & Payne, Inc.	85,263	1,781,144
HF Sinclair Corp.	442,306	22,504,529
Kinder Morgan, Inc.	1,300,364	35,083,821
Marathon Petroleum Corp.	651,722	117,120,961
Matador Resources Co.	38,163	1,921,889
Murphy Oil Corp.	218,168	5,423,657
NOV, Inc.	353,278	4,695,065
Occidental Petroleum Corp.	647,658	30,834,997
ONEOK, Inc.	232,423	17,752,469
Ovintiv, Inc.	413,953	17,435,700
Patterson-UTI Energy, Inc.	267,591	1,554,704
PBF Energy, Inc., Class A	523,782	14,309,724
Peabody Energy Corp.	287,577	5,003,840
Phillips 66	648,924	86,683,268
Range Resources Corp.	76,609	2,625,390
Schlumberger NV	801,863	29,540,633
SM Energy Co.	134,459	3,838,805
Targa Resources Corp.	59,315	9,950,684
TechnipFMC PLC	87,399	3,212,787
Valero Energy Corp.	703,757	106,978,102
Williams Cos., Inc.	465,409	26,937,873
World Kinect Corp.	493,861	13,240,413
		1,634,798,833

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.	77,339	6,375,827
American Tower Corp.	117,821	24,017,811
AvalonBay Communities, Inc.	39,499	7,735,879
Brixmor Property Group, Inc.	69,318	1,940,211
BXP, Inc.	107,096	7,765,531
Camden Property Trust	35,084	3,928,706
Crown Castle, Inc.	192,099	19,044,695
Digital Realty Trust, Inc.	84,118	14,101,542
Equinix, Inc.	16,469	12,947,763
Equity Residential	138,608	9,164,761
Essex Property Trust, Inc.	18,826	5,086,973
Extra Space Storage, Inc.	34,247	4,917,184
Gaming & Leisure Properties, Inc.	79,789	3,830,670
Healthpeak Properties, Inc.	293,320	5,262,161
Host Hotels & Resorts, Inc.	455,996	7,847,691
Invitation Homes, Inc.	165,313	5,172,644
Iron Mountain, Inc.	80,064	7,392,309
Kimco Realty Corp.	209,615	4,714,241
Lamar Advertising Co., Class A	32,565	4,143,896
Medical Properties Trust, Inc. (a)	437,655	1,969,447
Mid-America Apartment Communities, Inc.	39,790	5,802,178
Millrose Properties, Inc., Class A	46,416	1,638,949
Park Hotels & Resorts, Inc.	152,924	1,798,386
Prologis, Inc.	164,604	18,728,643
Public Storage	32,125	9,463,704
Realty Income Corp.	142,712	8,385,757
Regency Centers Corp.	57,188	4,146,130
SBA Communications Corp.	23,876	4,890,999
Simon Property Group, Inc.	89,012	16,080,908
Sun Communities, Inc.	42,995	5,454,776
UDR, Inc.	105,347	4,168,581
Ventas, Inc.	173,490	11,811,199
VICI Properties, Inc.	197,735	6,679,488
Vornado Realty Trust	110,451	4,200,452
Welltower, Inc.	108,984	18,339,828
Weyerhaeuser Co.	658,168	17,026,806
WP Carey, Inc.	78,578	5,272,584
		301,249,310

Financial Services 8.1%
Affiliated Managers Group, Inc.	33,518	7,535,517
AGNC Investment Corp. (a)	183,236	1,788,383
Ally Financial, Inc.	478,829	19,655,930
American Express Co.	175,820	58,245,650
Ameriprise Financial, Inc.	39,904	20,542,978
Annaly Capital Management, Inc.	321,689	6,816,590
Apollo Global Management, Inc.	20,447	2,785,495
Bank of New York Mellon Corp.	461,839	48,770,198
Berkshire Hathaway, Inc., Class B *	738,503	371,452,239
Blackrock, Inc.	44,435	50,084,466
Blackstone, Inc.	113,597	19,470,526
Block, Inc. *	117,426	9,351,807
Bread Financial Holdings, Inc.	118,272	7,828,424
Capital One Financial Corp.	600,843	136,523,546
Carlyle Group, Inc.	121,084	7,817,183
Charles Schwab Corp. (c)	324,688	31,118,098
CME Group, Inc.	72,524	19,328,371
Corebridge Financial, Inc.	292,695	10,177,005
Corpay, Inc. *	25,594	8,335,198
Equitable Holdings, Inc.	151,940	8,092,324
Evercore, Inc., Class A	20,959	6,739,366
Fidelity National Information Services, Inc.	239,380	16,711,118
Fiserv, Inc. *	116,480	16,095,206
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Resources, Inc.	425,973	10,930,467
Global Payments, Inc.	198,633	17,642,583
Goldman Sachs Group, Inc.	156,836	116,882,029
Intercontinental Exchange, Inc.	117,997	20,838,270
Invesco Ltd.	509,472	11,152,342
Jack Henry & Associates, Inc.	24,648	4,024,032
Jackson Financial, Inc., Class A	72,027	7,116,268
Janus Henderson Group PLC	54,802	2,428,825
Jefferies Financial Group, Inc.	95,648	6,202,773
KKR & Co., Inc.	96,631	13,479,058
LPL Financial Holdings, Inc.	23,944	8,727,109
Mastercard, Inc., Class A	98,381	58,565,226
MGIC Investment Corp.	167,111	4,650,699
Moody's Corp.	25,110	12,800,074
Morgan Stanley	588,468	88,552,665
MSCI, Inc.	9,451	5,365,522
Nasdaq, Inc.	82,676	7,832,724
Navient Corp.	132,014	1,809,912
Northern Trust Corp.	113,256	14,868,248
OneMain Holdings, Inc.	218,887	13,540,350
PayPal Holdings, Inc. *	476,170	33,422,372
PROG Holdings, Inc.	79,321	2,795,272
Raymond James Financial, Inc.	59,909	10,150,981
Rithm Capital Corp.	472,446	5,848,882
S&P Global, Inc.	59,999	32,905,852
SEI Investments Co.	65,220	5,757,622
SLM Corp.	248,515	7,773,549
Starwood Property Trust, Inc.	237,074	4,805,490
State Street Corp.	205,424	23,617,597
StoneX Group, Inc. *	21,708	2,217,906
Synchrony Financial	696,783	53,192,414
T. Rowe Price Group, Inc.	221,811	23,871,300
Visa, Inc., Class A	221,313	77,853,487
Voya Financial, Inc.	63,935	4,800,879
Western Union Co.	679,600	5,892,132
		1,607,580,529

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	1,104,607	74,240,636
Archer-Daniels-Midland Co.	1,136,768	71,207,148
Brown-Forman Corp., Class B	151,825	4,545,640
Bunge Global SA	390,099	32,854,138
Campbell's Co.	154,110	4,920,732
Coca-Cola Co.	1,017,744	70,214,159
Conagra Brands, Inc.	534,469	10,224,392
Constellation Brands, Inc., Class A	80,071	12,966,698
Darling Ingredients, Inc. *	142,682	4,845,481
Flowers Foods, Inc.	196,551	2,956,127
General Mills, Inc.	436,172	21,516,365
Hershey Co.	55,587	10,214,111
Hormel Foods Corp.	247,722	6,302,048
Ingredion, Inc.	55,267	7,159,287
J.M. Smucker Co.	106,880	11,811,309
Kellanova	129,364	10,284,438
Keurig Dr. Pepper, Inc.	519,432	15,110,277
Kraft Heinz Co.	875,090	24,476,267
Lamb Weston Holdings, Inc.	75,694	4,354,676
McCormick & Co., Inc. - Non Voting Shares	99,248	6,984,082
Molson Coors Beverage Co., Class B	199,870	10,091,436
Mondelez International, Inc., Class A	689,212	42,345,185
Monster Beverage Corp. *	167,218	10,436,075
PepsiCo, Inc.	613,906	91,257,127
Philip Morris International, Inc.	547,657	91,529,914
Post Holdings, Inc. *	34,247	3,875,048
SECURITY	NUMBER OF SHARES	VALUE ($)
Tyson Foods, Inc., Class A	639,364	36,303,088
		693,025,884

Health Care Equipment & Services 5.5%
Abbott Laboratories	584,101	77,486,839
Align Technology, Inc. *	29,838	4,235,802
AMN Healthcare Services, Inc. *	79,195	1,645,672
Baxter International, Inc.	466,871	11,527,045
Becton Dickinson & Co.	125,672	24,252,183
Boston Scientific Corp. *	167,944	17,718,092
Cardinal Health, Inc.	97,938	14,571,216
Cencora, Inc.	32,702	9,536,230
Centene Corp. *	925,330	26,871,583
Cigna Group	355,285	106,894,598
Community Health Systems, Inc. *	543,576	1,500,270
Cooper Cos., Inc. *	56,979	3,840,100
CVS Health Corp.	2,813,054	205,774,900
DaVita, Inc. *	52,095	7,176,607
DENTSPLY SIRONA Inc	264,894	3,787,984
Edwards Lifesciences Corp. *	167,606	13,633,072
Elevance Health, Inc.	230,248	73,368,525
Encompass Health Corp.	38,241	4,656,224
GE HealthCare Technologies, Inc.	277,333	20,447,762
HCA Healthcare, Inc.	112,113	45,289,168
Henry Schein, Inc. *	132,464	9,216,845
Hologic, Inc. *	134,387	9,020,055
Humana, Inc.	195,986	59,513,109
IDEXX Laboratories, Inc. *	12,188	7,886,733
Intuitive Surgical, Inc. *	24,807	11,741,029
Labcorp Holdings, Inc.	134,964	37,518,642
McKesson Corp.	35,625	24,461,550
Molina Healthcare, Inc. *	40,558	7,334,103
Quest Diagnostics, Inc.	78,508	14,260,193
QuidelOrtho Corp. *	47,014	1,348,832
ResMed, Inc.	27,086	7,435,378
Solventum Corp. *	79,227	5,790,701
STERIS PLC	29,558	7,243,484
Stryker Corp.	63,690	24,928,903
Teleflex, Inc.	24,878	3,144,828
Tenet Healthcare Corp. *	64,656	11,918,041
UnitedHealth Group, Inc.	467,969	145,009,554
Universal Health Services, Inc., Class B	67,195	12,201,268
Zimmer Biomet Holdings, Inc.	110,681	11,743,254
		1,085,930,374

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	79,309	7,388,427
Clorox Co.	46,249	5,466,632
Colgate-Palmolive Co.	264,049	22,198,599
Estee Lauder Cos., Inc., Class A	190,340	17,459,888
Kenvue, Inc.	886,772	18,365,048
Kimberly-Clark Corp.	147,460	19,042,984
Procter & Gamble Co.	948,752	148,992,014
		238,913,592

Insurance 2.8%
Aflac, Inc.	310,100	33,137,286
Allstate Corp.	195,095	39,692,078
American Financial Group, Inc.	69,049	9,380,997
American International Group, Inc.	713,457	58,018,323
Aon PLC, Class A	63,504	23,305,968
Arthur J Gallagher & Co.	30,580	9,258,095
Assurant, Inc.	24,914	5,371,708
Brown & Brown, Inc.	36,810	3,568,729
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chubb Ltd.	147,309	40,520,287
Cincinnati Financial Corp.	81,553	12,526,541
CNO Financial Group, Inc.	122,673	4,841,903
Fidelity National Financial, Inc.	178,409	10,681,347
First American Financial Corp.	119,531	7,889,046
Genworth Financial, Inc., Class A *	729,733	6,253,812
Globe Life, Inc.	52,252	7,312,667
Hanover Insurance Group, Inc.	13,928	2,416,229
Hartford Insurance Group, Inc.	177,121	23,434,879
Lincoln National Corp.	210,503	9,036,894
Loews Corp.	102,055	9,878,924
Markel Group, Inc. *	5,488	10,751,321
Marsh & McLennan Cos., Inc.	123,022	25,319,158
MetLife, Inc.	488,123	39,713,687
Old Republic International Corp.	221,770	8,864,147
Primerica, Inc.	14,328	3,859,104
Principal Financial Group, Inc.	199,003	16,021,732
Progressive Corp.	132,327	32,692,709
Prudential Financial, Inc.	279,815	30,684,513
Reinsurance Group of America, Inc.	27,853	5,425,486
Travelers Cos., Inc.	166,767	45,278,908
Unum Group	115,128	8,042,842
W.R. Berkley Corp.	103,481	7,418,553
Willis Towers Watson PLC	38,509	12,584,356
		563,182,229

Materials 3.7%
Air Products & Chemicals, Inc.	75,076	22,080,602
Albemarle Corp.	97,976	8,320,122
Alcoa Corp.	289,166	9,308,253
Alpha Metallurgical Resources, Inc. *	15,303	2,283,055
Amcor PLC	1,930,568	16,660,802
AptarGroup, Inc.	26,803	3,732,854
Ashland, Inc.	35,643	2,001,354
Avery Dennison Corp.	41,261	7,082,451
Axalta Coating Systems Ltd. *	115,680	3,616,157
Ball Corp.	212,961	11,210,267
Celanese Corp.	154,467	7,357,263
CF Industries Holdings, Inc.	181,276	15,703,940
Chemours Co.	330,848	5,095,059
Cleveland-Cliffs, Inc. *	1,191,124	12,804,583
Commercial Metals Co.	141,909	8,183,892
Corteva, Inc.	339,412	25,180,976
CRH PLC	372,708	42,097,369
Crown Holdings, Inc.	88,657	8,810,733
Dow, Inc.	1,287,001	31,698,835
DuPont de Nemours, Inc.	465,273	35,788,799
Eagle Materials, Inc.	15,666	3,617,279
Eastman Chemical Co.	145,554	10,238,268
Ecolab, Inc.	59,885	16,590,540
FMC Corp.	159,105	6,221,005
Freeport-McMoRan, Inc.	722,969	32,099,824
Graphic Packaging Holding Co.	243,171	5,415,418
Huntsman Corp.	487,544	5,440,991
International Flavors & Fragrances, Inc.	132,435	8,940,687
International Paper Co.	450,395	22,375,624
Linde PLC	138,427	66,208,250
Louisiana-Pacific Corp.	47,639	4,530,945
LyondellBasell Industries NV, Class A	448,104	25,250,660
Magnera Corp. *	8,094	100,366
Martin Marietta Materials, Inc.	15,309	9,436,468
Mosaic Co.	673,858	22,506,857
Newmont Corp.	511,407	38,048,681
Nucor Corp.	357,051	53,104,195
O-I Glass, Inc. *	357,050	4,638,079
Olin Corp.	308,454	7,298,022
SECURITY	NUMBER OF SHARES	VALUE ($)
Packaging Corp. of America	53,759	11,717,312
PPG Industries, Inc.	146,518	16,297,197
Reliance, Inc.	61,711	18,245,474
RPM International, Inc.	53,145	6,659,600
Sealed Air Corp.	129,781	4,213,989
Sherwin-Williams Co.	40,267	14,730,877
Sonoco Products Co.	120,172	5,678,127
Steel Dynamics, Inc.	173,607	22,728,628
Vulcan Materials Co.	32,463	9,451,927
Westlake Corp.	34,835	3,059,210
		733,861,866

Media & Entertainment 7.4%
Alphabet, Inc., Class A	1,642,366	349,676,145
Alphabet, Inc., Class C	1,336,669	285,418,932
Altice USA, Inc., Class A *	1,266,217	2,962,948
Charter Communications, Inc., Class A *	154,157	40,941,016
Comcast Corp., Class A	4,276,916	145,286,836
Electronic Arts, Inc.	106,294	18,277,253
Fox Corp., Class A	324,180	19,353,546
Interpublic Group of Cos., Inc.	317,751	8,528,437
Lionsgate Studios Corp. *	92,089	592,132
Meta Platforms, Inc., Class A	447,352	330,458,922
Netflix, Inc. *	45,271	54,698,686
News Corp., Class A	290,771	8,551,575
Nexstar Media Group, Inc.	47,336	9,681,632
Omnicom Group, Inc.	154,183	12,077,154
Paramount Skydance Corp. *	2,004,002	29,458,829
Sirius XM Holdings, Inc.	139,212	3,290,972
Starz Entertainment Corp. *	7,788	99,453
Take-Two Interactive Software, Inc. *	27,065	6,313,453
TEGNA, Inc.	261,150	5,536,380
Walt Disney Co.	819,943	97,064,852
Warner Bros Discovery, Inc. *	2,970,643	34,578,285
		1,462,847,438

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	569,140	119,747,056
Agilent Technologies, Inc.	96,870	12,172,684
Amgen, Inc.	250,534	72,081,137
Avantor, Inc. *	349,034	4,701,488
Biogen, Inc. *	154,026	20,365,318
Bristol-Myers Squibb Co.	1,867,983	88,131,438
Charles River Laboratories International, Inc. *	14,009	2,287,810
Danaher Corp.	152,862	31,462,057
Elanco Animal Health, Inc. *	192,821	3,538,265
Eli Lilly & Co.	49,103	35,971,876
Gilead Sciences, Inc.	676,733	76,450,527
Illumina, Inc. *	43,671	4,365,353
IQVIA Holdings, Inc. *	73,971	14,114,406
Jazz Pharmaceuticals PLC *	19,483	2,488,953
Johnson & Johnson	1,192,824	211,332,628
Merck & Co., Inc.	1,221,702	102,769,572
Mettler-Toledo International, Inc. *	5,493	7,146,613
Moderna, Inc. *	504,179	12,145,672
Organon & Co.	625,456	5,891,796
Pfizer, Inc.	6,174,155	152,872,078
Regeneron Pharmaceuticals, Inc.	38,906	22,592,714
Revvity, Inc.	51,752	4,663,373
Thermo Fisher Scientific, Inc.	116,965	57,630,995
United Therapeutics Corp. *	6,156	1,876,103
Vertex Pharmaceuticals, Inc. *	35,248	13,782,673
Viatris, Inc.	1,922,048	20,277,606
Waters Corp. *	18,249	5,507,548
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
West Pharmaceutical Services, Inc.	18,757	4,632,041
Zoetis, Inc.	94,532	14,784,805
		1,125,784,585

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	156,484	25,369,186
Cushman & Wakefield PLC *	158,369	2,497,479
Jones Lang LaSalle, Inc. *	46,359	14,165,920
		42,032,585

Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc. *	205,377	33,400,462
Analog Devices, Inc.	136,803	34,379,962
Applied Materials, Inc.	280,743	45,132,245
Broadcom, Inc.	460,125	136,836,574
First Solar, Inc. *	12,659	2,470,910
Intel Corp. *	7,910,273	192,615,148
KLA Corp.	26,262	22,900,464
Lam Research Corp.	438,666	43,932,400
Marvell Technology, Inc.	91,574	5,756,800
Microchip Technology, Inc.	237,883	15,462,395
Micron Technology, Inc.	671,399	79,903,195
MKS, Inc.	16,741	1,730,015
NVIDIA Corp.	465,929	81,155,513
ON Semiconductor Corp. *	192,585	9,550,290
Qorvo, Inc. *	113,299	10,276,219
QUALCOMM, Inc.	469,736	75,500,667
Skyworks Solutions, Inc.	128,816	9,653,471
Teradyne, Inc.	76,539	9,049,971
Texas Instruments, Inc.	313,057	63,387,781
		873,094,482

Software & Services 5.3%
Accenture PLC, Class A	210,460	54,713,286
Adobe, Inc. *	94,231	33,612,198
Akamai Technologies, Inc. *	79,726	6,308,718
Amdocs Ltd.	91,186	7,802,786
ASGN, Inc. *	55,955	3,035,559
Autodesk, Inc. *	21,241	6,684,543
Cadence Design Systems, Inc. *	24,510	8,589,039
Cognizant Technology Solutions Corp., Class A	417,792	30,185,472
DXC Technology Co. *	535,727	7,741,255
EPAM Systems, Inc. *	21,166	3,732,836
Fortinet, Inc. *	64,302	5,065,068
Gartner, Inc. *	12,412	3,117,770
Gen Digital, Inc.	253,949	7,669,260
GoDaddy, Inc., Class A *	26,962	3,998,734
International Business Machines Corp.	359,003	87,413,640
Intuit, Inc.	33,810	22,551,270
Kyndryl Holdings, Inc. *	209,296	6,653,520
Microsoft Corp.	1,187,593	601,741,497
Oracle Corp.	428,916	96,990,775
Palo Alto Networks, Inc. *	26,284	5,007,628
Roper Technologies, Inc.	18,887	9,940,417
Salesforce, Inc.	106,903	27,393,894
ServiceNow, Inc. *	2,700	2,477,142
Synopsys, Inc. *	17,594	10,618,331
Zoom Communications, Inc., Class A *	27,645	2,250,856
		1,055,295,494

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	205,907	22,415,036
Apple, Inc.	3,531,925	819,901,069
Arista Networks, Inc. *	63,846	8,718,171
Arrow Electronics, Inc. *	135,457	17,112,283
Avnet, Inc.	266,661	14,551,691
CDW Corp.	59,489	9,801,408
Ciena Corp. *	72,198	6,784,446
Cisco Systems, Inc.	2,320,317	160,310,702
Coherent Corp. *	22,720	2,055,478
Corning, Inc.	423,726	28,402,354
Dell Technologies, Inc., Class C	98,193	11,994,275
F5, Inc. *	18,796	5,885,779
Flex Ltd. *	254,583	13,650,740
Hewlett Packard Enterprise Co.	1,696,042	38,279,668
HP, Inc.	1,098,190	31,342,343
Insight Enterprises, Inc. *	29,342	3,819,155
Jabil, Inc.	86,337	17,684,408
Keysight Technologies, Inc. *	55,422	9,057,617
Motorola Solutions, Inc.	23,874	11,279,510
NetApp, Inc.	93,379	10,532,217
Ralliant Corp. *	33,923	1,418,321
Sandisk Corp. *	72,832	3,821,495
Sanmina Corp. *	69,924	8,217,468
Seagate Technology Holdings PLC	141,984	23,768,122
TD SYNNEX Corp.	73,235	10,843,906
TE Connectivity PLC	146,974	30,350,131
Teledyne Technologies, Inc. *	11,841	6,372,471
Trimble, Inc. *	78,392	6,335,641
Vishay Intertechnology, Inc.	115,467	1,785,120
Western Digital Corp.	287,149	23,069,551
Xerox Holdings Corp.	797,225	3,172,956
Zebra Technologies Corp., Class A *	19,558	6,201,646
		1,368,935,178

Telecommunication Services 2.8%
AT&T, Inc.	8,381,537	245,495,219
Frontier Communications Parent, Inc. *	230,190	8,535,445
Liberty Global Ltd., Class C *	810,633	9,687,064
Liberty Latin America Ltd., Class C *	354,258	2,919,086
Lumen Technologies, Inc. *	4,876,729	24,237,343
Telephone & Data Systems, Inc.	167,965	6,733,717
T-Mobile U.S., Inc.	167,761	42,274,095
Verizon Communications, Inc.	5,047,479	223,249,996
		563,131,965

Transportation 2.0%
Alaska Air Group, Inc. *	92,615	5,814,370
American Airlines Group, Inc. *	167,973	2,245,799
Avis Budget Group, Inc. *	80,169	12,685,141
CH Robinson Worldwide, Inc.	124,092	15,970,640
CSX Corp.	1,261,270	41,003,888
Delta Air Lines, Inc.	78,576	4,854,425
Expeditors International of Washington, Inc.	133,755	16,122,828
FedEx Corp.	232,244	53,664,621
GXO Logistics, Inc. *	93,911	4,944,414
Hertz Global Holdings, Inc. *	1,104,395	6,328,183
Hub Group, Inc., Class A	94,597	3,539,820
JB Hunt Transport Services, Inc.	60,747	8,807,708
Knight-Swift Transportation Holdings, Inc.	170,060	7,465,634
Landstar System, Inc.	34,038	4,504,249
Matson, Inc.	38,062	3,960,351
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Norfolk Southern Corp.	144,010	40,319,920
Old Dominion Freight Line, Inc.	56,990	8,603,780
Ryder System, Inc.	68,701	12,882,812
Southwest Airlines Co.	74,181	2,440,555
Uber Technologies, Inc. *	89,486	8,389,312
U-Haul Holding Co., Non Voting Shares	67,770	3,540,305
Union Pacific Corp.	293,623	65,645,294
United Parcel Service, Inc., Class B	621,541	54,347,545
Werner Enterprises, Inc.	51,697	1,491,458
		389,573,052

Utilities 3.5%
AES Corp.	1,013,702	13,725,525
Alliant Energy Corp.	128,484	8,360,454
Ameren Corp.	137,377	13,707,477
American Electric Power Co., Inc.	303,845	33,732,872
American Water Works Co., Inc.	64,603	9,271,176
Atmos Energy Corp.	50,071	8,318,295
CenterPoint Energy, Inc.	390,823	14,737,935
CMS Energy Corp.	160,515	11,488,059
Consolidated Edison, Inc.	235,143	23,098,097
Constellation Energy Corp.	63,469	19,547,183
Dominion Energy, Inc.	595,391	35,663,921
DTE Energy Co.	109,982	15,029,040
Duke Energy Corp.	488,414	59,825,831
Edison International	320,021	17,962,779
Entergy Corp.	251,985	22,197,359
Essential Utilities, Inc.	55,485	2,192,212
Evergy, Inc.	198,633	14,154,588
Eversource Energy	261,614	16,761,609
Exelon Corp.	804,638	35,146,588
FirstEnergy Corp.	394,864	17,223,968
MDU Resources Group, Inc.	62,317	1,015,144
National Fuel Gas Co.	59,225	5,137,176
NextEra Energy, Inc.	652,649	47,023,360
NiSource, Inc.	224,472	9,488,431
NRG Energy, Inc.	132,303	19,258,025
OGE Energy Corp.	129,760	5,795,082
PG&E Corp.	805,957	12,315,023
Pinnacle West Capital Corp.	83,020	7,418,667
Portland General Electric Co.	86,117	3,684,085
PPL Corp.	520,646	18,987,960
Public Service Enterprise Group, Inc.	221,585	18,243,093
Sempra	290,639	23,995,156
Southern Co.	531,778	49,083,109
UGI Corp.	342,502	11,864,269
SECURITY	NUMBER OF SHARES	VALUE ($)
Vistra Corp.	109,898	20,782,811
WEC Energy Group, Inc.	153,305	16,328,515
Xcel Energy, Inc.	332,163	24,045,280
		686,610,154
Total Common Stocks (Cost $15,160,902,161)		19,795,048,313

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	14,401,387	14,401,387
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	31,959,760	31,959,760
		46,361,147
Total Short-Term Investments (Cost $46,361,147)		46,361,147
Total Investments in Securities (Cost $15,207,263,308)		19,841,409,460

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/19/25	111	35,923,763	132,767

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $30,798,169.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at August 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	$—	$987,598	($12,333 )	($225 )	$669,324	$2,447,376	285,242	$—

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
Financial Services 0.2%
Charles Schwab Corp.	$22,979,080	$3,586,789	($507,469 )	$224,122	$4,835,576	$31,118,098	324,688	$169,028
Total	$22,979,080	$4,574,387	($519,802 )	$223,897	$5,504,900	$33,565,474		$169,028

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$19,795,048,313	$—	$—	$19,795,048,313
Short-Term Investments[1]	46,361,147	—	—	46,361,147
Futures Contracts[2]	132,767	—	—	132,767
Total	$19,841,542,227	$—	$—	$19,841,542,227

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Assets and Liabilities

As of August 31, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $23,212,893)		$33,565,474
Investments in securities, at value - unaffiliated issuers (cost $15,184,050,415) including securities on loan of $30,798,169		19,807,843,986
Cash		325
Deposit with broker for futures contracts		3,453,864
Receivables:
Dividends		36,416,716
Investments sold		1,224,367
Income from securities on loan	+	47,275
Total assets		19,882,552,007

Liabilities
Collateral held for securities on loan		31,959,760
Payables:
Investments bought		16,459,092
Management fees		4,225,970
Fund shares redeemed		1,287,634
Variation margin on futures contracts	+	322,866
Total liabilities		54,255,322
Net assets		$19,828,296,685

Net Assets by Source
Capital received from investors		$15,445,759,749
Total distributable earnings	+	4,382,536,936
Net assets		$19,828,296,685

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$19,828,296,685		769,950,000		$25.75

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Operations

For the period March 1, 2025 through August 31, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,036)		$192,094,797
Dividends received from securities - affiliated issuers		169,028
Other Interest		46,160
Securities on loan, net	+	192,002
Total investment income		192,501,987

Expenses
Management fees		22,509,631
Total expenses	–	22,509,631
Net investment income		169,992,356

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(2,851)
Net realized losses on sales of securities - unaffiliated issuers		(98,447,585)
Net realized gains on sales of in-kind redemptions - affiliated issuers		226,748
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		542,068,983
Net realized gains on futures contracts	+	2,794,098
Net realized gains		446,639,393
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		5,504,900
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		425,295,826
Net change in unrealized appreciation (depreciation) on futures contracts	+	848,286
Net change in unrealized appreciation (depreciation)		431,649,012
Net realized and unrealized gains		878,288,405
Increase in net assets resulting from operations		$1,048,280,761
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/25-8/31/25		3/1/24-2/28/25
Net investment income		$169,992,356	$296,711,332
Net realized gains		446,639,393	528,326,029
Net change in unrealized appreciation (depreciation)	+	431,649,012	1,645,045,836
Increase in net assets resulting from operations		$1,048,280,761	$2,470,083,197

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($158,715,625 )	($293,269,930 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		80,150,000	$1,904,534,808	114,750,000	$2,638,592,951
Shares redeemed	+	(46,500,000)	(1,104,213,375)	(51,950,000)	(1,185,208,710)
Net transactions in fund shares		33,650,000	$800,321,433	62,800,000	$1,453,384,241

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		736,300,000	$18,138,410,116	673,500,000	$14,508,212,608
Total increase	+	33,650,000	1,689,886,569	62,800,000	3,630,197,508
End of period		769,950,000	$19,828,296,685	736,300,000	$18,138,410,116

[1]
For the period ended February 28, 2025, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 8/31/25*	3/1/24– 2/28/25[1,2]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]
Per-Share Data
Net asset value at beginning of period	$29.11	$27.64	$25.59	$26.51	$24.38	$17.37
Income (loss) from investment operations:
Net investment income (loss)[3]	0.25	0.39	0.37	0.38	0.33	0.25
Net realized and unrealized gains (losses)	1.94	1.54	2.06	(0.98)	2.12	7.04
Total from investment operations	2.19	1.93	2.43	(0.60)	2.45	7.29
Less distributions:
Distributions from net investment income	(0.12)	(0.46)	(0.38)	(0.32)	(0.32)	(0.28)
Net asset value at end of period	$31.18	$29.11	$27.64	$25.59	$26.51	$24.38
Total return	7.59%[4]	6.98%	9.66%	(2.13%)	10.06%	42.73%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[5]	0.25%	0.25%	0.25%[6]	0.25%	0.25%
Net investment income (loss)	1.80%[5]	1.34%	1.48%	1.54%	1.21%	1.40%
Portfolio turnover rate[7]	13%[4]	26%	21%	24%	25%	24%
Net assets, end of period (x 1,000,000)	$8,933	$9,082	$7,958	$6,433	$4,843	$4,086

*	Unaudited.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	1,665,841	9,695,195
Dorman Products, Inc. *	63,108	10,210,243
Fox Factory Holding Corp. *	287,884	8,328,484
Gentherm, Inc. *	207,486	7,629,260
LCI Industries	187,744	19,791,973
Modine Manufacturing Co. *	82,280	11,200,777
Patrick Industries, Inc.	182,888	20,456,023
Phinia, Inc.	292,865	17,126,745
Rivian Automotive, Inc., Class A *	136,083	1,846,646
Standard Motor Products, Inc.	98,889	3,837,882
Visteon Corp.	131,420	16,290,823
Winnebago Industries, Inc.	403,091	14,503,214
		140,917,265

Banks 8.2%
Ameris Bancorp	153,397	11,240,932
Associated Banc-Corp.	584,262	15,757,546
Atlantic Union Bankshares Corp.	396,610	14,170,875
Axos Financial, Inc. *	96,471	8,799,120
Bancorp, Inc. *	33,061	2,520,571
Bank of Hawaii Corp.	128,241	8,735,777
Bank OZK	399,065	20,938,941
BankUnited, Inc.	489,354	19,177,783
Banner Corp.	111,160	7,451,055
Berkshire Hills Bancorp, Inc.	77,760	2,031,869
BOK Financial Corp.	72,406	8,066,752
Brookline Bancorp, Inc.	160,056	1,752,613
Cadence Bank	462,460	17,406,994
Capitol Federal Financial, Inc.	268,704	1,741,202
Cathay General Bancorp	263,293	13,140,954
City Holding Co.	31,669	4,068,833
Columbia Banking System, Inc.	396,006	10,601,081
Commerce Bancshares, Inc.	233,320	14,451,841
Community Financial System, Inc.	121,882	7,299,513
Cullen/Frost Bankers, Inc.	127,514	16,453,131
Customers Bancorp, Inc. *	109,209	7,829,193
CVB Financial Corp.	425,615	8,567,630
Dime Community Bancshares, Inc.	61,090	1,879,128
Eagle Bancorp, Inc.	124,952	2,426,568
Eastern Bankshares, Inc.	264,444	4,524,637
Enterprise Financial Services Corp.	85,214	5,218,505
FB Financial Corp.	32,489	1,744,010
First Bancorp/Southern Pines NC	90,915	4,963,050
First Busey Corp.	198,638	4,906,359
First Commonwealth Financial Corp.	295,376	5,242,924
First Financial Bancorp	320,555	8,488,296
First Financial Bankshares, Inc.	172,218	6,401,343
First Hawaiian, Inc.	529,797	13,748,232
First Interstate BancSystem, Inc., Class A	338,451	11,074,117
First Merchants Corp.	173,542	7,205,464
FNB Corp.	1,171,210	19,547,495
Fulton Financial Corp.	514,923	10,123,386
Glacier Bancorp, Inc.	229,123	11,261,395
Hancock Whitney Corp.	263,082	16,553,119
Hilltop Holdings, Inc.	319,050	11,192,274
Home BancShares, Inc.	443,228	13,190,465
HomeStreet, Inc. *	153,319	2,126,535
Hope Bancorp, Inc.	686,292	7,638,430
Independent Bank Corp.	113,758	8,134,835
SECURITY	NUMBER OF SHARES	VALUE ($)
International Bancshares Corp.	131,929	9,438,201
Lakeland Financial Corp.	51,748	3,542,151
National Bank Holdings Corp., Class A	41,794	1,639,161
NBT Bancorp, Inc.	116,000	5,135,320
Northwest Bancshares, Inc.	471,420	5,963,463
OceanFirst Financial Corp.	115,252	2,119,484
Old National Bancorp	663,078	15,177,855
Pacific Premier Bancorp, Inc.	373,836	9,155,244
Park National Corp.	30,564	5,249,978
Pathward Financial, Inc.	58,089	4,616,333
Pinnacle Financial Partners, Inc.	135,144	13,138,700
Preferred Bank	19,988	1,886,867
Prosperity Bancshares, Inc.	238,232	16,468,978
Provident Financial Services, Inc.	357,070	7,084,269
Renasant Corp.	191,463	7,491,947
S&T Bancorp, Inc.	116,082	4,586,400
Seacoast Banking Corp. of Florida	139,029	4,325,192
ServisFirst Bancshares, Inc.	63,283	5,578,396
Simmons First National Corp., Class A	559,360	11,623,501
Southside Bancshares, Inc.	60,092	1,877,274
SouthState Corp.	217,181	22,165,493
Texas Capital Bancshares, Inc. *	122,435	10,599,198
Towne Bank	180,880	6,636,487
TriCo Bancshares	39,062	1,774,196
Triumph Financial, Inc. *	25,691	1,579,740
Trustmark Corp.	188,303	7,582,962
UMB Financial Corp.	128,215	15,629,409
United Bankshares, Inc.	391,533	15,011,375
United Community Banks, Inc.	281,863	9,414,224
Valley National Bancorp	1,816,972	19,005,527
Veritex Holdings, Inc.	171,904	5,904,902
WaFd, Inc.	329,299	10,356,454
Webster Financial Corp.	213,021	13,254,167
WesBanco, Inc.	257,067	8,431,798
Westamerica BanCorp	30,614	1,531,006
Western Alliance Bancorp	237,619	21,278,781
Wintrust Financial Corp.	137,981	18,943,411
WSFS Financial Corp.	152,384	8,882,463
		733,875,080

Capital Goods 13.1%
AAON, Inc.	48,470	4,020,586
AAR Corp. *	163,326	12,357,245
Advanced Drainage Systems, Inc.	145,065	20,885,008
Aebi Schmidt Holding AG	178,461	2,193,286
AeroVironment, Inc. *	11,062	2,669,814
Alamo Group, Inc.	39,873	8,431,545
Albany International Corp., Class A	121,234	7,699,571
American Woodmark Corp. *	143,120	9,241,258
API Group Corp. *	532,741	19,008,199
Apogee Enterprises, Inc.	153,853	6,765,686
Applied Industrial Technologies, Inc.	82,208	21,668,385
Arcosa, Inc.	160,080	15,839,916
Armstrong World Industries, Inc.	90,247	17,667,655
Astec Industries, Inc.	84,418	3,907,709
ATI, Inc. *	177,130	13,734,660
Atkore, Inc.	110,931	6,455,075
Atmus Filtration Technologies, Inc.	73,678	3,280,145
Axon Enterprise, Inc. *	2,464	1,841,323
AZZ, Inc.	77,156	8,710,141
BlueLinx Holdings, Inc. *	149,496	12,349,865
BWX Technologies, Inc.	143,828	23,305,889
Chart Industries, Inc. *	53,691	10,703,838
Columbus McKinnon Corp.	207,376	3,106,492
Comfort Systems USA, Inc.	38,328	26,959,149
Construction Partners, Inc., Class A *	50,057	6,001,834
Core & Main, Inc., Class A *	398,339	25,780,500
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Crane Co.	93,346	17,297,014
CSW Industrials, Inc.	14,333	3,920,649
Curtiss-Wright Corp.	28,088	13,430,277
DNOW, Inc. *	789,079	12,625,264
Douglas Dynamics, Inc.	62,128	2,091,850
Ducommun, Inc. *	26,611	2,427,455
DXP Enterprises, Inc. *	21,750	2,716,140
Dycom Industries, Inc. *	86,668	21,881,070
Enerpac Tool Group Corp.	87,196	3,691,879
EnerSys	192,966	19,807,960
Enpro, Inc.	44,291	9,689,542
Esab Corp.	105,701	12,194,724
ESCO Technologies, Inc.	44,732	8,987,106
Everus Construction Group, Inc. *	93,368	7,323,786
Federal Signal Corp.	104,346	12,833,515
Flowserve Corp.	386,598	20,744,849
Franklin Electric Co., Inc.	112,384	10,997,898
FTAI Aviation Ltd.	66,971	10,303,488
Gates Industrial Corp. PLC *	393,736	10,063,892
GATX Corp.	110,941	18,672,480
Gibraltar Industries, Inc. *	140,417	8,788,700
GMS, Inc. *	227,996	25,063,600
GrafTech International Ltd. *	527,528	5,211,973
Granite Construction, Inc.	158,062	17,031,180
Greenbrier Cos., Inc.	227,132	10,591,165
Griffon Corp.	107,237	8,167,170
Hayward Holdings, Inc. *	455,814	7,329,489
HEICO Corp.	66,724	20,819,222
Helios Technologies, Inc.	136,927	7,426,920
Herc Holdings, Inc.	139,759	18,279,080
Hexcel Corp.	264,501	16,703,238
Hillenbrand, Inc.	467,354	11,866,118
Hillman Solutions Corp. *	772,168	7,629,020
Insteel Industries, Inc.	72,486	2,782,013
Janus International Group, Inc. *	257,504	2,665,166
JBT Marel Corp.	87,119	12,483,281
JELD-WEN Holding, Inc. *	1,971,318	12,596,722
Kadant, Inc.	17,763	5,742,423
Kennametal, Inc.	642,518	13,769,161
Kratos Defense & Security Solutions, Inc. *	170,055	11,196,421
Lennox International, Inc.	16,300	9,093,118
Leonardo DRS, Inc.	95,781	3,990,236
Lindsay Corp.	31,860	4,372,148
Manitowoc Co., Inc. *	286,352	2,834,885
Masterbrand, Inc. *	1,095,846	13,928,203
McGrath RentCorp	67,902	8,249,414
Mercury Systems, Inc. *	133,948	9,048,187
Miller Industries, Inc.	37,555	1,580,690
Moog, Inc., Class A	78,103	15,296,473
MRC Global, Inc. *	293,955	4,432,841
MSC Industrial Direct Co., Inc., Class A	140,080	12,639,418
Mueller Water Products, Inc., Class A	338,004	8,909,785
MYR Group, Inc. *	77,183	14,454,060
NEXTracker, Inc., Class A *	37,955	2,552,853
NPK International, Inc. *	216,536	2,251,974
Primoris Services Corp.	198,696	23,555,411
Proto Labs, Inc. *	54,034	2,691,434
Quanex Building Products Corp.	292,881	6,229,579
RBC Bearings, Inc. *	24,153	9,418,704
REV Group, Inc.	184,479	9,816,128
Simpson Manufacturing Co., Inc.	87,286	16,682,100
SiteOne Landscape Supply, Inc. *	123,140	17,638,574
Spirit AeroSystems Holdings, Inc., Class A *	195,440	8,128,350
SPX Technologies, Inc. *	48,263	9,030,490
Standex International Corp.	30,646	6,253,929
Sterling Infrastructure, Inc. *	39,962	11,130,616
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunrun, Inc. *	149,196	2,382,660
Tennant Co.	75,779	6,216,909
Terex Corp.	406,902	20,320,686
Titan International, Inc. *	288,574	2,545,223
Titan Machinery, Inc. *	153,444	3,068,880
Trex Co., Inc. *	195,310	12,036,955
Trinity Industries, Inc.	423,561	12,037,604
Tutor Perini Corp. *	161,638	9,526,944
V2X, Inc. *	36,262	2,085,065
Valmont Industries, Inc.	62,840	23,069,821
Vertiv Holdings Co., Class A	145,613	18,572,938
VSE Corp.	34,001	5,521,762
Wabash National Corp.	684,029	7,585,882
Watts Water Technologies, Inc., Class A	60,244	16,681,564
WillScot Holdings Corp.	172,262	4,175,631
Woodward, Inc.	115,275	28,452,175
Worthington Enterprises, Inc.	180,895	11,902,891
Zurn Elkay Water Solutions Corp.	195,722	8,877,950
		1,171,698,814

Commercial & Professional Services 4.8%
ACCO Brands Corp.	880,450	3,539,409
Alight, Inc., Class A	1,971,955	7,651,185
Amentum Holdings, Inc. *	165,920	4,139,704
Barrett Business Services, Inc.	39,192	1,912,570
Brady Corp., Class A	143,850	11,231,808
BrightView Holdings, Inc. *	206,614	2,975,242
Brink's Co.	149,565	16,757,263
Casella Waste Systems, Inc., Class A *	49,300	4,859,008
CBIZ, Inc. *	93,927	6,062,049
Civeo Corp.	74,843	1,777,521
Clarivate PLC *	968,370	4,212,410
Clean Harbors, Inc. *	86,964	21,063,550
Conduent, Inc. *	2,040,393	5,672,293
CoreCivic, Inc. *	843,229	17,100,684
CSG Systems International, Inc.	129,164	8,287,162
Dayforce, Inc. *	31,664	2,209,197
Deluxe Corp.	294,093	5,781,868
Ennis, Inc.	97,314	1,777,927
Enviri Corp. *	346,780	3,918,614
ExlService Holdings, Inc. *	227,252	9,949,093
Exponent, Inc.	67,027	4,784,387
FTI Consulting, Inc. *	102,969	17,364,692
GEO Group, Inc. *	785,425	16,289,714
Healthcare Services Group, Inc. *	374,118	5,839,982
Heidrick & Struggles International, Inc.	45,237	2,298,492
HNI Corp.	236,247	10,616,940
Huron Consulting Group, Inc. *	40,429	5,537,156
ICF International, Inc.	63,604	6,247,185
Insperity, Inc.	116,871	6,453,617
Interface, Inc.	121,744	3,253,000
Kelly Services, Inc., Class A	621,871	8,849,224
Kforce, Inc.	161,322	5,259,097
Korn Ferry	238,374	17,673,048
Maximus, Inc.	130,837	11,503,189
MillerKnoll, Inc.	645,697	13,630,664
MSA Safety, Inc.	60,379	10,300,657
OPENLANE, Inc. *	534,812	15,466,763
Parsons Corp. *	109,431	8,765,423
Paycom Software, Inc.	45,192	10,265,363
Pitney Bowes, Inc.	240,736	2,917,720
Resources Connection, Inc.	366,724	1,873,960
Rollins, Inc.	291,676	16,491,361
Steelcase, Inc., Class A	955,197	15,989,998
Tetra Tech, Inc.	453,187	16,505,071
TriNet Group, Inc.	153,032	11,082,577
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TrueBlue, Inc. *	670,104	4,000,521
TTEC Holdings, Inc. *	612,397	2,320,985
UL Solutions, Inc., Class A	31,013	1,959,091
UniFirst Corp.	72,712	12,929,648
Veralto Corp.	96,639	10,262,095
Verra Mobility Corp. *	200,552	4,983,717
Vestis Corp.	1,464,376	6,853,280
		429,447,174

Consumer Discretionary Distribution & Retail 4.2%
1-800-Flowers.com, Inc., Class A *(a)	247,469	1,385,826
Abercrombie & Fitch Co., Class A *	142,793	13,355,429
A-Mark Precious Metals, Inc.	314,642	7,365,769
American Eagle Outfitters, Inc.	602,330	7,794,150
America's Car-Mart, Inc. *	35,908	1,609,037
Arko Corp.	289,746	1,448,730
Boot Barn Holdings, Inc. *	59,874	10,643,801
Buckle, Inc.	191,888	10,858,942
Caleres, Inc.	380,412	5,706,180
Camping World Holdings, Inc., Class A	240,891	4,218,001
Coupang, Inc., Class A *	678,478	19,390,901
Designer Brands, Inc., Class A	687,739	2,551,512
Dillard's, Inc., Class A	21,598	11,509,142
Etsy, Inc. *	283,588	15,033,000
Five Below, Inc. *	178,785	25,941,703
Floor & Decor Holdings, Inc., Class A *	159,675	13,080,576
GameStop Corp., Class A *	762,864	17,095,782
Genesco, Inc. *	129,222	4,132,520
Guess?, Inc.	235,722	3,962,487
Haverty Furniture Cos., Inc.	107,672	2,428,004
MarineMax, Inc. *	157,147	4,140,823
Monro, Inc.	220,897	3,662,472
National Vision Holdings, Inc. *	763,191	17,507,602
Ollie's Bargain Outlet Holdings, Inc. *	135,139	17,141,031
OneWater Marine, Inc., Class A *	97,290	1,637,391
Petco Health & Wellness Co., Inc. *	775,032	3,092,378
RH *	59,887	13,514,699
Sally Beauty Holdings, Inc. *	1,370,021	18,988,491
Shoe Carnival, Inc.	98,211	2,052,610
Signet Jewelers Ltd.	120,460	10,606,503
Sleep Number Corp. *	287,656	3,029,018
Sonic Automotive, Inc., Class A	169,900	13,964,081
Stitch Fix, Inc., Class A *	425,892	2,252,969
Upbound Group, Inc.	454,438	11,547,270
Urban Outfitters, Inc. *	403,357	27,057,188
Valvoline, Inc. *	447,896	17,369,407
Victoria's Secret & Co. *	651,994	15,008,902
Wayfair, Inc., Class A *	162,024	12,086,990
Zumiez, Inc. *	186,095	3,198,973
		377,370,290

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	100,292	7,687,382
Beazer Homes USA, Inc. *	178,889	4,500,847
Cavco Industries, Inc. *	24,856	13,185,859
Century Communities, Inc.	267,579	17,628,105
Champion Homes, Inc. *	147,538	11,133,217
Columbia Sportswear Co.	205,346	11,441,879
Crocs, Inc. *	81,361	7,094,679
Ethan Allen Interiors, Inc.	92,981	2,743,869
G-III Apparel Group Ltd. *	489,014	13,203,378
GoPro, Inc., Class A *	3,600,490	5,616,764
Green Brick Partners, Inc. *	101,761	7,106,988
Helen of Troy Ltd. *	332,065	8,152,196
Hooker Furnishings Corp.	139,303	1,391,637
Hovnanian Enterprises, Inc., Class A *	21,338	2,995,002
SECURITY	NUMBER OF SHARES	VALUE ($)
Installed Building Products, Inc.	49,257	12,896,468
iRobot Corp. *	501,873	1,701,349
Kontoor Brands, Inc.	141,470	10,928,558
La-Z-Boy, Inc.	292,562	10,816,017
Levi Strauss & Co., Class A	396,741	8,875,096
LGI Homes, Inc. *	178,508	11,051,430
M/I Homes, Inc. *	68,319	10,060,656
Malibu Boats, Inc., Class A *	101,071	3,355,557
MasterCraft Boat Holdings, Inc. *	94,949	2,083,181
Mattel, Inc. *	577,975	10,576,943
Movado Group, Inc.	103,910	1,898,436
Oxford Industries, Inc.	113,140	4,983,817
Peloton Interactive, Inc., Class A *	489,877	3,723,065
SharkNinja, Inc. *	102,378	11,974,131
Smith & Wesson Brands, Inc.	345,211	2,820,374
Sonos, Inc. *	558,501	7,774,334
Steven Madden Ltd.	419,986	12,196,393
Sturm Ruger & Co., Inc.	91,707	3,179,482
TopBuild Corp. *	32,181	13,540,478
Topgolf Callaway Brands Corp. *	1,083,513	10,358,384
Under Armour, Inc., Class A *	2,480,700	12,403,500
Wolverine World Wide, Inc.	211,438	6,753,330
YETI Holdings, Inc. *	242,924	8,541,208
		296,373,989

Consumer Services 5.5%
ADT, Inc.	1,395,970	12,158,899
Adtalem Global Education, Inc. *	122,848	16,086,946
Airbnb, Inc., Class A *	103,528	13,513,510
BJ's Restaurants, Inc. *	48,279	1,620,243
Bloomin' Brands, Inc.	967,239	7,109,207
Boyd Gaming Corp.	274,243	23,546,504
Bright Horizons Family Solutions, Inc. *	80,279	9,476,133
Brightstar Lottery PLC	836,326	13,916,465
Brinker International, Inc. *	63,757	9,944,817
Cheesecake Factory, Inc.	112,218	6,896,918
Chegg, Inc. *	1,907,755	2,804,400
Choice Hotels International, Inc. (a)	51,133	6,114,484
Churchill Downs, Inc.	97,425	10,105,895
Cracker Barrel Old Country Store, Inc.	340,983	20,397,603
Dave & Buster's Entertainment, Inc. *	225,366	5,785,145
Dine Brands Global, Inc.	99,571	2,384,725
DoorDash, Inc., Class A *	88,751	21,766,183
Frontdoor, Inc. *	118,395	7,192,496
Golden Entertainment, Inc.	136,046	3,383,464
Graham Holdings Co., Class B	17,968	19,514,146
Grand Canyon Education, Inc. *	101,318	20,422,669
H&R Block, Inc.	347,207	17,481,872
Hilton Grand Vacations, Inc. *	311,711	14,812,507
Hyatt Hotels Corp., Class A	61,044	8,807,428
Jack in the Box, Inc.	247,649	4,779,626
Laureate Education, Inc. *	797,499	21,915,273
Light & Wonder, Inc. *	162,366	15,013,984
Matthews International Corp., Class A	140,565	3,453,682
Papa John's International, Inc.	85,711	4,174,983
Perdoceo Education Corp.	244,754	8,013,246
Planet Fitness, Inc., Class A *	95,229	9,979,999
Red Rock Resorts, Inc., Class A	146,506	9,064,326
Royal Caribbean Cruises Ltd.	47,282	17,173,768
Sabre Corp. *	720,019	1,288,834
Six Flags Entertainment Corp. *	86,625	1,965,521
Strategic Education, Inc.	96,496	7,849,950
Stride, Inc. *	69,448	11,333,219
Texas Roadhouse, Inc.	61,053	10,534,695
Travel & Leisure Co.	435,014	27,497,235
United Parks & Resorts, Inc. *	140,254	7,374,555
Wendy's Co.	842,736	8,941,429
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wingstop, Inc.	11,982	3,931,534
Wyndham Hotels & Resorts, Inc.	211,816	18,345,384
Wynn Resorts Ltd.	159,165	20,174,164
		488,048,066

Consumer Staples Distribution & Retail 0.9%
Andersons, Inc.	252,401	10,323,201
Chefs' Warehouse, Inc. *	87,889	5,549,311
Grocery Outlet Holding Corp. *	651,635	11,801,110
Ingles Markets, Inc., Class A	301,165	20,385,859
Maplebear, Inc. *	38,331	1,662,416
PriceSmart, Inc.	169,421	18,172,096
Village Super Market, Inc., Class A	58,822	2,134,062
Weis Markets, Inc.	209,001	14,974,922
		85,002,977

Energy 4.4%
Antero Midstream Corp.	640,213	11,389,389
Archrock, Inc.	443,035	10,969,547
Berry Corp.	937,858	3,132,446
Bristow Group, Inc. *	58,814	2,264,927
Cactus, Inc., Class A	93,733	3,932,099
California Resources Corp.	164,449	8,169,826
Chord Energy Corp.	72,055	7,918,124
Civitas Resources, Inc.	183,198	6,738,022
CNX Resources Corp. *	346,842	10,127,786
Comstock Resources, Inc. *	400,046	6,452,742
Core Laboratories, Inc.	106,756	1,228,762
Core Natural Resources, Inc.	160,984	11,954,672
Crescent Energy Co., Class A	746,576	7,122,335
CVR Energy, Inc. *	451,766	13,774,345
Delek U.S. Holdings, Inc.	520,714	14,428,985
Dorian LPG Ltd.	225,556	7,213,281
DT Midstream, Inc.	159,517	16,618,481
Expro Group Holdings NV *	393,235	4,903,641
Green Plains, Inc. *	1,251,952	13,909,187
Gulfport Energy Corp. *	34,903	6,074,169
Helix Energy Solutions Group, Inc. *	709,050	4,672,640
Helmerich & Payne, Inc.	282,380	5,898,918
International Seaways, Inc.	181,060	8,223,745
Kodiak Gas Services, Inc.	47,071	1,684,671
Kosmos Energy Ltd. *	4,165,553	7,456,340
Liberty Energy, Inc.	1,081,218	12,163,703
Magnolia Oil & Gas Corp., Class A	539,526	13,423,407
Matador Resources Co.	177,992	8,963,677
Nabors Industries Ltd. *	156,712	5,842,223
New Fortress Energy, Inc. (a)	415,534	1,022,214
Noble Corp. PLC	284,272	8,192,719
Northern Oil & Gas, Inc.	278,634	7,289,065
Oceaneering International, Inc. *	267,560	6,528,464
Oil States International, Inc. *	378,835	2,121,476
Par Pacific Holdings, Inc. *	643,846	22,302,825
Patterson-UTI Energy, Inc.	1,201,140	6,978,623
Permian Resources Corp.	805,823	11,515,211
ProPetro Holding Corp. *	641,266	3,270,457
Range Resources Corp.	250,772	8,593,956
REX American Resources Corp. *	43,481	2,720,606
RPC, Inc.	798,533	3,809,002
Select Water Solutions, Inc.	278,593	2,373,612
Summit Midstream Corp. *	56,703	1,305,303
Talos Energy, Inc. *	944,944	9,336,047
TechnipFMC PLC	433,297	15,927,998
Texas Pacific Land Corp.	7,887	7,362,357
Tidewater, Inc. *	39,814	2,396,803
Transocean Ltd. *	2,001,573	6,064,766
Valaris Ltd. *	113,757	5,650,310
SECURITY	NUMBER OF SHARES	VALUE ($)
Vital Energy, Inc. *	383,534	6,834,576
W&T Offshore, Inc. (a)	976,802	1,777,780
Weatherford International PLC	156,827	9,990,664
		390,016,924

Equity Real Estate Investment Trusts (REITs) 7.4%
Acadia Realty Trust	217,929	4,360,759
Agree Realty Corp.	90,418	6,577,005
Alexander & Baldwin, Inc.	298,107	5,765,389
American Assets Trust, Inc.	204,714	4,278,523
American Healthcare REIT, Inc.	84,174	3,601,806
American Homes 4 Rent, Class A	466,360	16,705,015
Americold Realty Trust, Inc.	912,487	13,176,312
Apple Hospitality REIT, Inc.	953,081	12,447,238
Brandywine Realty Trust	986,251	4,201,429
Brixmor Property Group, Inc.	361,006	10,104,558
Broadstone Net Lease, Inc.	416,894	7,750,060
CareTrust REIT, Inc.	136,929	4,711,727
Centerspace	26,968	1,604,596
COPT Defense Properties	369,955	10,647,305
Cousins Properties, Inc.	498,589	14,703,390
CubeSmart	359,360	14,705,011
Curbline Properties Corp.	82,436	1,857,283
DiamondRock Hospitality Co.	935,500	8,007,880
Diversified Healthcare Trust	1,522,110	5,799,239
Douglas Emmett, Inc.	888,915	14,409,312
Easterly Government Properties, Inc.	170,707	3,907,483
EastGroup Properties, Inc.	49,328	8,364,056
Elme Communities	280,796	4,795,996
Empire State Realty Trust, Inc., Class A	788,471	6,031,803
EPR Properties	251,545	13,646,316
Equity LifeStyle Properties, Inc.	249,177	15,022,881
Essential Properties Realty Trust, Inc.	147,142	4,608,487
Federal Realty Investment Trust	184,676	18,569,172
First Industrial Realty Trust, Inc.	196,645	10,343,527
Four Corners Property Trust, Inc.	142,792	3,696,885
Global Net Lease, Inc.	828,573	6,520,870
Healthcare Realty Trust, Inc.	1,049,088	18,233,149
Highwoods Properties, Inc.	491,145	15,485,802
Hudson Pacific Properties, Inc. *	3,739,125	10,506,941
Independence Realty Trust, Inc.	318,562	5,769,158
Innovative Industrial Properties, Inc.	30,386	1,721,671
InvenTrust Properties Corp.	170,744	5,083,049
JBG SMITH Properties	719,310	15,422,006
Kilroy Realty Corp.	520,254	21,637,364
Kite Realty Group Trust	383,848	8,759,411
Lineage, Inc.	63,923	2,679,013
LTC Properties, Inc.	103,580	3,780,670
LXP Industrial Trust	932,965	8,471,322
Macerich Co.	916,721	16,867,666
Medical Properties Trust, Inc. (a)	1,882,759	8,472,416
National Health Investors, Inc.	84,872	6,644,629
National Storage Affiliates Trust	137,520	4,432,270
NNN REIT, Inc.	351,285	15,073,639
Omega Healthcare Investors, Inc.	496,966	21,155,843
Outfront Media, Inc.	646,075	12,068,681
Paramount Group, Inc. *	833,771	6,003,151
Park Hotels & Resorts, Inc.	715,313	8,412,081
Peakstone Realty Trust	274,436	3,490,826
Pebblebrook Hotel Trust	690,634	7,693,663
Phillips Edison & Co., Inc.	245,070	8,624,013
Piedmont Realty Trust, Inc., Class A	697,298	5,906,114
PotlatchDeltic Corp.	416,579	17,508,815
Rayonier, Inc.	475,332	12,491,725
Rexford Industrial Realty, Inc.	239,045	9,898,853
RLJ Lodging Trust	1,241,297	9,557,987
Ryman Hospitality Properties, Inc.	79,951	7,898,359
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sabra Health Care REIT, Inc.	717,581	13,712,973
Service Properties Trust (b)	4,943,290	13,346,883
Sila Realty Trust, Inc.	65,634	1,636,912
SITE Centers Corp.	51,900	637,332
SL Green Realty Corp.	289,259	16,455,945
STAG Industrial, Inc.	318,618	11,741,073
Summit Hotel Properties, Inc.	302,241	1,656,281
Sunstone Hotel Investors, Inc.	901,326	8,544,571
Tanger, Inc.	224,058	7,658,302
Terreno Realty Corp.	82,138	4,745,112
Urban Edge Properties	350,562	7,253,128
Veris Residential, Inc.	227,631	3,580,636
Xenia Hotels & Resorts, Inc.	563,152	7,957,338
		659,598,086

Financial Services 7.4%
Acadian Asset Management, Inc.	95,458	4,865,494
AGNC Investment Corp.	870,782	8,498,832
Apollo Commercial Real Estate Finance, Inc.	866,754	9,178,925
Apollo Global Management, Inc.	79,914	10,886,684
Arbor Realty Trust, Inc. (a)	769,225	9,184,547
ARES Management Corp., Class A	87,794	15,732,685
Artisan Partners Asset Management, Inc., Class A	294,537	13,781,386
B Riley Financial, Inc. *(a)	503,495	2,771,740
BGC Group, Inc., Class A	783,109	7,682,299
Blackstone Mortgage Trust, Inc., Class A	788,643	15,425,857
BrightSpire Capital, Inc.	457,035	2,650,803
Chimera Investment Corp.	855,537	12,122,959
Claros Mortgage Trust, Inc.	1,559,454	5,769,980
Cohen & Steers, Inc.	55,948	4,132,319
Coinbase Global, Inc., Class A *	26,660	8,119,036
Credit Acceptance Corp. *	27,659	14,236,917
DigitalBridge Group, Inc.	1,216,298	13,877,960
Donnelley Financial Solutions, Inc. *	106,562	6,049,525
Enact Holdings, Inc.	45,742	1,722,186
Encore Capital Group, Inc. *	227,319	9,511,027
Enova International, Inc. *	116,324	14,110,101
Essent Group Ltd.	264,651	16,604,204
Euronet Worldwide, Inc. *	164,364	15,317,081
EZCORP, Inc., Class A *	134,841	2,247,800
FactSet Research Systems, Inc.	41,417	15,461,795
Federal Agricultural Mortgage Corp., Class C	20,171	4,227,237
Federated Hermes, Inc.	422,881	22,454,981
FirstCash Holdings, Inc.	128,894	18,982,219
Franklin BSP Realty Trust, Inc.	398,869	4,606,937
Green Dot Corp., Class A *	208,557	2,903,114
Hamilton Lane, Inc., Class A	12,102	1,867,823
Houlihan Lokey, Inc.	81,613	16,261,390
Interactive Brokers Group, Inc., Class A	181,678	11,307,639
Janus Henderson Group PLC	227,453	10,080,717
KKR Real Estate Finance Trust, Inc.	196,418	1,891,505
Ladder Capital Corp.	530,110	6,159,878
LendingClub Corp. *	151,852	2,608,817
loanDepot, Inc., Class A *	1,129,416	2,416,950
MarketAxess Holdings, Inc.	50,411	9,267,558
MFA Financial, Inc.	671,432	6,848,606
Moelis & Co., Class A	222,807	16,066,613
Morningstar, Inc.	27,432	7,198,706
Mr. Cooper Group, Inc. *	183,237	34,545,672
Navient Corp.	698,325	9,574,036
NCR Atleos Corp. *	283,370	11,227,119
SECURITY	NUMBER OF SHARES	VALUE ($)
Nelnet, Inc., Class A	45,717	5,879,663
New York Mortgage Trust, Inc.	405,986	2,931,219
NMI Holdings, Inc., Class A *	161,615	6,359,550
Oppenheimer Holdings, Inc., Class A	31,723	2,302,138
Paysafe Ltd. *	122,836	1,733,216
PennyMac Financial Services, Inc.	154,035	16,959,254
PennyMac Mortgage Investment Trust	577,679	7,111,229
Piper Sandler Cos.	37,304	12,451,702
PJT Partners, Inc., Class A	27,633	4,946,307
PRA Group, Inc. *	156,226	2,669,902
PROG Holdings, Inc.	195,934	6,904,714
Radian Group, Inc.	594,931	20,751,193
Ready Capital Corp. (a)	948,876	4,042,212
Redwood Trust, Inc.	360,939	2,208,947
Regional Management Corp.	58,911	2,582,658
Rocket Cos., Inc., Class A (a)	392,342	6,971,917
Shift4 Payments, Inc., Class A *	14,908	1,348,130
Stifel Financial Corp.	206,950	23,859,266
Toast, Inc., Class A *	175,432	7,911,983
TPG RE Finance Trust, Inc.	210,874	1,971,672
TPG, Inc.	122,244	7,377,425
Tradeweb Markets, Inc., Class A	61,691	7,610,202
Two Harbors Investment Corp.	419,614	4,196,140
Victory Capital Holdings, Inc., Class A	101,082	7,205,125
Virtu Financial, Inc., Class A	421,441	17,666,807
Virtus Investment Partners, Inc.	32,109	6,467,716
Walker & Dunlop, Inc.	138,385	11,769,644
WEX, Inc. *	94,270	16,153,165
World Acceptance Corp. *	12,906	2,212,476
		662,995,231

Food, Beverage & Tobacco 2.0%
B&G Foods, Inc.	948,636	4,278,348
Boston Beer Co., Inc., Class A *	37,832	8,364,277
Calavo Growers, Inc.	94,722	2,590,647
Cal-Maine Foods, Inc.	174,571	20,187,391
Coca-Cola Consolidated, Inc.	100,809	11,818,847
Fresh Del Monte Produce, Inc.	584,637	21,210,630
Hain Celestial Group, Inc. *	1,837,586	3,307,655
J&J Snack Foods Corp.	41,139	4,589,878
John B Sanfilippo & Son, Inc.	65,094	4,224,601
Marzetti Co.	55,090	10,059,434
MGP Ingredients, Inc.	46,776	1,383,166
Nomad Foods Ltd.	924,850	14,372,169
Pilgrim's Pride Corp.	175,500	7,800,975
Seaboard Corp.	4,557	18,087,644
Seneca Foods Corp., Class A *	27,034	3,060,249
Simply Good Foods Co. *	178,629	5,114,148
TreeHouse Foods, Inc. *	455,436	8,352,696
Universal Corp.	263,261	14,729,453
WK Kellogg Co.	564,605	12,940,747
		176,472,955

Health Care Equipment & Services 4.1%
Acadia Healthcare Co., Inc. *	454,445	10,434,057
AdaptHealth Corp. *	513,827	4,876,218
Addus HomeCare Corp. *	42,160	4,855,567
agilon health, Inc. *	2,011,664	2,574,930
AMN Healthcare Services, Inc. *	292,600	6,080,228
Astrana Health, Inc. *	113,960	3,642,162
Avanos Medical, Inc. *	176,471	2,107,064
BrightSpring Health Services, Inc. *	76,706	1,817,165
Brookdale Senior Living, Inc. *	1,126,404	8,673,311
Chemed Corp.	36,454	16,694,109
Claritev Corp. *	107,454	7,404,655
Clover Health Investments Corp. *	389,160	1,019,599
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Concentra Group Holdings Parent, Inc.	548,796	13,061,345
CONMED Corp.	95,963	5,216,549
Cross Country Healthcare, Inc. *	252,605	3,379,855
Dexcom, Inc. *	209,439	15,779,134
Embecta Corp.	283,443	4,104,255
Enhabit, Inc. *	261,815	2,063,102
Enovis Corp. *	295,214	9,122,113
Ensign Group, Inc.	85,613	14,706,601
Envista Holdings Corp. *	998,921	21,157,147
Evolent Health, Inc., Class A *	206,474	1,992,474
Fulgent Genetics, Inc. *	104,720	2,321,642
Globus Medical, Inc., Class A *	126,137	7,728,414
Haemonetics Corp. *	120,700	6,582,978
HealthEquity, Inc. *	64,868	5,794,658
ICU Medical, Inc. *	59,069	7,540,749
Insulet Corp. *	16,214	5,510,814
Integer Holdings Corp. *	68,009	7,336,131
Integra LifeSciences Holdings Corp. *	530,846	8,031,700
Lantheus Holdings, Inc. *	27,384	1,503,382
LivaNova PLC *	105,203	5,930,293
Masimo Corp. *	80,078	11,187,697
Merit Medical Systems, Inc. *	73,201	6,627,619
National HealthCare Corp.	57,456	6,520,107
Neogen Corp. *	464,654	2,671,760
OmniAb, Inc., Class A *(c)	9,356	0
OmniAb, Inc., Class B *(c)	9,356	0
Omnicell, Inc. *	157,186	5,122,692
Option Care Health, Inc. *	496,928	14,251,895
Owens & Minor, Inc. *	1,915,882	9,387,822
Pediatrix Medical Group, Inc. *	326,681	5,622,180
Penumbra, Inc. *	17,900	4,880,256
Premier, Inc., Class A	918,315	23,784,358
Privia Health Group, Inc. *	177,025	4,078,656
QuidelOrtho Corp. *	196,214	5,629,380
RadNet, Inc. *	32,048	2,299,764
Select Medical Holdings Corp.	522,329	6,795,500
Surgery Partners, Inc. *	225,653	5,120,067
Teladoc Health, Inc. *	851,677	6,583,463
Varex Imaging Corp. *	209,512	2,419,864
Veeva Systems, Inc., Class A *	66,466	17,892,647
Waystar Holding Corp. *	36,065	1,366,142
Zimvie, Inc. *	296,602	5,599,846
		366,884,116

Household & Personal Products 1.2%
BellRing Brands, Inc. *	56,999	2,339,809
Central Garden & Pet Co. *	43,809	1,595,962
Central Garden & Pet Co., Class A *	349,817	11,554,456
Coty, Inc., Class A *	1,446,002	6,188,889
Edgewell Personal Care Co.	371,820	8,931,116
elf Beauty, Inc. *	23,437	2,929,625
Energizer Holdings, Inc.	365,823	10,082,082
Herbalife Ltd. *	1,791,347	17,519,374
Interparfums, Inc.	30,109	3,460,728
Medifast, Inc. *	270,103	3,789,545
Nu Skin Enterprises, Inc., Class A	1,014,357	12,344,725
Reynolds Consumer Products, Inc.	235,911	5,475,494
Spectrum Brands Holdings, Inc.	251,464	14,330,933
USANA Health Sciences, Inc. *	94,066	3,001,646
WD-40 Co.	18,900	4,083,156
		107,627,540

Insurance 1.4%
AMERISAFE, Inc.	45,162	2,085,581
Brighthouse Financial, Inc. *	60,952	2,880,591
CNA Financial Corp.	95,160	4,715,178
SECURITY	NUMBER OF SHARES	VALUE ($)
Employers Holdings, Inc.	139,426	6,031,569
Erie Indemnity Co., Class A	30,120	10,673,926
Hanover Insurance Group, Inc.	55,345	9,601,251
Horace Mann Educators Corp.	138,404	6,363,816
Kemper Corp.	270,795	14,528,152
Kinsale Capital Group, Inc.	8,853	4,049,805
Mercury General Corp.	109,098	8,436,548
ProAssurance Corp. *	85,565	2,037,303
RLI Corp.	156,947	10,630,020
Safety Insurance Group, Inc.	78,410	5,803,124
Selective Insurance Group, Inc.	163,865	12,819,159
Stewart Information Services Corp.	210,798	15,354,526
White Mountains Insurance Group Ltd.	7,431	13,600,067
		129,610,616

Materials 5.3%
AdvanSix, Inc.	146,349	3,140,650
Alpha Metallurgical Resources, Inc. *	38,430	5,733,372
Ardagh Metal Packaging SA	500,347	1,846,280
Ashland, Inc.	125,169	7,028,239
Avient Corp.	389,511	14,567,711
Balchem Corp.	44,770	7,256,769
Cabot Corp.	198,523	16,191,536
Carpenter Technology Corp.	62,893	15,149,666
Clearwater Paper Corp. *	146,343	3,156,619
Coeur Mining, Inc. *	663,539	8,725,538
Compass Minerals International, Inc. *	238,940	4,551,807
Ecovyst, Inc. *	1,068,386	9,711,629
Element Solutions, Inc.	668,188	17,185,795
Ferroglobe PLC	535,175	2,237,032
Greif, Inc., Class A	270,043	17,636,508
Hawkins, Inc.	39,110	6,544,276
HB Fuller Co.	250,045	15,265,247
Hecla Mining Co.	1,242,918	10,577,232
Ingevity Corp. *	274,701	16,037,044
Innospec, Inc.	107,438	9,410,494
Kaiser Aluminum Corp.	123,211	9,594,441
Knife River Corp. *	147,797	11,971,557
Koppers Holdings, Inc.	208,189	6,033,317
LSB Industries, Inc. *	220,530	1,834,810
Magnera Corp. *	91,421	1,133,620
Materion Corp.	73,894	8,187,455
Mativ Holdings, Inc.	557,017	7,001,704
Metallus, Inc. *	236,301	3,882,426
Minerals Technologies, Inc.	183,663	12,020,743
MP Materials Corp. *	141,873	10,092,845
Myers Industries, Inc.	163,954	2,744,590
NewMarket Corp.	25,704	21,256,180
Olympic Steel, Inc.	119,569	4,030,671
Orion SA	516,916	5,453,464
Perimeter Solutions, Inc. *	13,057	292,346
Quaker Chemical Corp.	52,177	7,569,317
Rayonier Advanced Materials, Inc. *	619,162	3,448,732
Royal Gold, Inc.	70,362	12,635,608
Ryerson Holding Corp.	754,457	17,201,620
Scotts Miracle-Gro Co.	198,170	12,131,967
Sensient Technologies Corp.	145,554	16,514,557
Silgan Holdings, Inc.	373,256	17,513,172
Southern Copper Corp.	187,793	18,045,080
Stepan Co.	197,342	9,873,020
SunCoke Energy, Inc.	473,873	3,658,300
Sylvamo Corp.	192,718	8,890,081
Tredegar Corp. *	204,650	1,602,410
TriMas Corp.	230,576	8,916,374
Trinseo PLC	699,692	1,679,261
Tronox Holdings PLC	1,968,073	8,423,353
Warrior Met Coal, Inc.	328,888	20,108,212
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Worthington Steel, Inc.	212,602	7,079,647
		472,774,324

Media & Entertainment 3.3%
Advantage Solutions, Inc. *	994,291	1,809,610
AMC Entertainment Holdings, Inc., Class A *	410,448	1,153,359
AMC Networks, Inc., Class A *	721,194	5,091,630
Angi, Inc. *	105,851	1,875,680
Cable One, Inc.	48,294	7,798,515
Cargurus, Inc. *	185,976	6,434,770
Cars.com, Inc. *	284,750	3,715,988
Cinemark Holdings, Inc.	193,911	5,002,904
Clear Channel Outdoor Holdings, Inc. *	1,500,133	1,860,165
EchoStar Corp., Class A *	482,261	29,798,907
EW Scripps Co., Class A *	1,924,126	5,753,137
Gannett Co., Inc. *	800,065	3,288,267
Gray Media, Inc.	1,802,324	11,048,246
IAC, Inc. *	272,770	9,988,837
iHeartMedia, Inc., Class A *	2,711,348	5,775,171
John Wiley & Sons, Inc., Class A	230,103	9,337,580
Liberty Broadband Corp., Class C *	99,190	6,036,703
Liberty Media Corp.-Liberty Formula One, Class C *	181,535	18,135,347
Lionsgate Studios Corp. *	387,596	2,492,242
Live Nation Entertainment, Inc. *	35,472	5,905,733
Match Group, Inc.	553,063	20,651,372
New York Times Co., Class A	287,133	17,182,039
Pinterest, Inc., Class A *	344,013	12,601,196
Roku, Inc. *	121,211	11,704,134
Scholastic Corp.	344,135	8,830,504
Shutterstock, Inc.	151,025	3,160,953
Sinclair, Inc.	624,184	9,031,942
Sirius XM Holdings, Inc.	80,334	1,899,096
Snap, Inc., Class A *	766,109	5,470,018
Starz Entertainment Corp. *	25,683	327,972
Thryv Holdings, Inc. *	198,795	2,556,504
TKO Group Holdings, Inc.	30,720	5,823,283
Trade Desk, Inc., Class A *	73,946	4,041,888
TripAdvisor, Inc. *	440,603	7,675,304
Warner Music Group Corp., Class A	144,512	4,819,475
WideOpenWest, Inc. *	367,233	1,869,216
Yelp, Inc. *	374,604	11,844,979
Ziff Davis, Inc. *	336,509	12,858,009
ZoomInfo Technologies, Inc. *	573,280	6,248,752
		290,899,427

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Amneal Pharmaceuticals, Inc. *	221,894	2,121,307
Azenta, Inc. *	117,215	3,579,746
BioMarin Pharmaceutical, Inc. *	187,601	10,931,510
Bio-Rad Laboratories, Inc., Class A *	57,913	17,251,124
Bio-Techne Corp.	173,149	9,459,130
Bruker Corp.	239,222	8,128,764
Charles River Laboratories International, Inc. *	56,520	9,230,281
Collegium Pharmaceutical, Inc. *	51,047	1,980,624
Corcept Therapeutics, Inc. *	99,461	6,934,421
Elanco Animal Health, Inc. *	830,385	15,237,565
Emergent BioSolutions, Inc. *	539,886	4,481,054
Exact Sciences Corp. *	103,663	4,915,699
Exelixis, Inc. *	403,806	15,110,421
Fortrea Holdings, Inc. *	864,421	8,514,547
Halozyme Therapeutics, Inc. *	110,602	8,090,536
Incyte Corp. *	286,507	24,241,357
Innoviva, Inc. *	133,210	2,721,480
SECURITY	NUMBER OF SHARES	VALUE ($)
Ironwood Pharmaceuticals, Inc. *	2,169,078	2,863,183
Jazz Pharmaceuticals PLC *	101,330	12,944,907
Medpace Holdings, Inc. *	16,577	7,882,529
Myriad Genetics, Inc. *	343,482	2,187,980
Neurocrine Biosciences, Inc. *	78,047	10,895,361
Pacira BioSciences, Inc. *	72,916	1,944,670
Prestige Consumer Healthcare, Inc. *	114,467	7,788,335
Repligen Corp. *	35,271	4,314,349
Royalty Pharma PLC, Class A	678,458	24,410,919
Sotera Health Co. *	136,419	2,233,179
Supernus Pharmaceuticals, Inc. *	132,297	5,969,241
United Therapeutics Corp. *	30,404	9,265,923
Vir Biotechnology, Inc. *	260,335	1,286,055
		246,916,197

Real Estate Management & Development 1.7%
Anywhere Real Estate, Inc. *	2,229,801	13,624,084
Compass, Inc., Class A *	1,881,466	17,083,711
CoStar Group, Inc. *	253,250	22,663,342
Cushman & Wakefield PLC *	715,272	11,279,839
eXp World Holdings, Inc.	884,708	9,581,388
Howard Hughes Holdings, Inc. *	36,155	2,757,542
Kennedy-Wilson Holdings, Inc.	727,016	6,397,741
Marcus & Millichap, Inc.	129,808	4,230,443
Newmark Group, Inc., Class A	565,253	10,293,257
Opendoor Technologies, Inc. *(a)	7,288,086	32,431,983
Zillow Group, Inc., Class C *	238,786	20,132,048
		150,475,378

Semiconductors & Semiconductor Equipment 2.7%
Allegro MicroSystems, Inc. *	96,967	2,991,432
Alpha & Omega Semiconductor Ltd. *	58,375	1,679,449
Amkor Technology, Inc.	823,412	19,918,336
Axcelis Technologies, Inc. *	82,508	6,603,940
Cirrus Logic, Inc. *	166,620	19,026,338
Cohu, Inc. *	253,446	5,043,575
Diodes, Inc. *	265,121	14,431,862
Enphase Energy, Inc. *	152,474	5,748,270
Entegris, Inc.	186,469	15,614,914
First Solar, Inc. *	57,134	11,151,985
FormFactor, Inc. *	168,373	4,914,808
GLOBALFOUNDRIES, Inc. *	218,554	7,297,518
Ichor Holdings Ltd. *	190,642	3,212,318
Lattice Semiconductor Corp. *	114,746	7,616,839
MACOM Technology Solutions Holdings, Inc. *	15,171	1,944,164
MaxLinear, Inc. *	328,638	5,166,189
MKS, Inc.	100,887	10,425,663
Monolithic Power Systems, Inc.	19,997	16,712,693
Onto Innovation, Inc. *	50,904	5,395,824
Penguin Solutions, Inc. *	230,036	5,550,769
Photronics, Inc. *	318,146	7,212,370
Power Integrations, Inc.	156,986	7,080,069
Rambus, Inc. *	88,392	6,520,678
Semtech Corp. *	132,476	7,695,531
Silicon Laboratories, Inc. *	126,068	16,937,236
Synaptics, Inc. *	127,540	8,909,944
Ultra Clean Holdings, Inc. *	261,168	6,273,255
Universal Display Corp.	47,150	6,534,518
		237,610,487

Software & Services 3.8%
ACI Worldwide, Inc. *	213,795	10,550,783
Alarm.com Holdings, Inc. *	65,197	3,822,500
AppLovin Corp., Class A *	35,274	16,881,784
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bentley Systems, Inc., Class B	71,677	3,988,825
Blackbaud, Inc. *	70,207	4,683,509
CCC Intelligent Solutions Holdings, Inc. *	246,931	2,444,617
Commvault Systems, Inc. *	43,838	8,182,143
Consensus Cloud Solutions, Inc. *	61,015	1,621,169
Crowdstrike Holdings, Inc., Class A *	4,947	2,096,044
Datadog, Inc., Class A *	13,539	1,850,510
DigitalOcean Holdings, Inc. *	46,579	1,519,407
Docusign, Inc. *	21,210	1,625,959
Dolby Laboratories, Inc., Class A	184,298	13,210,481
Dropbox, Inc., Class A *	671,329	19,508,821
Dynatrace, Inc. *	89,887	4,548,282
Fair Isaac Corp. *	8,963	13,638,459
Globant SA *	28,580	1,922,291
Guidewire Software, Inc. *	28,243	6,129,296
HubSpot, Inc. *	2,478	1,197,295
InterDigital, Inc.	39,242	10,662,444
LiveRamp Holdings, Inc. *	292,093	8,155,237
Manhattan Associates, Inc. *	37,581	8,096,451
NCR Voyix Corp. *	1,089,527	14,359,966
Okta, Inc. *	60,643	5,625,851
Palantir Technologies, Inc., Class A *	106,243	16,649,340
Progress Software Corp. *	84,348	3,904,469
PTC, Inc. *	68,143	14,548,530
Qualys, Inc. *	49,665	6,745,004
RingCentral, Inc., Class A *	110,822	3,381,179
ServiceNow, Inc. *	13,345	12,243,504
Snowflake, Inc., Class A *	32,944	7,862,415
SPS Commerce, Inc. *	22,201	2,448,770
Teradata Corp. *	543,382	11,400,154
Twilio, Inc., Class A *	151,024	15,949,645
Tyler Technologies, Inc. *	18,375	10,342,920
Unisys Corp. *	337,973	1,321,474
Unity Software, Inc. *	213,447	8,411,946
Verint Systems, Inc. *	174,766	3,563,479
VeriSign, Inc.	95,490	26,104,101
Workday, Inc., Class A *	57,329	13,232,680
Zoom Communications, Inc., Class A *	137,924	11,229,772
		335,661,506

Technology Hardware & Equipment 4.6%
Advanced Energy Industries, Inc.	88,923	13,309,995
Badger Meter, Inc.	23,916	4,374,715
Belden, Inc.	110,783	14,423,947
Benchmark Electronics, Inc.	291,852	11,846,273
Calix, Inc. *	110,085	6,544,553
Cognex Corp.	405,569	17,820,702
Coherent Corp. *	103,745	9,385,810
CommScope Holding Co., Inc. *	1,636,512	26,249,652
Crane NXT Co.	123,161	7,356,406
CTS Corp.	100,370	4,264,721
ePlus, Inc.	122,710	8,880,523
Ingram Micro Holding Corp.	152,436	2,983,172
IPG Photonics Corp. *	175,479	14,357,692
Itron, Inc. *	97,099	11,937,351
Kimball Electronics, Inc. *	144,846	4,181,704
Knowles Corp. *	374,442	7,994,337
Littelfuse, Inc.	74,853	19,449,055
Lumentum Holdings, Inc. *	223,320	29,659,129
Methode Electronics, Inc.	386,859	2,990,420
NETGEAR, Inc. *	88,845	2,413,919
NetScout Systems, Inc. *	409,811	10,200,196
Novanta, Inc. *	31,228	3,635,251
OSI Systems, Inc. *	44,387	10,211,229
PC Connection, Inc.	107,002	6,870,598
Plexus Corp. *	111,326	15,252,775
SECURITY	NUMBER OF SHARES	VALUE ($)
Pure Storage, Inc., Class A *	110,838	8,602,137
Rogers Corp. *	84,657	6,642,188
ScanSource, Inc. *	136,867	5,974,245
Super Micro Computer, Inc. *	467,464	19,418,455
TTM Technologies, Inc. *	578,396	25,779,110
Viasat, Inc. *	1,317,735	42,602,373
Viavi Solutions, Inc. *	940,243	10,605,941
Vishay Intertechnology, Inc.	633,299	9,790,802
Vontier Corp.	428,257	18,376,508
		414,385,884

Telecommunication Services 0.5%
Array Digital Infrastructure, Inc.	74,245	3,996,608
Cogent Communications Holdings, Inc.	93,367	3,569,420
GCI Liberty, Inc. *(c)	31,423	0
GCI Liberty, Inc., Class C *	19,712	722,248
IDT Corp., Class B	33,860	2,169,410
IHS Holding Ltd. *	631,154	4,575,866
Iridium Communications, Inc.	316,222	7,870,766
Liberty Latin America Ltd., Class C *	1,319,055	10,869,013
Shenandoah Telecommunications Co.	159,406	2,112,130
Uniti Group, Inc.	1,655,446	10,429,310
		46,314,771

Transportation 2.4%
Allegiant Travel Co. *	139,257	8,725,844
American Airlines Group, Inc. *	621,774	8,313,118
ArcBest Corp.	202,536	14,939,055
Covenant Logistics Group, Inc., Class A	65,586	1,582,590
Forward Air Corp. *	321,078	9,641,972
Genco Shipping & Trading Ltd.	196,402	3,307,410
Global Ship Lease, Inc., Class A	114,136	3,429,787
Heartland Express, Inc.	390,718	3,356,268
JetBlue Airways Corp. *	2,903,399	15,533,185
Kirby Corp. *	139,402	13,549,874
Lyft, Inc., Class A *	155,883	2,528,422
Marten Transport Ltd.	451,281	5,343,167
RXO, Inc. *	603,773	9,859,613
Saia, Inc. *	48,605	14,409,438
Schneider National, Inc., Class B	340,355	8,413,576
SkyWest, Inc. *	195,184	23,695,338
Southwest Airlines Co.	231,188	7,606,085
Sun Country Airlines Holdings, Inc. *	112,986	1,497,065
United Airlines Holdings, Inc. *	271,247	28,480,935
Werner Enterprises, Inc.	316,124	9,120,177
XPO, Inc. *	143,123	18,563,053
		211,895,972

Utilities 3.3%
ALLETE, Inc.	228,221	14,640,377
American States Water Co.	70,800	5,276,724
Avista Corp.	386,746	14,131,699
Black Hills Corp.	341,662	20,434,804
California Water Service Group	144,103	6,762,754
Chesapeake Utilities Corp.	46,158	5,704,206
Clearway Energy, Inc., Class C	334,037	9,957,643
Essential Utilities, Inc.	299,008	11,813,806
H2O America	94,621	4,766,060
Hawaiian Electric Industries, Inc. *	1,593,967	20,657,812
IDACORP, Inc.	151,248	18,921,125
MDU Resources Group, Inc.	333,846	5,438,351
MGE Energy, Inc.	75,529	6,431,294
New Jersey Resources Corp.	336,886	15,931,339
Northwest Natural Holding Co.	194,768	8,088,715
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Northwestern Energy Group, Inc.	279,533	16,075,943
ONE Gas, Inc.	236,084	18,060,426
Ormat Technologies, Inc.	115,068	10,573,599
Otter Tail Corp.	131,271	11,025,451
Southwest Gas Holdings, Inc.	286,696	22,901,277
Spire, Inc.	249,547	19,115,300
Talen Energy Corp. *	19,529	7,399,929
TXNM Energy, Inc.	361,824	20,493,711
Unitil Corp.	31,177	1,464,072
		296,066,417
Total Common Stocks (Cost $7,606,104,535)		8,918,939,486

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	4,723,800	4,723,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	61,701,766	61,701,766
		66,425,566
Total Short-Term Investments (Cost $66,425,566)		66,425,566
Total Investments in Securities (Cost $7,672,530,101)		8,985,365,052

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/19/25	123	14,574,270	(3,238)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $60,742,058.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at August 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store Inc	$16,173,738	$2,736,384	($3,918,514 )	($1,155,212 )	$6,561,207	$—	—	$183,844

Equity Real Estate Investment Trusts (REITs) 0.1%
Service Properties Trust	—	3,208,104	(1,422,014)	(125,917)	(1,298,464)	13,346,883	4,943,290	99,336
Total	$16,173,738	$5,944,488	($5,340,528 )	($1,281,129 )	$5,262,743	$13,346,883		$283,180
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,505,740,599	$—	$—	$8,505,740,599
Health Care Equipment & Services	366,884,116	—	0 *	366,884,116
Telecommunication Services	46,314,771	—	0 *	46,314,771
Short-Term Investments[1]	66,425,566	—	—	66,425,566
Liabilities
Futures Contracts[2]	(3,238)	—	—	(3,238)
Total	$8,985,361,814	$—	$0	$8,985,361,814

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Assets and Liabilities

As of August 31, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $23,218,235)		$13,346,883
Investments in securities, at value - unaffiliated issuers (cost $7,649,311,866) including securities on loan of $60,742,058		8,972,018,169
Cash		413,281
Deposit with broker for futures contracts		1,703,526
Receivables:
Dividends		9,102,556
Fund shares sold		1,558,937
Income from securities on loan		169,234
Investments sold		4,646
Foreign tax reclaims	+	892
Total assets		8,998,318,124

Liabilities
Collateral held for securities on loan		61,701,766
Payables:
Management fees		1,889,912
Investments bought		1,762,804
Deferred dividend income		167,973
Variation margin on futures contracts	+	65,769
Total liabilities		65,588,224
Net assets		$8,932,729,900

Net Assets by Source
Capital received from investors		$8,476,108,247
Total distributable earnings	+	456,621,653
Net assets		$8,932,729,900

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,932,729,900		286,500,000		$31.18

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Operations

For the period March 1, 2025 through August 31, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $17,837)		$85,334,494
Dividends received from securities - affiliated issuers		283,180
Other Interest		30,637
Securities on loan, net	+	610,276
Total investment income		86,258,587

Expenses
Management fees		10,494,869
Total expenses	–	10,494,869
Net investment income		75,763,718

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,542,134)
Net realized losses on sales of securities - unaffiliated issuers		(195,034,714)
Net realized gains on sales of in-kind redemptions - affiliated issuers		261,005
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		583,279,030
Net realized losses on futures contracts	+	(126,207)
Net realized gains		386,836,980
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		5,262,743
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		104,855,266
Net change in unrealized appreciation (depreciation) on futures contracts	+	482,854
Net change in unrealized appreciation (depreciation)		110,600,863
Net realized and unrealized gains		497,437,843
Increase in net assets resulting from operations		$573,201,561
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/25-8/31/25		3/1/24-2/28/25
Net investment income		$75,763,718	$117,890,554
Net realized gains		386,836,980	139,412,957
Net change in unrealized appreciation (depreciation)	+	110,600,863	309,962,717
Increase in net assets resulting from operations		$573,201,561	$567,266,228

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($37,160,400 )	($137,775,070 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		37,000,000	$1,001,927,252	69,800,000	$1,987,701,631
Shares redeemed	+	(62,450,000)	(1,687,104,111)	(45,850,000)	(1,293,604,949)
Net transactions in fund shares		(25,450,000)	($685,176,859 )	23,950,000	$694,096,682

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		311,950,000	$9,081,865,598	288,000,000	$7,958,277,758
Total increase (decrease)	+	(25,450,000)	(149,135,698)	23,950,000	1,123,587,840
End of period		286,500,000	$8,932,729,900	311,950,000	$9,081,865,598

[1]
For the period ended February 28, 2025, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 8/31/25*	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21
Per-Share Data
Net asset value at beginning of period	$35.53	$34.11	$30.98	$32.25	$30.94	$25.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.86	1.15	1.06	1.03	1.04	0.70
Net realized and unrealized gains (losses)	5.90	1.60	3.22	(1.40)	1.42	5.64
Total from investment operations	6.76	2.75	4.28	(0.37)	2.46	6.34
Less distributions:
Distributions from net investment income	(0.21)	(1.33)	(1.15)	(0.90)	(1.15)	(0.64)
Net asset value at end of period	$42.08	$35.53	$34.11	$30.98	$32.25	$30.94
Total return	19.08%[2]	8.24%	14.06%	(0.91%)	7.95%	25.47%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[3]	0.25%	0.25%	0.25%[4]	0.25%	0.25%
Net investment income (loss)	4.41%[3]	3.24%	3.31%	3.50%	3.16%	2.74%
Portfolio turnover rate[5]	7%[2]	12%	11%	15%	15%	15%
Net assets, end of period (x 1,000,000)	$17,311	$14,103	$12,251	$9,343	$7,382	$5,721

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.2% OF NET ASSETS

Australia 4.6%
AGL Energy Ltd.	1,140,093	6,141,150
Ampol Ltd.	498,647	9,595,114
ANZ Group Holdings Ltd.	1,923,579	42,389,936
APA Group	1,023,576	5,902,087
Aristocrat Leisure Ltd.	139,095	6,619,349
Aurizon Holdings Ltd.	2,993,745	6,348,475
BHP Group Ltd.	5,342,133	151,010,629
BlueScope Steel Ltd.	927,748	13,935,493
Brambles Ltd.	755,156	12,825,776
Coles Group Ltd.	1,068,849	16,705,531
Commonwealth Bank of Australia	537,622	59,924,069
Computershare Ltd.	169,781	4,241,514
CSL Ltd.	110,344	15,374,946
Downer EDI Ltd.	1,464,653	6,930,789
Dyno Nobel Ltd.	2,273,056	4,537,531
Endeavour Group Ltd.	1,738,868	4,347,500
Fortescue Ltd.	2,201,257	27,805,946
Goodman Group	173,214	3,894,210
Insurance Australia Group Ltd.	1,007,214	5,741,819
JB Hi-Fi Ltd.	95,221	7,304,778
Lendlease Corp. Ltd.	1,299,359	4,719,889
Macquarie Group Ltd.	132,818	19,573,018
Medibank Pvt Ltd.	2,159,531	7,208,406
Metcash Ltd.	2,093,897	5,755,913
Mineral Resources Ltd. *	177,093	4,334,935
Mirvac Group	1,434,031	2,215,033
National Australia Bank Ltd.	1,450,764	40,630,173
Northern Star Resources Ltd.	368,336	4,553,924
Orica Ltd.	353,570	5,086,426
Origin Energy Ltd.	1,148,512	9,711,978
QBE Insurance Group Ltd.	695,003	9,848,140
Ramsay Health Care Ltd.	204,784	4,543,655
Rio Tinto Ltd.	509,552	38,509,448
Santos Ltd.	2,870,263	15,066,268
Scentre Group	2,294,522	6,127,199
Sims Ltd.	237,133	2,208,546
Sonic Healthcare Ltd.	460,728	7,252,192
South32 Ltd.	5,680,215	10,112,145
Stockland	1,447,440	5,873,566
Suncorp Group Ltd.	681,710	9,494,693
Telstra Group Ltd.	4,148,873	13,278,488
Transurban Group	930,011	8,886,905
Treasury Wine Estates Ltd.	230,068	1,179,038
Viva Energy Group Ltd.	2,480,517	3,506,756
Wesfarmers Ltd.	515,696	30,987,987
Westpac Banking Corp.	1,888,516	47,723,258
Whitehaven Coal Ltd.	1,424,619	6,172,575
Woodside Energy Group Ltd.	1,723,021	29,783,010
Woolworths Group Ltd.	920,157	17,344,590
Worley Ltd.	645,423	6,205,487
		789,470,283

Austria 0.5%
ams-OSRAM AG *	436,708	5,457,142
BAWAG Group AG *	54,886	7,098,967
Erste Group Bank AG	199,064	18,943,253
OMV AG	414,812	22,849,386
Raiffeisen Bank International AG	263,523	8,753,913
voestalpine AG	392,048	12,986,645
SECURITY	NUMBER OF SHARES	VALUE ($)
Wienerberger AG	149,611	5,211,560
		81,300,866

Belgium 0.6%
Ageas SA	159,290	11,224,223
Anheuser-Busch InBev SA	687,229	43,067,646
KBC Group NV	164,048	19,345,827
Proximus SADP	669,182	5,800,169
Syensqo SA	73,461	6,490,229
UCB SA	32,636	7,634,355
Umicore SA	1,050,250	16,399,092
		109,961,541

Canada 8.1%
Agnico Eagle Mines Ltd.	96,066	13,854,859
Algonquin Power & Utilities Corp.	814,893	4,724,534
Alimentation Couche-Tard, Inc.	723,059	36,659,847
AltaGas Ltd.	234,043	6,939,721
ARC Resources Ltd.	422,109	8,125,817
Atco Ltd., Class I	143,735	5,264,892
AtkinsRealis Group, Inc.	44,260	3,044,477
B2Gold Corp.	1,621,534	6,696,601
Bank of Montreal	387,396	46,892,706
Bank of Nova Scotia	996,384	62,245,425
Barrick Mining Corp.	1,406,350	37,521,105
Bausch Health Cos., Inc. *	891,584	6,597,832
BCE, Inc.	679,908	16,971,082
Brookfield Corp.	662,044	43,528,688
Brookfield Infrastructure Corp., Class A (a)	13,343	537,432
Canadian Imperial Bank of Commerce	525,539	40,609,223
Canadian National Railway Co.	270,204	26,165,280
Canadian Natural Resources Ltd.	1,801,091	57,051,930
Canadian Pacific Kansas City Ltd.	231,479	17,637,218
Canadian Tire Corp. Ltd., Class A	90,536	11,292,684
Capital Power Corp.	47,708	1,990,049
CCL Industries, Inc., Class B	84,686	5,074,560
Cenovus Energy, Inc.	1,937,588	32,233,155
CGI, Inc.	114,450	11,116,976
Constellation Software, Inc.	1,522	5,044,333
Dollarama, Inc.	48,384	6,599,212
Element Fleet Management Corp.	95,501	2,545,859
Emera, Inc.	230,231	10,968,651
Empire Co. Ltd., Class A	262,370	10,187,512
Enbridge, Inc.	1,411,222	68,302,343
Fairfax Financial Holdings Ltd.	11,271	19,409,484
Finning International, Inc.	177,615	7,366,181
First Quantum Minerals Ltd. *	644,491	11,298,954
Fortis, Inc.	313,030	15,583,671
Franco-Nevada Corp.	27,006	5,091,200
George Weston Ltd.	183,810	11,840,312
Gildan Activewear, Inc.	103,747	5,665,866
Great-West Lifeco, Inc.	141,706	5,614,776
Hydro One Ltd.	169,498	6,174,001
iA Financial Corp., Inc.	53,687	5,777,526
Imperial Oil Ltd.	180,184	16,354,951
Intact Financial Corp.	57,023	11,422,875
Keyera Corp.	169,607	5,466,412
Kinross Gold Corp.	717,072	14,994,819
Linamar Corp.	103,294	5,641,126
Loblaw Cos. Ltd.	446,208	18,229,219
Lundin Mining Corp.	505,376	5,849,029
Magna International, Inc.	848,278	38,949,303
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Manulife Financial Corp.	1,003,403	30,877,874
MEG Energy Corp.	287,256	5,910,617
Methanex Corp.	106,092	3,769,378
Metro, Inc.	190,373	13,649,673
National Bank of Canada	150,578	15,832,652
Northland Power, Inc.	104,609	1,695,291
Nutrien Ltd.	893,830	51,528,930
Onex Corp.	53,272	4,559,132
Open Text Corp.	191,272	6,327,670
Parkland Corp.	235,661	6,670,153
Pembina Pipeline Corp.	355,406	13,427,225
Power Corp. of Canada	402,741	17,051,848
Quebecor, Inc., Class B	177,956	5,408,867
Restaurant Brands International, Inc.	114,730	7,267,612
Rogers Communications, Inc., Class B	417,865	14,977,338
Royal Bank of Canada	597,189	86,810,868
Saputo, Inc.	347,352	8,698,031
Shopify, Inc., Class A *	17,468	2,468,001
South Bow Corp.	36,759	1,019,008
Sun Life Financial, Inc.	281,710	16,460,014
Suncor Energy, Inc.	1,660,965	68,679,109
TC Energy Corp.	573,242	29,861,443
Teck Resources Ltd., Class B	447,287	15,298,880
TELUS Corp.	668,930	11,030,682
TFI International, Inc.	51,180	4,850,535
Thomson Reuters Corp.	33,348	5,924,404
Toromont Industries Ltd.	45,088	4,715,529
Toronto-Dominion Bank	1,079,404	81,072,246
Tourmaline Oil Corp.	205,415	8,725,593
Vermilion Energy, Inc.	429,581	3,244,659
Waste Connections, Inc.	54,841	10,137,766
West Fraser Timber Co. Ltd.	149,858	10,919,403
Wheaton Precious Metals Corp.	53,770	5,401,477
Whitecap Resources, Inc.	1,550,733	11,678,924
WSP Global, Inc.	39,629	8,072,718
		1,411,177,258

China 0.1%
China Gas Holdings Ltd.	5,779,480	5,767,730
GCL Technology Holdings Ltd. *	12,292,708	1,971,034
Kingboard Holdings Ltd.	1,986,700	7,293,541
SITC International Holdings Co. Ltd.	1,438,319	5,070,006
		20,102,311

Denmark 0.8%
AP Moller - Maersk AS, Class A	8,294	17,037,344
AP Moller - Maersk AS, Class B	13,327	27,449,158
Carlsberg AS, Class B	73,703	9,019,220
Coloplast AS, Class B	36,144	3,473,134
Danske Bank AS	286,474	11,782,842
DSV AS	87,158	19,311,499
Genmab AS *	8,895	2,214,945
ISS AS	85,804	2,510,647
Novo Nordisk AS, Class B	471,621	26,534,574
Novonesis Novozymes B, Class B	76,844	4,887,362
Orsted AS *(a)	127,743	3,868,997
Pandora AS	33,178	4,583,452
Rockwool AS, B Shares	41,314	1,561,280
Vestas Wind Systems AS	456,883	9,098,615
		143,333,069

Finland 1.0%
Elisa OYJ	96,949	5,165,554
Fortum OYJ	554,044	9,591,438
SECURITY	NUMBER OF SHARES	VALUE ($)
Kesko OYJ, B Shares	366,604	8,131,632
Kone OYJ, B Shares	169,013	10,627,409
Metso OYJ	170,998	2,210,691
Neste OYJ	1,219,159	22,390,025
Nokia OYJ	5,214,763	22,456,169
Nordea Bank Abp	2,534,564	38,685,850
Outokumpu OYJ	1,714,482	7,051,897
Sampo OYJ, A Shares	1,548,947	17,778,689
Stora Enso OYJ, R Shares	1,016,822	11,875,714
UPM-Kymmene OYJ	590,126	16,805,760
Wartsila OYJ Abp	225,240	6,601,629
		179,372,457

France 8.2%
Accor SA	88,987	4,402,812
Air Liquide SA	229,674	47,373,811
Alstom SA *	345,202	8,299,368
Arkema SA	120,742	8,564,505
AXA SA	1,274,889	59,376,912
Ayvens SA	723,410	8,014,500
BNP Paribas SA	1,098,988	98,831,429
Bollore SE	621,429	3,628,184
Bouygues SA	446,676	19,156,642
Bureau Veritas SA	128,422	3,872,189
Capgemini SE	104,314	14,828,984
Carrefour SA	1,974,259	28,573,901
Cie de Saint-Gobain SA	387,777	41,848,921
Cie Generale des Etablissements Michelin SCA	896,703	32,463,836
Credit Agricole SA	906,481	16,583,988
Danone SA	439,786	36,641,283
Dassault Systemes SE	123,909	3,857,943
Eiffage SA	148,810	18,724,571
Elis SA	162,689	4,456,002
Emeis SA *(a)	190,164	2,717,786
Engie SA	2,119,328	43,883,100
EssilorLuxottica SA	89,484	27,253,606
Eurazeo SE	24,970	1,633,810
Forvia SE *	1,007,294	13,429,235
Hermes International SCA	2,974	7,278,909
Kering SA	81,220	21,784,828
Klepierre SA	55,962	2,183,887
Legrand SA	108,149	16,469,147
L'Oreal SA	84,624	39,412,935
Louis Hachette Group	261,555	503,005
LVMH Moet Hennessy Louis Vuitton SE	95,186	56,164,393
Orange SA	4,550,342	74,033,815
Pernod Ricard SA	128,379	14,606,008
Publicis Groupe SA	122,269	11,283,252
Renault SA	488,750	19,221,945
Rexel SA	473,956	15,355,905
Rubis SCA	166,939	5,525,970
Safran SA	74,196	24,742,537
Sanofi SA	785,837	77,715,756
Schneider Electric SE	175,632	43,181,490
SCOR SE	265,312	8,695,333
SEB SA	37,897	2,759,094
Societe Generale SA	1,310,818	80,888,930
Sodexo SA	58,966	3,540,710
Teleperformance SE	73,122	5,642,045
Thales SA	37,183	9,801,310
TotalEnergies SE	3,651,479	228,661,939
Unibail-Rodamco-Westfield *	65,187	6,775,561
Valeo SE	888,396	10,767,825
Veolia Environnement SA	696,281	22,991,056
Vinci SA	409,317	55,528,317
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vivendi SE *	266,909	954,746
Worldline SA *(a)	275,761	916,690
		1,415,804,656

Germany 8.0%
adidas AG	87,357	17,009,510
Allianz SE	229,244	96,920,805
Aurubis AG (a)	89,655	10,179,291
BASF SE	1,824,745	96,882,764
Bayer AG	2,296,935	75,441,040
Bayerische Motoren Werke AG	743,154	77,817,810
Beiersdorf AG	32,492	3,736,251
BioNTech SE, ADR *	220,356	22,035,600
Brenntag SE	148,964	9,220,279
Commerzbank AG	448,823	17,136,825
Continental AG	237,440	20,844,258
Daimler Truck Holding AG	427,147	20,084,013
Deutsche Bank AG	1,199,081	42,147,823
Deutsche Boerse AG	36,775	10,830,153
Deutsche Lufthansa AG	1,542,440	14,363,965
Deutsche Post AG	1,494,536	68,014,879
Deutsche Telekom AG	3,240,134	118,404,215
E.ON SE	2,225,346	39,709,669
Evonik Industries AG	440,940	8,510,821
Freenet AG	120,776	4,031,823
Fresenius Medical Care AG	358,155	18,357,657
Fresenius SE & Co. KGaA	706,218	38,363,802
FUCHS SE	15,196	565,624
GEA Group AG	88,756	6,461,888
Hannover Rueck SE	24,847	7,235,951
Hapag-Lloyd AG (a)	50,800	7,052,120
Heidelberg Materials AG	132,408	31,306,671
Henkel AG & Co. KGaA	61,599	4,733,471
Infineon Technologies AG	506,923	20,743,628
K&S AG	464,543	6,280,283
KION Group AG	132,834	8,644,808
Lanxess AG	250,552	7,108,890
Mercedes-Benz Group AG	1,871,239	116,851,684
Merck KGaA	62,675	7,945,003
MTU Aero Engines AG	13,557	6,045,885
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	54,074	34,469,694
Puma SE	120,494	3,030,911
Rheinmetall AG	7,599	15,027,472
RWE AG	342,061	13,709,089
SAP SE	199,133	54,005,820
Schaeffler AG	565,643	3,912,922
Siemens AG	354,626	98,210,203
Siemens Energy AG *	242,292	25,728,437
Siemens Healthineers AG	106,668	5,906,883
Symrise AG	47,673	4,619,226
thyssenkrupp AG	3,076,256	32,507,631
Volkswagen AG	136,479	16,326,309
Vonovia SE	335,303	10,844,003
Zalando SE *	145,884	4,064,021
		1,383,381,780

Hong Kong 1.2%
AIA Group Ltd.	5,487,391	51,665,245
CK Asset Holdings Ltd.	2,251,677	10,605,845
CLP Holdings Ltd.	1,584,771	13,386,247
Galaxy Entertainment Group Ltd.	399,835	2,102,816
Hang Seng Bank Ltd.	523,596	7,482,006
HKT Trust & HKT Ltd.	3,488,197	5,279,825
Hong Kong & China Gas Co. Ltd.	7,406,576	6,659,966
SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong Exchanges & Clearing Ltd.	150,132	8,685,330
Jardine Matheson Holdings Ltd.	281,945	17,083,048
Link REIT	1,118,070	5,943,267
MTR Corp. Ltd.	522,041	1,765,170
New World Development Co. Ltd. *(a)	9,432,723	8,009,983
Pacific Basin Shipping Ltd.	18,685,338	5,225,092
Sun Hung Kai Properties Ltd.	1,336,464	15,703,240
Swire Pacific Ltd., A Shares	656,994	5,625,345
Swire Pacific Ltd., B Shares	1,171,959	1,751,358
Techtronic Industries Co. Ltd.	610,998	7,868,828
WH Group Ltd.	22,059,181	23,598,911
Wharf Real Estate Investment Co. Ltd.	640,729	1,857,459
Yue Yuen Industrial Holdings Ltd.	2,231,269	3,935,421
		204,234,402

Ireland 1.0%
AIB Group PLC	365,828	2,971,719
Allegion PLC	30,441	5,168,882
Bank of Ireland Group PLC	478,387	7,077,791
DCC PLC	177,265	11,265,793
Flutter Entertainment PLC *	11,525	3,525,241
Glanbia PLC	101,762	1,693,778
ICON PLC *	29,543	5,256,881
James Hardie Industries PLC *	158,413	3,231,746
Kerry Group PLC, Class A	84,827	7,759,512
Kingspan Group PLC	70,085	5,406,071
Medtronic PLC	754,434	70,019,020
Perrigo Co. PLC	197,135	4,679,985
Ryanair Holdings PLC	381,907	11,287,306
Smurfit WestRock PLC (b)	72,121	3,396,726
Smurfit WestRock PLC (b)	133,656	6,329,948
Trane Technologies PLC	38,343	15,935,351
		165,005,750

Isle Of Man 0.0%
Entain PLC	621,058	7,367,127

Israel 0.4%
Bank Hapoalim BM	617,771	12,061,547
Bank Leumi Le-Israel BM	769,626	14,773,285
Check Point Software Technologies Ltd. *	27,159	5,245,489
ICL Group Ltd.	1,318,179	8,552,566
Israel Discount Bank Ltd., A Shares	673,222	6,660,662
Mizrahi Tefahot Bank Ltd.	31,170	2,036,341
Oil Refineries Ltd.	7,789,842	1,933,165
Teva Pharmaceutical Industries Ltd., ADR *	663,099	12,187,760
ZIM Integrated Shipping Services Ltd. (a)	871,576	11,862,149
		75,312,964

Italy 2.4%
A2A SpA	1,803,680	4,534,872
Banco BPM SpA	660,879	9,069,975
BPER Banca SpA	605,283	6,289,917
Enel SpA	8,792,465	81,138,796
Eni SpA	4,768,461	85,072,949
Generali	790,994	30,886,630
Hera SpA	514,956	2,214,525
Intesa Sanpaolo SpA	8,762,792	55,130,542
Leonardo SpA	195,426	11,146,796
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mediobanca Banca di Credito Finanziario SpA	250,783	6,076,307
Moncler SpA	65,779	3,824,307
Poste Italiane SpA	290,067	6,793,862
Prysmian SpA	124,132	10,856,552
Snam SpA	1,288,191	7,846,732
Telecom Italia SpA *	42,435,917	20,345,334
Terna - Rete Elettrica Nazionale	646,533	6,505,166
UniCredit SpA	895,441	69,217,408
Unipol Assicurazioni SpA	314,586	6,572,777
		423,523,447

Japan 24.7%
Advantest Corp.	115,637	9,195,042
Aeon Co. Ltd.	2,111,304	25,696,579
AGC, Inc.	501,555	15,826,353
Air Water, Inc.	407,771	7,158,384
Aisin Corp.	1,603,130	26,772,517
Ajinomoto Co., Inc.	530,887	14,495,665
Alfresa Holdings Corp.	634,627	9,599,909
Alps Alpine Co. Ltd.	543,017	6,699,644
Amada Co. Ltd.	407,114	5,244,721
ANA Holdings, Inc.	310,461	6,281,113
Asahi Group Holdings Ltd.	1,598,077	20,206,572
Asahi Kasei Corp.	2,929,486	24,132,221
Astellas Pharma, Inc.	1,769,271	19,521,328
Bandai Namco Holdings, Inc.	359,689	12,481,631
Bridgestone Corp.	849,475	38,769,501
Brother Industries Ltd.	437,046	7,465,427
Canon, Inc.	875,004	25,923,837
Central Japan Railway Co.	776,509	20,747,453
Chubu Electric Power Co., Inc.	1,669,915	23,145,084
Chugai Pharmaceutical Co. Ltd.	161,763	7,171,227
Chugoku Electric Power Co., Inc.	708,294	4,276,538
Coca-Cola Bottlers Japan Holdings, Inc.	267,918	4,695,066
COMSYS Holdings Corp.	220,813	5,584,054
Cosmo Energy Holdings Co. Ltd.	176,225	8,563,701
Dai Nippon Printing Co. Ltd.	568,114	9,590,128
Daifuku Co. Ltd.	228,440	7,307,902
Dai-ichi Life Holdings, Inc.	2,578,833	21,542,235
Daiichi Sankyo Co. Ltd.	421,444	10,129,582
Daikin Industries Ltd.	237,463	30,082,151
Daito Trust Construction Co. Ltd.	83,920	8,970,709
Daiwa House Industry Co. Ltd.	904,368	32,208,005
Daiwa Securities Group, Inc.	690,473	5,422,206
Daiwabo Holdings Co. Ltd.	216,822	4,641,386
Denka Co. Ltd.	138,028	2,109,081
Denso Corp.	2,497,109	36,319,266
Dentsu Group, Inc.	223,290	4,446,790
DIC Corp.	212,110	4,962,356
Disco Corp.	13,710	3,861,117
Dowa Holdings Co. Ltd.	148,800	5,292,243
East Japan Railway Co.	889,041	21,883,155
Ebara Corp.	327,588	6,889,779
Eisai Co. Ltd.	265,169	8,195,722
Electric Power Development Co. Ltd.	498,943	9,548,986
ENEOS Holdings, Inc.	9,561,772	57,295,740
EXEO Group, Inc.	356,225	5,276,958
FANUC Corp.	489,248	13,921,867
Fast Retailing Co. Ltd.	42,274	13,394,085
Fuji Electric Co. Ltd.	134,862	8,675,441
Fuji Media Holdings, Inc.	162,649	3,668,949
FUJIFILM Holdings Corp.	1,124,962	26,901,015
Fujikura Ltd.	127,793	11,114,705
Fujitsu Ltd.	1,436,560	34,988,173
Furukawa Electric Co. Ltd.	135,324	8,639,722
SECURITY	NUMBER OF SHARES	VALUE ($)
Hakuhodo DY Holdings, Inc.	224,255	1,809,161
Hankyu Hanshin Holdings, Inc.	212,782	6,322,955
Hanwa Co. Ltd.	145,870	6,328,567
Haseko Corp.	452,115	7,498,042
Hino Motors Ltd. *(a)	720,348	1,893,781
Hitachi Construction Machinery Co. Ltd.	160,052	4,992,598
Hitachi Ltd.	2,650,501	73,092,992
Honda Motor Co. Ltd.	10,562,088	118,119,860
Hoya Corp.	91,730	12,026,579
Ibiden Co. Ltd.	53,109	2,619,550
Idemitsu Kosan Co. Ltd.	3,015,130	20,206,967
IHI Corp.	103,479	10,902,913
Iida Group Holdings Co. Ltd.	422,559	6,681,224
Inpex Corp.	1,428,855	24,504,389
Isetan Mitsukoshi Holdings Ltd.	285,105	4,814,697
Isuzu Motors Ltd.	1,032,351	13,686,165
ITOCHU Corp.	1,378,559	78,840,524
Iwatani Corp.	348,079	3,832,247
Japan Airlines Co. Ltd.	362,208	7,738,781
Japan Post Bank Co. Ltd.	806,151	10,228,907
Japan Post Holdings Co. Ltd.	2,147,756	22,139,477
Japan Post Insurance Co. Ltd.	282,183	7,968,198
Japan Tobacco, Inc.	823,034	26,278,790
JFE Holdings, Inc.	2,082,347	26,081,636
JTEKT Corp.	922,246	9,126,671
Kajima Corp.	541,947	16,259,333
Kaneka Corp.	191,838	5,650,941
Kansai Electric Power Co., Inc.	1,277,321	17,895,108
Kansai Paint Co. Ltd.	107,699	1,827,197
Kao Corp.	403,159	18,408,159
Kawasaki Heavy Industries Ltd.	153,305	9,423,311
Kawasaki Kisen Kaisha Ltd.	330,324	5,103,627
KDDI Corp.	3,237,356	56,236,176
Kewpie Corp.	101,396	2,856,974
Keyence Corp.	31,146	12,044,746
Kikkoman Corp.	406,035	3,514,868
Kintetsu Group Holdings Co. Ltd.	197,173	3,975,018
Kirin Holdings Co. Ltd.	1,046,279	15,217,632
Kobe Steel Ltd.	925,370	11,439,105
Koito Manufacturing Co. Ltd.	479,159	6,890,817
Komatsu Ltd.	1,029,464	35,323,955
Konica Minolta, Inc. *	1,674,520	5,765,162
K's Holdings Corp.	476,038	4,873,047
Kubota Corp.	1,448,988	17,028,631
Kuraray Co. Ltd.	544,772	6,585,870
Kyocera Corp.	1,729,934	23,293,578
Kyushu Electric Power Co., Inc.	934,295	9,904,513
Lixil Corp.	777,983	10,170,873
LY Corp.	1,659,811	5,299,638
Makita Corp.	226,588	7,757,929
Marubeni Corp.	2,220,545	51,148,532
MatsukiyoCocokara & Co.	363,818	7,552,646
Mazda Motor Corp.	2,909,675	19,718,213
Medipal Holdings Corp.	656,385	11,685,955
MEIJI Holdings Co. Ltd.	444,081	9,249,104
Minebea Mitsumi, Inc.	485,836	8,429,540
MISUMI Group, Inc.	280,902	4,319,950
Mitsubishi Chemical Group Corp.	3,990,929	22,957,525
Mitsubishi Corp.	4,825,973	110,242,217
Mitsubishi Electric Corp.	2,404,689	58,174,394
Mitsubishi Estate Co. Ltd.	855,151	18,393,100
Mitsubishi Gas Chemical Co., Inc.	341,259	6,233,657
Mitsubishi HC Capital, Inc.	494,360	4,075,755
Mitsubishi Heavy Industries Ltd.	1,424,893	36,421,750
Mitsubishi Materials Corp.	466,781	8,113,231
Mitsubishi Motors Corp.	1,870,674	5,176,604
Mitsubishi UFJ Financial Group, Inc.	4,279,085	65,836,561
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui & Co. Ltd.	3,138,375	73,230,531
Mitsui Chemicals, Inc.	410,771	10,178,000
Mitsui Fudosan Co. Ltd.	1,799,897	19,246,302
Mitsui Mining & Smelting Co. Ltd.	135,746	9,730,813
Mitsui OSK Lines Ltd.	364,393	11,786,156
Mizuho Financial Group, Inc.	1,294,529	43,158,314
MS&AD Insurance Group Holdings, Inc.	769,613	18,146,775
Murata Manufacturing Co. Ltd.	1,573,066	26,056,166
Nagase & Co. Ltd.	197,319	4,262,870
Nagoya Railroad Co. Ltd.	151,260	1,734,352
NEC Corp.	1,040,400	32,149,122
NGK Insulators Ltd.	472,404	7,544,951
NH Foods Ltd.	251,507	9,532,685
NHK Spring Co. Ltd.	156,478	1,979,621
Nichirei Corp.	327,793	3,788,624
NIDEC Corp.	747,991	16,358,243
Nikon Corp.	476,728	5,417,474
Nintendo Co. Ltd.	464,763	42,131,759
Nippon Express Holdings, Inc.	751,876	16,566,108
Nippon Paper Industries Co. Ltd.	726,736	5,994,056
Nippon Sanso Holdings Corp.	58,879	2,159,866
Nippon Steel Corp.	1,983,855	42,088,938
Nippon Yusen KK	661,663	24,033,024
Nissan Motor Co. Ltd. *(a)	12,506,443	28,313,582
Nisshin Seifun Group, Inc.	407,485	4,967,806
Nissin Foods Holdings Co. Ltd.	161,493	3,048,926
Nissui Corp.	606,270	4,137,460
Niterra Co. Ltd.	191,272	6,912,237
Nitori Holdings Co. Ltd.	59,913	5,531,215
Nitto Denko Corp.	691,645	15,856,135
Nomura Holdings, Inc.	1,569,026	11,327,550
Nomura Research Institute Ltd.	162,650	6,420,701
NSK Ltd.	1,400,774	7,435,813
NTT Data Group Corp.	433,799	11,688,124
NTT, Inc.	47,609,532	50,519,769
Obayashi Corp.	794,091	12,961,274
Oji Holdings Corp.	2,376,991	13,142,457
Olympus Corp.	555,695	6,519,221
Omron Corp.	237,737	6,139,954
Ono Pharmaceutical Co. Ltd.	482,887	5,449,642
ORIX Corp.	780,113	20,349,619
Osaka Gas Co. Ltd.	599,994	17,150,859
Otsuka Corp.	201,462	4,160,278
Otsuka Holdings Co. Ltd.	295,783	15,644,821
Pan Pacific International Holdings Corp.	191,559	6,961,749
Panasonic Holdings Corp.	4,978,675	51,371,991
Persol Holdings Co. Ltd.	2,881,955	5,411,578
Recruit Holdings Co. Ltd.	421,785	24,644,941
Renesas Electronics Corp.	760,441	9,151,706
Rengo Co. Ltd.	664,906	4,177,145
Resona Holdings, Inc.	1,136,933	11,576,467
Resonac Holdings Corp.	324,159	8,583,894
Ricoh Co. Ltd.	1,250,665	11,201,256
Rohm Co. Ltd.	523,401	7,778,382
Ryohin Keikaku Co. Ltd.	357,652	7,765,671
Sankyu, Inc.	109,713	6,134,064
Sanwa Holdings Corp.	143,157	4,654,735
SBI Holdings, Inc.	134,590	6,415,770
Secom Co. Ltd.	329,033	12,208,900
Seiko Epson Corp.	508,393	6,552,929
Seino Holdings Co. Ltd.	117,372	1,838,621
Sekisui Chemical Co. Ltd.	590,823	11,317,485
Sekisui House Ltd.	883,947	20,066,033
Seven & i Holdings Co. Ltd.	2,880,000	37,533,663
SG Holdings Co. Ltd.	787,319	8,520,687
Sharp Corp. *	309,911	1,878,146
SECURITY	NUMBER OF SHARES	VALUE ($)
Shimadzu Corp.	166,024	4,095,617
Shimamura Co. Ltd.	75,081	5,566,196
Shimano, Inc.	50,025	5,597,894
Shimizu Corp.	871,366	11,801,201
Shin-Etsu Chemical Co. Ltd.	1,146,242	35,575,854
Shionogi & Co. Ltd.	539,595	9,371,478
Shiseido Co. Ltd.	481,625	7,892,319
SMC Corp.	31,914	9,911,653
SoftBank Corp.	27,656,754	42,984,991
SoftBank Group Corp.	835,519	92,358,068
Sojitz Corp.	420,291	11,186,768
Sompo Holdings, Inc.	601,239	19,479,611
Sony Group Corp.	3,167,327	88,078,979
Stanley Electric Co. Ltd.	227,217	4,645,704
Subaru Corp.	1,360,098	27,174,170
SUMCO Corp.	662,162	5,621,556
Sumitomo Chemical Co. Ltd.	5,238,182	15,908,090
Sumitomo Corp.	1,494,382	42,208,085
Sumitomo Electric Industries Ltd.	1,472,341	42,147,109
Sumitomo Forestry Co. Ltd.	673,020	7,730,620
Sumitomo Heavy Industries Ltd.	316,728	7,112,224
Sumitomo Metal Mining Co. Ltd.	449,870	12,363,191
Sumitomo Mitsui Financial Group, Inc.	1,862,847	51,359,133
Sumitomo Mitsui Trust Group, Inc.	372,682	10,708,976
Sumitomo Realty & Development Co. Ltd.	215,819	8,960,549
Sumitomo Rubber Industries Ltd.	477,996	5,664,655
Suntory Beverage & Food Ltd.	156,666	4,865,636
Suzuken Co. Ltd.	195,618	7,771,427
Suzuki Motor Corp.	2,294,040	30,795,524
Sysmex Corp.	217,428	2,766,256
T&D Holdings, Inc.	261,779	6,880,335
Taiheiyo Cement Corp.	250,850	6,869,864
Taisei Corp.	203,913	13,902,054
Taiyo Yuden Co. Ltd.	232,079	4,798,855
Takeda Pharmaceutical Co. Ltd.	1,691,837	50,942,356
TDK Corp.	1,345,610	17,742,898
Teijin Ltd.	676,726	5,812,031
Terumo Corp.	506,878	9,195,093
TIS, Inc.	175,211	5,877,161
Tobu Railway Co. Ltd.	221,238	4,036,755
Toho Gas Co. Ltd.	147,971	4,508,921
Tohoku Electric Power Co., Inc.	1,208,274	9,364,998
Tokio Marine Holdings, Inc.	770,209	33,578,122
Tokyo Electric Power Co. Holdings, Inc. *	6,619,736	34,044,357
Tokyo Electron Ltd.	175,189	24,657,113
Tokyo Gas Co. Ltd.	640,677	24,575,466
Tokyu Corp.	465,724	5,901,444
Tokyu Fudosan Holdings Corp.	754,606	6,113,426
TOPPAN Holdings, Inc.	340,673	8,886,617
Toray Industries, Inc.	2,643,901	17,886,510
Tosoh Corp.	661,835	10,523,098
TOTO Ltd.	215,302	5,620,654
Toyo Seikan Group Holdings Ltd.	334,084	8,166,371
Toyo Suisan Kaisha Ltd.	63,443	4,400,933
Toyota Boshoku Corp.	133,176	2,197,755
Toyota Industries Corp.	145,280	16,168,059
Toyota Motor Corp.	10,283,510	201,222,709
Toyota Tsusho Corp.	1,290,157	34,902,119
Tsuruha Holdings, Inc.	376,920	5,832,537
UBE Corp.	290,170	4,623,550
Unicharm Corp.	659,560	4,418,479
West Japan Railway Co.	438,954	9,850,866
Yakult Honsha Co. Ltd.	190,644	3,119,511
Yamada Holdings Co. Ltd.	2,097,279	6,636,444
Yamaha Corp.	680,050	4,527,954
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Yamaha Motor Co. Ltd.	1,615,174	11,858,727
Yamato Holdings Co. Ltd.	843,612	14,329,769
Yamazaki Baking Co. Ltd.	213,672	4,971,248
Yaskawa Electric Corp.	164,753	3,319,185
Yokogawa Electric Corp.	183,641	5,436,999
Yokohama Rubber Co. Ltd.	238,857	8,940,971
		4,284,187,488

Jersey 1.0%
Aptiv PLC *	238,654	18,980,153
Experian PLC	210,551	10,900,697
Glencore PLC *	31,655,680	124,969,293
International Workplace Group PLC	724,175	1,980,275
Man Group PLC	660,976	1,460,074
WPP PLC	1,241,155	6,554,856
		164,845,348

Luxembourg 0.5%
Aperam SA	144,400	4,384,383
ArcelorMittal SA	1,579,569	52,619,267
B&M European Value Retail SA	1,248,723	4,060,819
Eurofins Scientific SE	95,791	7,267,834
Millicom International Cellular SA	169,212	8,174,632
SES SA, Class A	1,214,581	8,487,350
Subsea 7 SA	123,747	2,583,951
Tenaris SA	334,553	6,075,584
		93,653,820

Mauritius 0.0%
Golden Agri-Resources Ltd.	23,852,150	5,205,458

Netherlands 3.0%
Aalberts NV	109,025	3,818,203
ABN AMRO Bank NV, GDR	870,067	25,103,884
Aegon Ltd.	829,824	6,529,137
AerCap Holdings NV	92,766	11,456,601
Airbus SE	155,353	32,560,384
Akzo Nobel NV	328,814	22,707,724
ASM International NV	3,487	1,676,285
ASML Holding NV	56,427	42,046,020
ASR Nederland NV	109,649	7,608,239
Ferrari NV	11,194	5,328,816
Ferrovial SE	50,096	2,737,778
Heineken Holding NV	143,414	10,164,289
Heineken NV	193,777	15,650,298
IMCD NV	12,326	1,384,759
ING Groep NV, Series N	2,416,788	57,595,377
Iveco Group NV	330,961	7,118,286
Koninklijke Ahold Delhaize NV	1,714,487	68,733,121
Koninklijke KPN NV	3,044,100	14,523,269
Koninklijke Philips NV	682,044	18,800,725
NN Group NV	281,068	19,351,192
NXP Semiconductors NV	81,900	19,234,215
Prosus NV *	146,275	9,041,856
Randstad NV	267,016	12,623,577
SBM Offshore NV	91,487	2,501,517
Signify NV	286,782	7,572,901
Stellantis NV	6,925,501	66,341,931
STMicroelectronics NV	576,353	15,681,565
Universal Music Group NV	147,026	4,154,346
Wolters Kluwer NV	51,376	6,470,590
		518,516,885

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.0%
Fletcher Building Ltd. *	2,570,181	4,777,085
Spark New Zealand Ltd.	2,561,330	3,899,186
		8,676,271

Norway 0.8%
Aker BP ASA	453,002	11,447,403
DNB Bank ASA	558,009	14,700,743
Equinor ASA	1,985,687	48,972,947
Mowi ASA	352,681	7,251,979
Norsk Hydro ASA	2,274,904	14,757,799
Orkla ASA	534,436	5,973,373
Telenor ASA	818,656	13,655,877
Var Energi ASA	624,243	2,135,391
Yara International ASA	452,226	16,459,803
		135,355,315

Poland 0.4%
Bank Polska Kasa Opieki SA	102,306	5,144,920
KGHM Polska Miedz SA *	191,443	6,724,856
ORLEN SA	1,376,816	29,388,498
PGE Polska Grupa Energetyczna SA *	3,262,645	10,157,992
Powszechna Kasa Oszczednosci Bank Polski SA	270,486	5,270,317
Powszechny Zaklad Ubezpieczen SA	613,778	10,200,718
Tauron Polska Energia SA *	1,460,870	3,386,072
		70,273,373

Portugal 0.2%
EDP SA	3,728,894	16,529,002
Galp Energia SGPS SA	550,546	10,697,271
Jeronimo Martins SGPS SA	257,951	6,382,833
		33,609,106

Republic of Korea 6.1%
BNK Financial Group, Inc.	600,565	6,220,562
CJ CheilJedang Corp.	26,524	4,368,995
CJ Corp.	85,971	9,887,979
DB Insurance Co. Ltd.	60,117	5,703,602
DL E&C Co. Ltd.	92,742	2,825,120
Doosan Enerbility Co. Ltd. *	268,738	11,926,729
E-MART, Inc.	133,507	6,866,211
GS Engineering & Construction Corp.	162,534	2,182,708
GS Holdings Corp.	417,843	13,675,135
Hana Financial Group, Inc.	329,856	19,503,084
Hankook Tire & Technology Co. Ltd.	174,735	5,046,294
Hanwha Corp.	123,729	7,458,004
Hanwha Solutions Corp.	215,955	4,403,758
HD Hyundai Co. Ltd.	90,211	8,896,190
HMM Co. Ltd.	794,750	12,633,681
Hyundai Engineering & Construction Co. Ltd.	224,945	10,047,894
Hyundai Glovis Co. Ltd.	72,264	9,584,953
Hyundai Mobis Co. Ltd.	126,481	28,976,226
Hyundai Motor Co.	220,510	34,894,587
Hyundai Steel Co.	573,995	13,253,184
Industrial Bank of Korea	216,088	2,956,298
KB Financial Group, Inc.	307,047	23,896,771
Kia Corp.	453,941	34,545,555
Korea Electric Power Corp.	667,678	17,457,360
Korea Gas Corp.	181,973	5,176,790
Korea Zinc Co. Ltd.	9,124	5,388,099
Korean Air Lines Co. Ltd.	414,406	7,079,405
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KT Corp.	151,451	5,893,544
KT&G Corp.	90,053	8,725,150
Kumho Petrochemical Co. Ltd.	48,948	3,858,803
LG Chem Ltd.	104,656	20,889,797
LG Corp.	94,482	5,063,053
LG Display Co. Ltd. *	1,323,078	11,420,202
LG Electronics, Inc.	402,792	21,410,774
LG H&H Co. Ltd.	21,974	4,670,611
LG Innotek Co. Ltd.	40,516	4,928,075
LG Uplus Corp.	1,020,403	10,899,467
Lotte Chemical Corp.	118,317	5,404,157
NAVER Corp.	52,087	8,036,441
POSCO Holdings, Inc.	244,269	50,162,776
Posco International Corp.	82,238	2,839,363
Samsung C&T Corp.	101,379	12,236,214
Samsung Electro-Mechanics Co. Ltd.	75,498	8,716,007
Samsung Electronics Co. Ltd.	7,222,179	362,082,990
Samsung Fire & Marine Insurance Co. Ltd.	25,088	8,012,280
Samsung Life Insurance Co. Ltd.	37,151	3,823,994
Samsung SDI Co. Ltd.	56,404	8,398,222
Samsung SDS Co. Ltd.	54,962	5,823,343
Shinhan Financial Group Co. Ltd.	548,777	25,776,039
SK Hynix, Inc.	327,394	63,347,589
SK Innovation Co. Ltd.	148,822	10,801,036
SK Telecom Co. Ltd.	266,692	10,397,199
SK, Inc.	184,935	27,535,727
S-Oil Corp. *	123,889	5,373,499
Woori Financial Group, Inc.	918,452	16,383,823
		1,047,765,349

Singapore 0.7%
ComfortDelGro Corp. Ltd.	1,853,180	2,094,397
DBS Group Holdings Ltd.	763,115	30,048,768
Keppel Ltd.	357,090	2,435,337
Olam Group Ltd.	5,266,423	4,145,820
Oversea-Chinese Banking Corp. Ltd.	1,657,952	21,632,203
Singapore Airlines Ltd.	1,323,400	6,787,196
Singapore Telecommunications Ltd.	4,388,812	14,743,398
United Overseas Bank Ltd.	680,113	18,654,074
Venture Corp. Ltd.	197,738	2,092,971
Wilmar International Ltd.	4,766,784	10,960,259
		113,594,423

South Africa 0.1%
Valterra Platinum Ltd.	201,742	9,158,135

Spain 3.3%
Acciona SA	14,232	2,818,627
Acerinox SA	369,669	4,564,958
ACS Actividades de Construccion y Servicios SA	217,854	16,460,123
Aena SME SA	199,896	5,788,621
Amadeus IT Group SA	100,094	8,388,655
Banco Bilbao Vizcaya Argentaria SA	4,853,450	87,998,095
Banco de Sabadell SA	3,487,882	13,247,922
Banco Santander SA	18,129,323	173,158,190
CaixaBank SA	1,187,671	11,858,137
Cellnex Telecom SA *	54,130	1,925,484
Enagas SA	118,554	1,847,688
Endesa SA	346,446	10,559,609
Grifols SA	330,092	4,663,517
Iberdrola SA	3,867,248	72,765,296
Industria de Diseno Textil SA	377,088	18,626,294
SECURITY	NUMBER OF SHARES	VALUE ($)
International Consolidated Airlines Group SA	1,953,288	10,083,581
Mapfre SA	608,171	2,665,219
Naturgy Energy Group SA	65,205	2,068,338
Redeia Corp. SA	289,074	5,620,177
Repsol SA	3,423,866	56,146,952
Telefonica SA	10,621,568	56,916,176
		568,171,659

Sweden 1.7%
Alfa Laval AB	99,085	4,506,219
Assa Abloy AB, B Shares	416,849	14,712,499
Atlas Copco AB, A Shares	708,504	11,301,874
Atlas Copco AB, B Shares	441,943	6,277,089
Boliden AB *	357,627	12,308,711
Electrolux AB, B Shares *	634,815	3,760,853
Epiroc AB, A Shares	207,095	4,323,025
Epiroc AB, B Shares	145,601	2,707,125
Essity AB, B Shares	475,178	12,830,642
H & M Hennes & Mauritz AB, B Shares	625,378	9,173,175
Hexagon AB, B Shares	690,929	7,689,519
Husqvarna AB, B Shares	676,339	3,835,378
Sandvik AB	629,599	15,902,844
Securitas AB, B Shares	505,356	7,727,646
Skandinaviska Enskilda Banken AB, A Shares	797,087	14,731,633
Skanska AB, B Shares	444,047	11,014,334
SKF AB, B Shares	447,072	11,462,476
SSAB AB, A Shares	533,069	3,099,510
SSAB AB, B Shares	1,488,201	8,436,134
Svenska Cellulosa AB SCA, B Shares	188,349	2,560,785
Svenska Handelsbanken AB, A Shares	873,666	11,227,647
Svenska Handelsbanken AB, B Shares (a)	11,444	244,692
Swedbank AB, A Shares	644,889	18,135,278
Tele2 AB, B Shares	531,454	9,353,451
Telefonaktiebolaget LM Ericsson, B Shares	2,797,296	22,251,772
Telia Co. AB	3,016,012	11,247,059
Trelleborg AB, B Shares	119,316	4,613,292
Volvo AB, A Shares	151,934	4,661,040
Volvo AB, B Shares	1,273,396	39,132,573
Volvo Car AB, B Shares *(a)	1,991,346	4,146,337
		293,374,612

Switzerland 4.7%
ABB Ltd.	492,714	33,100,416
Adecco Group AG	492,408	15,775,790
Alcon AG	121,668	9,693,242
Amrize Ltd. *	348,267	18,192,434
Baloise Holding AG	11,640	3,021,258
Barry Callebaut AG (a)	3,340	4,514,361
Bucher Industries AG	3,842	1,827,120
Chocoladefabriken Lindt & Spruengli AG	27	4,048,057
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	268	4,088,505
Cie Financiere Richemont SA, Class A	149,005	26,060,257
Coca-Cola HBC AG *	118,465	5,979,548
DSM-Firmenich AG	50,270	4,913,225
Garmin Ltd.	42,019	10,161,035
Geberit AG	11,109	8,149,798
Givaudan SA	1,811	7,637,908
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Holcim AG *	352,659	29,570,306
Julius Baer Group Ltd.	100,087	7,227,357
Kuehne & Nagel International AG	41,111	8,376,035
Logitech International SA	75,769	7,834,347
Lonza Group AG	16,209	11,501,787
Nestle SA	1,299,436	122,601,189
Novartis AG	843,050	106,730,415
Partners Group Holding AG	4,092	5,620,387
Roche Holding AG	409,078	133,262,003
Roche Holding AG, Bearer Shares	17,164	5,889,955
Sandoz Group AG	233,845	14,679,513
Schindler Holding AG	7,110	2,544,847
Schindler Holding AG, Participation Certificates	15,443	5,743,895
SGS SA	55,161	5,630,350
Sika AG	42,919	9,963,675
Sonova Holding AG	13,523	3,941,564
Sunrise Communications AG, Class A	47,386	2,977,007
Swatch Group AG	77,040	2,846,156
Swatch Group AG, Bearer Shares	36,102	6,530,936
Swiss Life Holding AG	13,803	14,924,963
Swiss Re AG	114,698	20,799,374
Swisscom AG	20,674	14,954,724
Transocean Ltd. *	653,104	1,978,905
UBS Group AG	1,214,760	49,225,867
Zurich Insurance Group AG	72,555	53,064,441
		805,582,952

United Kingdom 13.8%
3i Group PLC	195,927	10,638,582
Aberdeen Group PLC	3,043,731	8,006,518
Admiral Group PLC	122,738	6,012,821
Anglo American PLC	1,752,095	53,924,090
Anglogold Ashanti PLC	195,707	11,088,759
Antofagasta PLC	227,391	6,589,797
ARM Holdings PLC, ADR *	30,318	4,193,283
Ashtead Group PLC	242,656	17,854,189
Associated British Foods PLC	352,190	10,277,849
AstraZeneca PLC	401,280	63,919,413
Aviva PLC	2,549,875	22,447,678
BAE Systems PLC	1,458,669	34,635,666
Balfour Beatty PLC	732,526	5,873,747
Barclays PLC	13,845,933	67,418,403
Barratt Redrow PLC	1,723,103	8,373,811
Bellway PLC	171,651	5,403,482
Berkeley Group Holdings PLC	91,202	4,435,865
BP PLC	30,707,309	179,265,815
British American Tobacco PLC	2,470,989	139,713,293
BT Group PLC	15,966,905	46,703,572
Bunzl PLC	236,063	7,979,702
Burberry Group PLC *	647,085	11,220,925
Centrica PLC	6,150,476	13,374,303
CK Hutchison Holdings Ltd.	6,978,892	45,968,830
Coca-Cola Europacific Partners PLC	76,197	6,770,865
Compass Group PLC	656,238	22,271,654
Croda International PLC	95,707	3,242,968
Currys PLC	4,929,828	7,479,679
Diageo PLC	1,068,348	29,575,095
Dowlais Group PLC	6,085,208	6,400,376
Drax Group PLC	349,375	3,068,150
Firstgroup PLC	2,015,280	6,033,601
GSK PLC	2,914,201	57,188,288
Haleon PLC	4,224,173	20,710,955
Harbour Energy PLC	460,735	1,419,245
Hays PLC	5,108,011	4,306,336
HSBC Holdings PLC	12,010,533	153,619,417
Imperial Brands PLC	870,921	36,735,260
SECURITY	NUMBER OF SHARES	VALUE ($)
Inchcape PLC	526,174	4,745,174
Informa PLC	431,759	5,077,287
Intertek Group PLC	83,605	5,297,568
Investec PLC	277,713	2,029,855
ITV PLC	4,977,070	5,483,643
J Sainsbury PLC	5,932,054	23,995,420
JD Sports Fashion PLC	1,878,702	2,437,199
John Wood Group PLC *(c)	3,208,956	1,243,922
Johnson Matthey PLC	614,292	15,860,139
Kingfisher PLC	4,719,203	16,411,514
Legal & General Group PLC	4,924,611	16,467,156
Lloyds Banking Group PLC	54,894,792	58,976,497
London Stock Exchange Group PLC	78,098	9,673,552
M&G PLC	4,642,584	16,628,036
Marks & Spencer Group PLC	2,046,822	9,551,550
Melrose Industries PLC	963,751	7,656,206
Mondi PLC	630,814	8,876,302
National Grid PLC	2,854,291	40,143,980
NatWest Group PLC	5,257,330	36,267,490
Next PLC	55,961	9,038,711
Pearson PLC	450,852	6,560,262
Persimmon PLC	625,722	8,986,408
Phoenix Group Holdings PLC	533,364	4,910,899
Prudential PLC	1,601,091	21,384,942
Reckitt Benckiser Group PLC	381,513	28,504,008
RELX PLC	376,173	17,513,557
Rentokil Initial PLC	918,642	4,530,130
Rio Tinto PLC	1,555,942	97,582,063
Rolls-Royce Holdings PLC	274,968	3,975,002
RS Group PLC	229,058	1,748,499
Sage Group PLC	300,381	4,409,341
Serco Group PLC	872,427	2,574,265
Severn Trent PLC	159,787	5,582,663
Shell PLC	10,596,812	389,990,284
Smith & Nephew PLC	608,374	11,367,482
Smiths Group PLC	229,714	7,311,967
SSE PLC	800,781	18,716,788
St. James's Place PLC	142,481	2,442,812
Standard Chartered PLC	1,927,713	36,097,495
Taylor Wimpey PLC	5,083,549	6,575,547
Tesco PLC	10,688,582	61,041,303
Travis Perkins PLC	610,041	4,908,087
Unilever PLC	1,273,963	80,069,658
United Utilities Group PLC	423,765	6,584,069
Vodafone Group PLC	91,025,613	108,665,273
Whitbread PLC	81,150	3,448,106
		2,385,484,393

United States 0.3%
Autoliv, Inc.	66,773	8,284,526
Coronado Global Resources, Inc. (a)	11,659,037	2,785,256
Ferguson Enterprises, Inc.	124,710	28,895,942
Lululemon Athletica, Inc. *	31,038	6,275,884
		46,241,608
Total Common Stocks (Cost $12,317,884,891)		16,993,044,106

PREFERRED STOCKS 1.3% OF NET ASSETS

Germany 0.8%
Bayerische Motoren Werke AG	150,126	14,374,095
Dr. Ing hc F Porsche AG	65,135	3,457,506
FUCHS SE	65,253	3,133,051
Henkel AG & Co. KGaA	98,768	8,330,706
Porsche Automobil Holding SE	95,986	4,088,474
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Volkswagen AG	966,312	112,631,739
		146,015,571

Italy 0.1%
Telecom Italia SpA - RSP *	25,052,718	13,536,050

Republic of Korea 0.4%
Hanwha Corp.	101,107	2,563,583
Hyundai Motor Co.	40,520	4,809,063
Hyundai Motor Co. 2nd	63,994	7,825,197
LG Chem Ltd.	19,856	1,949,537
Samsung Electronics Co. Ltd.	1,212,531	49,364,686
Samsung Fire & Marine Insurance Co. Ltd.	3,481	825,024
		67,337,090

Spain 0.0%
Grifols SA, B Shares	279,678	2,767,854
Total Preferred Stocks (Cost $214,143,072)		229,656,565

RIGHTS 0.0% OF NET ASSETS

Italy 0.0%
Telecom Italia SpA
expires 09/12/25, Strike EUR 0.29*(c)	42,312,137	50
expires 09/12/25, Strike EUR 0.33*(c)	24,979,650	29
		79
Total Rights (Cost $0)		79

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	1,396	7,057
Total Warrants (Cost $0)		7,057

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	15,209,614	15,209,613
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	73,190,494	73,190,494
		88,400,107
Total Short-Term Investments (Cost $88,400,107)		88,400,107
Total Investments in Securities (Cost $12,620,428,070)		17,311,107,914

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/19/25	642	87,347,310	1,218,975

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $68,738,481.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
EUR —	Euro

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	19.1%
Industrials	16.3%
Consumer Discretionary	12.1%
Materials	10.6%
Energy	9.5%
Consumer Staples	7.9%
Information Technology	6.7%
Health Care	6.3%
Communication Services	5.8%
Utilities	4.2%
Real Estate	1.0%
Short-Term Investments	0.5%
Total	100.0%

(a)	Excludes derivatives.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,607,559,713	$—	$—	$14,607,559,713
United Kingdom	2,384,240,471	—	1,243,922	2,385,484,393
Preferred Stocks[1]	229,656,565	—	—	229,656,565
Rights
Italy	—	—	79	79
Warrants
Canada	—	—	7,057	7,057
Short-Term Investments[1]	88,400,107	—	—	88,400,107
Futures Contracts[2]	1,218,975	—	—	1,218,975
Total	$17,311,075,831	$—	$1,251,058	$17,312,326,889

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Assets and Liabilities

As of August 31, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $12,620,428,070) including securities on loan of $68,738,481		$17,311,107,914
Cash		39,164
Foreign currency, at value (cost $11,597,212)		11,644,460
Deposit with broker for futures contracts		6,881,331
Receivables:
Dividends		39,110,771
Foreign tax reclaims		19,338,701
Income from securities on loan	+	215,089
Total assets		17,388,337,430

Liabilities
Collateral held for securities on loan		73,190,494
Payables:
Management fees		3,716,954
Variation margin on futures contracts	+	548,911
Total liabilities		77,456,359
Net assets		$17,310,881,071

Net Assets by Source
Capital received from investors		$12,613,068,409
Total distributable earnings	+	4,697,812,662
Net assets		$17,310,881,071

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$17,310,881,071		411,400,000		$42.08

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Operations

For the period March 1, 2025 through August 31, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $35,334,498)		$365,058,575
Other Interest		121,750
Securities on loan, net	+	2,150,044
Total investment income		367,330,369

Expenses
Management fees		19,664,660
Professional fees	+	41,128 [1]
Total expenses		19,705,788
Expense reduction	–	41,128 [1]
Net expenses	–	19,664,660
Net investment income		347,665,709

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		120,745,136
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		167,067,715
Net realized gains on futures contracts		12,496,390
Net realized gains on foreign currency transactions	+	3,607,447
Net realized gains		303,916,688
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,106,299,474
Net change in unrealized appreciation (depreciation) on futures contracts		(494,395)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1,904,457
Net change in unrealized appreciation (depreciation)		2,107,709,536
Net realized and unrealized gains		2,411,626,224
Increase in net assets resulting from operations		$2,759,291,933

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/25-8/31/25		3/1/24-2/28/25
Net investment income		$347,665,709	$433,886,305
Net realized gains		303,916,688	160,247,386
Net change in unrealized appreciation (depreciation)	+	2,107,709,536	443,597,453
Increase in net assets resulting from operations		$2,759,291,933	$1,037,731,144

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($87,108,000 )	($508,351,970 )

TRANSACTIONS IN FUND SHARES
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,200,000	$752,553,846	41,600,000	$1,453,453,151
Shares redeemed	+	(5,700,000)	(216,454,382)	(3,900,000)	(131,729,313)
Net transactions in fund shares		14,500,000	$536,099,464	37,700,000	$1,321,723,838

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		396,900,000	$14,102,597,674	359,200,000	$12,251,494,662
Total increase	+	14,500,000	3,208,283,397	37,700,000	1,851,103,012
End of period		411,400,000	$17,310,881,071	396,900,000	$14,102,597,674
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 8/31/25*	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21
Per-Share Data
Net asset value at beginning of period	$35.69	$34.37	$32.72	$35.86	$36.11	$28.53
Income (loss) from investment operations:
Net investment income (loss)[1]	0.76	0.96	0.85	0.80	0.73	0.53
Net realized and unrealized gains (losses)	7.79	1.59	1.80	(3.32)	(0.01)	7.66
Total from investment operations	8.55	2.55	2.65	(2.52)	0.72	8.19
Less distributions:
Distributions from net investment income	(0.19)	(1.23)	(1.00)	(0.62)	(0.97)	(0.61)
Net asset value at end of period	$44.05	$35.69	$34.37	$32.72	$35.86	$36.11
Total return	24.01%[2]	7.50%	8.23%	(6.91%)	1.86%	28.97%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%	0.39%	0.39%[4]	0.39%	0.39%
Net investment income (loss)	3.78%[3]	2.71%	2.56%	2.53%	1.90%	1.78%
Portfolio turnover rate[5]	17%[2]	33%	22%	30%	28%	24%
Net assets, end of period (x 1,000,000)	$3,000	$3,141	$3,206	$2,850	$2,686	$2,293

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 4.8%
Accent Group Ltd.	270,285	251,200
ALS Ltd.	194,504	2,366,560
Amotiv Ltd.	100,132	640,946
AMP Ltd.	2,069,017	2,315,633
Ansell Ltd.	138,096	3,067,627
ARB Corp. Ltd.	31,769	831,712
ASX Ltd.	51,300	2,099,834
Austal Ltd. *	373,570	1,899,777
Bank of Queensland Ltd.	504,301	2,399,572
Bapcor Ltd.	439,479	1,144,803
Beach Energy Ltd.	2,505,912	1,968,143
Bega Cheese Ltd.	322,215	1,229,487
Bendigo & Adelaide Bank Ltd.	336,267	2,935,957
Breville Group Ltd. (a)	35,422	781,986
Brickworks Ltd.	18,417	430,566
CAR Group Ltd.	49,755	1,316,914
Challenger Ltd.	256,395	1,399,540
Champion Iron Ltd.	466,658	1,374,424
Charter Hall Group	170,474	2,614,208
Cleanaway Waste Management Ltd.	1,212,489	2,206,136
Cochlear Ltd.	12,964	2,558,633
Collins Foods Ltd.	61,046	388,359
Credit Corp. Group Ltd.	67,452	728,431
Cromwell Property Group	1,152,939	335,796
Dexus	497,945	2,447,546
Domino's Pizza Enterprises Ltd.	54,383	536,753
Eagers Automotive Ltd.	294,921	5,337,163
Elders Ltd.	279,243	1,359,768
Evolution Mining Ltd.	888,888	5,038,190
FleetPartners Group Ltd. *	232,664	429,426
Flight Centre Travel Group Ltd. (a)	69,435	592,151
G8 Education Ltd.	1,351,635	751,948
GPT Group	686,297	2,506,432
GrainCorp Ltd., Class A	565,647	2,958,025
Harvey Norman Holdings Ltd.	651,270	2,936,905
Healius Ltd.	2,028,418	1,141,736
Helia Group Ltd.	293,550	1,066,313
IDP Education Ltd. (a)	91,183	335,397
IGO Ltd.	507,710	1,734,586
Iluka Resources Ltd.	613,342	2,541,067
Inghams Group Ltd.	524,279	929,911
Insignia Financial Ltd. *	538,461	1,589,426
IPH Ltd.	171,187	512,031
IRESS Ltd.	129,378	738,391
Lottery Corp. Ltd.	476,083	1,832,186
Lynas Rare Earths Ltd. *(b)	182,125	1,653,315
Lynas Rare Earths Ltd., ADR *(b)(c)	8,419	76,427
Magellan Financial Group Ltd.	255,837	1,711,291
Mirvac Group	1,363,540	2,106,151
Monadelphous Group Ltd.	123,309	1,732,752
Myer Holdings Ltd.	797,803	347,238
New Hope Corp. Ltd.	694,368	2,013,275
nib holdings Ltd.	433,404	2,178,531
Nickel Industries Ltd.	1,943,737	890,523
Nine Entertainment Co. Holdings Ltd.	2,413,992	2,638,529
NRW Holdings Ltd.	684,958	1,721,491
Nufarm Ltd. *	672,165	1,069,035
oOh!media Ltd.	440,304	484,141
Orora Ltd.	1,739,635	2,368,269
Perenti Ltd.	1,928,226	2,978,376
Perpetual Ltd.	80,358	1,142,874
Perseus Mining Ltd.	676,319	1,673,220
SECURITY	NUMBER OF SHARES	VALUE ($)
Pilbara Minerals Ltd. *	888,979	1,425,500
Premier Investments Ltd.	60,741	888,126
Qantas Airways Ltd.	406,452	3,125,768
Qube Holdings Ltd.	867,428	2,384,473
Ramelius Resources Ltd.	540,629	1,121,678
REA Group Ltd.	5,776	948,992
Reece Ltd. (a)	170,662	1,246,553
Region Group	563,395	899,730
Regis Resources Ltd. *	882,953	2,623,633
Reliance Worldwide Corp. Ltd.	511,176	1,401,826
Ridley Corp. Ltd.	184,178	373,688
Sandfire Resources Ltd. *	217,782	1,784,580
SEEK Ltd.	114,443	2,079,306
Service Stream Ltd.	285,438	388,584
SGH Ltd.	74,242	2,454,351
Sigma Healthcare Ltd.	790,324	1,613,873
Sims Ltd.	204,687	1,906,359
SmartGroup Corp. Ltd.	52,385	310,288
Stanmore Resources Ltd.	275,602	336,412
Star Entertainment Group Ltd. *	5,639,824	387,583
Steadfast Group Ltd.	274,898	1,093,918
Super Retail Group Ltd.	205,541	2,530,445
Tabcorp Holdings Ltd.	3,216,899	2,063,351
TPG Telecom Ltd.	565,332	1,957,352
Treasury Wine Estates Ltd.	285,621	1,463,732
Ventia Services Group Pty. Ltd.	483,042	1,719,861
Vicinity Ltd.	2,228,234	3,777,202
West African Resources Ltd. *(c)	261,798	520,894
Westgold Resources Ltd. *	149,759	337,179
		144,552,270

Austria 0.7%
ANDRITZ AG	56,073	3,947,851
AT&S Austria Technologie & Systemtechnik AG *(a)	26,923	641,297
EVN AG	32,677	895,013
Kontron AG (a)	33,761	965,801
Lenzing AG *(a)	34,341	1,063,187
Mayr Melnhof Karton AG (a)	29,355	2,762,545
Oesterreichische Post AG	31,159	1,050,382
Palfinger AG	29,482	1,273,370
Strabag SE	34,206	3,142,992
Telekom Austria AG	151,519	1,660,023
UNIQA Insurance Group AG	121,142	1,755,443
Verbund AG	14,495	1,034,102
Vienna Insurance Group AG Wiener Versicherung Gruppe	36,878	1,912,240
		22,104,246

Belgium 1.0%
Ackermans & van Haaren NV	14,858	3,853,909
Aedifica SA	12,906	991,740
Azelis Group NV	87,276	1,301,474
Barco NV	76,817	1,261,497
Bekaert SA	82,785	3,720,953
bpost SA *	361,218	902,690
Cofinimmo SA	18,991	1,699,404
Colruyt Group NV	64,861	2,853,065
Deme Group NV	5,399	822,802
D'ieteren Group	7,617	1,650,295
Elia Group SA	20,939	2,396,989
Fagron	35,102	852,553
KBC Ancora	13,614	1,054,909
Lotus Bakeries NV	34	333,101
Melexis NV	14,302	1,131,657
Ontex Group NV *	147,459	1,123,631
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Solvay SA	63,944	2,103,185
Tessenderlo Group SA	30,368	925,966
Titan SA	21,970	951,487
Warehouses De Pauw CVA	38,071	976,801
		30,908,108

Cambodia 0.0%
NagaCorp Ltd. *	799,267	555,684

Canada 7.9%
ADENTRA, Inc.	13,438	336,403
Advantage Energy Ltd. *	145,968	1,181,182
Aecon Group, Inc.	114,002	1,694,731
Air Canada *	173,158	2,459,362
Alamos Gold, Inc., Class A	88,532	2,697,971
Algoma Steel Group, Inc.	321,569	1,564,573
Allied Properties Real Estate Investment Trust	115,249	1,561,332
Altus Group Ltd.	7,684	344,813
Aris Mining Corp. *	72,937	634,835
Aritzia, Inc. *	26,510	1,587,569
Artis Real Estate Investment Trust (a)	68,352	360,442
Athabasca Oil Corp. *	335,374	1,470,521
AtkinsRealis Group, Inc.	38,029	2,615,870
ATS Corp. *	39,135	1,083,734
Badger Infrastructure Solutions Ltd.	25,732	1,080,109
Bausch & Lomb Corp. *	17,389	253,182
Baytex Energy Corp.	1,247,238	2,770,732
Birchcliff Energy Ltd.	420,484	1,932,521
Bird Construction, Inc.	35,890	591,043
Boardwalk Real Estate Investment Trust	6,417	329,134
Bombardier, Inc., Class B *	34,826	4,072,736
Boralex, Inc., Class A	54,641	1,149,373
Boyd Group Services, Inc.	10,814	1,775,987
Brookfield Business Corp., Class A (a)	50,897	1,681,553
Brookfield Infrastructure Corp., Class A (a)	79,396	3,197,931
Brookfield Renewable Corp. (a)	77,640	2,617,689
Brookfield Wealth Solutions Ltd. *	19,411	1,274,132
BRP, Inc.	48,924	3,079,866
CAE, Inc. *	151,339	4,081,782
Cameco Corp.	42,196	3,265,161
Canaccord Genuity Group, Inc. (a)	129,563	959,726
Canada Goose Holdings, Inc. *	32,428	420,422
Canadian Apartment Properties REIT	71,007	2,198,039
Canadian Solar, Inc. *(a)	195,207	1,909,124
Canadian Utilities Ltd., Class A	128,434	3,576,264
Canfor Corp. *	273,719	2,595,740
Capital Power Corp.	40,550	1,691,466
Capstone Copper Corp. *	200,645	1,435,110
Cardinal Energy Ltd. (a)	138,275	734,204
Cargojet, Inc.	11,370	835,100
Cascades, Inc.	316,153	2,263,581
Celestica, Inc. *	43,071	8,391,779
Centerra Gold, Inc.	345,633	2,822,059
CES Energy Solutions Corp.	192,796	1,164,120
Chartwell Retirement Residences	102,968	1,388,956
Chemtrade Logistics Income Fund	185,294	1,761,234
China Gold International Resources Corp. Ltd.	196,337	2,755,218
Choice Properties Real Estate Investment Trust	117,785	1,244,809
Cogeco Communications, Inc.	59,623	2,791,483
Colliers International Group, Inc.	11,113	1,835,371
Crombie Real Estate Investment Trust	99,257	1,087,312
CT Real Estate Investment Trust	27,250	319,748
SECURITY	NUMBER OF SHARES	VALUE ($)
Curaleaf Holdings, Inc. *(a)	134,079	440,436
Definity Financial Corp.	24,235	1,253,099
Descartes Systems Group, Inc. *	8,388	838,525
Dream Industrial Real Estate Investment Trust	87,209	778,748
Dundee Precious Metals, Inc.	122,584	2,273,199
E-L Financial Corp. Ltd.	62,016	697,875
Eldorado Gold Corp. *	101,925	2,527,802
Element Fleet Management Corp.	64,496	1,719,330
Enerflex Ltd.	175,232	1,766,423
Enghouse Systems Ltd.	32,259	537,356
EQB, Inc.	11,090	730,610
Equinox Gold Corp. *	246,457	2,155,904
ERO Copper Corp. *	46,186	663,380
Exchange Income Corp.	39,500	2,065,123
Fiera Capital Corp.	48,071	235,637
First Capital Real Estate Investment Trust	140,414	1,977,936
First Majestic Silver Corp.	71,308	652,858
FirstService Corp.	10,512	2,116,947
Fortuna Mining Corp. *	181,016	1,396,234
GFL Environmental, Inc.	53,688	2,686,453
Gibson Energy, Inc.	199,202	3,776,706
goeasy Ltd.	7,604	1,179,909
Granite Real Estate Investment Trust	23,230	1,323,803
H&R Real Estate Investment Trust	318,871	2,824,190
Hudbay Minerals, Inc.	250,069	3,001,666
IAMGOLD Corp. *	260,158	2,423,556
IGM Financial, Inc.	76,202	2,732,937
Interfor Corp. *	127,781	1,178,271
International Petroleum Corp. *	77,986	1,444,208
Killam Apartment Real Estate Investment Trust	50,199	657,035
Labrador Iron Ore Royalty Corp.	32,806	641,807
Lassonde Industries, Inc., Class A	4,915	760,725
Laurentian Bank of Canada	63,178	1,403,495
Leon's Furniture Ltd.	34,693	754,531
Maple Leaf Foods, Inc.	97,831	2,573,769
Martinrea International, Inc.	140,430	1,060,679
Mattr Corp. *	32,655	272,809
Mullen Group Ltd.	144,499	1,449,253
New Gold, Inc. *	120,653	711,817
NFI Group, Inc. *	96,760	1,299,577
North West Co., Inc.	54,818	2,014,725
Northland Power, Inc. (a)	154,229	2,499,432
Northwest Healthcare Properties Real Estate Investment Trust	190,982	696,908
NuVista Energy Ltd. *	143,021	1,520,891
Obsidian Energy Ltd. *	63,682	392,867
OceanaGold Corp.	178,280	3,259,280
Onex Corp.	6,691	572,630
OR Royalties, Inc.	15,726	505,472
Pan American Silver Corp.	121,812	4,133,596
Paramount Resources Ltd., Class A	73,418	1,091,952
Parex Resources, Inc.	338,130	4,260,642
Pason Systems, Inc.	66,622	570,165
Peyto Exploration & Development Corp. (a)	125,676	1,710,830
Precision Drilling Corp. *	25,417	1,471,759
Premium Brands Holdings Corp.	44,442	3,057,643
RB Global, Inc. (a)	28,786	3,298,245
Richelieu Hardware Ltd.	50,580	1,347,253
RioCan Real Estate Investment Trust	246,521	3,318,189
Russel Metals, Inc.	125,831	3,812,644
Sagicor Financial Co. Ltd.	93,001	552,065
Secure Waste Infrastructure Corp.	253,471	3,025,886
Shopify, Inc., Class A *	18,354	2,593,182
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sienna Senior Living, Inc. (a)	53,952	697,904
SmartCentres Real Estate Investment Trust	70,799	1,390,248
Spin Master Corp.	38,838	639,592
SSR Mining, Inc. *	335,722	6,479,940
Stantec, Inc.	39,542	4,299,377
Stella-Jones, Inc.	50,525	2,878,521
Superior Plus Corp.	425,631	2,250,687
Tamarack Valley Energy Ltd.	335,155	1,315,769
Teekay Tankers Ltd., Class A	24,938	1,226,201
TELUS International CDA, Inc. *	128,321	497,227
TMX Group Ltd.	58,020	2,317,926
Torex Gold Resources, Inc. *	90,622	3,023,704
TransAlta Corp.	256,648	3,153,539
Transcontinental, Inc., Class A	199,974	2,965,491
Trican Well Service Ltd.	91,674	397,958
Wajax Corp.	28,103	487,164
Winpak Ltd.	26,055	793,634
		236,432,890

China 1.3%
Alibaba Health Information Technology Ltd. *(a)	1,815,700	1,271,667
Bosideng International Holdings Ltd.	3,310,753	1,906,820
Budweiser Brewing Co. APAC Ltd.	1,640,655	1,767,800
China Medical System Holdings Ltd.	1,718,237	2,882,885
China Water Affairs Group Ltd.	1,854,904	1,477,575
Chow Tai Fook Jewellery Group Ltd.	2,103,471	3,928,569
FIH Mobile Ltd. *	1,494,469	2,940,687
GCL Technology Holdings Ltd. *	14,259,273	2,286,356
Health & Happiness H&H International Holdings Ltd.	237,429	449,223
Hopson Development Holdings Ltd. *	4,156,300	1,887,325
JOYY, Inc., ADR	81,191	4,389,185
KLN Logistics Group Ltd.	643,097	660,763
Lee & Man Paper Manufacturing Ltd.	4,318,735	1,634,237
Shangri-La Asia Ltd.	478,809	280,682
Towngas Smart Energy Co. Ltd.	1,742,835	896,473
VSTECS Holdings Ltd.	2,131,528	2,982,994
Want Want China Holdings Ltd.	4,325,523	2,996,187
Xinyi Glass Holdings Ltd.	2,728,857	2,978,838
		37,618,266

Cyprus 0.1%
Frontline PLC (a)	100,652	2,103,627

Denmark 1.4%
Alm Brand AS	687,109	1,917,839
D/S Norden AS	90,714	3,240,370
Demant AS *	40,001	1,530,478
Dfds AS *	94,161	1,476,514
FLSmidth & Co. AS	37,588	2,567,460
Genmab AS *	6,546	1,630,020
GN Store Nord AS *	115,092	2,086,265
H Lundbeck AS	282,987	1,790,065
ISS AS	91,608	2,680,474
Jyske Bank AS	26,375	2,833,020
Matas AS	17,980	376,108
Netcompany Group AS *	17,056	649,905
NKT AS *	17,182	1,636,766
NTG Nordic Transport Group AS, Class A *	8,514	245,117
Per Aarsleff Holding AS	20,358	1,995,178
Ringkjoebing Landbobank AS	4,393	993,329
Rockwool AS, B Shares	45,719	1,727,748
SECURITY	NUMBER OF SHARES	VALUE ($)
Royal Unibrew AS	28,175	2,178,098
Scandinavian Tobacco Group AS, A Shares	148,233	2,103,585
Schouw & Co. AS	18,116	1,681,708
Sydbank AS	29,249	2,223,516
Tryg AS	135,197	3,557,342
		41,120,905

Finland 1.3%
Finnair OYJ *	163,431	600,287
Fiskars OYJ Abp	20,040	330,272
Hiab OYJ, B shares	14,791	974,714
Huhtamaki OYJ	94,372	3,353,638
Kalmar OYJ, B Shares	32,775	1,508,438
Kemira OYJ	124,494	2,879,431
Kojamo OYJ *	66,829	818,998
Konecranes OYJ	38,664	3,186,036
Mandatum OYJ	344,940	2,371,640
Metsa Board OYJ, B Shares	315,550	1,157,547
Metso OYJ	165,590	2,140,775
Nokian Renkaat OYJ (a)	386,064	3,633,178
Olvi OYJ, Class A	9,280	325,867
Orion OYJ, B Shares	56,213	4,487,376
Sanoma OYJ	125,178	1,570,703
Terveystalo OYJ	93,267	1,155,008
TietoEVRY OYJ	180,522	3,372,363
Tokmanni Group Corp.	71,366	773,524
Valmet OYJ	133,313	4,629,790
		39,269,585

France 3.7%
Aeroports de Paris SA	17,665	2,322,013
Air France-KLM *	315,993	4,961,802
Altarea SCA	2,854	338,737
Alten SA	33,323	2,570,401
Amundi SA	45,297	3,348,221
Beneteau SACA	65,226	637,498
BioMerieux	18,252	2,535,902
Carmila SA *	50,078	1,008,200
Cie de L'Odet SE	999	1,695,527
Clariane SE *	509,059	2,550,253
Coface SA	95,939	1,806,852
Constellium SE *	269,680	3,907,663
Covivio SA	36,647	2,399,992
Criteo SA, ADR *	61,386	1,524,214
Dassault Aviation SA	5,449	1,722,074
Derichebourg SA	281,985	1,973,779
Edenred SE	103,031	2,978,764
Emeis SA *(a)	132,898	1,899,352
Eramet SA	18,491	1,103,829
Eurazeo SE	18,420	1,205,238
Eutelsat Communications SACA *(a)	238,411	866,481
FDJ UNITED	49,416	1,591,796
Fnac Darty SA	37,072	1,277,917
Gaztransport Et Technigaz SA	8,183	1,526,765
Gecina SA	25,610	2,513,529
Getlink SE	101,548	1,919,620
ICADE	72,330	1,755,895
ID Logistics Group SACA *	1,445	693,463
Imerys SA	68,516	1,751,523
Ipsen SA	21,765	2,955,207
IPSOS SA	46,010	1,911,841
JCDecaux SE	108,362	1,865,782
Klepierre SA	54,820	2,139,321
LISI SA	12,340	655,756
Mercialys SA	71,164	902,944
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mersen SA	18,466	524,150
Metropole Television SA	104,712	1,612,960
Nexans SA	28,961	4,413,629
Nexity SA *	246,712	2,492,140
Opmobility	213,326	3,440,839
Pierre Et Vacances SA *	184,154	336,693
Quadient SA	40,316	754,094
Remy Cointreau SA	19,095	1,171,176
Sartorius Stedim Biotech	6,679	1,367,328
Societe BIC SA	29,970	1,873,265
Societe LDC SADIR	5,975	628,737
SOITEC *	13,944	578,432
Sopra Steria Group	16,447	3,053,242
SPIE SA	95,138	5,271,735
Stef SA	2,787	443,004
Television Francaise 1 SA	226,783	2,239,066
Trigano SA	11,837	2,089,365
Ubisoft Entertainment SA *	204,937	2,242,386
Vallourec SACA	144,075	2,585,247
Verallia SA	78,057	2,238,459
Vicat SACA	37,845	2,648,994
Virbac SACA	2,417	947,748
Vivendi SE *	220,562	788,961
Worldline SA *(a)	179,093	595,344
		111,155,145

Germany 3.7%
AIXTRON SE	48,752	715,300
Auto1 Group SE *	103,077	3,486,831
BayWa AG *(a)	65,638	744,475
Bechtle AG	87,705	3,985,210
Bilfinger SE	29,738	3,082,277
CANCOM SE	40,928	1,099,447
Carl Zeiss Meditec AG, Bearer Shares	20,675	1,043,023
Ceconomy AG *	634,007	3,302,367
Cewe Stiftung & Co. KGaA	7,300	821,995
CTS Eventim AG & Co. KGaA	7,620	713,983
Delivery Hero SE *	41,277	1,095,778
Deutsche Pfandbriefbank AG	280,105	1,732,755
Deutz AG	291,618	3,034,502
Duerr AG	76,826	1,906,406
DWS Group GmbH & Co. KGaA	25,110	1,559,206
Evotec SE *	50,197	352,533
Fielmann Group AG	15,597	947,501
Fraport AG Frankfurt Airport Services Worldwide *	23,025	1,971,448
Gerresheimer AG	25,659	1,295,060
Grenke AG	37,554	741,114
Hella GmbH & Co. KGaA	6,317	617,403
HelloFresh SE *	327,553	2,897,742
Hensoldt AG	14,488	1,503,344
HOCHTIEF AG	10,580	2,677,396
Hornbach Holding AG & Co. KGaA	27,123	3,301,736
HUGO BOSS AG	58,173	2,865,970
Indus Holding AG	35,887	943,028
Jenoptik AG	43,753	870,619
JOST Werke SE	19,898	1,220,428
Kloeckner & Co. SE	618,954	4,267,219
Knorr-Bremse AG	42,521	4,439,557
Krones AG	11,363	1,747,671
LEG Immobilien SE	29,320	2,455,528
Mutares SE & Co. KGaA (a)	34,469	1,151,877
Nemetschek SE	6,026	832,305
Nordex SE *	56,224	1,375,433
ProSiebenSat.1 Media SE	445,037	4,388,714
Rational AG	1,050	782,889
SAF-Holland SE	62,357	1,161,982
SECURITY	NUMBER OF SHARES	VALUE ($)
Salzgitter AG	147,210	3,839,050
Scout24 SE	16,480	2,135,385
Siltronic AG	29,972	1,245,419
Sixt SE	15,709	1,554,653
Stabilus SE	43,802	1,212,541
Stroeer SE & Co. KGaA	21,123	1,026,065
Suedzucker AG (a)	129,261	1,516,026
TAG Immobilien AG	109,391	1,959,045
Takkt AG	30,877	173,479
Talanx AG	36,917	5,090,295
TeamViewer SE *	52,647	558,615
Traton SE (a)	85,975	3,180,025
TUI AG *	287,292	2,941,735
United Internet AG	175,358	5,603,502
Wacker Chemie AG	37,162	2,836,077
Wacker Neuson SE	45,943	1,349,784
Wuestenrot & Wuerttembergische AG	85,247	1,392,951
		110,746,699

Guernsey 0.0%
Burford Capital Ltd.	57,805	802,061
Sirius Real Estate Ltd.	278,109	381,751
		1,183,812

Hong Kong 3.0%
ASMPT Ltd.	315,081	2,849,363
Bank of East Asia Ltd.	1,341,769	2,211,655
Brightoil Petroleum Holdings Ltd. *(c)	2,380,161	0
Cafe de Coral Holdings Ltd.	346,980	312,893
Cathay Pacific Airways Ltd.	1,119,536	1,538,027
CK Infrastructure Holdings Ltd.	119,085	798,141
Cowell e Holdings, Inc. *	98,028	435,074
Crystal International Group Ltd.	508,838	449,713
CTF Services Ltd.	894,507	891,541
Dah Sing Financial Holdings Ltd.	264,229	1,199,832
DFI Retail Group Holdings Ltd.	479,952	1,526,247
Fortune Real Estate Investment Trust	1,351,462	835,579
Futu Holdings Ltd., ADR	15,381	2,854,714
Galaxy Entertainment Group Ltd.	400,165	2,104,551
Grand Pharmaceutical Group Ltd. (a)	1,124,568	1,355,970
Hang Lung Group Ltd.	1,577,119	2,761,427
Hang Lung Properties Ltd.	1,807,232	1,836,012
Henderson Land Development Co. Ltd.	858,827	2,963,429
HK Electric Investments & HK Electric Investments Ltd.	1,819,875	1,400,649
HKBN Ltd.	2,296,815	1,487,832
Hongkong Land Holdings Ltd.	814,834	5,051,971
Hysan Development Co. Ltd.	651,678	1,223,801
Johnson Electric Holdings Ltd.	1,070,260	3,918,139
Kerry Properties Ltd.	1,140,734	2,947,002
Kingboard Laminates Holdings Ltd.	1,645,676	2,797,028
Luk Fook Holdings International Ltd.	711,087	2,220,137
Man Wah Holdings Ltd.	1,985,705	1,202,246
Melco Resorts & Entertainment Ltd., ADR *	285,650	2,839,361
MTR Corp. Ltd.	498,300	1,684,895
Nine Dragons Paper Holdings Ltd. *	7,556,701	5,476,678
PAX Global Technology Ltd.	1,503,304	1,251,492
PCCW Ltd.	5,536,629	3,735,663
Sino Biopharmaceutical Ltd.	7,804,739	8,119,247
Sino Land Co. Ltd.	2,171,145	2,578,911
SJM Holdings Ltd. *	849,811	316,124
Skyworth Group Ltd. *	4,370,460	1,945,329
Stella International Holdings Ltd.	713,500	1,543,079
Swire Properties Ltd.	669,981	1,815,068
United Energy Group Ltd.	7,497,412	528,945
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Laboratories International Holdings Ltd.	826,320	1,625,961
Vitasoy International Holdings Ltd.	724,033	847,941
VTech Holdings Ltd.	240,852	1,941,744
Wharf Holdings Ltd.	649,211	1,858,731
Wharf Real Estate Investment Co. Ltd.	741,457	2,149,468
		89,431,610

Indonesia 0.2%
First Pacific Co. Ltd.	5,844,251	5,000,244

Ireland 0.5%
AIB Group PLC	259,405	2,107,216
Alkermes PLC *	30,328	878,602
Cairn Homes PLC	482,746	1,237,902
Cimpress PLC *	16,068	1,014,132
Dalata Hotel Group PLC	59,685	445,016
Dole PLC	141,935	2,089,283
Glanbia PLC	141,033	2,347,425
Glenveagh Properties PLC *	311,209	711,055
Grafton Group PLC	272,989	3,223,872
Greencore Group PLC	301,281	1,015,579
Uniphar PLC	149,385	708,163
		15,778,245

Israel 2.2%
Alony Hetz Properties & Investments Ltd.	104,032	1,181,987
Ashtrom Group Ltd.	22,088	450,273
Azrieli Group Ltd.	8,765	838,618
Bezeq The Israeli Telecommunication Corp. Ltd.	1,846,874	3,393,294
Cellcom Israel Ltd. *	157,608	1,427,381
Clal Insurance Enterprises Holdings Ltd.	43,504	2,229,474
Delek Automotive Systems Ltd.	112,316	872,455
Delek Group Ltd.	15,620	3,432,591
Delta Galil Ltd.	13,563	708,453
Elbit Systems Ltd.	7,887	3,812,917
Elco Ltd.	16,315	870,250
Electra Ltd.	1,240	737,538
Equital Ltd. *	23,904	1,049,916
Fattal Holdings 1998 Ltd. *	2,444	397,523
FIBI Holdings Ltd.	22,564	1,708,888
First International Bank of Israel Ltd.	27,651	1,958,566
Formula Systems 1985 Ltd.	10,846	1,391,847
Fox Wizel Ltd.	4,687	438,353
G City Ltd.	118,483	449,554
Harel Insurance Investments & Financial Services Ltd.	91,380	3,040,946
Inmode Ltd. *	21,801	325,707
Isracard Ltd.	193,920	780,423
Israel Corp. Ltd.	14,424	4,658,565
Melisron Ltd.	3,626	425,313
Mivne Real Estate KD Ltd.	227,524	834,707
Mizrahi Tefahot Bank Ltd.	37,114	2,424,664
Nice Ltd. *	19,117	2,711,607
Nova Ltd. *	1,515	398,960
Oil Refineries Ltd.	7,413,747	1,839,832
Partner Communications Co. Ltd.	141,622	1,323,677
Paz Retail & Energy Ltd.	8,863	1,671,344
Phoenix Financial Ltd.	129,779	4,602,051
Plus500 Ltd.	77,687	3,182,358
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,091	826,319
Shikun & Binui Ltd. *	236,502	1,043,012
SECURITY	NUMBER OF SHARES	VALUE ($)
Shufersal Ltd.	234,399	2,904,976
Strauss Group Ltd.	44,506	1,167,824
Taboola.com Ltd. *	93,013	310,663
Tower Semiconductor Ltd. *	65,533	3,967,778
		65,790,604

Italy 2.1%
ACEA SpA	55,257	1,307,795
Amplifon SpA	51,411	936,648
Azimut Holding SpA	89,532	3,213,081
Banca Generali SpA	31,112	1,812,089
Banca Mediolanum SpA	147,778	2,988,992
Banca Monte dei Paschi di Siena SpA	261,221	2,398,069
Banca Popolare di Sondrio SpA	187,167	2,703,434
BFF Bank SpA *	117,159	1,534,536
Buzzi SpA	62,509	3,173,974
CIR SpA-Compagnie Industriali *	785,789	578,533
Danieli & C Officine Meccaniche SpA	14,659	686,334
De' Longhi SpA	42,623	1,493,713
DiaSorin SpA	9,961	1,004,803
Enav SpA	218,783	1,077,095
ERG SpA	42,268	1,022,147
FinecoBank Banca Fineco SpA	154,599	3,392,964
Hera SpA	467,811	2,011,782
Infrastrutture Wireless Italiane SpA	88,155	1,069,001
Interpump Group SpA	45,200	2,148,007
Iren SpA	1,104,019	3,336,599
Italgas SpA	488,996	4,398,661
Lottomatica Group SpA	18,179	494,087
Maire SpA	37,319	539,034
Nexi SpA	350,178	2,222,387
OVS SpA	262,661	1,267,287
Piaggio & C SpA (a)	319,022	745,710
Pirelli & C SpA	461,779	3,163,077
PRADA SpA	197,502	1,160,815
Recordati Industria Chimica e Farmaceutica SpA	34,092	2,104,972
Reply SpA	7,169	1,032,971
Saipem SpA	660,045	1,854,198
Salvatore Ferragamo SpA *	102,368	563,402
Sesa SpA	6,860	595,397
SOL SpA	16,642	1,007,088
Technogym SpA	55,447	946,901
Webuild SpA	306,049	1,379,186
		61,364,769

Japan 32.8%
& ST HD Co. Ltd. (a)	44,181	910,250
77 Bank Ltd.	35,939	1,397,417
ABC-Mart, Inc. (a)	80,258	1,599,967
Acom Co. Ltd.	455,484	1,435,709
Activia Properties, Inc.	1,118	1,031,004
ADEKA Corp.	144,417	3,250,796
Advance Residence Investment Corp.	1,027	1,140,140
AEON Financial Service Co. Ltd. (a)	183,623	1,860,305
AEON REIT Investment Corp.	1,177	1,054,150
Aica Kogyo Co. Ltd.	78,857	2,035,539
Aichi Steel Corp.	42,260	832,680
Aiful Corp.	185,614	595,431
Ain Holdings, Inc.	58,981	2,456,052
Aisan Industry Co. Ltd.	79,970	1,068,627
ALSOK Co. Ltd.	490,734	3,765,107
Amano Corp.	59,050	1,700,013
Anritsu Corp.	192,198	2,282,290
AOKI Holdings, Inc.	76,585	933,677
Aoyama Trading Co. Ltd.	107,400	1,792,865
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aozora Bank Ltd. (a)	101,957	1,590,897
Arata Corp.	124,295	2,581,984
ARCLANDS Corp.	98,202	1,210,595
Arcs Co. Ltd. (a)	179,894	3,700,186
ARE Holdings, Inc.	126,095	1,764,858
Artience Co. Ltd.	77,526	1,628,930
As One Corp.	44,443	765,512
Asahi Intecc Co. Ltd.	62,479	1,079,154
Asics Corp.	144,351	3,931,617
ASKUL Corp.	64,731	667,921
Autobacs Seven Co. Ltd.	166,212	1,768,249
Axial Retailing, Inc.	127,095	998,928
Azbil Corp.	376,071	3,802,332
Bando Chemical Industries Ltd.	36,102	492,999
BayCurrent, Inc.	22,341	1,274,042
Belc Co. Ltd.	26,483	1,329,336
Bic Camera, Inc. (a)	170,315	1,839,158
BIPROGY, Inc.	71,523	3,100,588
BML, Inc.	57,609	1,394,858
Bunka Shutter Co. Ltd.	98,263	1,746,080
Calbee, Inc.	98,866	1,801,573
Canon Marketing Japan, Inc.	76,195	2,972,033
Capcom Co. Ltd.	63,611	1,735,141
Casio Computer Co. Ltd.	376,780	3,108,932
Central Glass Co. Ltd.	40,653	934,472
Chiba Bank Ltd.	312,722	3,247,027
Chudenko Corp.	48,840	1,288,983
Chugin Financial Group, Inc.	95,014	1,370,609
Chugoku Marine Paints Ltd.	42,607	1,028,720
Citizen Watch Co. Ltd.	382,130	2,641,662
CKD Corp.	72,371	1,216,493
Colowide Co. Ltd.	51,622	686,653
Concordia Financial Group Ltd.	561,488	4,304,136
Cosmos Pharmaceutical Corp.	57,191	3,464,374
Create SD Holdings Co. Ltd.	54,240	1,270,803
Credit Saison Co. Ltd.	131,744	3,389,946
CyberAgent, Inc.	462,740	5,657,199
Daicel Corp.	426,938	3,976,419
Dai-Dan Co. Ltd.	36,653	1,445,400
Daido Steel Co. Ltd.	410,869	3,553,915
Daihen Corp.	23,613	1,264,078
Daiichikosho Co. Ltd.	96,676	1,111,453
Daio Paper Corp.	368,744	2,195,009
Daiseki Co. Ltd.	31,279	761,603
Daishi Hokuetsu Financial Group, Inc.	50,806	1,377,203
Daiwa House REIT Investment Corp. (a)	2,078	1,796,003
Daiwa Office Investment Corp.	333	828,956
Daiwa Securities Living Investments Corp.	1,019	746,769
DCM Holdings Co. Ltd. (a)	263,783	2,653,550
DeNA Co. Ltd.	51,692	787,746
Denka Co. Ltd.	138,906	2,122,497
Dexerials Corp.	80,504	1,107,838
DMG Mori Co. Ltd.	128,803	2,719,491
Doshisha Co. Ltd.	22,978	408,463
Doutor Nichires Holdings Co. Ltd.	50,358	880,429
DTS Corp.	34,541	1,228,020
Duskin Co. Ltd.	56,622	1,515,190
DyDo Group Holdings, Inc.	35,213	591,420
Eagle Industry Co. Ltd.	54,226	932,543
Earth Corp.	29,371	1,038,212
EDION Corp.	288,955	3,981,311
Eizo Corp.	25,209	385,282
Elecom Co. Ltd.	65,820	828,438
Exedy Corp.	74,385	2,700,303
Ezaki Glico Co. Ltd.	88,945	2,972,608
FCC Co. Ltd.	80,156	1,716,946
Ferrotec Corp.	86,606	2,300,449
SECURITY	NUMBER OF SHARES	VALUE ($)
Food & Life Cos. Ltd.	56,282	3,268,630
FP Corp.	59,015	1,057,507
Frontier Real Estate Investment Corp.	1,298	773,540
Fuji Co. Ltd.	74,764	1,021,974
Fuji Corp.	134,490	2,533,166
Fuji Media Holdings, Inc.	88,920	2,005,810
Fuji Oil Co. Ltd.	82,384	2,050,272
Fuji Seal International, Inc.	73,985	1,458,788
Fujimi, Inc.	17,814	254,182
Fujitec Co. Ltd.	40,005	1,533,990
Fukuda Denshi Co. Ltd.	22,582	1,038,164
Fukuoka Financial Group, Inc.	99,089	3,012,657
Fukuyama Transporting Co. Ltd.	67,749	1,619,608
Furukawa Co. Ltd.	64,221	1,233,463
Futaba Industrial Co. Ltd.	177,536	1,151,127
Fuyo General Lease Co. Ltd.	68,926	2,057,100
Geo Holdings Corp.	54,335	614,310
Glory Ltd.	116,425	3,040,966
GLP J-Reit (a)	1,567	1,466,411
GMO internet group, Inc.	46,928	1,264,092
Godo Steel Ltd.	12,800	361,355
Goldwin, Inc.	18,084	894,809
GS Yuasa Corp.	193,282	4,399,445
G-Tekt Corp.	56,685	764,036
GungHo Online Entertainment, Inc.	58,443	1,104,974
Gunma Bank Ltd.	185,418	1,960,575
Gunze Ltd.	36,309	927,354
H.U. Group Holdings, Inc.	143,221	3,579,915
H2O Retailing Corp.	193,508	2,746,608
Hachijuni Bank Ltd.	196,554	1,935,754
Hakuhodo DY Holdings, Inc.	259,698	2,095,095
Hamakyorex Co. Ltd.	49,744	510,568
Hamamatsu Photonics KK	236,309	2,510,758
Happinet Corp.	32,247	1,522,028
Hazama Ando Corp.	280,228	3,271,315
Heiwa Corp.	64,764	961,590
Heiwa Real Estate Co. Ltd.	21,094	325,982
Heiwado Co. Ltd.	122,140	2,363,356
Hikari Tsushin, Inc.	11,502	3,082,606
Hino Motors Ltd. *(a)	523,350	1,375,877
Hirogin Holdings, Inc.	153,754	1,481,253
Hirose Electric Co. Ltd.	22,270	2,913,718
Hisamitsu Pharmaceutical Co., Inc.	46,669	1,337,214
Hogy Medical Co. Ltd.	23,756	854,294
Hokkaido Electric Power Co., Inc.	651,478	5,173,665
Hokkoku Financial Holdings, Inc.	19,403	815,369
Hokuetsu Corp. (a)	174,152	1,213,400
Hokuhoku Financial Group, Inc.	98,459	2,513,362
Hokuriku Electric Power Co.	441,086	2,720,569
Horiba Ltd.	38,172	2,885,811
Hoshizaki Corp.	73,217	2,839,418
Hosiden Corp.	126,340	1,979,104
House Foods Group, Inc.	99,233	1,914,033
Hulic Co. Ltd.	364,790	3,928,030
Hyakugo Bank Ltd.	156,412	888,456
Ibiden Co. Ltd.	68,876	3,397,242
Idec Corp.	20,212	336,718
IDOM, Inc. (a)	154,005	1,056,244
Iino Kaiun Kaisha Ltd.	121,443	990,899
Inaba Denki Sangyo Co. Ltd.	94,679	2,681,255
Inabata & Co. Ltd.	151,782	3,576,814
Industrial & Infrastructure Fund Investment Corp.	1,061	936,527
INFRONEER Holdings, Inc.	441,072	4,423,487
Internet Initiative Japan, Inc.	84,177	1,592,956
Invincible Investment Corp.	1,739	791,181
Ito En Ltd.	90,820	2,088,875
Itochu Enex Co. Ltd.	177,872	2,345,378
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Itoham Yonekyu Holdings, Inc.	120,416	4,633,750
Iyogin Holdings, Inc.	117,063	1,637,646
Izumi Co. Ltd. (a)	140,758	3,108,995
J Front Retailing Co. Ltd. (a)	263,684	4,126,994
Jaccs Co. Ltd.	52,294	1,529,731
JAFCO Group Co. Ltd.	68,568	1,203,472
Japan Airport Terminal Co. Ltd.	20,502	709,349
Japan Aviation Electronics Industry Ltd.	95,060	1,639,959
Japan Excellent, Inc.	769	766,250
Japan Exchange Group, Inc.	280,369	2,956,931
Japan Hotel REIT Investment Corp.	1,368	805,939
Japan Lifeline Co. Ltd.	33,365	329,276
Japan Logistics Fund, Inc.	1,005	670,799
Japan Metropolitan Fund Invest (a)	3,505	2,671,272
Japan Petroleum Exploration Co. Ltd.	291,063	2,408,592
Japan Prime Realty Investment Corp.	1,772	1,247,913
Japan Pulp & Paper Co. Ltd.	154,993	733,663
Japan Real Estate Investment Corp.	2,916	2,540,142
Japan Steel Works Ltd.	44,626	2,733,637
Japan Wool Textile Co. Ltd.	100,185	1,093,113
Jeol Ltd.	31,608	1,008,571
JGC Holdings Corp.	422,677	4,060,520
Joyful Honda Co. Ltd.	88,691	1,287,250
Juroku Financial Group, Inc.	26,359	980,215
JVCKenwood Corp.	203,821	1,721,356
Kadokawa Corp.	65,572	1,513,973
Kaga Electronics Co. Ltd.	119,017	2,808,744
Kagome Co. Ltd.	72,784	1,426,928
Kakaku.com, Inc.	51,989	975,336
Kaken Pharmaceutical Co. Ltd.	37,652	975,759
Kameda Seika Co. Ltd.	11,286	318,614
Kamigumi Co. Ltd.	133,678	4,026,045
Kanadevia Corp.	347,472	2,345,273
Kanamoto Co. Ltd.	90,095	2,153,812
Kandenko Co. Ltd.	156,642	4,243,977
Kanematsu Corp.	176,583	3,753,554
Kansai Paint Co. Ltd.	119,735	2,031,397
Katitas Co. Ltd.	47,706	876,302
Kato Sangyo Co. Ltd.	103,462	4,051,807
KDX Realty Investment Corp.	1,014	1,168,526
Keihan Holdings Co. Ltd.	92,041	2,016,032
Keikyu Corp.	213,407	2,252,165
Keio Corp.	97,370	2,461,026
Keisei Electric Railway Co. Ltd.	207,225	1,920,880
Kewpie Corp.	84,239	2,373,552
KH Neochem Co. Ltd.	34,013	650,724
Kinden Corp.	153,247	5,502,593
Kitz Corp.	149,596	1,533,404
Kiyo Bank Ltd.	48,082	951,979
Kobayashi Pharmaceutical Co. Ltd.	38,710	1,403,658
Kobe Bussan Co. Ltd.	57,503	1,613,178
Koei Tecmo Holdings Co. Ltd.	51,156	675,750
Kohnan Shoji Co. Ltd. (a)	60,611	1,645,053
Kokusai Electric Corp.	63,238	1,237,626
Kokuyo Co. Ltd.	482,220	3,003,180
Komeri Co. Ltd.	76,656	1,738,563
Konami Group Corp.	29,911	4,564,318
Konishi Co. Ltd.	51,322	454,759
Konoike Transport Co. Ltd.	66,480	1,546,257
Kose Corp.	41,602	1,615,628
Kumagai Gumi Co. Ltd.	81,985	2,652,333
Kumiai Chemical Industry Co. Ltd.	148,693	850,687
Kurabo Industries Ltd.	12,665	658,157
Kureha Corp.	91,376	2,383,586
Kurita Water Industries Ltd.	93,472	3,212,394
Kusuri No. Aoki Holdings Co. Ltd.	44,731	1,192,116
KYB Corp.	102,163	2,654,533
Kyoei Steel Ltd.	38,974	605,746
SECURITY	NUMBER OF SHARES	VALUE ($)
Kyokuto Kaihatsu Kogyo Co. Ltd.	55,882	1,048,941
Kyorin Pharmaceutical Co. Ltd.	42,768	442,463
Kyoritsu Maintenance Co. Ltd.	34,902	797,285
Kyoto Financial Group, Inc.	79,677	1,593,540
Kyowa Kirin Co. Ltd.	177,727	3,080,642
Kyudenko Corp.	71,592	3,465,867
Kyushu Financial Group, Inc.	226,204	1,350,214
Kyushu Railway Co.	127,746	3,540,259
Lasertec Corp.	8,727	930,504
Leopalace21 Corp.	110,516	523,883
Life Corp. (a)	153,247	2,568,642
Lintec Corp.	82,988	1,955,651
Lion Corp.	305,842	3,279,743
M3, Inc.	209,144	3,113,123
Mabuchi Motor Co. Ltd.	114,943	1,981,020
Macnica Holdings, Inc.	279,628	3,864,228
Makino Milling Machine Co. Ltd.	27,616	2,170,534
Maruha Nichiro Corp.	162,834	3,653,160
Marui Group Co. Ltd.	111,304	2,408,396
Maruichi Steel Tube Ltd.	97,526	2,529,399
Maruwa Co. Ltd.	2,557	708,628
Maruzen Showa Unyu Co. Ltd.	25,124	1,247,430
Max Co. Ltd.	30,642	1,183,314
Maxell Ltd.	40,235	568,346
McDonald's Holdings Co. Japan Ltd.	63,300	2,823,872
MCJ Co. Ltd.	119,181	1,159,138
Mebuki Financial Group, Inc.	566,235	3,528,725
Megachips Corp.	9,460	373,052
Megmilk Snow Brand Co. Ltd.	175,456	3,391,412
Meidensha Corp.	51,170	2,045,754
Meiko Electronics Co. Ltd.	16,595	1,107,652
MEITEC Group Holdings, Inc.	58,577	1,303,396
Menicon Co. Ltd.	82,467	677,372
Milbon Co. Ltd.	15,504	263,777
Mirait One Corp.	220,229	4,269,585
Mitsubishi HC Capital, Inc.	189,622	1,563,340
Mitsubishi Logisnext Co. Ltd.	24,084	305,264
Mitsubishi Logistics Corp.	308,351	2,582,105
Mitsubishi Pencil Co. Ltd.	42,722	576,416
Mitsuboshi Belting Ltd.	30,171	771,613
Mitsui E&S Co. Ltd.	123,888	3,881,388
Mitsui Fudosan Accommodations Fund, Inc.	939	789,188
Mitsui High-Tec, Inc.	64,087	373,632
Mitsui-Soko Holdings Co. Ltd.	108,230	3,084,914
Mitsuuroko Group Holdings Co. Ltd.	93,063	1,367,819
Miura Co. Ltd.	66,885	1,294,196
MIXI, Inc.	53,200	1,186,651
Mizuho Leasing Co. Ltd.	142,117	1,237,988
Mizuno Corp.	67,081	1,184,683
Mochida Pharmaceutical Co. Ltd.	35,974	761,990
Modec, Inc.	29,722	1,613,379
MonotaRO Co. Ltd.	58,422	1,013,656
Morinaga & Co. Ltd.	95,863	1,744,566
Morinaga Milk Industry Co. Ltd.	167,952	3,773,701
Morita Holdings Corp.	25,376	382,476
MOS Food Services, Inc.	12,322	333,594
Musashi Seimitsu Industry Co. Ltd.	80,108	1,808,670
Nabtesco Corp.	173,955	3,711,909
Nachi-Fujikoshi Corp.	29,305	690,586
Nagoya Railroad Co. Ltd.	155,855	1,787,038
Nakanishi, Inc.	42,886	615,724
Nankai Electric Railway Co. Ltd.	121,129	2,183,746
Nexon Co. Ltd.	190,921	4,362,608
Nextage Co. Ltd.	78,178	1,162,354
NHK Spring Co. Ltd.	149,853	1,895,808
Nichias Corp.	65,218	2,538,538
Nichicon Corp.	119,167	1,120,044
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nichiha Corp.	48,158	954,468
Nichireki Group Co. Ltd.	23,357	445,426
Nifco, Inc.	123,674	3,588,294
Nihon Kohden Corp.	181,724	2,040,334
Nihon M&A Center Holdings, Inc.	195,008	1,000,109
Nihon Parkerizing Co. Ltd.	135,369	1,312,893
Nikkiso Co. Ltd.	75,528	770,069
Nikkon Holdings Co. Ltd.	129,058	2,798,711
Nippn Corp.	130,675	2,020,312
Nippon Building Fund, Inc.	3,081	2,983,948
Nippon Densetsu Kogyo Co. Ltd.	73,572	1,365,460
Nippon Electric Glass Co. Ltd.	136,201	4,192,941
Nippon Gas Co. Ltd.	101,133	1,953,091
Nippon Kayaku Co. Ltd.	262,187	2,558,924
Nippon Light Metal Holdings Co. Ltd.	302,107	4,246,885
Nippon Paint Holdings Co. Ltd.	550,443	4,024,523
Nippon Prologis REIT, Inc.	2,432	1,416,217
Nippon Sanso Holdings Corp.	56,548	2,074,357
Nippon Seiki Co. Ltd.	105,132	1,277,408
Nippon Shinyaku Co. Ltd.	82,592	1,759,000
Nippon Shokubai Co. Ltd.	242,519	3,066,484
Nippon Soda Co. Ltd.	80,106	1,923,199
Nippon Television Holdings, Inc.	174,991	4,618,356
Nipro Corp.	288,213	2,953,288
Nishimatsu Construction Co. Ltd.	47,663	1,661,428
Nishimatsuya Chain Co. Ltd.	60,557	879,742
Nishi-Nippon Financial Holdings, Inc.	87,244	1,477,785
Nishi-Nippon Railroad Co. Ltd.	129,726	1,975,157
Nissan Chemical Corp.	112,418	4,008,229
Nissha Co. Ltd.	46,456	431,258
Nisshin Oillio Group Ltd.	62,491	2,204,688
Nisshinbo Holdings, Inc.	493,729	3,907,462
Nitta Corp.	13,156	369,613
Nittetsu Mining Co. Ltd.	15,285	884,880
Nitto Boseki Co. Ltd.	20,260	745,132
Nitto Kogyo Corp.	48,568	1,166,029
NOF Corp.	172,622	3,246,693
Nojima Corp.	133,594	3,011,722
NOK Corp.	224,261	3,937,646
Nomura Co. Ltd.	136,658	967,054
Nomura Real Estate Holdings, Inc.	612,717	3,814,641
Nomura Real Estate Master Fund, Inc. (a)	2,330	2,554,946
Noritake Co. Ltd.	47,124	1,450,710
Noritz Corp.	41,282	548,271
North Pacific Bank Ltd.	270,761	1,290,875
NPR-RIKEN Corp.	27,840	560,118
NS Solutions Corp.	43,089	1,028,619
NS United Kaiun Kaisha Ltd.	15,526	527,667
NSD Co. Ltd.	36,471	825,177
NTN Corp.	1,809,880	4,054,279
NTT UD REIT Investment Corp.	767	710,451
Obic Co. Ltd.	53,815	1,917,658
Odakyu Electric Railway Co. Ltd.	307,607	3,531,222
Okamoto Industries, Inc.	9,764	337,825
Okamura Corp.	126,788	2,057,795
Oki Electric Industry Co. Ltd.	147,605	1,553,208
Okinawa Cellular Telephone Co.	11,004	376,980
OKUMA Corp.	77,497	1,857,922
Okumura Corp.	52,759	1,739,169
Onward Holdings Co. Ltd.	120,227	525,699
Open House Group Co. Ltd.	87,767	4,519,709
Open Up Group, Inc.	29,351	367,025
Oracle Corp. Japan	13,259	1,379,406
Organo Corp.	6,573	504,531
Orient Corp.	76,164	523,409
Oriental Land Co. Ltd.	144,863	3,471,976
Orix JREIT, Inc. (a)	2,804	1,871,561
SECURITY	NUMBER OF SHARES	VALUE ($)
Osaka Soda Co. Ltd.	79,494	1,030,322
OSG Corp.	125,916	1,736,625
Pacific Industrial Co. Ltd.	83,244	1,303,443
PALTAC Corp.	110,226	3,401,560
Paramount Bed Holdings Co. Ltd.	50,570	899,979
Park24 Co. Ltd.	103,730	1,430,637
Pasona Group, Inc.	23,097	327,676
Penta-Ocean Construction Co. Ltd.	612,029	4,449,794
Pigeon Corp.	161,572	1,981,341
Pilot Corp.	42,907	1,319,721
Piolax, Inc.	20,047	250,954
Pola Orbis Holdings, Inc.	123,432	1,087,412
Prima Meat Packers Ltd.	94,948	1,526,152
Raito Kogyo Co. Ltd.	75,291	1,692,221
Raiznext Corp.	46,366	601,266
Rakuten Group, Inc. *	235,077	1,468,020
Relo Group, Inc.	70,618	839,288
Resorttrust, Inc.	103,615	1,329,899
Restar Corp.	26,563	472,915
Retail Partners Co. Ltd. (a)	57,861	561,566
Ricoh Leasing Co. Ltd.	9,964	382,748
Rinnai Corp.	126,501	3,158,540
Rohto Pharmaceutical Co. Ltd.	119,996	2,058,300
Round One Corp.	96,854	998,060
Ryobi Ltd.	59,056	1,071,113
S Foods, Inc.	39,339	723,682
Saizeriya Co. Ltd.	22,456	815,191
Sakai Moving Service Co. Ltd.	18,781	373,637
Sakata INX Corp.	99,068	1,526,251
Sakata Seed Corp.	31,860	777,920
San-A Co. Ltd.	74,235	1,441,471
San-Ai Obbli Co. Ltd.	223,028	3,171,684
Sangetsu Corp.	67,862	1,423,565
San-In Godo Bank Ltd.	96,679	887,610
Sanken Electric Co. Ltd. *	27,529	1,550,211
Sanki Engineering Co. Ltd.	70,255	2,392,474
Sankyo Co. Ltd.	113,400	2,295,418
Santen Pharmaceutical Co. Ltd.	335,109	3,566,203
Sanyo Chemical Industries Ltd.	17,518	511,252
Sanyo Denki Co. Ltd.	13,071	890,243
Sapporo Holdings Ltd.	44,101	2,264,747
Sawai Group Holdings Co. Ltd.	130,602	1,666,938
SBI Holdings, Inc.	41,734	1,989,418
SBS Holdings, Inc.	17,369	420,547
SCREEN Holdings Co. Ltd.	53,066	4,112,999
SCSK Corp.	106,062	3,401,641
Sega Sammy Holdings, Inc.	134,524	2,814,628
Seibu Holdings, Inc.	102,433	3,730,354
Seiko Group Corp.	37,360	1,646,308
Seino Holdings Co. Ltd.	127,236	1,993,140
Seiren Co. Ltd.	60,165	1,243,663
Sekisui House Reit, Inc.	1,734	954,246
Sekisui Jushi Corp.	27,432	408,234
Senko Group Holdings Co. Ltd.	261,100	3,593,959
Seria Co. Ltd.	78,000	1,596,390
Seven Bank Ltd.	577,538	1,141,899
Sharp Corp. *	212,391	1,287,148
Shibaura Machine Co. Ltd.	14,522	412,936
Shibuya Corp.	21,514	523,106
Shiga Bank Ltd.	23,553	1,053,930
Shikoku Electric Power Co., Inc.	392,625	3,710,316
Shinmaywa Industries Ltd.	130,732	1,583,119
Ship Healthcare Holdings, Inc.	148,801	2,260,012
Shizuoka Financial Group, Inc.	259,907	3,489,029
SHO-BOND Holdings Co. Ltd.	28,816	1,005,052
Shoei Foods Corp.	9,823	271,625
Showa Sangyo Co. Ltd.	31,892	650,330
Siix Corp.	57,548	512,670
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SKY Perfect JSAT Holdings, Inc.	165,667	1,585,303
Skylark Holdings Co. Ltd.	160,898	3,232,754
Socionext, Inc.	109,821	2,146,680
Sotetsu Holdings, Inc.	94,586	1,670,434
Square Enix Holdings Co. Ltd.	75,594	5,218,084
Starts Corp., Inc.	50,488	1,714,168
Sugi Holdings Co. Ltd.	151,864	3,841,464
Sumitomo Bakelite Co. Ltd.	83,272	2,830,085
Sumitomo Densetsu Co. Ltd.	21,117	969,376
Sumitomo Osaka Cement Co. Ltd.	87,496	2,350,906
Sumitomo Pharma Co. Ltd. *	394,016	4,092,453
Sumitomo Riko Co. Ltd.	47,125	709,001
Sumitomo Warehouse Co. Ltd.	79,508	1,667,867
Sundrug Co. Ltd.	126,670	3,993,567
Suruga Bank Ltd.	42,931	433,915
SWCC Corp.	30,451	1,708,948
T Hasegawa Co. Ltd.	31,789	646,064
Tachibana Eletech Co. Ltd.	27,154	539,289
Tadano Ltd.	216,883	1,545,841
Taihei Dengyo Kaisha Ltd.	27,941	1,200,802
Taikisha Ltd.	77,668	1,543,574
Taiyo Holdings Co. Ltd.	27,846	1,467,925
Takamatsu Construction Group Co. Ltd.	24,953	556,588
Takara Holdings, Inc.	305,938	3,530,815
Takara Standard Co. Ltd.	122,197	2,203,000
Takasago International Corp.	14,050	815,297
Takasago Thermal Engineering Co. Ltd.	43,234	2,642,184
Takashimaya Co. Ltd. (a)	438,016	3,896,127
Takeuchi Manufacturing Co. Ltd.	38,584	1,355,991
Takuma Co. Ltd.	97,211	1,495,656
Tamron Co. Ltd.	44,614	309,936
TBS Holdings, Inc.	71,676	2,644,921
TechnoPro Holdings, Inc.	82,516	2,712,223
THK Co. Ltd.	153,688	4,196,392
TKC Corp.	30,664	923,105
Toa Corp.	108,350	1,602,835
Toagosei Co. Ltd.	182,290	1,914,464
TOBISHIMA HOLDINGS, Inc. *	33	475
Tocalo Co. Ltd.	54,475	791,385
Toda Corp.	360,776	2,581,272
Toei Co. Ltd.	18,398	637,806
Toho Co. Ltd.	50,491	3,218,081
Toho Holdings Co. Ltd.	113,557	4,211,257
Tokai Carbon Co. Ltd.	507,261	3,517,056
Tokai Corp.	35,818	530,836
TOKAI Holdings Corp.	247,555	1,768,672
Tokai Rika Co. Ltd.	193,191	3,473,688
Token Corp.	17,553	1,700,008
Tokuyama Corp.	159,155	3,680,104
Tokyo Century Corp.	213,105	2,689,485
Tokyo Kiraboshi Financial Group, Inc.	10,020	482,489
Tokyo Metro Co. Ltd. (a)	70,581	822,504
Tokyo Ohka Kogyo Co. Ltd.	67,252	2,176,157
Tokyo Seimitsu Co. Ltd.	30,735	1,761,100
Tokyo Steel Manufacturing Co. Ltd.	144,878	1,637,987
Tokyo Tatemono Co. Ltd.	184,086	3,498,668
Tokyu Construction Co. Ltd.	115,308	882,726
Tomy Co. Ltd.	59,080	1,362,874
Topcon Corp.	113,320	2,542,320
Topre Corp.	163,463	2,438,168
Toshiba TEC Corp.	51,952	1,021,525
Totetsu Kogyo Co. Ltd.	46,085	1,373,212
Towa Pharmaceutical Co. Ltd.	38,023	751,008
Toyo Construction Co. Ltd.	107,594	1,278,011
Toyo Tire Corp.	220,362	5,655,195
Toyobo Co. Ltd.	192,495	1,426,423
Toyoda Gosei Co. Ltd.	208,329	5,116,529
Toyota Boshoku Corp.	139,995	2,310,287
SECURITY	NUMBER OF SHARES	VALUE ($)
Transcosmos, Inc.	55,576	1,360,775
Trend Micro, Inc.	54,075	2,891,489
Trusco Nakayama Corp.	105,332	1,744,713
TS Tech Co. Ltd.	237,734	3,011,648
TSI Holdings Co. Ltd.	59,348	436,546
Tsubakimoto Chain Co.	167,071	2,517,017
Tsumura & Co.	58,500	1,410,853
TV Asahi Holdings Corp.	83,285	1,761,280
Tv Tokyo Holdings Corp.	31,217	964,203
UACJ Corp.	88,665	3,822,574
Uchida Yoko Co. Ltd.	10,145	744,162
Ulvac, Inc.	57,206	2,349,800
United Super Markets Holdings, Inc.	352,081	2,302,045
United Urban Investment Corp.	1,534	1,851,352
Ushio, Inc.	105,073	1,541,476
USS Co. Ltd.	200,725	2,440,280
UT Group Co. Ltd.	23,718	439,387
Valor Holdings Co. Ltd.	200,218	3,838,676
Valqua Ltd.	12,682	330,384
Wacoal Holdings Corp.	48,947	1,824,532
Wacom Co. Ltd.	193,343	962,600
Wakita & Co. Ltd.	33,071	416,020
Welcia Holdings Co. Ltd.	193,942	3,422,467
YAMABIKO Corp.	35,881	572,825
Yamae Group Holdings Co. Ltd.	60,445	1,111,538
Yamaguchi Financial Group, Inc.	94,409	1,143,582
Yamato Kogyo Co. Ltd.	27,903	1,842,083
Yamazen Corp.	173,556	1,621,787
Yaoko Co. Ltd.	31,362	1,956,374
Yellow Hat Ltd.	123,257	1,391,022
Yodogawa Steel Works Ltd.	161,853	1,514,633
Yokogawa Bridge Holdings Corp.	64,140	1,214,434
Yoshinoya Holdings Co. Ltd. (a)	59,090	1,279,395
Yuasa Trading Co. Ltd.	52,491	1,764,298
Yurtec Corp.	88,090	1,588,110
Zacros Corp.	16,947	483,623
Zenkoku Hosho Co. Ltd.	61,670	1,419,681
Zensho Holdings Co. Ltd.	37,340	2,371,500
Zeon Corp.	282,674	3,267,140
Zojirushi Corp.	30,050	346,294
ZOZO, Inc.	113,297	1,059,856
		985,137,970

Jersey 0.2%
boohoo Group PLC *(a)	916,080	188,621
CVC Capital Partners PLC	18,624	376,039
International Workplace Group PLC	674,962	1,845,701
Man Group PLC	666,927	1,473,220
TP ICAP Group PLC	809,187	3,033,775
		6,917,356

Luxembourg 0.6%
Allegro.eu SA *	134,266	1,345,460
Aroundtown SA *	800,781	3,175,620
Befesa SA	46,822	1,503,853
Grand City Properties SA	30,933	399,002
InPost SA *	21,035	305,552
RTL Group SA (a)	83,435	3,437,655
Samsonite Group SA	773,725	1,685,236
Spotify Technology SA *	5,141	3,505,545
Subsea 7 SA	95,997	2,004,506
		17,362,429

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Macau 0.1%
Sands China Ltd.	801,191	2,090,372
Wynn Macau Ltd.	415,857	382,472
		2,472,844

Netherlands 2.0%
Adyen NV *	2,283	3,833,076
Arcadis NV	36,483	1,683,366
ASM International NV	3,066	1,473,900
Basic-Fit NV *	34,577	1,011,000
BE Semiconductor Industries NV	16,147	2,175,397
Brembo NV	172,180	1,906,537
Cementir Holding NV	55,012	904,057
Corbion NV	56,438	1,138,225
CTP NV	22,172	476,485
Davide Campari-Milano NV	267,716	2,014,288
Eurocommercial Properties NV	28,829	914,471
Euronext NV	18,415	3,041,375
Ferrovial SE	29,546	1,614,707
Flow Traders Ltd. *	17,830	528,846
Fugro NV	104,823	1,445,350
IMCD NV	11,005	1,236,352
JDE Peet's NV	134,345	4,912,514
Just Eat Takeaway.com NV *	164,047	3,874,902
Koninklijke BAM Groep NV	241,818	2,155,410
Koninklijke Heijmans NV	12,578	864,950
Koninklijke Vopak NV	42,097	2,036,023
MFE-MediaForEurope NV, Class A	356,746	1,299,481
MFE-MediaForEurope NV, Class B	143,996	765,542
OCI NV *	224,675	1,283,878
Pepco Group NV	185,204	1,088,688
Qiagen NV	77,051	3,581,372
RHI Magnesita NV	23,304	642,291
SBM Offshore NV	93,766	2,563,832
Technip Energies NV	100,298	4,634,904
TKH Group NV	51,149	2,072,696
Van Lanschot Kempen NV	18,396	1,123,997
		58,297,912

New Zealand 0.7%
a2 Milk Co. Ltd. (a)	364,108	2,298,808
Air New Zealand Ltd.	3,208,911	1,117,116
Auckland International Airport Ltd.	250,319	1,115,140
Chorus Ltd. (a)	310,732	1,800,471
Contact Energy Ltd.	571,664	3,049,285
EBOS Group Ltd.	151,447	2,914,072
Fisher & Paykel Healthcare Corp. Ltd.	131,647	2,843,026
Freightways Group Ltd.	45,427	325,939
Genesis Energy Ltd.	851,641	1,185,925
Mercury NZ Ltd.	366,362	1,418,087
Meridian Energy Ltd.	682,571	2,299,708
Ryman Healthcare Ltd. *	120,008	169,238
SKYCITY Entertainment Group Ltd. *	1,379,576	569,813
Xero Ltd. *	7,066	756,554
		21,863,182

Norway 1.9%
AF Gruppen ASA *	45,064	727,486
Aker Solutions ASA	294,974	913,037
Atea ASA *	102,951	1,434,507
Austevoll Seafood ASA	146,939	1,363,004
Bluenord ASA *	6,281	307,566
Bonheur ASA	13,128	299,865
Borregaard ASA	59,214	1,231,728
SECURITY	NUMBER OF SHARES	VALUE ($)
DNO ASA	2,092,672	3,186,667
DOF Group ASA	47,073	459,137
Elkem ASA *	1,209,667	3,082,123
Europris ASA	159,702	1,543,383
Gjensidige Forsikring ASA	103,400	2,873,294
Hoegh Autoliners ASA	139,485	1,602,055
Kongsberg Gruppen ASA	64,758	1,933,888
Leroy Seafood Group ASA	359,821	1,761,959
MPC Container Ships ASA	677,105	1,208,990
Norconsult Norge AS	189,601	870,876
Nordic Semiconductor ASA *	57,570	950,576
Norwegian Air Shuttle ASA	358,602	606,744
Odfjell Drilling Ltd.	69,829	562,944
Opera Ltd., ADR	40,281	654,566
Salmar ASA	28,814	1,475,479
Scatec ASA *	39,200	412,387
SFL Corp. Ltd.	132,666	1,078,575
SpareBank 1 Nord Norge	98,340	1,340,895
SpareBank 1 SMN	78,037	1,490,613
SpareBank 1 Sor-Norge ASA	116,690	2,048,691
Sparebanken Norge	86,592	1,463,044
Stolt-Nielsen Ltd.	41,387	1,344,904
Storebrand ASA	168,946	2,599,570
TGS ASA	220,156	1,681,718
TOMRA Systems ASA	85,535	1,300,802
Var Energi ASA	396,676	1,356,937
Veidekke ASA	131,449	2,082,785
Vend Marketplaces ASA, A Shares	33,857	1,312,165
Vend Marketplaces ASA, B Shares	64,042	2,339,242
Wallenius Wilhelmsen ASA	405,964	3,796,020
Wilh Wilhelmsen Holding ASA, Class A	6,840	350,596
Wilh Wilhelmsen Holding ASA, Class B	4,008	195,265
		55,244,083

Poland 1.2%
Alior Bank SA	54,457	1,549,766
Asseco Poland SA	78,402	4,064,365
Bank Millennium SA *	160,889	622,115
Budimex SA	5,168	755,366
CD Projekt SA	12,551	867,985
Cognor Holding SA *	207,418	377,108
Cyfrowy Polsat SA *	710,584	2,788,592
Dino Polska SA *	130,596	1,628,194
Enea SA	773,997	3,893,456
Eurocash SA *	311,067	682,932
Grupa Azoty SA *	265,709	1,330,040
Grupa Kety SA	8,352	2,113,270
Jastrzebska Spolka Weglowa SA *	341,970	2,124,702
KRUK SA	9,389	1,171,596
LPP SA	388	1,836,768
mBank SA *	4,874	1,174,661
Orange Polska SA	1,078,389	2,743,989
Santander Bank Polska SA	15,911	2,209,437
Tauron Polska Energia SA *	1,616,704	3,747,271
		35,681,613

Portugal 0.4%
Banco Comercial Portugues SA, Class R	3,732,210	3,162,831
Navigator Co. SA	288,929	1,121,442
NOS SGPS SA	355,386	1,624,399
REN - Redes Energeticas Nacionais SGPS SA	537,836	1,882,315
Sonae SGPS SA	2,387,566	3,571,556
		11,362,543

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 7.6%
Amorepacific Corp.	32,994	2,855,010
Amorepacific Holdings Corp.	100,366	1,963,643
Asiana Airlines, Inc. *	297,312	2,027,346
BGF retail Co. Ltd.	19,492	1,644,605
BH Co. Ltd.	51,930	690,283
Binggrae Co. Ltd.	4,713	239,337
Celltrion, Inc.	21,901	2,640,250
Cheil Worldwide, Inc.	105,227	1,498,647
CJ ENM Co. Ltd. *	45,230	2,322,907
CJ Logistics Corp.	27,082	1,626,576
Coway Co. Ltd.	69,331	5,196,397
Daeduck Electronics Co. Ltd.	59,207	1,024,225
Daesang Corp.	66,294	1,077,680
Daewoo Engineering & Construction Co. Ltd. *	862,036	2,306,617
Daishin Securities Co. Ltd.	38,865	779,956
Daou Data Corp.	59,425	700,576
Daou Technology, Inc.	85,507	2,100,388
DB HiTek Co. Ltd.	44,632	1,475,159
DL E&C Co. Ltd.	65,757	2,003,099
DL Holdings Co. Ltd.	32,184	902,842
Dongjin Semichem Co. Ltd.	35,066	755,423
Dongwon Industries Co. Ltd.	13,015	408,635
Doosan Bobcat, Inc. *	89,015	3,419,098
Doosan Co. Ltd.	13,791	5,555,087
DoubleDown Interactive Co. Ltd., ADR *(a)	32,998	318,431
E1 Corp.	10,744	578,835
Ecopro BM Co. Ltd. *	4,790	417,585
Ecopro Co. Ltd.	21,367	777,680
F&F Co. Ltd.	21,156	1,011,958
Gravity Co. Ltd., ADR *	5,030	324,687
GS Engineering & Construction Corp.	146,317	1,964,926
GS P&L Co. Ltd. *	12,444	437,699
GS Retail Co. Ltd.	128,860	1,502,478
Handsome Co. Ltd.	34,004	368,351
Hanjin Logistics Corp.	26,824	391,676
Hanon Systems *	429,032	1,103,247
Hansol Chemical Co. Ltd.	8,818	1,124,569
Hanwha Aerospace Co. Ltd.	4,970	3,160,209
Hanwha General Insurance Co. Ltd. *	109,176	446,834
Hanwha Life Insurance Co. Ltd. *	870,271	1,962,453
Hanwha Vision Co. Ltd. *	4,200	161,021
Harim Holdings Co. Ltd.	640,972	3,845,140
HD Hyundai Construction Equipment Co. Ltd.	23,840	1,498,735
HD Hyundai Infracore Co. Ltd. *	221,051	2,232,373
HD Hyundai Mipo	8,866	1,304,152
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	20,998	6,139,678
HDC Holdings Co. Ltd.	107,196	1,657,769
HDC Hyundai Development Co-Engineering & Construction, Class E	81,644	1,166,888
Hite Jinro Co. Ltd.	47,876	657,746
HL Mando Co. Ltd.	78,922	2,026,625
Hotel Shilla Co. Ltd. *	46,642	1,573,465
HS Hyosung Advanced Materials Corp.	5,731	783,645
HYBE Co. Ltd. *	1,774	366,220
Hyosung Corp.	6,805	424,869
Hyosung TNC Corp.	11,363	1,789,964
Hyundai Department Store Co. Ltd.	43,234	2,310,582
Hyundai Elevator Co. Ltd.	18,252	1,029,280
Hyundai Green Food	102,401	1,185,870
Hyundai Home Shopping Network Corp.	13,517	540,583
SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Marine & Fire Insurance Co. Ltd. *	166,469	3,340,755
Hyundai Rotem Co. Ltd.	5,109	705,944
Hyundai Wia Corp.	75,292	2,724,105
iM Financial Group Co. Ltd.	418,476	4,126,816
Industrial Bank of Korea	144,836	1,981,500
IS Dongseo Co. Ltd.	19,057	268,669
JB Financial Group Co. Ltd.	177,455	2,999,599
Kakao Corp.	105,434	4,739,885
Kangwon Land, Inc.	79,503	1,032,209
KCC Corp.	8,543	2,445,685
KCC Glass Corp.	28,131	600,964
KEPCO Plant Service & Engineering Co. Ltd.	24,130	873,037
KG Chemical Corp.	176,389	603,929
KG Dongbusteel	87,198	334,303
KIWOOM Securities Co. Ltd.	12,255	1,811,475
Kolon Industries, Inc.	92,625	2,448,458
Korea Aerospace Industries Ltd.	20,368	1,394,737
Korea Investment Holdings Co. Ltd.	45,676	4,415,648
Korea Petrochemical Ind Co. Ltd.	19,495	1,710,764
Korean Reinsurance Co.	263,444	2,054,115
Krafton, Inc. *	8,139	1,917,297
Kumho Tire Co., Inc. *	216,560	772,622
Kwang Dong Pharmaceutical Co. Ltd.	76,200	332,698
LF Corp.	78,644	1,071,403
LG Energy Solution Ltd. *	6,418	1,624,985
Lotte Chilsung Beverage Co. Ltd.	4,303	370,177
Lotte Corp.	89,264	1,874,849
LOTTE Fine Chemical Co. Ltd.	39,845	1,195,135
Lotte Rental Co. Ltd.	51,174	1,060,105
Lotte Shopping Co. Ltd.	70,981	3,374,820
LS Corp.	36,093	4,610,766
LS Electric Co. Ltd.	6,808	1,393,185
LX Hausys Ltd.	19,848	405,455
LX International Corp.	177,809	3,798,545
LX Semicon Co. Ltd.	24,503	948,219
Macquarie Korea Infrastructure Fund	135,934	1,139,098
Mcnex Co. Ltd.	23,940	516,598
Meritz Financial Group, Inc.	34,804	3,166,845
Mirae Asset Securities Co. Ltd.	219,435	3,022,608
Misto Holdings Corp.	48,160	1,446,272
NCSoft Corp.	18,945	2,766,290
Netmarble Corp.	8,809	379,543
NH Investment & Securities Co. Ltd.	127,432	1,780,977
NHN Corp.	61,695	1,153,800
NICE Holdings Co. Ltd.	57,882	567,891
NongShim Co. Ltd.	4,185	1,234,202
OCI Holdings Co. Ltd.	26,609	1,674,726
Orion Corp.	22,613	1,753,412
Orion Holdings Corp.	79,537	1,187,119
Otoki Corp.	3,514	969,336
Pan Ocean Co. Ltd.	688,230	1,928,183
Partron Co. Ltd.	78,878	363,681
Poongsan Corp.	32,143	2,746,692
POSCO Future M Co. Ltd. *	1,922	195,345
Posco International Corp.	47,517	1,640,580
S-1 Corp.	33,065	1,905,058
Samchully Co. Ltd.	6,526	598,031
Samsung Biologics Co. Ltd. *	403	290,166
Samsung Card Co. Ltd.	17,049	619,295
Samsung E&A Co. Ltd.	237,039	4,961,579
Samsung Heavy Industries Co. Ltd. *	153,936	2,358,451
Samsung Life Insurance Co. Ltd.	30,927	3,183,351
Samsung Securities Co. Ltd.	49,388	2,444,089
Samyang Holdings Corp. *	12,283	759,819
SD Biosensor, Inc.	138,603	998,959
SeAH Besteel Holdings Corp.	23,256	466,709
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SeAH Steel Holdings Corp.	5,783	766,630
Seegene, Inc.	64,571	1,205,263
Seoul Semiconductor Co. Ltd. *	54,127	260,464
Seoyon E-Hwa Co. Ltd.	28,598	241,291
SFA Engineering Corp.	52,807	873,628
Shinsegae, Inc.	25,116	2,986,279
SIMMTECH Co. Ltd.	57,888	1,061,783
SK Chemicals Co. Ltd.	30,306	1,297,038
SK Discovery Co. Ltd.	51,993	1,978,371
SK Gas Ltd.	4,770	883,492
SK Networks Co. Ltd.	561,359	1,770,587
SKC Co. Ltd. *	9,821	662,622
SL Corp.	29,045	710,325
Soulbrain Co. Ltd.	5,048	793,374
Sungwoo Hitech Co. Ltd.	125,344	543,661
Taekwang Industrial Co. Ltd.	788	491,420
Taihan Electric Wire Co. Ltd. *	84,034	947,177
WONIK IPS Co. Ltd.	40,036	1,170,626
Young Poong Corp.	14,176	386,456
Youngone Corp.	42,029	1,774,575
Youngone Holdings Co. Ltd.	18,521	1,758,513
Yuhan Corp.	13,297	1,085,567
		229,030,714

Singapore 2.0%
BW LPG Ltd.	133,483	2,079,143
CapitaLand Ascendas REIT	1,321,142	2,800,862
CapitaLand Ascott Trust	1,286,530	887,435
CapitaLand Integrated Commercial Trust	1,615,037	2,870,058
CapitaLand Investment Ltd.	849,679	1,827,836
City Developments Ltd.	495,244	2,624,832
ComfortDelGro Corp. Ltd.	1,759,850	1,988,919
Frasers Logistics & Commercial Trust	1,324,181	939,209
Genting Singapore Ltd.	3,412,191	1,914,870
Grab Holdings Ltd., Class A *	88,531	441,770
Hafnia Ltd.	247,849	1,516,086
Hutchison Port Holdings Trust, U Shares	16,470,862	3,541,235
IGG, Inc.	2,022,208	1,226,941
Jardine Cycle & Carriage Ltd.	148,972	3,283,654
Keppel Infrastructure Trust	4,360,696	1,512,478
Keppel Ltd.	325,897	2,222,602
Mapletree Industrial Trust	689,475	1,107,029
Mapletree Logistics Trust	1,227,192	1,166,932
Mapletree Pan Asia Commercial Trust	1,008,668	1,084,927
Netlink NBN Trust	1,208,788	876,206
SATS Ltd.	393,809	1,015,984
Sea Ltd., ADR *	31,598	5,894,291
Seatrium Ltd.	469,703	856,668
Sembcorp Industries Ltd.	505,212	2,390,208
Sheng Siong Group Ltd.	503,756	797,058
Singapore Exchange Ltd.	293,457	3,790,010
Singapore Post Ltd.	2,561,357	928,317
Singapore Technologies Engineering Ltd.	676,490	4,049,449
StarHub Ltd.	381,849	333,337
UOL Group Ltd.	493,130	2,863,460
Venture Corp. Ltd.	211,804	2,241,854
		61,073,660

Spain 1.6%
Abengoa SA, B Shares *(c)	192,522,094	0
Acciona SA	10,083	1,996,923
Almirall SA	32,596	425,794
Atresmedia Corp. de Medios de Comunicacion SA	55,867	340,694
Bankinter SA	310,976	4,639,371
Cellnex Telecom SA *	42,285	1,504,140
SECURITY	NUMBER OF SHARES	VALUE ($)
CIE Automotive SA	48,809	1,539,678
Construcciones y Auxiliar de Ferrocarriles SA	22,476	1,360,131
Corp. ACCIONA Energias Renovables SA (a)	42,554	1,144,621
Ebro Foods SA	70,109	1,441,019
EDP Renovaveis SA	129,937	1,526,996
Elecnor SA	36,677	965,934
Enagas SA	130,887	2,039,901
Ence Energia y Celulosa SA (a)	97,189	320,120
Faes Farma SA	206,699	1,016,153
Fluidra SA	47,061	1,340,766
Gestamp Automocion SA	564,723	2,281,800
Grupo Catalana Occidente SA	36,136	2,070,447
Indra Sistemas SA	62,402	2,518,472
Inmobiliaria Colonial Socimi SA	158,767	1,047,190
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	747,306	1,166,878
Logista Integral SA	46,538	1,525,236
Mapfre SA	608,337	2,665,946
Merlin Properties Socimi SA	166,885	2,486,663
Naturgy Energy Group SA	68,217	2,163,880
Prosegur Cia de Seguridad SA	243,836	756,336
Puig Brands SA, Class B	17,526	330,278
Sacyr SA	559,544	2,361,736
Unicaja Banco SA	538,578	1,494,061
Vidrala SA	11,632	1,253,965
Viscofan SA	33,049	2,313,294
		48,038,423

Sweden 3.1%
AAK AB	91,766	2,634,890
AcadeMedia AB	137,211	1,343,692
AddLife AB, B Shares	38,211	714,485
AddTech AB, B Shares	45,049	1,578,087
AFRY AB	100,776	1,590,519
Alleima AB	230,422	1,701,501
Ambea AB	28,101	378,794
Arjo AB, B Shares	231,974	846,924
Asmodee Group AB, Class B *	29,401	355,755
Attendo AB	132,308	922,489
Avanza Bank Holding AB	22,613	853,537
Axfood AB	84,654	2,669,458
Beijer Ref AB	85,671	1,456,200
Betsson AB, Class B	91,486	1,548,276
Bilia AB, A Shares	144,079	1,776,245
Billerud Aktiebolag	355,016	3,390,374
Bravida Holding AB	208,275	2,039,614
Castellum AB	171,300	1,939,918
Clas Ohlson AB, B Shares	18,077	638,974
Corem Property Group AB, B Shares	369,164	179,550
Dometic Group AB	516,224	2,882,135
Electrolux Professional AB, B Shares	98,401	638,262
Elekta AB, B Shares	325,261	1,616,332
Embracer Group AB *	77,205	689,507
EQT AB	69,781	2,506,382
Evolution AB	40,593	3,516,383
Fabege AB	96,501	830,846
Fastighets AB Balder, B Shares *	139,431	991,301
Getinge AB, B Shares	168,176	3,681,162
Granges AB	131,580	1,929,348
Hexpol AB	223,453	2,011,208
Holmen AB, B Shares	69,060	2,687,679
Indutrade AB	71,972	1,789,787
Investment AB Latour, B Shares	12,547	318,246
Inwido AB	46,970	908,532
JM AB	102,128	1,474,839
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lagercrantz Group AB, B Shares	13,133	310,495
Lifco AB, B Shares	33,078	1,174,113
Lindab International AB	52,913	1,173,851
Loomis AB	78,107	3,460,586
MEKO AB	58,577	505,569
Mycronic AB	35,425	793,559
NCAB Group AB *	58,366	303,482
NCC AB, B Shares	147,278	3,019,914
New Wave Group AB, B Shares	58,826	656,243
Nibe Industrier AB, B Shares	776,433	3,184,130
Nolato AB, B Shares	130,698	801,498
Pandox AB	15,494	280,220
Peab AB, B Shares	331,103	2,581,373
Ratos AB, B Shares	406,368	1,511,959
Saab AB, B Shares	89,599	5,065,828
Sagax AB, B Shares	27,510	595,766
Samhallsbyggnadsbolaget i Norden AB *(a)	2,180,053	1,100,845
Scandic Hotels Group AB	153,211	1,419,452
Sinch AB *	578,904	1,807,154
Stillfront Group AB *	458,488	242,417
Svenska Cellulosa AB SCA, B Shares	111,444	1,515,188
Sweco AB, B Shares	87,654	1,477,869
Swedish Orphan Biovitrum AB *	57,858	1,755,412
Thule Group AB	59,320	1,659,397
Wihlborgs Fastigheter AB	80,856	802,491
		94,230,042

Switzerland 3.0%
Accelleron Industries AG	20,878	1,797,643
Allreal Holding AG	7,325	1,661,085
ALSO Holding AG	9,534	3,024,678
Aryzta AG *	17,037	1,570,334
Avolta AG *	65,222	3,753,091
Baloise Holding AG	8,617	2,236,613
Banque Cantonale Vaudoise	10,206	1,187,858
Belimo Holding AG	2,487	2,738,952
Bell Food Group AG	4,423	1,394,901
BeOne Medicines Ltd., Class H *	11,632	274,840
BKW AG	10,094	2,104,575
Bossard Holding AG, Class A	3,389	718,474
Bucher Industries AG	4,513	2,146,224
Burckhardt Compression Holding AG	490	441,524
Bystronic AG	1,704	750,651
Cembra Money Bank AG	15,598	1,771,502
Clariant AG *	259,882	2,671,836
Comet Holding AG	2,238	479,221
Daetwyler Holding AG	3,866	654,131
DKSH Holding AG	47,855	3,521,524
DocMorris AG *	17,286	142,779
dormakaba Holding AG	1,857	1,729,063
DSM-Firmenich AG	6,564	641,544
Emmi AG	1,633	1,524,583
EMS-Chemie Holding AG	2,656	2,039,242
Flughafen Zurich AG	6,368	1,946,143
Forbo Holding AG	1,172	1,163,126
Galderma Group AG	4,154	725,735
Galenica AG	40,389	4,331,816
Georg Fischer AG	40,676	3,252,858
Helvetia Holding AG	17,807	4,586,297
Huber & Suhner AG	15,110	2,288,105
Inficon Holding AG	5,367	638,089
Interroll Holding AG	356	1,000,213
Kardex Holding AG	1,092	457,135
Landis & Gyr Group AG *	25,813	2,070,726
Luzerner Kantonalbank AG	4,424	422,441
Mobimo Holding AG	2,362	934,099
SECURITY	NUMBER OF SHARES	VALUE ($)
OC Oerlikon Corp. AG Pfaffikon	374,762	1,380,764
On Holding AG, Class A *	7,699	347,071
PSP Swiss Property AG	9,620	1,601,226
SFS Group AG	8,899	1,225,067
Siegfried Holding AG *	8,450	886,190
SIG Group AG *	127,245	2,017,639
Softwareone Holding AG	116,199	1,003,408
St. Galler Kantonalbank AG	1,240	782,129
Stadler Rail AG	44,541	1,186,199
Straumann Holding AG	18,767	2,203,517
Sulzer AG	7,515	1,408,857
Swiss Prime Site AG	25,751	3,583,644
Swissquote Group Holding SA	723	474,128
Tecan Group AG	5,933	1,225,879
Temenos AG	20,886	1,858,450
Valiant Holding AG	8,161	1,350,209
VAT Group AG	4,977	1,628,168
Vontobel Holding AG	23,203	1,771,332
		90,727,528

Taiwan 0.0%
FIT Hon Teng Ltd. *(a)	1,431,331	873,944

United Kingdom 7.6%
4imprint Group PLC	16,954	771,922
AG Barr PLC	76,050	700,737
Airtel Africa PLC	1,676,840	5,024,868
Allfunds Group PLC	121,739	854,973
Ashmore Group PLC	466,248	1,123,785
ASOS PLC *(a)	146,818	550,445
Auto Trader Group PLC	163,969	1,779,332
Babcock International Group PLC	233,884	3,210,448
Bakkavor Group PLC	257,397	796,362
Beazley PLC	234,038	2,477,404
Big Yellow Group PLC	56,380	693,167
Bodycote PLC	224,360	1,897,541
Breedon Group PLC	277,459	1,377,239
British Land Co. PLC	441,447	2,000,383
Carnival PLC, ADR *	57,779	1,679,636
Chemring Group PLC	168,527	1,222,687
Clarkson PLC	16,273	768,398
Close Brothers Group PLC *	574,211	3,565,521
Coats Group PLC	1,239,812	1,284,762
Computacenter PLC	73,003	2,268,506
Convatec Group PLC	785,959	2,512,384
Cranswick PLC	47,388	3,265,202
Crest Nicholson Holdings PLC	260,443	528,511
CVS Group PLC	50,577	839,118
Deliveroo PLC *	216,638	522,449
Derwent London PLC	44,172	1,014,536
Diploma PLC	27,055	1,973,844
Diversified Energy Co. PLC (a)	67,458	1,097,315
Domino's Pizza Group PLC	237,567	626,844
Dr. Martens PLC	1,499,509	1,836,489
Drax Group PLC	197,043	1,730,397
Dunelm Group PLC	88,741	1,438,722
easyJet PLC	459,346	3,038,455
Elementis PLC	494,298	1,085,878
Endava PLC, ADR *	31,919	468,571
Endeavour Mining PLC	107,609	3,742,547
Energean PLC (a)	46,453	599,047
Essentra PLC	286,556	389,474
FDM Group Holdings PLC	60,963	104,767
Fevertree Drinks PLC	31,928	349,836
Frasers Group PLC *	175,613	1,603,891
Fresnillo PLC	151,745	3,665,670
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Future PLC	85,998	842,941
Games Workshop Group PLC	9,896	2,065,664
Gamma Communications PLC	44,504	634,943
Genuit Group PLC	194,509	885,607
Genus PLC	38,601	1,358,557
Grainger PLC	301,341	790,640
Greggs PLC	71,680	1,527,218
Halfords Group PLC	451,319	835,364
Halma PLC	97,098	4,313,339
Harbour Energy PLC	629,318	1,938,548
Hikma Pharmaceuticals PLC	111,338	2,685,054
Hill & Smith PLC	44,966	1,284,890
Hilton Food Group PLC	140,254	1,574,663
Howden Joinery Group PLC	334,000	3,776,969
Hunting PLC	222,393	987,025
Ibstock PLC	432,277	807,127
ICG PLC	102,283	3,015,294
IG Group Holdings PLC	294,923	4,502,550
IMI PLC	151,530	4,655,438
InterContinental Hotels Group PLC	29,652	3,586,291
Investec PLC	117,620	859,706
J D Wetherspoon PLC	86,809	815,119
James Halstead PLC	143,802	273,940
JD Sports Fashion PLC	1,040,244	1,349,486
JET2 PLC	83,624	1,839,318
Johnson Service Group PLC	336,240	631,445
Jupiter Fund Management PLC	558,064	943,973
Just Group PLC	573,351	1,634,461
Keller Group PLC	109,973	1,982,044
Kier Group PLC	869,391	2,231,722
Lancashire Holdings Ltd.	103,336	853,030
Land Securities Group PLC	412,569	3,088,004
Lion Finance Group PLC	21,913	2,170,088
LondonMetric Property PLC	239,736	596,615
Marshalls PLC	273,063	658,894
Mitchells & Butlers PLC *	327,986	1,141,048
Mitie Group PLC	1,143,683	2,163,242
Mobico Group PLC *	1,171,719	519,557
MONY Group PLC	458,673	1,238,141
Morgan Advanced Materials PLC	420,688	1,199,262
Morgan Sindall Group PLC	46,648	2,631,243
Ninety One PLC	375,687	962,864
Ocado Group PLC *	255,456	1,161,721
OSB Group PLC	407,922	2,907,174
Oxford Instruments PLC	26,155	650,902
Pagegroup PLC	534,111	1,707,331
Paragon Banking Group PLC	126,160	1,481,197
Pennon Group PLC	453,646	2,902,687
Pets at Home Group PLC	693,760	2,097,687
Pinewood Technologies Group PLC *	124,019	861,237
Polar Capital Holdings PLC	92,738	575,098
Premier Foods PLC	496,654	1,265,514
Primary Health Properties PLC	974,473	1,211,237
PZ Cussons PLC	377,687	351,579
QinetiQ Group PLC	340,088	2,186,186
Quilter PLC	1,373,811	3,043,983
Renew Holdings PLC	65,460	708,402
Renishaw PLC	19,423	847,599
Rightmove PLC	148,965	1,495,758
Rolls-Royce Holdings PLC	242,094	3,499,768
Rotork PLC	457,632	2,128,133
RS Group PLC	182,162	1,390,521
RWS Holdings PLC	624,287	743,917
Safestore Holdings PLC	90,605	769,971
Savills PLC	156,467	1,923,692
Schroders PLC	791,685	4,064,503
Segro PLC	271,951	2,303,720
Senior PLC	494,195	1,338,703
SECURITY	NUMBER OF SHARES	VALUE ($)
Serco Group PLC	788,804	2,327,519
Serica Energy PLC	473,256	1,150,907
Softcat PLC	41,214	897,597
Spectris PLC	112,530	6,151,282
Spirax Group PLC	35,165	3,465,831
Spire Healthcare Group PLC	272,247	798,168
Spirent Communications PLC	447,320	1,182,112
SSP Group PLC	730,750	1,518,436
St. James's Place PLC	169,216	2,901,179
SThree PLC	132,853	350,008
Tate & Lyle PLC	439,961	3,159,286
Telecom Plus PLC	54,223	1,325,970
THG PLC *(a)	1,643,657	633,777
TORM PLC, Class A (a)	61,564	1,320,625
Tritax Big Box REIT PLC	469,007	879,509
Tullow Oil PLC *(a)	1,735,691	252,323
UNITE Group PLC	77,630	732,076
Vesuvius PLC	558,746	2,821,793
Victrex PLC	108,586	1,047,475
Vistry Group PLC *	352,548	2,909,302
Watches of Switzerland Group PLC *	253,578	1,118,920
Weir Group PLC	125,332	4,172,287
WH Smith PLC	74,354	693,146
Whitbread PLC	46,502	1,975,894
Zigup PLC	546,313	2,321,313
		228,058,342

United States 0.3%
Coronado Global Resources, Inc. (a)	2,288,550	546,717
Garrett Motion, Inc.	93,482	1,214,331
Kulicke & Soffa Industries, Inc.	56,708	2,126,550
Magnachip Semiconductor Corp. *	78,678	247,836
Mercer International, Inc.	84,546	281,538
SolarEdge Technologies, Inc. *	111,112	3,757,808
		8,174,780
Total Common Stocks (Cost $2,374,308,055)		2,969,664,074

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Draegerwerk AG & Co. KGaA	33,343	2,583,651
Jungheinrich AG	73,251	2,577,352
KSB SE & Co. KGaA	1,314	1,335,016
Sartorius AG	7,061	1,638,103
Sixt SE	19,881	1,386,934
STO SE & Co. KGaA	5,929	861,935
		10,382,991

Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	40,506	1,360,732

Republic of Korea 0.0%
Daesang Corp.	4,266	51,459
Daishin Securities Co. Ltd.	34,617	515,427
		566,886
Total Preferred Stocks (Cost $10,726,651)		12,310,609

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(c)	9,734	43,865
Total Warrants (Cost $0)		43,865

SHORT-TERM INVESTMENTS 3.2% OF NET ASSETS

Money Market Funds 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	3,520,876	3,520,876
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	92,919,654	92,919,654
		96,440,530
Total Short-Term Investments (Cost $96,440,530)		96,440,530
Total Investments in Securities (Cost $2,481,475,236)		3,078,459,078

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/19/25	139	18,911,645	235,375

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $86,102,434.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	24.6%
Consumer Discretionary	13.2%
Financials	11.7%
Materials	10.9%
Consumer Staples	7.9%
Information Technology	7.3%
Real Estate	6.7%
Communication Services	5.5%
Health Care	5.1%
Energy	3.4%
Utilities	3.1%
Short-Term Investments	3.2%
Total	102.6%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,687,641,771	$—	$—	$2,687,641,771
Australia	143,954,949	—	597,321	144,552,270
Hong Kong	89,431,610	—	0 *	89,431,610
Spain	48,038,423	—	0 *	48,038,423
Preferred Stocks[1]	12,310,609	—	—	12,310,609
Warrants
Italy	—	—	43,865	43,865
Short-Term Investments[1]	96,440,530	—	—	96,440,530
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Futures Contracts[2]	$235,375	$—	$—	$235,375
Total	$3,078,053,267	$—	$641,186	$3,078,694,453

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Assets and Liabilities

As of August 31, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,481,475,236) including securities on loan of $86,102,434		$3,078,459,078
Foreign currency, at value (cost $2,048,262)		2,055,002
Deposit with broker for futures contracts		590,532
Receivables:
Dividends		7,893,945
Investments sold		3,027,133
Foreign tax reclaims		2,562,693
Income from securities on loan	+	110,111
Total assets		3,094,698,494

Liabilities
Collateral held for securities on loan		92,919,654
Payables:
Management fees		1,018,478
Investments bought		630,199
Variation margin on futures contracts	+	113,132
Total liabilities		94,681,463
Net assets		$3,000,017,031

Net Assets by Source
Capital received from investors		$2,398,639,621
Total distributable earnings	+	601,377,410
Net assets		$3,000,017,031

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,000,017,031		68,100,000		$44.05

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Operations

For the period March 1, 2025 through August 31, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $7,233,213)		$61,654,126
Other Interest		23,762
Interest received from securities - unaffiliated issuers		15,011
Securities on loan, net	+	806,027
Total investment income		62,498,926

Expenses
Management fees		5,825,294
Professional fees	+	25,576 [1]
Total expenses		5,850,870
Expense reduction	–	25,576 [1]
Net expenses	–	5,825,294
Net investment income		56,673,632

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		42,217,718
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		212,201,059
Net realized gains on futures contracts		3,198,205
Net realized gains on foreign currency transactions	+	1,018,145
Net realized gains		258,635,127
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		316,571,527
Net change in unrealized appreciation (depreciation) on futures contracts		(206,342)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	133,802
Net change in unrealized appreciation (depreciation)		316,498,987
Net realized and unrealized gains		575,134,114
Increase in net assets resulting from operations		$631,807,746

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/25-8/31/25		3/1/24-2/28/25
Net investment income		$56,673,632	$87,712,293
Net realized gains		258,635,127	115,624,029
Net change in unrealized appreciation (depreciation)	+	316,498,987	27,964,719
Increase in net assets resulting from operations		$631,807,746	$231,301,041

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($13,613,420 )	($109,577,490 )

TRANSACTIONS IN FUND SHARES
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,200,000	$48,352,389	3,900,000	$136,340,946
Shares redeemed	+	(21,100,000)	(807,461,364)	(9,200,000)	(323,609,809)
Net transactions in fund shares		(19,900,000)	($759,108,975 )	(5,300,000)	($187,268,863 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		88,000,000	$3,140,931,680	93,300,000	$3,206,476,992
Total decrease	+	(19,900,000)	(140,914,649)	(5,300,000)	(65,545,312)
End of period		68,100,000	$3,000,017,031	88,000,000	$3,140,931,680
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/25– 8/31/25*	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21
Per-Share Data
Net asset value at beginning of period	$30.29	$27.25	$25.28	$29.25	$29.64	$25.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.86	1.30	1.20	1.55	1.36	0.79
Net realized and unrealized gains (losses)	3.21	3.14	2.06	(4.14)	(0.41)	4.02
Total from investment operations	4.07	4.44	3.26	(2.59)	0.95	4.81
Less distributions:
Distributions from net investment income	(0.21)	(1.40)	(1.29)	(1.39)	(1.34)	(0.71)
Other capital[1,2]	—	—	—	0.01	—	—
Net asset value at end of period	$34.15	$30.29	$27.25	$25.28	$29.25	$29.64
Total return	13.47%[3]	16.43%	13.17%	(8.72%)	2.97%	19.12%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[4]	0.39%	0.39%	0.39%[5]	0.39%	0.39%
Net investment income (loss)	5.34%[4]	4.37%	4.55%	5.97%	4.29%	3.11%
Portfolio turnover rate[6]	9%[3]	20%	16%	28%	20%	25%
Net assets, end of period (x 1,000,000)	$7,288	$6,422	$5,458	$4,529	$4,826	$3,806

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]
Includes additional variable charges paid by the cash purchasers and redeemers of creation units to the fund to offset the transaction costs of the fund of buying or selling portfolio securities (see financial note 8 for additional information).

[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.2% OF NET ASSETS

Brazil 7.0%
Ambev SA	7,616,171	17,328,294
B3 SA - Brasil Bolsa Balcao	4,768,614	11,402,997
Banco Bradesco SA	3,923,767	10,438,127
Banco do Brasil SA	6,708,810	26,436,773
Banco Santander Brasil SA	744,266	3,869,344
Centrais Eletricas Brasileiras SA	1,279,190	10,609,446
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	458,007	10,335,343
Cia Energetica de Minas Gerais	769,013	2,116,589
Cia Paranaense de Energia - Copel	1,921,603	3,964,915
Cia Siderurgica Nacional SA	5,645,855	7,915,285
Cosan SA *	2,540,265	2,737,707
Equatorial Energia SA	1,475,358	9,939,729
Itau Unibanco Holding SA	769,858	4,880,311
Klabin SA	1,974,284	6,732,374
Localiza Rent a Car SA	583,066	3,849,797
Marfrig Global Foods SA	1,729,890	7,944,982
Natura Cosmeticos SA *	1,853,253	3,076,179
Petroleo Brasileiro SA - Petrobras	19,300,499	120,003,655
Suzano SA	1,451,371	14,024,135
Telefonica Brasil SA	2,130,330	13,292,732
Ultrapar Participacoes SA	3,970,938	14,382,314
Vale SA	16,591,302	169,822,358
Vibra Energia SA	7,258,976	32,148,594
		507,251,980

Chile 0.5%
Banco de Chile	54,330,414	7,816,051
Cencosud SA	3,903,805	12,420,295
Empresas CMPC SA	2,342,560	3,687,730
Empresas Copec SA	1,796,885	13,434,515
Enel Americas SA	32,320,244	3,372,950
		40,731,541

China 35.9%
Agile Group Holdings Ltd. *	47,658,805	2,781,577
Agricultural Bank of China Ltd., A Shares	9,633,000	9,493,972
Agricultural Bank of China Ltd., H Shares	59,345,621	39,965,432
Alibaba Group Holding Ltd.	15,844,152	235,146,698
Aluminum Corp. of China Ltd., A Shares	3,505,100	3,853,110
Aluminum Corp. of China Ltd., H Shares	8,930,485	7,938,616
Anhui Conch Cement Co. Ltd., A Shares	1,723,700	5,892,640
Anhui Conch Cement Co. Ltd., H Shares	5,050,304	15,871,579
ANTA Sports Products Ltd.	847,313	10,434,019
BAIC Motor Corp. Ltd., H Shares *	44,626,201	11,734,925
Baidu, Inc., A Shares *	3,047,559	34,948,309
Bank of Beijing Co. Ltd., A Shares	8,794,100	7,407,845
Bank of China Ltd., A Shares	5,221,400	4,046,460
Bank of China Ltd., H Shares	171,869,928	93,917,391
Bank of Communications Co. Ltd., A Shares	8,999,000	9,184,974
Bank of Communications Co. Ltd., H Shares	18,642,449	16,093,650
SECURITY	NUMBER OF SHARES	VALUE ($)
BOE Technology Group Co. Ltd., A Shares	14,033,900	8,334,278
BYD Co. Ltd., A Shares	157,800	2,526,909
BYD Co. Ltd., H Shares	1,156,717	16,974,214
CGN Power Co. Ltd., A Shares	1,365,500	736,160
CGN Power Co. Ltd., H Shares	9,967,000	3,758,792
China CITIC Bank Corp. Ltd., A Shares	1,486,700	1,648,920
China CITIC Bank Corp. Ltd., H Shares	26,590,568	23,739,599
China Coal Energy Co. Ltd., A Shares	620,997	988,671
China Coal Energy Co. Ltd., H Shares	5,934,702	7,201,560
China Communications Services Corp. Ltd., H Shares	7,244,025	4,302,268
China Construction Bank Corp., A Shares	3,775,600	4,770,652
China Construction Bank Corp., H Shares	243,329,210	234,407,071
China Everbright Bank Co. Ltd., A Shares	13,359,100	7,089,543
China Everbright Bank Co. Ltd., H Shares	27,797,452	12,479,856
China Hongqiao Group Ltd.	8,719,839	28,455,230
China Life Insurance Co. Ltd., A Shares	78,200	461,989
China Life Insurance Co. Ltd., H Shares	4,560,459	14,051,351
China Mengniu Dairy Co. Ltd.	6,103,749	11,900,817
China Merchants Bank Co. Ltd., A Shares	3,543,800	21,339,021
China Merchants Bank Co. Ltd., H Shares	6,125,985	37,718,437
China Minsheng Banking Corp. Ltd., A Shares	24,088,100	15,556,419
China Minsheng Banking Corp. Ltd., H Shares	36,740,389	20,924,893
China National Building Material Co. Ltd., H Shares	64,894,351	46,948,587
China Pacific Insurance Group Co. Ltd., A Shares	776,200	4,392,742
China Pacific Insurance Group Co. Ltd., H Shares	3,902,265	17,749,741
China Petroleum & Chemical Corp., A Shares	10,444,500	8,372,844
China Petroleum & Chemical Corp., H Shares	142,886,113	78,995,767
China Railway Group Ltd., A Shares	7,651,200	6,101,367
China Railway Group Ltd., H Shares	20,577,229	10,426,067
China Resources Gas Group Ltd.	976,919	2,508,760
China Resources Land Ltd.	8,372,954	32,822,268
China Shenhua Energy Co. Ltd., A Shares	684,300	3,599,809
China Shenhua Energy Co. Ltd., H Shares	6,155,228	27,539,570
China State Construction Engineering Corp. Ltd., A Shares	18,549,800	14,557,952
China Tower Corp. Ltd., H Shares	10,682,914	16,087,715
China United Network Communications Ltd., A Shares	11,553,700	9,245,815
China Vanke Co. Ltd., A Shares *	9,822,300	9,363,371
China Vanke Co. Ltd., H Shares *(a)	17,351,855	11,818,897
China Yongda Automobiles Services Holdings Ltd.	36,186,125	10,118,942
CITIC Securities Co. Ltd., A Shares	1,331,600	5,885,153
CITIC Securities Co. Ltd., H Shares	1,516,687	5,568,037
COSCO SHIPPING Holdings Co. Ltd., A Shares	3,513,900	7,538,102
COSCO SHIPPING Holdings Co. Ltd., H Shares	10,643,218	18,499,022
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CRRC Corp. Ltd., A Shares	2,973,400	3,201,828
CRRC Corp. Ltd., H Shares	7,806,763	6,278,777
Daqo New Energy Corp., ADR *	241,658	6,126,030
ENN Energy Holdings Ltd.	1,894,197	15,185,940
Geely Automobile Holdings Ltd.	10,351,984	25,973,410
Gree Electric Appliances, Inc. of Zhuhai, A Shares	661,000	3,953,305
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	24,322,818	2,308,778
Haier Smart Home Co. Ltd., A Shares	1,072,100	3,952,567
Haier Smart Home Co. Ltd., H Shares	4,456,761	15,000,982
Hello Group, Inc., ADR	498,207	4,135,118
Huaneng Power International, Inc., A Shares	841,300	871,679
Huaneng Power International, Inc., H Shares	5,014,678	3,595,766
Industrial & Commercial Bank of China Ltd., A Shares	8,118,400	8,468,539
Industrial & Commercial Bank of China Ltd., H Shares	147,396,033	109,093,314
Industrial Bank Co. Ltd., A Shares	7,260,400	22,842,922
iQIYI, Inc., ADR *	2,869,046	7,602,972
JD.com, Inc., ADR	2,982,879	92,678,051
Jiangxi Copper Co. Ltd., A Shares	1,016,200	3,980,454
Jiangxi Copper Co. Ltd., H Shares	7,195,150	21,061,632
JinkoSolar Holding Co. Ltd., ADR	175,209	4,042,072
KE Holdings, Inc., ADR	541,486	9,519,324
Kunlun Energy Co. Ltd.	16,843,969	15,642,981
Kweichow Moutai Co. Ltd., A Shares	35,900	7,459,426
Li Ning Co. Ltd.	3,838,271	9,300,453
Longfor Group Holdings Ltd.	14,059,365	19,080,419
Lufax Holding Ltd., ADR *	4,493,289	13,210,270
Meituan, B Shares *	1,132,461	14,918,674
Midea Group Co. Ltd., A Shares	1,139,100	11,787,929
NetEase, Inc.	1,223,970	33,347,387
PDD Holdings, Inc., ADR *	188,037	22,605,808
People's Insurance Co. Group of China Ltd., A Shares	462,600	583,218
People's Insurance Co. Group of China Ltd., H Shares	7,205,521	6,451,450
PetroChina Co. Ltd., A Shares	5,867,600	7,183,337
PetroChina Co. Ltd., H Shares	80,387,227	77,439,673
PICC Property & Casualty Co. Ltd., H Shares	14,880,065	35,807,515
Ping An Bank Co. Ltd., A Shares	5,513,300	9,327,128
Ping An Insurance Group Co. of China Ltd., A Shares	4,188,600	35,212,749
Ping An Insurance Group Co. of China Ltd., H Shares	16,125,973	116,458,408
Poly Developments & Holdings Group Co. Ltd., A Shares	3,296,700	3,684,188
Postal Savings Bank of China Co. Ltd., A Shares	3,069,400	2,602,793
Postal Savings Bank of China Co. Ltd., H Shares	22,400,338	15,544,915
Seazen Group Ltd. *	15,653,970	4,979,809
Shanghai Pudong Development Bank Co. Ltd., A Shares	10,577,300	20,240,439
Shenzhou International Group Holdings Ltd.	907,874	7,156,225
Sinopharm Group Co. Ltd., H Shares	8,828,536	21,143,142
Sunac China Holdings Ltd. *(a)	40,187,587	7,835,596
Sunny Optical Technology Group Co. Ltd.	600,766	6,415,435
Tencent Holdings Ltd.	2,949,295	225,665,510
Vipshop Holdings Ltd., ADR	1,690,318	28,295,923
Weichai Power Co. Ltd., A Shares	2,036,400	4,328,508
SECURITY	NUMBER OF SHARES	VALUE ($)
Weichai Power Co. Ltd., H Shares	4,213,762	8,810,370
Xiaomi Corp., B Shares *	9,172,625	62,183,499
Yankuang Energy Group Co. Ltd., A Shares	962,255	1,749,481
Yankuang Energy Group Co. Ltd., H Shares	8,600,182	9,983,728
Zhongsheng Group Holdings Ltd. (a)	6,626,904	13,660,390
Zijin Mining Group Co. Ltd., A Shares	2,173,600	7,043,113
Zijin Mining Group Co. Ltd., H Shares	4,693,897	15,401,770
ZTO Express Cayman, Inc.	126,600	2,283,261
ZTO Express Cayman, Inc., ADR	260,056	4,733,019
		2,615,649,774

Colombia 0.2%
Ecopetrol SA, ADR (a)	1,038,466	9,761,580
Grupo Cibest SA	522,890	7,676,118
		17,437,698

Czech Republic 0.2%
CEZ AS	244,341	15,289,115

Greece 0.3%
Alpha Bank SA	2,055,134	8,147,542
Motor Oil Hellas Corinth Refineries SA	170,253	5,017,898
National Bank of Greece SA	875,919	12,128,860
		25,294,300

Hong Kong 2.8%
BOC Hong Kong Holdings Ltd.	4,719,892	21,323,473
China Everbright Environment Group Ltd.	16,551,484	9,320,474
China Jinmao Holdings Group Ltd.	32,749,123	6,133,227
China Overseas Land & Investment Ltd.	19,350,387	34,526,560
China Resources Power Holdings Co. Ltd.	4,366,289	10,053,411
China Taiping Insurance Holdings Co. Ltd.	2,458,411	5,102,342
CITIC Ltd.	37,887,196	54,042,294
CSPC Pharmaceutical Group Ltd.	13,920,861	17,981,756
Fosun International Ltd.	8,061,295	5,470,122
Lenovo Group Ltd.	18,097,494	25,721,407
Orient Overseas International Ltd.	652,818	11,413,649
		201,088,715

Hungary 0.6%
MOL Hungarian Oil & Gas PLC	3,033,394	26,071,342
OTP Bank Nyrt	208,161	18,130,419
		44,201,761

India 9.3%
Axis Bank Ltd.	1,578,192	18,697,204
Bajaj Finserv Ltd.	171,321	3,715,836
Bharat Petroleum Corp. Ltd.	6,720,580	23,477,769
Bharti Airtel Ltd.	1,019,548	21,827,856
Coal India Ltd.	2,301,992	9,779,594
GAIL India Ltd.	5,045,703	9,898,307
Grasim Industries Ltd.	381,938	12,016,201
HCL Technologies Ltd.	739,922	12,201,316
HDFC Bank Ltd.	4,422,426	47,701,545
Hindalco Industries Ltd.	2,854,151	22,773,836
Hindustan Petroleum Corp. Ltd.	3,266,163	13,916,423
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hindustan Unilever Ltd.	325,272	9,806,479
ICICI Bank Ltd.	2,353,094	37,282,219
Indian Oil Corp. Ltd.	11,781,718	18,244,852
IndusInd Bank Ltd. *	694,321	5,819,905
Infosys Ltd.	2,284,795	38,059,565
ITC Hotels Ltd. *	183,067	494,732
ITC Ltd.	4,399,595	20,433,798
JSW Steel Ltd.	925,778	10,772,724
Kotak Mahindra Bank Ltd.	477,634	10,612,928
Larsen & Toubro Ltd.	537,241	21,928,540
Mahindra & Mahindra Ltd.	406,351	14,736,722
Maruti Suzuki India Ltd.	78,128	13,098,504
NTPC Ltd.	4,991,719	18,532,976
Oil & Natural Gas Corp. Ltd.	9,069,365	24,025,455
Power Finance Corp. Ltd.	2,120,652	9,126,987
Power Grid Corp. of India Ltd.	3,530,358	11,014,468
Rajesh Exports Ltd. *	5,752,786	11,418,436
Reliance Industries Ltd.	4,616,343	71,016,516
Shriram Finance Ltd.	635,830	4,181,900
State Bank of India	2,425,908	22,066,670
Steel Authority of India Ltd.	2,920,867	3,928,562
Sun Pharmaceutical Industries Ltd.	353,758	6,393,641
Tata Consultancy Services Ltd.	573,574	20,054,869
Tata Motors Ltd.	1,997,725	15,148,836
Tata Steel Ltd.	17,131,334	29,997,211
Tech Mahindra Ltd.	511,682	8,591,914
UltraTech Cement Ltd.	26,323	3,771,377
UPL Ltd.	549,691	4,459,616
Vedanta Ltd.	2,741,904	13,073,461
Wipro Ltd.	2,521,136	7,127,342
		681,227,092

Indonesia 1.4%
Alamtri Resources Indonesia Tbk. PT	48,979,826	5,212,832
Astra International Tbk. PT	57,707,901	19,247,632
Bank Central Asia Tbk. PT	20,709,059	10,141,034
Bank Mandiri Persero Tbk. PT	38,656,250	11,088,178
Bank Rakyat Indonesia Persero Tbk. PT	78,481,889	19,275,419
Telkom Indonesia Persero Tbk. PT, Class B	134,236,439	25,479,688
United Tractors Tbk. PT	5,837,712	8,637,973
		99,082,756

Kuwait 0.6%
Kuwait Finance House KSCP	4,489,673	11,332,584
Mobile Telecommunications Co. KSCP	6,469,261	10,843,875
National Bank of Kuwait SAKP	5,966,731	19,944,451
		42,120,910

Malaysia 0.8%
Axiata Group Bhd.	7,492,072	4,291,317
CIMB Group Holdings Bhd.	5,264,724	9,258,438
Malayan Banking Bhd.	6,745,758	15,806,628
Public Bank Bhd.	10,622,000	10,735,134
Sime Darby Bhd.	8,593,600	4,210,355
Tenaga Nasional Bhd.	4,397,500	13,738,935
		58,040,807

Mexico 3.9%
Alfa SAB de CV, A Shares	20,705,770	15,558,896
America Movil SAB de CV, Series B	53,759,666	53,573,686
Cemex SAB de CV, Series CPO	41,682,239	37,759,823
Controladora Alpek SAB de CV *	17,837,756	2,487,499
SECURITY	NUMBER OF SHARES	VALUE ($)
Fibra Uno Administracion SA de CV	2,897,467	4,077,853
Fomento Economico Mexicano SAB de CV	3,339,666	28,958,878
Grupo Bimbo SAB de CV, Series A	2,723,060	8,478,299
Grupo Comercial Chedraui SA de CV	862,865	6,983,169
Grupo Financiero Banorte SAB de CV, O Shares	4,064,856	37,215,850
Grupo Mexico SAB de CV, Series B	5,700,688	37,409,380
Grupo Televisa SAB, Series CPO	30,981,997	17,115,748
Nemak SAB de CV *	32,227,548	6,723,976
Orbia Advance Corp. SAB de CV	10,363,008	8,248,386
Wal-Mart de Mexico SAB de CV	7,577,939	22,647,041
		287,238,484

Netherlands 0.4%
JBS NV *	1,635,978	26,299,331

Qatar 0.8%
Industries Qatar QSC	1,099,572	3,880,665
Ooredoo QPSC	2,420,018	8,560,789
Qatar Fuel QSC	2,317,197	9,527,174
Qatar Islamic Bank QPSC	1,260,870	8,484,294
Qatar National Bank QPSC	5,053,160	26,369,140
		56,822,062

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
GMK Norilskiy Nickel PAO *(b)(c)	54,400	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.1%
Al Rajhi Bank	496,241	12,458,265
Riyad Bank	966,614	6,687,623
Saudi Arabian Mining Co. *	277,378	3,858,838
Saudi Arabian Oil Co.	6,717,386	42,428,988
Saudi Basic Industries Corp.	2,149,060	34,937,546
Saudi Electricity Co.	2,428,570	9,404,382
Saudi National Bank	1,512,954	14,040,045
Saudi Telecom Co.	2,402,395	26,891,048
		150,706,735

South Africa 4.9%
Absa Group Ltd.	1,834,472	19,574,613
Bid Corp. Ltd.	446,468	11,639,015
Bidvest Group Ltd.	556,690	7,453,472
Exxaro Resources Ltd.	364,680	3,971,882
FirstRand Ltd.	6,344,983	26,683,444
Gold Fields Ltd.	828,293	27,137,816
Impala Platinum Holdings Ltd. *	4,129,329	37,214,429
MTN Group Ltd.	6,084,282	51,511,152
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Naspers Ltd., N Shares	17,074	5,605,213
Nedbank Group Ltd. (a)	945,159	12,094,830
Old Mutual Ltd.	5,894,261	4,630,461
Sanlam Ltd.	2,027,100	10,448,408
Sappi Ltd.	3,451,545	5,666,825
Sasol Ltd. *	5,376,686	36,227,962
Shoprite Holdings Ltd.	721,532	10,722,001
Sibanye Stillwater Ltd. *	18,462,961	34,789,410
Standard Bank Group Ltd. (a)	2,077,699	29,222,532
Valterra Platinum Ltd.	257,886	11,775,853
Vodacom Group Ltd.	1,253,184	10,069,384
		356,438,702

Taiwan 18.0%
Acer, Inc.	7,632,470	7,377,925
ASE Technology Holding Co. Ltd.	6,820,000	33,687,826
Asia Cement Corp.	2,523,000	3,057,857
Asustek Computer, Inc.	1,180,100	24,397,625
AUO Corp. *	32,697,496	13,744,511
Catcher Technology Co. Ltd.	1,222,000	7,535,190
Cathay Financial Holding Co. Ltd.	8,685,994	17,474,562
Chailease Holding Co. Ltd.	2,058,884	7,846,382
China Steel Corp.	32,562,088	21,410,163
Chunghwa Telecom Co. Ltd.	5,060,764	21,935,303
Compal Electronics, Inc.	21,981,000	19,881,733
CTBC Financial Holding Co. Ltd.	16,971,809	22,845,972
Delta Electronics, Inc.	1,360,696	31,647,716
E.Sun Financial Holding Co. Ltd.	4,085,301	4,470,250
Eva Airways Corp.	2,950,000	3,749,080
Evergreen Marine Corp. Taiwan Ltd.	7,809,000	47,386,104
Far Eastern New Century Corp.	7,997,061	7,220,232
Far EasTone Telecommunications Co. Ltd.	1,304,000	3,591,711
First Financial Holding Co. Ltd.	9,754,057	9,045,863
Formosa Chemicals & Fibre Corp.	15,054,882	14,823,662
Formosa Petrochemical Corp.	2,183,704	2,868,078
Formosa Plastics Corp.	14,813,476	18,874,528
Fubon Financial Holding Co. Ltd.	8,286,926	22,744,013
Hon Hai Precision Industry Co. Ltd.	32,529,928	216,550,495
Innolux Corp.	41,668,444	19,151,168
Inventec Corp.	6,262,646	8,430,229
KGI Financial Holding Co. Ltd.	19,171,823	9,564,118
Largan Precision Co. Ltd.	53,200	4,185,414
Lite-On Technology Corp., ADR	3,028,229	12,877,861
MediaTek, Inc.	1,123,046	50,330,330
Mega Financial Holding Co. Ltd.	7,499,788	9,825,693
Micro-Star International Co. Ltd.	1,562,000	6,898,052
Nan Ya Plastics Corp.	16,929,588	23,924,441
Novatek Microelectronics Corp.	779,000	11,085,068
Pegatron Corp.	8,900,234	20,438,556
Pou Chen Corp.	8,359,000	7,888,816
Powertech Technology, Inc.	1,909,000	7,431,296
Quanta Computer, Inc.	2,556,058	21,948,845
Realtek Semiconductor Corp.	201,000	3,511,147
Synnex Technology International Corp.	4,310,178	9,277,539
Taiwan Mobile Co. Ltd.	2,435,530	8,485,057
Taiwan Semiconductor Manufacturing Co. Ltd.	8,609,352	326,693,218
TCC Group Holdings Co. Ltd.	11,848,760	8,701,636
TS Financial Holding Co. Ltd.	6,865,000	3,649,266
Unimicron Technology Corp.	1,046,000	4,944,373
Uni-President Enterprises Corp.	7,282,796	18,439,569
United Microelectronics Corp.	19,842,931	26,288,906
Wan Hai Lines Ltd.	3,975,000	10,766,614
Wistron Corp.	5,577,934	20,618,804
WPG Holdings Ltd.	6,329,880	13,873,369
WT Microelectronics Co. Ltd.	1,000,000	4,023,618
SECURITY	NUMBER OF SHARES	VALUE ($)
Yageo Corp.	1,916,752	8,746,852
Yang Ming Marine Transport Corp.	12,325,000	23,263,465
Yuanta Financial Holding Co. Ltd.	12,366,587	13,147,552
Zhen Ding Technology Holding Ltd.	1,915,000	12,309,573
		1,314,887,226

Thailand 2.9%
Advanced Info Service PCL NVDR	983,500	8,925,729
Bangkok Bank PCL NVDR	3,495,200	16,777,392
Banpu PCL NVDR	70,478,800	10,355,891
Charoen Pokphand Foods PCL NVDR	14,590,000	9,863,281
CP ALL PCL NVDR	5,520,600	7,498,268
Kasikornbank PCL NVDR	4,606,400	23,959,821
PTT Exploration & Production PCL NVDR	3,144,600	10,871,900
PTT Global Chemical PCL NVDR	16,844,300	13,649,109
PTT PCL NVDR	61,468,200	58,821,244
SCB X PCL NVDR	4,852,800	19,249,415
Siam Cement PCL NVDR	3,161,100	20,979,673
Thai Oil PCL NVDR	7,508,087	7,416,539
		208,368,262

Turkey 1.5%
Akbank TAS	8,060,249	13,368,457
BIM Birlesik Magazalar AS	713,650	9,191,604
Eregli Demir ve Celik Fabrikalari TAS	17,484,859	12,687,676
Haci Omer Sabanci Holding AS	2,417,264	5,533,567
KOC Holding AS	4,074,991	18,151,782
Turk Hava Yollari AO	1,665,281	13,556,966
Turkcell Iletisim Hizmetleri AS	2,817,188	6,490,144
Turkiye Is Bankasi AS, Class C	24,753,493	9,053,222
Turkiye Petrol Rafinerileri AS	3,629,874	15,189,898
Yapi ve Kredi Bankasi AS *	11,511,742	9,198,203
		112,421,519

United Arab Emirates 0.8%
Dubai Electricity & Water Authority PJSC	5,130,983	3,841,602
Emaar Properties PJSC	4,266,124	16,725,343
Emirates NBD Bank PJSC	1,784,450	12,267,183
Emirates Telecommunications Group Co. PJSC	2,559,874	12,600,741
First Abu Dhabi Bank PJSC	2,265,325	10,238,060
		55,672,929

United States 0.3%
Yum China Holdings, Inc.	457,959	20,479,926
Total Common Stocks (Cost $5,163,705,730)		6,936,751,625

PREFERRED STOCKS 4.3% OF NET ASSETS

Brazil 3.9%
Banco Bradesco SA	13,115,211	40,664,137
Centrais Eletricas Brasileiras SA, B Shares	251,567	2,211,598
Cia Energetica de Minas Gerais	4,128,445	8,449,922
Cia Paranaense de Energia - Copel, B Shares	2,350,323	5,204,562
Gerdau SA	7,857,857	24,117,444
Itau Unibanco Holding SA	8,165,599	57,901,274
Metalurgica Gerdau SA	8,868,222	15,455,386
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Petroleo Brasileiro SA - Petrobras	22,689,846	130,000,223
Raizen SA *	3,675,323	792,198
		284,796,744

Chile 0.2%
Sociedad Quimica y Minera de Chile SA, B Shares *	333,814	15,284,918

Colombia 0.2%
Grupo Cibest SA	1,016,610	12,723,355

Russia 0.0%
Surgutneftegas PAO *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $256,762,032)		312,805,017

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	31,013,312	31,013,312
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	69,129,309	69,129,309
		100,142,621
Total Short-Term Investments (Cost $100,142,621)		100,142,621
Total Investments in Securities (Cost $5,520,610,383)		7,349,699,263

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/19/25	569	35,986,405	235,256

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $55,082,639.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	27.0%
Information Technology	15.7%
Materials	12.8%
Energy	11.9%
Consumer Discretionary	9.3%
Communication Services	8.7%
Industrials	4.9%
Consumer Staples	3.6%
Utilities	2.6%
Real Estate	2.3%
Other (b)	0.6%
Short-Term Investments	1.4%
Total	100.8%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,936,751,625	$—	$—	$6,936,751,625
Russia	—	—	0 *	0
Preferred Stocks[1]	312,805,017	—	—	312,805,017
Russia	—	—	0 *	0
Short-Term Investments[1]	100,142,621	—	—	100,142,621
Futures Contracts[2]	235,256	—	—	235,256
Total	$7,349,934,519	$—	$0	$7,349,934,519

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of August 31, 2025; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $5,520,610,383) including securities on loan of $55,082,639		$7,349,699,263
Foreign currency, at value (cost $13,593,671)		13,618,651
Deposit with broker for futures contracts		2,791,817
Receivables:
Dividends		21,190,434
Income from securities on loan	+	222,186
Total assets		7,387,522,351

Liabilities
Collateral held for securities on loan		69,129,309
Payables:
Foreign capital gains tax		27,686,493
Management fees		2,489,574
Variation margin on futures contracts	+	213,375
Total liabilities		99,518,751
Net assets		$7,288,003,600

Net Assets by Source
Capital received from investors		$6,011,182,966
Total distributable earnings	+	1,276,820,634
Net assets		$7,288,003,600

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,288,003,600		213,400,000		$34.15

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Operations

For the period March 1, 2025 through August 31, 2025; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $23,949,519)		$194,485,196
Other Interest		33,771
Securities on loan, net	+	1,463,108
Total investment income		195,982,075

Expenses
Management fees		13,312,898
Total expenses	–	13,312,898
Net investment income		182,669,177

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $2,420,107)		101,344,481
Net realized gains on futures contracts		7,015,768
Net realized gains on foreign currency transactions	+	115,852
Net realized gains		108,476,101
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of ($3,874,427))		573,240,052
Net change in unrealized appreciation (depreciation) on futures contracts		183,693
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	93,256
Net change in unrealized appreciation (depreciation)		573,517,001
Net realized and unrealized gains		681,993,102
Increase in net assets resulting from operations		$864,662,279
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/25-8/31/25		3/1/24-2/28/25
Net investment income		$182,669,177	$266,937,827
Net realized gains		108,476,101	70,973,514
Net change in unrealized appreciation (depreciation)	+	573,517,001	564,589,289
Increase in net assets resulting from operations		$864,662,279	$902,500,630

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($44,668,400 )	($288,706,850 )

TRANSACTIONS IN FUND SHARES
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,400,000	$45,838,247	11,700,000	$350,045,130
Net transactions in fund shares		1,400,000	$45,838,247	11,700,000	$350,045,130

SHARES OUTSTANDING AND NET ASSETS
	3/1/25-8/31/25			3/1/24-2/28/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		212,000,000	$6,422,171,474	200,300,000	$5,458,332,564
Total increase	+	1,400,000	865,832,126	11,700,000	963,838,910
End of period		213,400,000	$7,288,003,600	212,000,000	$6,422,171,474
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab Fundamental U.S. Broad Market ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Large Company ETF	Schwab International Dividend Equity ETF
Schwab Fundamental U.S. Small Company ETF	Schwab International Equity ETF
Schwab Fundamental International Equity ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Equity ETF	Schwab Emerging Markets Equity ETF
Schwab Fundamental Emerging Markets Equity ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Ariel Opportunities ETF
Schwab U.S. Dividend Equity ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF	Schwab Mortgage-Backed Securities ETF
Schwab Ultra-Short Income ETF	Schwab High Yield Bond ETF
Schwab Core Bond ETF	Schwab Government Money Market ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Fundamental U.S. Broad Market ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. based companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Large Company ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Small Company ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
The Schwab Fundamental International Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental International Small Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

1. Business Structure of the Funds (continued):
The Schwab Fundamental Emerging Markets Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services —Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as “underlying funds.” For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2025, the funds had securities on loan, all of which were classified as common stocks and warrants. The value of securities on loan and the related collateral as of August 31, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. In the Schwab Fundamental U.S. Broad Market ETF and Schwab Fundamental U.S. Small Company ETF, a non-recurring dividend with a payable date of August 29, 2025, and an ex-date of September 2, 2025, is presented in the Statement of Assets and Liabilities as Deferred dividend income payable.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended August 31, 2025, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF and Schwab Fundamental U.S. Small Company ETF make distributions from net investment income, if any, quarterly. Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF make distributions from net investment income, if any, semiannually. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended.  Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of August 31, 2025, if any, are reflected in each fund’s Statement of Assets and Liabilities.
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(l) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. BROAD MARKET ETF	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY ETF	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY ETF	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY ETF	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY ETF	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the investment adviser to the extent the funds are able to successfully recover tax claims in the future.
For the period ended August 31, 2025, the professional fees incurred by the Schwab Fundamental International Equity ETF and Schwab Fundamental International Small Equity ETF and paid by the investment adviser were $41,128 and $25,576, respectively, as shown as Professional fees in each fund’s Statement of Operations.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
During the period ended August 31, 2025, the Schwab Fundamental International Small Equity ETF recovered previously withheld foreign taxes from Finland. The payment received by the fund amounted to $401,492, which includes $17,648 of interest income and is recorded as Dividends received from securities — unaffiliated issuers in the fund’s Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $46,960, which was reimbursed to the investment adviser by the fund and is also recorded as Dividends received from securities — unaffiliated issuers in the fund’s Statement of Operations. The Schwab Fundamental International Equity ETF and Schwab Fundamental Emerging Markets Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of August 31, 2025, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab Fundamental International Equity ETF and Schwab Fundamental International Small Equity ETF to the investment adviser were $160,376 and $14,861, respectively. The Schwab Fundamental Emerging Markets Equity ETF had no balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers and Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended August 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Broad Market ETF	$21,724,279	$14,238,491	($938,102 )
Schwab Fundamental U.S. Large Company ETF	483,223,935	282,903,265	(21,995,811)
Schwab Fundamental U.S. Small Company ETF	149,689,949	207,386,907	(59,500,892)
Schwab Fundamental International Equity ETF	181,161,553	332,552,533	21,509,535
Schwab Fundamental International Small Equity ETF	134,967,266	84,026,898	12,037,475
Schwab Fundamental Emerging Markets Equity ETF	43,559,544	48,354,586	(179,091)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

 5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
As of August 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$8,086	$8,086
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	132,767	132,767
Schwab Fundamental International Equity ETF
Futures Contracts[1]	1,218,975	1,218,975
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	235,375	235,375
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	235,256	235,256

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	$3,238	$3,238

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$110,352	$110,352
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	2,794,098	2,794,098
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	(126,207)	(126,207)
Schwab Fundamental International Equity ETF
Futures Contracts[1]	12,496,390	12,496,390
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	3,198,205	3,198,205
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	7,015,768	7,015,768

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$32,430	$32,430
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	848,286	848,286
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	482,854	482,854
Schwab Fundamental International Equity ETF
Futures Contracts[1]	(494,395)	(494,395)
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	(206,342)	(206,342)
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	183,693	183,693

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Broad Market ETF	$1,297,471	4
Schwab Fundamental U.S. Large Company ETF	29,984,204	100
Schwab Fundamental U.S. Small Company ETF	11,610,499	108
Schwab Fundamental International Equity ETF	101,874,849	797
Schwab Fundamental International Small Equity ETF	25,624,942	201
Schwab Fundamental Emerging Markets Equity ETF	40,127,871	676
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

 7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market ETF	$70,013,746	$61,513,153
Schwab Fundamental U.S. Large Company ETF	1,341,360,208	1,184,872,406
Schwab Fundamental U.S. Small Company ETF	1,259,352,752	1,109,157,968
Schwab Fundamental International Equity ETF	1,426,628,288	1,043,002,433
Schwab Fundamental International Small Equity ETF	500,146,321	510,038,501
Schwab Fundamental Emerging Markets Equity ETF	786,576,019	616,615,026

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on net asset value per share. Variable charges for the Schwab Fundamental Emerging Markets Equity ETF were larger than other funds in prior periods and are recorded in Other Capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market ETF	$64,644,208	$49,107,608
Schwab Fundamental U.S. Large Company ETF	1,762,880,267	1,038,900,264
Schwab Fundamental U.S. Small Company ETF	956,755,936	1,640,930,045
Schwab Fundamental International Equity ETF	608,809,766	211,869,666
Schwab Fundamental International Small Equity ETF	31,307,184	725,010,642
For the period ended August 31, 2025, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2025, if any, are disclosed in the funds’ Statements of Operations.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

 9. Federal Income Taxes:
As of August 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Broad Market ETF	$722,239,287	$288,851,505	($28,056,998 )	$260,794,507
Schwab Fundamental U.S. Large Company ETF	15,351,661,112	5,161,417,306	(671,536,191)	4,489,881,115
Schwab Fundamental U.S. Small Company ETF	7,768,834,755	1,855,359,968	(638,832,909)	1,216,527,059
Schwab Fundamental International Equity ETF	12,828,616,678	4,823,562,005	(339,851,794)	4,483,710,211
Schwab Fundamental International Small Equity ETF	2,532,603,158	719,059,344	(172,968,049)	546,091,295
Schwab Fundamental Emerging Markets Equity ETF	5,725,299,013	1,852,326,015	(227,690,509)	1,624,635,506
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2025, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Broad Market ETF	$24,868,425
Schwab Fundamental U.S. Large Company ETF	618,550,750
Schwab Fundamental U.S. Small Company ETF	1,167,791,899
Schwab Fundamental International Equity ETF	260,899,045
Schwab Fundamental International Small Equity ETF	204,179,600
Schwab Fundamental Emerging Markets Equity ETF	517,440,561
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2025. The tax basis components of distributions paid during the fiscal year ended February 28, 2025 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Fundamental U.S. Broad Market ETF	$14,326,670
Schwab Fundamental U.S. Large Company ETF	293,269,930
Schwab Fundamental U.S. Small Company ETF	137,775,070
Schwab Fundamental International Equity ETF	508,351,970
Schwab Fundamental International Small Equity ETF	109,577,490
Schwab Fundamental Emerging Markets Equity ETF	288,706,850
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended February 28, 2025, the funds did not incur any interest or penalties.
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

 10. Share Splits:
On September 25, 2024, the Board authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab Fundamental U.S. Broad Market ETF	3-for-1
Schwab Fundamental U.S. Large Company ETF	3-for-1
Schwab Fundamental U.S. Small Company ETF	2-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF and Schwab Fundamental U.S. Small Company ETF have been retroactively adjusted to reflect the share split in the prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF, Schwab Fundamental U.S. Small Company ETF, Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF, and Schwab Fundamental Emerging Markets Equity ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the
Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2024, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking equity indexes.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

MFR76318-12
00317400

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Not applicable.

	(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust - Schwab Fundamental Index ETFs and Schwab U.S. REIT ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 22, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 22, 2025